Registration No. 333-17663
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------


                        POST-EFFECTIVE AMENDMENT NO. 19 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

       SEPARATE ACCOUNT FP
                of
  AXA EQUITABLE LIFE INSURANCE COMPANY          Christopher M. Condron,
        (Exact Name of Trust)                   Chief Executive Officer
  AXA EQUITABLE LIFE INSURANCE COMPANY    AXA Equitable Life Insurance Company
       (Exact Name of Depositor)              1290 Avenue of the Americas
      1290 Avenue of the Americas               New York, New York 10104
        New York, New York 10104         (Name and Address of Agent for Service)
  (Address of Depositor's Principal
          Executive Offices)


                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:

             DODIE KENT                              with a copy to:
     Vice President and Counsel                  Christopher E. Palmer, Esq.
AXA Equitable Life Insurance Company                Goodwin Procter LLP
    1290 Avenue of the Americas                  901 New York Avenue, N.W.
      New York, New York 10104                    Washington, D.C. 20001



                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

|_| immediately upon filing pursuant to paragraph (b) of Rule 485

|X| on (May 2, 2005) pursuant to paragraph (b)(1)(vii) of Rule 485

|_| 60 days after filing pursuant to paragraph (a) of Rule 485

|_| on ( date ) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post Effective Amendment No. 19 ("PEA") to the Form S-6 Registration Statement No. 333-17663 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in this Registration Statement the additions/modifications reflected in the supplements to the Incentive Life Plus(SM) prospectuses. The supplements contain year-end financial statements for AXA Equitable and Separate Account FP. Part II of this Registration Statement has also been updated pursuant to the requirements of Form S-6. The PEA does not amend or delete any Incentive Life(SM) and Incentive Life Plus(SM) prospectus, any other supplement thereto, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

Variable Life Insurance Policies
   IL Protector(R)
   Incentive Life Plus(R)
   Special Offer Policy
   Survivorship 2000
   Incentive Life(SM) 2000
   Champion 2000
   Incentive Life(SM)


PROSPECTUS SUPPLEMENT DATED MAY 1, 2005
--------------------------------------------------------------------------------



This supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.(1)



(1) ABOUT THE PORTFOLIOS OF THE TRUSTS. You should note that some Portfolios have objectives and strategies that are substantially similar to those of certain trusts that are purchased directly rather than under a variable insurance product such as your AXA Equitable policy. These Portfolios may even have the same investment managers and/or advisers and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in trust cash flows; and specific strategies employed by the Portfolio manager.

AXA Equitable serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios. Please see "Investment Portfolios" later in this supplement for information regarding the fees and expenses.

Portfolios of the Trusts


-----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
 Portfolio Name               Objective
-----------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.
-----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.
-----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a
 ALLOCATION                   greater emphasis on current income.
-----------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.
-----------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,
 ALLOCATION                   with a greater emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Seeks long-term growth of capital.
 EQUITY
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of high current income and capital
                              appreciation, consistent with a prudent level of risk.
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    Seeks high total return through a combination of current
                              income and capital appreciation.
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
 Portfolio Name               Adviser(s)
-----------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     o AXA Equitable
-----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   o AXA Equitable
-----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         o AXA Equitable
 ALLOCATION
-----------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       o AXA Equitable
-----------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             o AXA Equitable
 ALLOCATION
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    o Alliance Capital Management L.P.
 EQUITY                       o MFS Investment Management
                              o Marsico Capital Management, LLC
                              o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     o BlackRock Advisors, Inc.
                              o Pacific Investment Management Company LLC
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   o A I M Capital Management, Inc.
                              o RCM Capital Management LLC
                              o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    o Alliance Capital Management L.P.
                              o Pacific Investment Management Company LLC
-----------------------------------------------------------------------------------------------------



(1) The dates of such prior prospectuses are listed for your information in Appendix B to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.



              Copyright 2005 AXA Equitable Life Insurance Company
                             All rights reserved.
                                                                  x000943/AGENCY

-----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
 Portfolio Name              Objective
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP              Seeks long-term growth of capital.
 INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP    Seeks long-term growth of capital.
 CORE EQUITY
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP    Seeks long-term growth of capital.
 GROWTH
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP    Seeks long-term growth of capital.
 VALUE
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID    Seeks long-term growth of capital.
 CAP GROWTH
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID    Seeks long-term growth of capital.
 CAP VALUE
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY   Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 Portfolio Name*              Objective
-----------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK     Seeks to achieve long-term growth of capital.
-----------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND       Seeks to provide a high total return.
 INCOME
-----------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE     Seeks to achieve high current income consistent with
 GOVERNMENT SECURITIES       relative stability of principal.
-----------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL    Seeks to achieve long-term growth of capital.
-----------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP        Seeks to achieve long-term growth of capital.
 GROWTH(1)
-----------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND     Seeks to achieve high current income consistent with
                             moderate risk to capital.
-----------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP        Seeks to achieve long-term growth of capital.
 GROWTH
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
 Portfolio Name              Adviser(s)
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP              o Alliance Capital Management L.P., through its
 INTERNATIONAL EQUITY          Bernstein Investment Research and
                               Management Unit
                             o J.P. Morgan Investment Management Inc.
                             o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP    o Alliance Capital Management L.P., through its
 CORE EQUITY                   Bernstein Investment Research and
                               Management Unit
                             o Janus Capital Management LLC
                             o Thornburg Investment Management, Inc.
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP    o Alliance Capital Management L.P.
 GROWTH                      o RCM Capital Management LLC
                             o TCW Investment Management Company
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP    o Alliance Capital Management L.P.
 VALUE                       o Institutional Capital Corporation
                             o MFS Investment Management
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID    o Alliance Capital Management L.P.
 CAP GROWTH                  o Franklin Advisers, Inc.
                             o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID    o AXA Rosenberg Investment Management LLC
 CAP VALUE                   o TCW Investment Management Company
                             o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY   o Firsthand Capital Management, Inc.
                             o RCM Capital Management LLC
                             o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 Portfolio Name*             Adviser(s)
-----------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK     o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND       o Alliance Capital Management L.P.
 INCOME
-----------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE     o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL    o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP        o Alliance Capital Management L.P.
 GROWTH(1)
-----------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND     o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP        o Alliance Capital Management L.P.
 GROWTH
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 Portfolio Name*                 Objective
-----------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.
-----------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.
 RESPONSIBLE
-----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH       Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.
 INTERNATIONAL
-----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.
 RESEARCH
-----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         Seeks to achieve long-term growth of capital.
 EQUITY
-----------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              Seeks a total return before expenses that approximates
                                 the total return performance of the S&P 500 Index,
                                 including reinvestment of dividends, at a risk level
                                 consistent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA               Seeks long-term capital growth.
-----------------------------------------------------------------------------------------------------
EQ/FI MID CAP                    Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE        Seeks long-term capital appreciation.
-----------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND         Seeks to provide a high total return consistent with
                                 moderate risk to capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------
EQ/JP MORGAN VALUE               Seeks long-term capital appreciation.
 OPPORTUNITIES
-----------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH        Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE        Seeks capital appreciation.
-----------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                 Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE           Seeks capital appreciation and secondarily, income.
 EQUITY
-----------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL         Seeks capital appreciation.
 VALUE
-----------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH           Seeks to provide long-term capital growth.
 COMPANIES
-----------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST           Seeks long-term growth of capital with secondary
                                 objective to seek reasonable current income.
-----------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                  Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX           Seeks to replicate as closely as possible (before the
                                 deduction of portfolio expenses) the total return of the
                                 Russell 2000 Index.
-----------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING           Seeks long-term capital appreciation.
 MARKETS EQUITY(2)
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 Portfolio Name*                 Adviser(s)
-----------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   o Alliance Capital Management L.P.,
                                   through its Bernstein Investment Research
                                   and Management Unit
-----------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              o Calvert Asset Management Company, Inc. and
 RESPONSIBLE                       Brown Capital Management, Inc.
-----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH       o Capital Guardian Trust Company
-----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              o Capital Guardian Trust Company
 INTERNATIONAL
-----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              o Capital Guardian Trust Company
 RESEARCH
-----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         o Capital Guardian Trust Company
 EQUITY
-----------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA               o Evergreen Investment Management
                                   Company, LLC
-----------------------------------------------------------------------------------------------------
EQ/FI MID CAP                    o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE        o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND         o J.P. Morgan Investment Management Inc.
-----------------------------------------------------------------------------------------------------
EQ/JP MORGAN VALUE               o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
-----------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH        o Janus Capital Management LLC
-----------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE        o Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                 o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE           o Mercury Advisors
 EQUITY
-----------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL         o Merrill Lynch Investment Managers
 VALUE                             International Limited
-----------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH           o MFS Investment Management
 COMPANIES
-----------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST           o MFS Investment Management
-----------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                  o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX           o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING           o Morgan Stanley Investment Management, Inc.
 MARKETS EQUITY(2)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
 LAUDUS
 VARIABLE INSURANCE TRUST
 Portfolio Name               Objective
-----------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE    Seeks to increase the value of your investment in bull
 LONG/SHORT EQUITY            markets and bear markets through strategies that are
                              designed to have limited exposure to general equity
                              market risk.
-----------------------------------------------------------------------------------------------------
 PREMIER VIT
 Portfolio Name               Objective
-----------------------------------------------------------------------------------------------------
OPCAP RENAISSANCE**           Seeks long-term capital appreciation and income.
-----------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC.
 Portfolio Name               Objective
-----------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- Class I   Seeks to provide above average current income and
                              long-term capital appreciation by investing primarily in
                              equity securities of companies in the U.S. real estate
                              industry, including real estate investment trusts.
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------
 LAUDUS
 VARIABLE INSURANCE TRUST
 Portfolio Name               Investment Manager/Adviser
-----------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE    o Charles Schwab Investment Management, Inc.
 LONG/SHORT EQUITY            o AXA Rosenberg Investment Management LLC
-----------------------------------------------------------------------------------------------------
 PREMIER VIT
 Portfolio Name               Investment Manager
-----------------------------------------------------------------------------------------------------
OPCAP RENAISSANCE**           o OpCap Advisors LLC
-----------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC.
 Portfolio Name               Investment Manager
-----------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- Class I   o Van Kampen (is the name under which
                                Morgan Stanley Investment Management Inc.
                                does business under certain situations)
-----------------------------------------------------------------------------------------------------



* This portfolio information reflects the portfolio's name change effective on or about May 9, 2005, subject to regulatory approval. The chart below reflects the portfolio name in effect until, on or about May 9, 2005. The number in the "FN" column corresponds with the number contained in the table above.




------------------------------------------------
 FN          Portfolio Name until May 9, 2005
------------------------------------------------
   (1)      EQ/Alliance Premier Growth
------------------------------------------------
   (2)      EQ/Emerging Markets Equity
------------------------------------------------



**    Formerly named "PIMCO Advisors VIT PEA Renaissance."

You should consider the investment objectives, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 888-855-5100.

(2) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table below, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund) you are using. This table shows the fees and expenses for 2004 as an annual percentage of each Portfolio's daily average net assets. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.

-------------------------------------------------------------------------------------------------
                                                 Management                        Other
 Portfolio Name                                   Fees(1)      12b-1 Fees(2)   Expenses(3)
-------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%           --             0.29%
AXA Conservative Allocation                      0.10%           --             0.41%
AXA Conservative-Plus Allocation                 0.10%           --             0.30%
AXA Moderate Allocation                          0.10%           --             0.16%
AXA Moderate-Plus Allocation                     0.10%           --             0.20%
AXA Premier VIP Aggressive Equity                0.62%           --             0.18%
AXA Premier VIP Core Bond                        0.60%         0.25%            0.20%
AXA Premier VIP Health Care                      1.20%         0.25%            0.40%
AXA Premier VIP High Yield                       0.58%           --             0.18%
AXA Premier VIP International Equity             1.05%         0.25%            0.50%
AXA Premier VIP Large Cap Core Equity            0.90%         0.25%            0.32%
AXA Premier VIP Large Cap Growth                 0.90%         0.25%            0.26%
AXA Premier VIP Large Cap Value                  0.90%         0.25%            0.25%
AXA Premier VIP Small/Mid Cap Growth             1.10%         0.25%            0.25%
AXA Premier VIP Small/Mid Cap Value              1.10%         0.25%            0.25%
AXA Premier VIP Technology                       1.20%         0.25%            0.40%
-------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.47%           --             0.05%
EQ/Alliance Growth and Income                    0.56%           --             0.05%
EQ/Alliance Intermediate Government Securities   0.50%           --             0.06%
EQ/Alliance International                        0.73%           --             0.12%
EQ/Alliance Large Cap Growth*                    0.90%         0.25%            0.05%
EQ/Alliance Quality Bond                         0.50%           --             0.06%
EQ/Alliance Small Cap Growth                     0.75%           --             0.06%
EQ/Bernstein Diversified Value                   0.63%         0.25%            0.07%
EQ/Calvert Socially Responsible                  0.65%         0.25%            0.29%
EQ/Capital Guardian Growth                       0.65%         0.25%            0.09%
EQ/Capital Guardian International                0.85%         0.25%            0.17%
EQ/Capital Guardian Research                     0.65%         0.25%            0.05%
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%            0.05%
EQ/Equity 500 Index                              0.25%           --             0.05%
EQ/Evergreen Omega                               0.65%         0.25%            0.11%
EQ/FI Mid Cap                                    0.70%         0.25%            0.06%
EQ/FI Small/Mid Cap Value                        0.74%         0.25%            0.08%
EQ/J.P. Morgan Core Bond                         0.44%         0.25%            0.06%
EQ/JP Morgan Value Opportunities                 0.60%         0.25%            0.10%
EQ/Janus Large Cap Growth                        0.90%         0.25%            0.08%
EQ/Lazard Small Cap Value                        0.75%         0.25%            0.05%
EQ/Marsico Focus                                 0.88%         0.25%            0.06%
EQ/Mercury Basic Value Equity                    0.58%         0.25%            0.05%
EQ/Mercury International Value                   0.85%         0.25%            0.15%
EQ/MFS Emerging Growth Companies                 0.65%         0.25%            0.06%
EQ/MFS Investors Trust                           0.60%         0.25%            0.10%
EQ/Money Market                                  0.34%           --             0.05%
EQ/Small Company Index                           0.25%           --             0.13%
EQ/Van Kampen Emerging Markets Equity*           1.15%         0.25%            0.40%
-------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
-------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     1.50%         0.25%            2.35%
-------------------------------------------------------------------------------------------------
PREMIER VIT:
-------------------------------------------------------------------------------------------------
OpCap Renaissance**                              0.80%           --             0.37%
-------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class I(7)                   0.76%           --             0.26%
-------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------
                                                                               Fee Waivers
                                                   Underlying                    and/or
                                                   Portfolio        Total       Expense       Net Total
                                                    Fees and       Annual      Reimburse-     Annual
 Portfolio Name                                   Expenses(4)   Expenses(5)     ments(6)     Expenses
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.99%         1.38%         (0.29)%       1.09%
AXA Conservative Allocation                      0.75%         1.26%         (0.41)%       0.85%
AXA Conservative-Plus Allocation                 0.80%         1.20%         (0.30)%       0.90%
AXA Moderate Allocation                          0.83%         1.09%         (0.16)%       0.93%
AXA Moderate-Plus Allocation                     1.02%         1.32%         (0.20)%       1.12%
AXA Premier VIP Aggressive Equity                  --          0.80%            --         0.80%
AXA Premier VIP Core Bond                          --          1.05%         (0.10)%       0.95%
AXA Premier VIP Health Care                        --          1.85%          0.00%        1.85%
AXA Premier VIP High Yield                         --          0.76%            --         0.76%
AXA Premier VIP International Equity               --          1.80%          0.00%        1.80%
AXA Premier VIP Large Cap Core Equity              --          1.47%         (0.12)%       1.35%
AXA Premier VIP Large Cap Growth                   --          1.41%         (0.06)%       1.35%
AXA Premier VIP Large Cap Value                    --          1.40%         (0.05)%       1.35%
AXA Premier VIP Small/Mid Cap Growth               --          1.60%          0.00%        1.60%
AXA Premier VIP Small/Mid Cap Value                --          1.60%          0.00%        1.60%
AXA Premier VIP Technology                         --          1.85%          0.00%        1.85%
----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           --          0.52%            --         0.52%
EQ/Alliance Growth and Income                      --          0.61%            --         0.61%
EQ/Alliance Intermediate Government Securities     --          0.56%            --         0.56%
EQ/Alliance International                          --          0.85%          0.00%        0.85%
EQ/Alliance Large Cap Growth*                      --          1.20%         (0.10)%       1.10%
EQ/Alliance Quality Bond                           --          0.56%            --         0.56%
EQ/Alliance Small Cap Growth                       --          0.81%            --         0.81%
EQ/Bernstein Diversified Value                     --          0.95%          0.00%        0.95%
EQ/Calvert Socially Responsible                    --          1.19%         (0.14)%       1.05%
EQ/Capital Guardian Growth                         --          0.99%         (0.04)%       0.95%
EQ/Capital Guardian International                  --          1.27%         (0.07)%       1.20%
EQ/Capital Guardian Research                       --          0.95%          0.00%        0.95%
EQ/Capital Guardian U.S. Equity                    --          0.95%          0.00%        0.95%
EQ/Equity 500 Index                                --          0.30%            --         0.30%
EQ/Evergreen Omega                                 --          1.01%         (0.06)%       0.95%
EQ/FI Mid Cap                                      --          1.01%         (0.01)%       1.00%
EQ/FI Small/Mid Cap Value                          --          1.07%          0.00%        1.07%
EQ/J.P. Morgan Core Bond                           --          0.75%          0.00%        0.75%
EQ/JP Morgan Value Opportunities                   --          0.95%          0.00%        0.95%
EQ/Janus Large Cap Growth                          --          1.23%         (0.08)%       1.15%
EQ/Lazard Small Cap Value                          --          1.05%          0.00%        1.05%
EQ/Marsico Focus                                   --          1.19%         (0.04)%       1.15%
EQ/Mercury Basic Value Equity                      --          0.88%          0.00%        0.88%
EQ/Mercury International Value                     --          1.25%          0.00%        1.25%
EQ/MFS Emerging Growth Companies                   --          0.96%            --         0.96%
EQ/MFS Investors Trust                             --          0.95%          0.00%        0.95%
EQ/Money Market                                    --          0.39%            --         0.39%
EQ/Small Company Index                             --          0.38%          0.00%        0.38%
EQ/Van Kampen Emerging Markets Equity*             --          1.80%          0.00%        1.80%
----------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity       --          4.10%         (0.96)%       3.14%
----------------------------------------------------------------------------------------------------------
 PREMIER VIT:
----------------------------------------------------------------------------------------------------------
OpCap Renaissance**                                --          1.17%         (0.03)%       1.14%
----------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class I(7)                     --          1.02%          0.00%        1.02%
----------------------------------------------------------------------------------------------------------



(*) This is the investment option's new name effective on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the Trusts" in "About the Portfolios of the Trusts" later in this Prospectus for the investment option's former name.

(**)  Formerly named "PIMCO Advisors VIT PEA Renaissance."

(1) The management fees shown reflect revised management fees, effective May 1, 2005, which were approved by shareholders. The management fees for each
      (1) Portfolio cannot be increased without a vote of each Portfolio's shareholders.



(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. A "-" indicates that there is no Rule 12b-1 Plan in place for the Portfolio shown.

(3) Other expenses shown are those incurred in 2004. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.



(4) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been weighted based on the respective investment allocation as of 12/31/04. A "-" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(5) Total Annual Expenses shown are based, in part, on estimated expense amounts for options added during the fiscal year 2004 and for the underlying portfolios.


(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "-" indicates that there is no expense limitation in effect. "0.0%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2006. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class I and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. OpCap Advisors LLC is the Investment Adviser of the Premier VIT -- OpCap Renaissance Portfolio, and has contractually agreed to waive any amounts payable to the Investment Adviser and reimburse the Portfolio so that the total operating expenses of the Portfolio (net of any expense offsets) do not exceed specified amounts. Charles Schwab Investment Management, Inc., the manager of the Laudus Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust Portfolio and EQ Advisors Trust Portfolio is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:


---------------------------------------------------
   Portfolio Name
---------------------------------------------------
   AXA Moderate Allocation                 0.92%
   AXA Premier VIP Aggressive Equity       0.68%
   AXA Premier VIP Health Care             1.81%
   AXA Premier VIP International Equity    1.75%
   AXA Premier VIP Large Cap Core Equity   1.32%
   AXA Premier VIP Large Cap Growth        1.30%
   AXA Premier VIP Large Cap Value         1.21%
   AXA Premier VIP Small/Mid Cap Growth    1.50%
   AXA Premier VIP Small/Mid Cap Value     1.54%
   AXA Premier VIP Technology              1.75%
   EQ/Alliance Common Stock                0.43%
   EQ/Alliance Growth and Income           0.55%
   EQ/Alliance International               0.83%
   EQ/Alliance Large Cap Growth            1.04%
   EQ/Alliance Small Cap Growth            0.73%
   EQ/Calvert Socially Responsible         1.00%
   EQ/Capital Guardian Growth              0.67%
   EQ/Capital Guardian International       1.17%
   EQ/Capital Guardian Research            0.90%
   EQ/Capital Guardian U.S. Equity         0.93%
   EQ/Evergreen Omega                      0.57%
   EQ/FI Mid Cap                           0.96%
   EQ/FI Small/Mid Cap Value               1.05%
   EQ/JP Morgan Value Opportunities        0.76%
   EQ/Lazard Small Cap Value               0.86%
   EQ/Marsico Focus                        1.12%
   EQ/Mercury Basic Value Equity           0.86%
   EQ/Mercury International Value          1.18%
   EQ/MFS Emerging Growth Companies        0.91%
   EQ/MFS Investors Trust                  0.91%
   EQ/Van Kampen Emerging Markets Equity   1.75%
---------------------------------------------------



(7) Expense information has been restated to reflect current fees in effect as of November 1, 2004.

(3) AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly owned subsidiary of AXA Financial, Inc., the holding company. AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $598 billion in assets as of December 31, 2004. For more than 100 years, AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

(4) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and facsimile requests, please see your prospectus.



--------------------------------------------------------------------------------
 By mail:
--------------------------------------------------------------------------------

At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center

P.O. Box 1047
Charlotte, North Carolina 28201-1047


--------------------------------------------------------------------------------
 By express delivery only:
--------------------------------------------------------------------------------

At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center

10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)


--------------------------------------------------------------------------------
 By toll-free phone:
--------------------------------------------------------------------------------

Customer service representatives available weekdays 8 AM to 7 PM, Eastern Time: 1-888-855-5100.



--------------------------------------------------------------------------------
 By e-mail:
--------------------------------------------------------------------------------

life-service@axa-equitable.com



--------------------------------------------------------------------------------
 By facsimile (fax):
--------------------------------------------------------------------------------
1-704-540-9714



--------------------------------------------------------------------------------
 By Internet:
--------------------------------------------------------------------------------



Visit our Website at www.axaonline.com. Our Website provides access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).


                                 ----------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for dollar cost averaging (our automatic transfer service);

(2) authorization for telephone transfers by a person who is not both the insured person and the owner;

(3) request for asset rebalancing; and


(4) designation of new policy owner(s) and beneficiaries.


OTHER REQUESTS. We also have specific forms that we recommend you use for the following:


(a) policy surrenders;

(b) transfers among investment options; and

(c) changes in allocation percentages for premiums and deductions.


You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.


You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

(5) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). Through September 30, 2005, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2005), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer over the telephone by calling 1-888-855-5100 or via the Internet by visiting our Website at www.axaonline.com and enrolling in EQAccess. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern) take effect the next business day. Your transfer request must be received by 4:00 p.m. Eastern time on September 30, 2005, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.


(6) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed for programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

The AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts") have adopted policies and procedures designed to discourage disruptive transfers by policy owners investing in the portfolios of the affiliated trusts. The affiliated trusts discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. As a general matter, the affiliated trusts reserve the right to refuse or limit any purchase or exchange order by a particular investor (or group of related investors) if the transaction is deemed harmful to the portfolio's other investors or would disrupt the management of the portfolio. The affiliated trusts monitor aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. When a policy owner is identified as having engaged in a potentially disruptive transfer for the first time, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or the affiliated trusts may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

We may also offer investment options with underlying portfolios that are not part of the AXA Premier VIP Trust or EQ Advisors Trust (the "unaffiliated trusts"). Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which may be different than those applied by the affiliated trusts. In most cases, the unaffiliated trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectus for the underlying trust for information regarding the policies and procedures, if any, employed by that trust and any associated risks of investing in that trust. If an unaffiliated trust advises us that there may be disruptive transfer activity from our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. If the underlying trust determines that the trading activity of a particular policy owner is disruptive, we will take action to limit the disruptive trading activity of that policy owner as discussed above.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(8) FINANCIAL STATEMENTS. The financial statements of Separate Account FP as of December 31, 2004 and for each of the two years in the period ended December 31, 2004 and the financial statements of AXA Equitable as of December 31, 2004 and 2003 and for the three years in the period ended December 31, 2004 incorporated in this prospectus supplement have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firms as experts in auditing and accounting.

The financial statements of AXA Equitable contained in this prospectus supplement should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the Funds in the Separate Account.

(9) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2004................A-3
   Statements of Operations for the Year Ended December 31, 2004.........A-21
Statements of Changes in Net Assets for the Years Ended December 31, 2004
    and 2003.............................................................A-32
   Notes to Financial Statements.........................................A-48


AXA EQUITABLE LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2004 and 2003................F-2
Consolidated Statements of Earnings, Years Ended December 31, 2004, 2003
    and 2002..............................................................F-3
Consolidated Statements of Shareholder's Equity and Comprehensive Income, Years Ended December 31, 2004, 2003
    and 2002..............................................................F-4
Consolidated Statements of Cash Flows, Years Ended December 31, 2004, 2003
    and 2002..............................................................F-5
     Notes to Consolidated Financial Statements...........................F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2004 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 31, 2005

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004


                                                          AXA Aggressive  AXA Conservative   AXA Conservative-
                                                            Allocation       Allocation       Plus Allocation
                                                         --------------- ------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value .....    $7,465,996       $2,182,539          $1,671,064
Receivable for The Trusts shares sold ..................            --               --                  --
Receivable for policy-related transactions .............            --              753               5,630
                                                            ----------       ----------          ----------
  Total assets .........................................     7,465,996        2,183,292           1,676,694
                                                            ----------       ----------          ----------
Liabilities:
Payable for The Trusts shares purchased ................         1,420              750               5,626
Payable for policy-related transactions ................        30,522               --                  --
                                                            ----------       ----------          ----------
  Total liabilities ....................................        31,942              750               5,626
                                                            ----------       ----------          ----------
Net Assets .............................................    $7,434,054       $2,182,542          $1,671,068
                                                            ==========       ==========          ==========
Net Assets:
Accumulation Units .....................................    $7,434,054       $2,175,112          $1,667,102
Accumulation nonunitized ...............................            --               --                  --
Retained by AXA Equitable in Separate Account FP .......            --            7,430               3,966
                                                            ----------       ----------          ----------
Total net assets .......................................    $7,434,054       $2,182,542          $1,671,068
                                                            ==========       ==========          ==========
Investments in shares of The Trusts, at cost ...........    $6,978,788       $2,174,818          $1,631,447
The Trusts shares held
 Class A ...............................................       453,629          186,448             119,772
 Class B ...............................................       146,763           15,559              29,109



                                                            AXA Moderate     AXA Moderate-     AXA Premier VIP    AXA Premier VIP
                                                             Allocation     Plus Allocation   Aggressive Equity      Core Bond
                                                         ----------------- ----------------- ------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $1,462,642,731      $15,318,038        $541,422,848       $57,605,449
Receivable for The Trusts shares sold ..................              --               --                  --                --
Receivable for policy-related transactions .............              --           27,240                  --            28,534
                                                          --------------      -----------        ------------       -----------
  Total assets .........................................   1,462,642,731       15,345,278         541,422,848        57,633,983
                                                          --------------      -----------        ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ................         247,132           27,192              34,612            36,641
Payable for policy-related transactions ................         692,827               --             230,125                --
                                                          --------------      -----------        ------------       -----------
  Total liabilities ....................................         939,959           27,192             264,737            36,641
                                                          --------------      -----------        ------------       -----------
Net Assets .............................................  $1,461,702,772      $15,318,086        $541,158,111       $57,597,342
                                                          ==============      ===========        ============       ===========
Net Assets:
Accumulation Units .....................................  $1,457,292,868      $15,292,165        $539,972,484       $57,494,643
Accumulation nonunitized ...............................       3,309,043               --             930,711                --
Retained by AXA Equitable in Separate Account FP .......       1,110,861           25,921             254,916           102,699
                                                          --------------      -----------        ------------       -----------
Total net assets .......................................  $1,461,702,772      $15,318,086        $541,158,111       $57,597,342
                                                          ==============      ===========        ============       ===========
Investments in shares of The Trusts, at cost ...........  $1,284,997,838      $14,490,037        $525,277,821       $57,785,188
The Trusts shares held
 Class A ...............................................      89,282,846        1,071,830          20,857,613           741,846
 Class B ...............................................       5,031,404          178,507             613,349         4,786,590

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                            AXA Premier VIP
                                                          AXA Premier VIP    AXA Premier     International
                                                            Health Care       High Yield        Equity
                                                         ----------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $21,621,468     $206,494,222      $26,621,645
Receivable for The Trusts shares sold ..................         17,402               --               --
Receivable for policy-related transactions .............             --        1,529,734          293,567
                                                            -----------     ------------      -----------
  Total assets .........................................     21,638,870      208,023,956       26,915,212
                                                            -----------     ------------      -----------
Liabilities:
Payable for The Trusts shares purchased ................             --        1,639,114          293,549
Payable for policy-related transactions ................         19,263               --               --
                                                            -----------     ------------      -----------
  Total liabilities ....................................         19,263        1,639,114          293,549
                                                            -----------     ------------      -----------
Net Assets .............................................    $21,619,607     $206,384,842      $26,621,663
                                                            ===========     ============      ===========
Net Assets:
Accumulation Units .....................................    $21,528,000     $205,058,580      $26,582,675
Accumulation nonunitized ...............................             --          965,179               --
Retained by AXA Equitable in Separate Account FP .......         91,607          361,083           38,988
                                                            -----------     ------------      -----------
Total net assets .......................................    $21,619,607     $206,384,842      $26,621,663
                                                            ===========     ============      ===========
Investments in shares of The Trusts, at cost ...........    $20,563,658     $213,414,130      $24,049,537
The Trusts shares held
 Class A ...............................................        252,585       32,597,096          343,843
 Class B ...............................................      1,766,286        3,362,764        1,852,257


                                                          AXA Premier VIP                                        AXA Premier VIP
                                                             Large Cap       AXA Premier VIP   AXA Premier VIP      Small/Mid
                                                            Core Equity     Large Cap Growth   Large Cap Value      Cap Growth
                                                         ----------------- ------------------ ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....     $4,168,138        $11,593,826       $10,713,091       $21,800,196
Receivable for The Trusts shares sold ..................             --                 --            70,748            39,291
Receivable for policy-related transactions .............             --            124,164                --                --
                                                             ----------        -----------       -----------       -----------
  Total assets .........................................      4,168,138         11,717,990        10,783,839        21,839,487
                                                             ----------        -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ................            857            124,445                --                --
Payable for policy-related transactions ................            821                 --            83,470            39,454
                                                             ----------        -----------       -----------       -----------
  Total liabilities ....................................          1,678            124,445            83,470            39,454
                                                             ----------        -----------       -----------       -----------
Net Assets .............................................     $4,166,460        $11,593,545       $10,700,369       $21,800,033
                                                             ==========        ===========       ===========       ===========
Net Assets:
Accumulation Units .....................................     $4,151,741        $11,540,921       $10,662,493       $21,754,295
Accumulation nonunitized ...............................             --                 --                --                --
Retained by AXA Equitable in Separate Account FP .......         14,719             52,624            37,876            45,738
                                                             ----------        -----------       -----------       -----------
Total net assets .......................................     $4,166,460        $11,593,545       $10,700,369       $21,800,033
                                                             ==========        ===========       ===========       ===========
Investments in shares of The Trusts, at cost ...........     $3,940,017        $10,836,733       $10,298,774       $19,824,294
The Trusts shares held
 Class A ...............................................        183,814            347,898           217,336           540,848
 Class B ...............................................        217,937            859,152           757,582         1,753,983

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                         AXA Premier VIP     AXA Premier VIP
                                                       Small/Mid Cap Value      Technology     Davis Value
                                                      --------------------- ----------------- -------------
Assets:
Investments in shares of The Trusts, at fair value ..      $42,878,799         $66,472,432       $394,986
Receivable for The Trusts shares sold ...............               --                  --             --
Receivable for policy-related transactions ..........           27,988             133,126            270
                                                           -----------         -----------       --------
  Total assets ......................................       42,906,787          66,605,558        395,256
                                                           -----------         -----------       --------
Liabilities:
Payable for The Trusts shares purchased .............           30,078               8,734            270
Payable for policy-related transactions .............               --                  --             --
                                                           -----------         -----------       --------
  Total liabilities .................................           30,078               8,734            270
                                                           -----------         -----------       --------
Net Assets ..........................................      $42,876,709         $66,596,824       $394,986
                                                           ===========         ===========       ========
Net Assets:
Accumulation Units ..................................      $42,744,798         $66,205,472       $391,793
Accumulation nonunitized ............................               --                  --             --
Retained by AXA Equitable in Separate Account FP ....          131,911             391,353          3,193
                                                           -----------         -----------       --------
Total net assets ....................................      $42,876,709         $66,596,825       $394,986
                                                           ===========         ===========       ========
Investments in shares of The Trusts, at cost ........      $38,376,428         $59,903,307       $332,892
The Trusts shares held
 Class A ............................................          337,565             366,629         33,530
 Class B ............................................        3,424,700           6,859,391             --


                                                                                              EQ/Alliance
                                                                                              Intermediate
                                                         EQ/Alliance        EQ/Alliance        Government     EQ/Alliance
                                                         Common Stock    Growth and Income     Securities    International
                                                      ----------------- ------------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value ..  $2,491,597,741       $490,322,590     $166,489,460    $574,263,735
Receivable for The Trusts shares sold ...............         460,954                 --               --              --
Receivable for policy-related transactions ..........              --                 --               --              --
                                                       --------------       ------------     ------------    ------------
  Total assets ......................................   2,492,058,695        490,322,590      166,489,460     574,263,735
                                                       --------------       ------------     ------------    ------------
Liabilities:
Payable for The Trusts shares purchased .............              --             17,149          142,445          50,295
Payable for policy-related transactions .............       1,703,987            322,258          949,614         390,091
                                                       --------------       ------------     ------------    ------------
  Total liabilities .................................       1,703,987            339,407        1,092,059         440,386
                                                       --------------       ------------     ------------    ------------
Net Assets ..........................................  $2,490,354,708       $489,983,183     $165,397,401    $573,823,349
                                                       ==============       ============     ============    ============
Net Assets:
Accumulation Units ..................................  $2,483,287,152       $489,265,503     $164,687,803    $572,441,754
Accumulation nonunitized ............................       6,285,174            251,529          283,363         558,985
Retained by AXA Equitable in Separate Account FP ....         782,382            466,151          426,235         822,610
                                                       --------------       ------------     ------------    ------------
Total net assets ....................................  $2,490,354,708       $489,983,183     $165,397,401    $573,823,349
                                                       ==============       ============     ============    ============
Investments in shares of The Trusts, at cost ........  $2,799,920,093       $439,672,239     $170,053,378    $399,835,683
The Trusts shares held
 Class A ............................................     130,949,235         20,491,483       13,589,150      46,345,873
 Class B ............................................      11,604,036          6,159,780        3,076,969       5,129,714

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                           EQ/Alliance
                                                            EQ/Alliance     EQ/Alliance     Small Cap
                                                          Premier Growth   Quality Bond       Growth
                                                         ---------------- -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....    $97,732,910    $141,438,573   $203,959,956
Receivable for The Trusts shares sold ..................             --         192,488             --
Receivable for policy-related transactions .............          5,729              --        405,877
                                                            -----------    ------------   ------------
  Total assets .........................................     97,738,639     141,631,061    204,365,833
                                                            -----------    ------------   ------------
Liabilities:
Payable for The Trusts shares purchased ................          7,806              --        419,647
Payable for policy-related transactions ................             --         200,659             --
                                                            -----------    ------------   ------------
  Total liabilities ....................................          7,806         200,659        419,647
                                                            -----------    ------------   ------------
Net Assets .............................................    $97,730,833    $141,430,402   $203,946,186
                                                            ===========    ============   ============
Net Assets:
Accumulation Units .....................................    $97,553,005    $141,106,850   $203,783,724
Accumulation nonunitized ...............................             --         171,442             --
Retained by AXA Equitable in Separate Account FP .......        177,828         152,110        162,462
                                                            -----------    ------------   ------------
Total net assets .......................................    $97,730,833    $141,430,402   $203,946,186
                                                            ===========    ============   ============
Investments in shares of The Trusts, at cost ...........    $98,059,545    $140,689,672   $164,193,448
The Trusts shares held
 Class A ...............................................        303,407      10,751,229     10,490,325
 Class B ...............................................     14,233,508       3,127,593      3,580,414



                                                          EQ/Bernstein    EQ/Calvert                      EQ/Capital
                                                           Diversified     Socially       EQ/Capital       Guardian
                                                              Value      Responsible   Guardian Growth   International
                                                         -------------- ------------- ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $203,859,919     $78,287        $1,960,561      $3,697,646
Receivable for The Trusts shares sold ..................            --          --                --              --
Receivable for policy-related transactions .............       151,333          --                --              --
                                                          ------------     -------        ----------      ----------
  Total assets .........................................   204,011,252      78,287         1,960,561       3,697,646
                                                          ------------     -------        ----------      ----------
Liabilities:
Payable for The Trusts shares purchased ................       155,428          --                --              --
Payable for policy-related transactions ................            --          --                --              --
                                                          ------------     -------        ----------      ----------
  Total liabilities ....................................       155,428          --                --              --
                                                          ------------     -------        ----------      ----------
Net Assets .............................................  $203,855,824     $78,287        $1,960,561      $3,697,646
                                                          ============     =======        ==========      ==========
Net Assets:
Accumulation Units .....................................  $203,618,530     $10,524        $1,859,572      $3,527,135
Accumulation nonunitized ...............................            --          --                --              --
Retained by AXA Equitable in Separate Account FP .......       237,294      67,763           100,989         170,511
                                                          ------------     -------        ----------      ----------
Total net assets .......................................  $203,855,824     $78,287        $1,960,561      $3,697,646
                                                          ============     =======        ==========      ==========
Investments in shares of The Trusts, at cost ...........  $170,239,193     $59,904        $1,820,419      $2,988,621
The Trusts shares held
 Class A ...............................................       826,601       8,642            10,099          38,456
 Class B ...............................................    13,532,662       1,355           147,310         303,713

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                           EQ/Capital     EQ/Capital    EQ/Emerging
                                                            Guardian       Guardian       Markets
                                                            Research     U.S. Equity       Equity
                                                         -------------- ------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....  $82,812,236    $62,546,048   $105,481,358
Receivable for The Trusts shares sold ..................       57,154             --             --
Receivable for policy--related transactions ............           --        153,214        236,524
                                                          -----------    -----------   ------------
  Total assets .........................................   82,869,390     62,699,262    105,717,882
                                                          -----------    -----------   ------------
Liabilities:
Payable for The Trusts shares purchased ................           --        157,004        249,257
Payable for policy--related transactions ...............       60,441             --             --
                                                          -----------    -----------   ------------
  Total liabilities ....................................       60,441        157,004        249,257
                                                          -----------    -----------   ------------
Net Assets .............................................  $82,808,949    $62,542,258   $105,468,625
                                                          ===========    ===========   ============
Net Assets:
Accumulation Units .....................................  $82,454,407    $62,210,652   $105,198,321
Accumulation nonunitized ...............................           --             --             --
Retained by AXA Equitable in Separate Account FP .......      354,542        331,606        270,304
                                                          -----------    -----------   ------------
Total net assets .......................................  $82,808,949    $62,542,258   $105,468,625
                                                          ===========    ===========   ============
Investments in shares of The Trusts, at cost ...........  $65,340,856    $51,389,220   $ 74,840,237
The Trusts shares held
 Class A ...............................................       35,099        360,928        456,280
 Class B ...............................................    6,945,145      5,075,714     10,024,171


                                                                          EQ/Enterprise                   EQ/Enterprise
                                                          EQ/Enterprise       Equity      EQ/Enterprise       Growth
                                                              Equity          Income          Growth        and Income
                                                         --------------- --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....      $8,823         $50,337          $2,992          $5,805
Receivable for The Trusts shares sold ..................          --              --              --              --
Receivable for policy--related transactions ............         342           1,410              --              --
                                                              ------         -------          ------          ------
  Total assets .........................................       9,165          51,747           2,992           5,805
                                                              ------         -------          ------          ------
Liabilities:
Payable for The Trusts shares purchased ................         342           1,410              --              --
Payable for policy--related transactions ...............          --              --              --              --
                                                              ------         -------          ------          ------
  Total liabilities ....................................         342           1,410              --              --
                                                              ------         -------          ------          ------
Net Assets .............................................      $8,823         $50,337          $2,992          $5,805
                                                              ======         =======          ======          ======
Net Assets:
Accumulation Units .....................................      $8,823         $50,337          $2,992          $5,805
Accumulation nonunitized ...............................          --              --              --              --
Retained by AXA Equitable in Separate Account FP .......          --              --              --              --
                                                              ------         -------          ------          ------
Total net assets .......................................      $8,823         $41,666          $2,992          $5,805
                                                              ======         =======          ======          ======
Investments in shares of The Trusts, at cost ...........      $8,728         $50,078          $2,929          $5,742
The Trusts shares held
 Class A ...............................................          --              --              --              --
 Class B ...............................................         415           8,288             622           1,044

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                          EQ/Enterprise   EQ/Enterprise
                                                          Small Company   Small Company     EQ/Equity
                                                              Growth          Value         500 Index
                                                         --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....      $3,783         $137,758     $723,153,741
Receivable for The Trusts shares sold ..................          --               --          130,926
Receivable for policy-related transactions .............          --            3,059               --
                                                              ------         --------     ------------
  Total assets .........................................       3,783          140,817      723,284,667
                                                              ------         --------     ------------
Liabilities:
Payable for The Trusts shares purchased ................          --            3,059               --
Payable for policy-related transactions ................          --               --          307,034
                                                              ------         --------     ------------
  Total liabilities ....................................          --            3,059          307,034
                                                              ------         --------     ------------
Net Assets .............................................      $3,783         $137,758     $722,977,633
                                                              ======         ========     ============
Net Assets:
Accumulation Units .....................................      $3,783         $137,758     $722,213,856
Accumulation nonunitized ...............................          --               --          551,011
Retained by AXA Equitable in Separate Account FP .......          --               --          212,766
                                                              ------         --------     ------------
Total net assets .......................................      $3,783         $137,758     $722,977,633
                                                              ======         ========     ============
Investments in shares of The Trusts, at cost ...........      $3,685         $135,402     $672,222,850
The Trusts shares held
 Class A ...............................................          --               --       26,577,751
 Class B ...............................................         457            4,964        4,559,583


                                                                                            EQ/FI
                                                          EQ/Evergreen       EQ/FI        Small/Mid     EQ/J.P. Morgan
                                                              Omega         Mid Cap       Cap Value       Core Bond
                                                         -------------- -------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....  $10,085,475    $96,174,784    $218,433,388     $16,906,815
Receivable for The Trusts shares sold ..................           --             --              --              --
Receivable for policy-related transactions .............       15,588         39,988              --          19,786
                                                          -----------    -----------    ------------     -----------
  Total assets .........................................   10,101,063     96,214,772     218,433,388      16,926,601
                                                          -----------    -----------    ------------     -----------
Liabilities:
Payable for The Trusts shares purchased ................       15,588         41,542          33,389          20,114
Payable for policy-related transactions ................           --             --          14,724              --
                                                          -----------    -----------    ------------     -----------
  Total liabilities ....................................       15,588         41,542          48,113          20,114
                                                          -----------    -----------    ------------     -----------
Net Assets .............................................  $10,085,475    $96,173,230    $218,385,275     $16,906,487
                                                          ===========    ===========    ============     ===========
Net Assets:
Accumulation Units .....................................  $ 9,938,220    $95,758,447    $218,187,865     $16,727,864
Accumulation nonunitized ...............................           --             --              --              --
Retained by AXA Equitable in Separate Account FP .......      147,255        414,783         197,410         178,623
                                                          -----------    -----------    ------------     -----------
Total net assets .......................................  $10,085,475    $96,173,230    $218,385,275     $16,906,487
                                                          ===========    ===========    ============     ===========
Investments in shares of The Trusts, at cost ...........  $ 9,027,463    $79,303,999    $183,429,936     $17,086,206
The Trusts shares held
 Class A ...............................................        9,961        712,256         581,875         512,980
 Class B ...............................................    1,116,454      7,964,593      15,021,902       1,003,911

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                            EQ/Janus      EQ/JP Morgan     EQ/Lazard
                                                            Large Cap        Value         Small Cap
                                                             Growth      Opportunities       Value
                                                         -------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $24,336,854     $34,417,571    $17,097,657
Receivable for The Trusts shares sold ..................      469,010              --         66,533
Receivable for policy-related transactions .............           --          90,487             --
                                                          -----------     -----------    -----------
  Total assets .........................................   24,805,864      34,508,058     17,164,190
                                                          -----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ................           --          89,852             --
Payable for policy-related transactions ................      469,968              --         66,533
                                                          -----------     -----------    -----------
  Total liabilities ....................................      469,968          89,852         66,533
                                                          -----------     -----------    -----------
Net Assets .............................................  $24,335,896     $34,418,206    $17,097,657
                                                          ===========     ===========    ===========
Net Assets:
Accumulation Units .....................................  $24,032,377     $34,065,470    $16,945,546
Accumulation nonunitized ...............................           --              --             --
Retained by AXA Equitable in Separate Account FP .......      303,519         352,736        152,111
                                                          -----------     -----------    -----------
Total net assets .......................................  $24,335,896     $34,418,206    $17,097,657
                                                          ===========     ===========    ===========
Investments in shares of The Trusts, at cost ...........  $21,058,184     $30,674,745    $16,077,559
The Trusts shares held
 Class A ...............................................       32,178          10,414        360,191
 Class B ...............................................    3,790,831       2,782,280        859,129



                                                                           EQ/Mercury      EQ/Mercury
                                                           EQ/Marsico     Basic Value    International   EQ/MFS Emerging
                                                              Focus          Equity          Value       Growth Companies
                                                         -------------- --------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $89,102,389    $191,212,265    $115,144,261      $171,676,612
Receivable for The Trusts shares sold ..................           --         185,189              --            36,234
Receivable for policy-related transactions .............       22,853              --         251,865                --
                                                          -----------    ------------    ------------      ------------
  Total assets .........................................   89,125,242     191,397,454     115,396,126       171,712,846
                                                          -----------    ------------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ................       23,167              --         273,901                --
Payable for policy-related transactions ................           --         256,891              --            46,412
                                                          -----------    ------------    ------------      ------------
  Total liabilities ....................................       23,167         256,891         273,901            46,412
                                                          -----------    ------------    ------------      ------------
Net Assets .............................................  $89,102,075    $191,140,563    $115,122,225      $171,666,434
                                                          ===========    ============    ============      ============
Net Assets:
Accumulation Units .....................................  $88,906,080    $190,901,229    $114,793,570      $171,458,243
Accumulation nonunitized ...............................           --              --              --                --
Retained by AXA Equitable in Separate Account FP .......      195,995         239,334         328,655           208,191
                                                          -----------    ------------    ------------      ------------
Total net assets .......................................  $89,102,075    $191,140,563    $115,122,225      $171,666,434
                                                          ===========    ============    ============      ============
Investments in shares of The Trusts, at cost ...........  $73,039,832    $166,524,733    $ 90,624,101      $177,524,914
The Trusts shares held
 Class A ...............................................      653,909         414,065         429,798           149,175
 Class B ...............................................    5,450,515      11,919,771       8,409,888        12,947,820

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                               EQ/MFS          EQ/Money        EQ/Small
                                                          Investors Trust       Market      Company Index
                                                         ----------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....    $11,180,104     $320,976,749     $26,032,914
Receivable for The Trusts shares sold ..................         64,928          741,220              --
Receivable for policy-related transactions .............             --               --          45,627
                                                            -----------     ------------     -----------
  Total assets .........................................     11,245,032      321,717,969      26,078,541
                                                            -----------     ------------     -----------
Liabilities:
Payable for The Trusts shares purchased ................             --               --          45,615
Payable for policy-related transactions ................         64,928        1,604,004              --
                                                            -----------     ------------     -----------
  Total liabilities ....................................         64,928        1,604,004          45,615
                                                            -----------     ------------     -----------
Net Assets .............................................    $11,180,104     $320,113,965     $26,032,926
                                                            ===========     ============     ===========
Net Assets:
Accumulation Units .....................................    $10,883,542     $318,678,337     $25,806,540
Accumulation nonunitized ...............................             --        1,243,525              --
Retained by AXA Equitable in Separate Account FP .......        296,562          192,103         226,386
                                                            -----------     ------------     -----------
Total net assets .......................................    $11,180,104     $320,113,965     $26,032,926
                                                            ===========     ============     ===========
Investments in shares of The Trusts, at cost ...........    $ 9,672,449     $322,849,946     $23,769,109
The Trusts shares held
 Class A ...............................................         12,217       24,312,293       1,547,239
 Class B ...............................................      1,168,328        6,714,103         646,570



                                                           Fidelity VIP
                                                          Asset Manager:   Fidelity VIP    Fidelity VIP    Fidelity VIP
                                                              Growth        Contrafund    Equity-Income   Growth & Income
                                                         ---------------- -------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $1,375,870      $8,579,303      $4,941,577      $2,063,712
Receivable for The Trusts shares sold ..................            --              --              --              --
Receivable for policy-related transactions .............            --         165,874              --               1
                                                            ----------      ----------      ----------      ----------
  Total assets .........................................     1,375,870       8,745,177       4,941,577       2,063,713
                                                            ----------      ----------      ----------      ----------
Liabilities:
Payable for The Trusts shares purchased ................            --         165,874              --               1
Payable for policy-related transactions ................            --              --              --
                                                            ----------      ----------      ----------
  Total liabilities ....................................            --         165,874              --               1
                                                            ----------      ----------      ----------      ----------
Net Assets .............................................    $1,375,870      $8,579,303      $4,941,577      $2,063,712
                                                            ==========      ==========      ==========      ==========
Net Assets:
Accumulation Units .....................................    $1,375,870      $8,579,303      $4,941,577      $2,063,712
Accumulation nonunitized ...............................            --              --              --              --
Retained by AXA Equitable in Separate Account FP .......            --              --              --              --
                                                            ----------      ----------      ----------      ----------
Total net assets .......................................    $1,375,870      $8,579,303      $4,941,577      $2,063,712
                                                            ==========      ==========      ==========      ==========
Investments in shares of The Trusts, at cost ...........    $1,320,333      $7,699,487      $4,438,862      $1,885,994
The Trusts shares held
 Class A ...............................................            --              --              --              --
 Class B ...............................................       109,109         325,590         196,954         150,526

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                         Fidelity VIP
                                                          Fidelity VIP    Investment    Fidelity VIP
                                                           High Income    Grade Bond       Mid Cap
                                                         -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....   $2,949,540     $6,407,630    $11,035,331
Receivable for The Trusts shares sold ..................           --        343,283             --
Receivable for policy--related transactions ............       48,119             --        228,655
                                                           ----------     ----------    -----------
  Total assets .........................................    2,997,659      6,750,913     11,263,986
Liabilities:
Payable for The Trusts shares purchased ................       48,119             --        228,655
Payable for policy--related transactions ...............           --        343,283             --
                                                           ----------     ----------    -----------
  Total liabilities ....................................       48,119        343,283        228,655
                                                           ----------     ----------    -----------
Net Assets .............................................   $2,949,540     $6,407,630    $11,035,331
                                                           ==========     ==========    ===========
Net Assets:
Accumulation Units .....................................   $2,949,540     $6,407,630    $11,035,331
Accumulation nonunitized ...............................           --             --             --
Retained by AXA Equitable in Separate Account FP .......           --             --             --
                                                           ----------     ----------    -----------
Total net assets .......................................   $2,949,540     $6,407,630    $11,035,331
                                                           ==========     ==========    ===========
Investments in shares of The Trusts, at cost ...........   $2,837,101     $6,354,118    $ 9,892,119
The Trusts shares held
 Class A ...............................................           --             --             --
 Class B ...............................................      426,851        489,880        369,322



                                                                                            Laudus Rosenberg
                                                                                               VIT Value
                                                          Fidelity VIP     Fidelity VIP        Long/Short     MFS Mid Cap
                                                              Value      Value Strategies        Equity         Growth
                                                         -------------- ------------------ ----------------- ------------
Assets:
Investments in shares of The Trusts, at fair value .....   $1,468,042       $2,847,258        $11,613,365      $167,950
Receivable for The Trusts shares sold ..................           --               --                 --            --
Receivable for policy--related transactions ............          156            6,047              7,585            --
                                                           ----------       ----------        -----------      --------
  Total assets .........................................    1,468,198        2,853,305         11,620,950       167,950
Liabilities:
Payable for The Trusts shares purchased ................          156            6,047              7,585            --
Payable for policy--related transactions ...............           --               --                 --            --
                                                           ----------       ----------        -----------      --------
  Total liabilities ....................................          156            6,047              7,585            --
                                                           ----------       ----------        -----------      --------
Net Assets .............................................   $1,468,042       $2,847,258        $11,613,365      $167,950
                                                           ==========       ==========        ===========      ========
Net Assets:
Accumulation Units .....................................   $1,468,042       $2,847,258        $ 4,596,503      $166,522
Accumulation nonunitized ...............................           --               --                 --            --
Retained by AXA Equitable in Separate Account FP .......           --               --          7,016,862         1,428
                                                           ----------       ----------        -----------      --------
Total net assets .......................................   $1,468,042       $2,847,258        $11,613,365      $167,950
                                                           ==========       ==========        ===========      ========
Investments in shares of The Trusts, at cost ...........   $1,360,852       $2,617,633        $11,555,703      $138,493
The Trusts shares held
 Class A ...............................................           --               --                 --        23,722
 Class B ...............................................      123,677          201,362          1,162,499            --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                          PEA Renaissance
                                                         -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $25,764,625
Receivable for The Trusts shares sold ..................        918,385
Receivable for policy--related transactions ............         81,827
                                                            -----------
  Total assets .........................................     26,764,837
                                                            -----------
Liabilities:
Payable for The Trusts shares purchased ................             --
Payable for policy--related transactions ...............             --
                                                            -----------
  Total liabilities ....................................             --
                                                            -----------
Net Assets .............................................    $26,764,837
                                                            ===========
Net Assets:
Accumulation Units .....................................    $26,704,826
Accumulation nonunitized ...............................             --
Retained by AXA Equitable in Separate Account FP .......         60,011
                                                            -----------
Total net assets .......................................    $26,764,837
                                                            ===========
Investments in shares of The Trusts, at cost ...........    $23,107,694
The Trusts shares held
 Class A ...............................................      1,689,484
 Class B ...............................................             --



                                                                               U.S. Real Estate --  Vanguard VIF
                                                          PIMCO Total Return         Class I        Equity Index
                                                         -------------------- -------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....       $202,388            $50,810,533       $2,127,219
Receivable for The Trusts shares sold ..................             --                     --               --
Receivable for policy--related transactions ............             --                183,056               --
                                                               --------            -----------       ----------
  Total assets .........................................        202,388             50,993,589        2,127,219
                                                               --------            -----------       ----------
Liabilities:
Payable for The Trusts shares purchased ................            203                191,888              270
Payable for policy--related transactions ...............              8                     --            2,310
                                                               --------            -----------       ----------
  Total liabilities ....................................            211                191,888            2,580
                                                               --------            -----------       ----------
Net Assets .............................................       $202,177            $50,801,701       $2,124,639
                                                               ========            ===========       ==========
Net Assets:
Accumulation Units .....................................       $197,244            $50,741,923       $2,113,366
Accumulation nonunitized ...............................             --                     --               --
Retained by AXA Equitable in Separate Account FP .......          4,933                 59,778           11,273
                                                               --------            -----------       ----------
Total net assets .......................................       $202,177            $50,801,701       $2,124,639
                                                               ========            ===========       ==========
Investments in shares of The Trusts, at cost ...........       $200,335            $42,975,821       $1,962,585
The Trusts shares held
 Class A ...............................................         18,962                     --           75,193
 Class B ...............................................             --              2,480,983               --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

              (Continued)




                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
AXA Aggressive Allocation ..................     Class A 0.00%          $ 122.81                      14
AXA Aggressive Allocation ..................     Class A 0.60%          $ 121.89                      32
AXA Aggressive Allocation ..................     Class A 0.80%          $ 121.59                      --
AXA Aggressive Allocation ..................     Class A 0.90%          $ 121.44                      --
AXA Aggressive Allocation ..................     Class B 0.00%          $ 122.43                      --
AXA Aggressive Allocation ..................     Class B 0.00%          $ 121.43                      --
AXA Aggressive Allocation ..................     Class B 0.60%          $ 121.52                      15
AXA Aggressive Allocation ..................     Class B 0.90%          $ 121.06                      --

AXA Conservative Allocation ................     Class A 0.00%          $ 109.01                       4
AXA Conservative Allocation ................     Class A 0.60%          $ 108.19                      13
AXA Conservative Allocation ................     Class A 0.80%          $ 107.92                      --
AXA Conservative Allocation ................     Class A 0.90%          $ 107.79                       2
AXA Conservative Allocation ................     Class B 0.00%          $ 108.67                      --
AXA Conservative Allocation ................     Class B 0.60%          $ 107.86                       2
AXA Conservative Allocation ................     Class B 0.90%          $ 107.45                      --

AXA Conservative-Plus Allocation ...........     Class A 0.00%          $ 112.95                       5
AXA Conservative-Plus Allocation ...........     Class A 0.60%          $ 112.10                       6
AXA Conservative-Plus Allocation ...........     Class A 0.80%          $ 111.82                      --
AXA Conservative-Plus Allocation ...........     Class A 0.90%          $ 111.68                      --
AXA Conservative-Plus Allocation ...........     Class B 0.00%          $ 112.59                      --
AXA Conservative-Plus Allocation ...........     Class B 0.60%          $ 111.75                       3
AXA Conservative-Plus Allocation ...........     Class B 0.90%          $ 111.33                      --

AXA Moderate Allocation ....................     Class A 0.00%          $ 237.11                     415
AXA Moderate Allocation ....................     Class A 0.60%          $ 545.87                   2,156
AXA Moderate Allocation ....................     Class A 0.80%          $ 179.84                      24
AXA Moderate Allocation ....................     Class A 0.90%          $ 229.71                     438
AXA Moderate Allocation ....................     Class B 0.00%          $ 237.11                      --
AXA Moderate Allocation ....................     Class B 0.00%          $ 118.80                      --
AXA Moderate Allocation ....................     Class B 0.60%          $ 117.29                     660
AXA Moderate Allocation ....................     Class B 0.90%          $ 125.97                      --

AXA Moderate-Plus Allocation ...............     Class A 0.00%          $ 121.36                      45
AXA Moderate-Plus Allocation ...............     Class A 0.60%          $ 120.45                      58
AXA Moderate-Plus Allocation ...............     Class A 0.80%          $ 120.15                      --
AXA Moderate-Plus Allocation ...............     Class A 0.90%          $ 120.00                       5
AXA Moderate-Plus Allocation ...............     Class B 0.00%          $ 120.99                      --
AXA Moderate-Plus Allocation ...............     Class B 0.60%          $ 120.08                      18
AXA Moderate-Plus Allocation ...............     Class B 0.90%          $ 119.63                      --

AXA Premier VIP Aggressive Equity ..........     Class A 0.00%          $ 154.55                     304
AXA Premier VIP Aggressive Equity ..........     Class A 0.60%          $ 634.87                     707
AXA Premier VIP Aggressive Equity ..........     Class A 0.80%          $  94.71                      33
AXA Premier VIP Aggressive Equity ..........     Class A 0.90%          $ 171.23                     152
AXA Premier VIP Aggressive Equity ..........     Class B 0.00%          $  80.86                      --
AXA Premier VIP Aggressive Equity ..........     Class B 0.60%          $  77.79                     195
AXA Premier VIP Aggressive Equity ..........     Class B 0.90%          $  76.29                      --

AXA Premier VIP Core Bond ..................     Class A 0.00%          $ 111.21                      64
AXA Premier VIP Core Bond ..................     Class A 0.00%          $ 105.09                       1
AXA Premier VIP Core Bond ..................     Class A 0.60%          $ 115.19                       5
AXA Premier VIP Core Bond ..................     Class B 0.00%          $ 116.59                      55
AXA Premier VIP Core Bond ..................     Class B 0.60%          $ 114.51                     356
AXA Premier VIP Core Bond ..................     Class B 0.80%          $ 113.82                       1
AXA Premier VIP Core Bond ..................     Class B 0.90%          $ 113.47                      21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP Health Care ...................     Class A 0.00%          $ 145.63                     17
AXA Premier VIP Health Care ...................     Class A 0.00%          $ 117.14                     --
AXA Premier VIP Health Care ...................     Class A 0.60%          $ 114.04                      2
AXA Premier VIP Health Care ...................     Class B 0.00%          $ 115.02                     41
AXA Premier VIP Health Care ...................     Class B 0.60%          $ 112.96                    118
AXA Premier VIP Health Care ...................     Class B 0.80%          $ 112.28                     --
AXA Premier VIP Health Care ...................     Class B 0.90%          $ 111.95                      7

AXA Premier VIP High Yield ....................     Class A 0.00%          $ 192.26                    216
AXA Premier VIP High Yield ....................     Class A 0.60%          $ 344.69                    392
AXA Premier VIP High Yield ....................     Class A 0.80%          $ 139.31                      7
AXA Premier VIP High Yield ....................     Class A 0.90%          $ 209.54                     54
AXA Premier VIP High Yield ....................     Class B 0.00%          $ 192.26                     --
AXA Premier VIP High Yield ....................     Class B 0.00%          $ 118.17                     --
AXA Premier VIP High Yield ....................     Class B 0.60%          $  98.64                    184
AXA Premier VIP High Yield ....................     Class B 0.90%          $  96.74                     --

AXA Premier VIP International Equity ..........     Class A 0.00%          $ 170.04                     24
AXA Premier VIP International Equity ..........     Class A 0.60%          $ 126.08                     --
AXA Premier VIP International Equity ..........     Class B 0.00%          $ 162.44                      2
AXA Premier VIP International Equity ..........     Class B 0.60%          $ 123.09                    169
AXA Premier VIP International Equity ..........     Class B 0.80%          $ 160.26                     --
AXA Premier VIP International Equity ..........     Class B 0.90%          $ 121.98                     10

AXA Premier VIP Large Cap Core Equity .........     Class A 0.00%          $ 149.32                     13
AXA Premier VIP Large Cap Core Equity .........     Class A 0.60%          $ 108.47                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.00%          $ 135.37                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.60%          $ 106.92                     19
AXA Premier VIP Large Cap Core Equity .........     Class B 0.80%          $ 133.56                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.90%          $ 105.95                      1

AXA Premier VIP Large Cap Growth ..............     Class A 0.00%          $ 144.24                     23
AXA Premier VIP Large Cap Growth ..............     Class A 0.60%          $  99.99                      1
AXA Premier VIP Large Cap Growth ..............     Class B 0.00%          $ 130.68                      1
AXA Premier VIP Large Cap Growth ..............     Class B 0.60%          $  94.13                     80
AXA Premier VIP Large Cap Growth ..............     Class B 0.80%          $ 128.92                     --
AXA Premier VIP Large Cap Growth ..............     Class B 0.90%          $  93.28                      5

AXA Premier VIP Large Cap Value ...............     Class A 0.00%          $ 158.60                     15
AXA Premier VIP Large Cap Value ...............     Class A 0.60%          $ 118.01                      1
AXA Premier VIP Large Cap Value ...............     Class B 0.00%          $ 146.01                      1
AXA Premier VIP Large Cap Value ...............     Class B 0.60%          $ 118.09                     65
AXA Premier VIP Large Cap Value ...............     Class B 0.80%          $ 144.05                     --
AXA Premier VIP Large Cap Value ...............     Class B 0.90%          $ 117.02                      4

AXA Premier VIP Small/Mid Cap Growth ..........     Class A 0.00%          $ 169.69                     29
AXA Premier VIP Small/Mid Cap Growth ..........     Class A 0.60%          $ 101.88                      1
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.00%          $ 152.51                      3
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.60%          $  96.70                    160
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.80%          $ 150.46                     --
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.90%          $  95.83                      8

AXA Premier VIP Small/Mid Cap Value ...........     Class A 0.00%          $ 181.48                     21
AXA Premier VIP Small/Mid Cap Value ...........     Class A 0.00%          $ 119.47                     --
AXA Premier VIP Small/Mid Cap Value ...........     Class A 0.60%          $ 118.35                      1
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.00%          $ 120.99                     42
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.60%          $ 118.82                    265

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
AXA Premier VIP Small/Mid Cap Value ....................     Class B 0.80%          $ 118.11                      --
AXA Premier VIP Small/Mid Cap Value ....................     Class B 0.90%          $ 117.75                      20
AXA Premier VIP Technology .............................     Class A 0.00%          $ 186.28                      18
AXA Premier VIP Technology .............................     Class A 0.60%          $ 102.33                       1
AXA Premier VIP Technology .............................     Class B 0.00%          $ 154.13                      41
AXA Premier VIP Technology .............................     Class B 0.60%          $  93.31                     577
AXA Premier VIP Technology .............................     Class B 0.80%          $ 152.06                       1
AXA Premier VIP Technology .............................     Class B 0.90%          $  92.46                      26

Davis Value ............................................     Class A 0.60%          $ 127.96                       3

EQ/Alliance Common Stock ...............................     Class A 0.00%          $ 305.25                     708
EQ/Alliance Common Stock ...............................     Class A 0.60%          $ 827.96                   2,306
EQ/Alliance Common Stock ...............................     Class A 0.80%          $ 203.27                      71
EQ/Alliance Common Stock ...............................     Class A 0.90%          $ 349.40                     408
EQ/Alliance Common Stock ...............................     Class B 0.00%          $  97.01                       1
EQ/Alliance Common Stock ...............................     Class B 0.60%          $ 113.02                   1,784
EQ/Alliance Common Stock ...............................     Class B 0.90%          $ 110.84                      --

EQ/Alliance Growth and Income ..........................     Class A 0.00%          $ 339.60                     227
EQ/Alliance Growth and Income ..........................     Class A 0.60%          $ 313.97                     831
EQ/Alliance Growth and Income ..........................     Class A 0.80%          $ 246.53                      15
EQ/Alliance Growth and Income ..........................     Class A 0.90%          $ 303.47                     114
EQ/Alliance Growth and Income ..........................     Class B 0.00%          $ 128.71                      --
EQ/Alliance Growth and Income ..........................     Class B 0.60%          $ 127.43                     885
EQ/Alliance Growth and Income ..........................     Class B 0.90%          $ 144.35                      --

EQ/Alliance Intermediate Government Securities .........     Class A 0.00%          $ 183.09                     259
EQ/Alliance Intermediate Government Securities .........     Class A 0.60%          $ 210.94                     368
EQ/Alliance Intermediate Government Securities .........     Class A 0.80%          $ 152.57                       4
EQ/Alliance Intermediate Government Securities .........     Class A 0.90%          $ 174.64                      59
EQ/Alliance Intermediate Government Securities .........     Class B 0.00%          $ 133.80                      --
EQ/Alliance Intermediate Government Securities .........     Class B 0.60%          $ 129.31                     224
EQ/Alliance Intermediate Government Securities .........     Class B 0.90%          $ 129.91                      --

EQ/Alliance International ..............................     Class A 0.00%          $ 154.89                     382
EQ/Alliance International ..............................     Class A 0.60%          $ 146.07                   2,874
EQ/Alliance International ..............................     Class A 0.80%          $ 121.37                      18
EQ/Alliance International ..............................     Class A 0.90%          $ 141.83                     247
EQ/Alliance International ..............................     Class B 0.00%          $ 107.60                      --
EQ/Alliance International ..............................     Class B 0.60%          $ 110.38                     511
EQ/Alliance International ..............................     Class B 0.90%          $ 106.24                      --

EQ/Alliance Premier Growth .............................     Class A 0.00%          $ 134.65                      15
EQ/Alliance Premier Growth .............................     Class A 0.00%          $ 112.01                      --
EQ/Alliance Premier Growth .............................     Class A 0.60%          $  96.37                      --
EQ/Alliance Premier Growth .............................     Class B 0.00%          $  68.20                     110
EQ/Alliance Premier Growth .............................     Class B 0.60%          $  65.95                   1,273
EQ/Alliance Premier Growth .............................     Class B 0.80%          $  65.21                      10
EQ/Alliance Premier Growth .............................     Class B 0.90%          $  64.84                      52

EQ/Alliance Quality Bond ...............................     Class A 0.00%          $ 201.85                     184
EQ/Alliance Quality Bond ...............................     Class A 0.60%          $ 177.94                     368
EQ/Alliance Quality Bond ...............................     Class A 0.80%          $ 165.43                       3
EQ/Alliance Quality Bond ...............................     Class A 0.90%          $ 171.99                      39
EQ/Alliance Quality Bond ...............................     Class B 0.00%          $ 138.48                      --
EQ/Alliance Quality Bond ...............................     Class B 0.60%          $ 133.62                     235
EQ/Alliance Quality Bond ...............................     Class B 0.90%          $ 133.32                      --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Alliance Small Cap Growth ..............     Class A 0.00%          $ 173.61                     208
EQ/Alliance Small Cap Growth ..............     Class A 0.60%          $ 165.78                     628
EQ/Alliance Small Cap Growth ..............     Class A 0.80%          $ 163.23                       7
EQ/Alliance Small Cap Growth ..............     Class A 0.90%          $ 161.98                      70
EQ/Alliance Small Cap Growth ..............     Class B 0.00%          $ 129.95                      --
EQ/Alliance Small Cap Growth ..............     Class B 0.00%          $ 145.00                      --
EQ/Alliance Small Cap Growth ..............     Class B 0.60%          $ 125.01                     408
EQ/Alliance Small Cap Growth ..............     Class B 0.90%          $ 122.60                      --

EQ/Bernstein Diversified Value ............     Class A 0.00%          $ 161.68                      68
EQ/Bernstein Diversified Value ............     Class A 0.00%          $ 119.79                      --
EQ/Bernstein Diversified Value ............     Class A 0.60%          $ 119.95                       6
EQ/Bernstein Diversified Value ............     Class B 0.00%          $ 122.91                     265
EQ/Bernstein Diversified Value ............     Class B 0.60%          $ 118.37                      13
EQ/Bernstein Diversified Value ............     Class B 0.60%          $ 137.83                   1,041
EQ/Bernstein Diversified Value ............     Class B 0.80%          $ 117.72                       6
EQ/Bernstein Diversified Value ............     Class B 0.90%          $ 135.18                     100

EQ/Calvert Socially Responsible ...........     Class A 0.00%          $ 137.01                      --
EQ/Calvert Socially Responsible ...........     Class B 0.00%          $  87.31                      --
EQ/Calvert Socially Responsible ...........     Class B 0.60%          $  84.52                      --
EQ/Calvert Socially Responsible ...........     Class B 0.90%          $  83.16                      --

EQ/Capital Guardian Growth ................     Class A 0.00%          $ 134.73                      --
EQ/Capital Guardian Growth ................     Class B 0.00%          $  73.72                      --
EQ/Capital Guardian Growth ................     Class B 0.60%          $  82.13                      17
EQ/Capital Guardian Growth ................     Class B 0.60%          $  72.10                       6
EQ/Capital Guardian Growth ................     Class B 0.90%          $  80.54                      --

EQ/Capital Guardian International .........     Class A 0.00%          $ 161.71                       1
EQ/Capital Guardian International .........     Class A 0.60%          $ 124.87                       2
EQ/Capital Guardian International .........     Class B 0.00%          $ 106.66                      --
EQ/Capital Guardian International .........     Class B 0.60%          $ 102.96                      31
EQ/Capital Guardian International .........     Class B 0.90%          $ 101.31                      --

EQ/Capital Guardian Research ..............     Class A 0.00%          $ 159.34                       1
EQ/Capital Guardian Research ..............     Class A 0.00%          $ 117.30                      --
EQ/Capital Guardian Research ..............     Class A 0.60%          $ 108.01                       2
EQ/Capital Guardian Research ..............     Class B 0.00%          $ 123.17                     125
EQ/Capital Guardian Research ..............     Class B 0.60%          $ 119.27                     514
EQ/Capital Guardian Research ..............     Class B 0.80%          $ 118.00                       5
EQ/Capital Guardian Research ..............     Class B 0.90%          $ 117.36                      41

EQ/Capital Guardian U.S. Equity ...........     Class A 0.00%          $ 167.47                      22
EQ/Capital Guardian U.S. Equity ...........     Class A 0.00%          $ 115.20                      --
EQ/Capital Guardian U.S. Equity ...........     Class A 0.60%          $ 112.42                       3
EQ/Capital Guardian U.S. Equity ...........     Class B 0.00%          $ 119.65                      66
EQ/Capital Guardian U.S. Equity ...........     Class B 0.60%          $ 115.87                     401
EQ/Capital Guardian U.S. Equity ...........     Class B 0.80%          $ 114.63                       1
EQ/Capital Guardian U.S. Equity ...........     Class B 0.90%          $ 114.01                      32

EQ/Emerging Markets Equity ................     Class A 0.00%          $ 215.81                      21
EQ/Emerging Markets Equity ................     Class A 0.00%          $ 134.04                      --
EQ/Emerging Markets Equity ................     Class B 0.00%          $ 117.64                     162
EQ/Emerging Markets Equity ................     Class B 0.60%          $ 112.53                     643
EQ/Emerging Markets Equity ................     Class B 0.60%          $ 152.58                      24
EQ/Emerging Markets Equity ................     Class B 0.80%          $ 110.88                       3
EQ/Emerging Markets Equity ................     Class B 0.90%          $ 110.06                      47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
EQ/Enterprise Equity .......................     Class B 0.00%          $ 111.55                      --
EQ/Enterprise Equity Income ................     Class B 0.00%          $ 107.29                      --

EQ/Enterprise Growth .......................     Class B 0.00%          $ 104.97                      --

EQ/Enterprise Growth and Income ............     Class B 0.00%          $ 109.56                      --

EQ/Enterprise Small Company Growth .........     Class B 0.00%          $ 114.93                      --
EQ/Enterprise Small Company Value ..........     Class B 0.00%          $ 113.57                       1

EQ/Equity 500 Index ........................     Class A 0.00%          $ 299.58                     477
EQ/Equity 500 Index ........................     Class A 0.60%          $ 283.62                   1,452
EQ/Equity 500 Index ........................     Class A 0.80%          $ 195.46                      21
EQ/Equity 500 Index ........................     Class A 0.90%          $ 274.48                     222
EQ/Equity 500 Index ........................     Class B 0.00%          $  92.28                      --
EQ/Equity 500 Index ........................     Class B 0.60%          $  92.19                   1,115
EQ/Equity 500 Index ........................     Class B 0.90%          $ 104.03                      --

EQ/Evergreen Omega .........................     Class A 0.00%          $ 151.49                      --
EQ/Evergreen Omega .........................     Class A 0.00%          $ 107.45                      --
EQ/Evergreen Omega .........................     Class B 0.00%          $  88.21                      21
EQ/Evergreen Omega .........................     Class B 0.60%          $  82.77                      91
EQ/Evergreen Omega .........................     Class B 0.80%          $  84.50                      --
EQ/Evergreen Omega .........................     Class B 0.90%          $  81.39                      --
EQ/Evergreen Omega .........................     Class B 0.90%          $  84.05                       5

EQ/FI Mid Cap ..............................     Class A 0.00%          $ 181.73                      42
EQ/FI Mid Cap ..............................     Class A 0.00%          $ 122.81                      --
EQ/FI Mid Cap ..............................     Class A 0.60%          $ 133.95                       2
EQ/FI Mid Cap ..............................     Class B 0.00%          $ 118.14                     110
EQ/FI Mid Cap ..............................     Class B 0.60%          $ 115.10                     620
EQ/FI Mid Cap ..............................     Class B 0.80%          $ 114.10                       2
EQ/FI Mid Cap ..............................     Class B 0.90%          $ 113.60                      29

EQ/FI Small/Mid Cap Value ..................     Class A 0.00%          $ 169.09                      45
EQ/FI Small/Mid Cap Value ..................     Class A 0.00%          $ 121.76                      --
EQ/FI Small/Mid Cap Value ..................     Class A 0.60%          $ 125.77                       5
EQ/FI Small/Mid Cap Value ..................     Class B 0.00%          $ 159.85                     177
EQ/FI Small/Mid Cap Value ..................     Class B 0.60%          $ 148.28                      61
EQ/FI Small/Mid Cap Value ..................     Class B 0.60%          $ 152.64                   1,047
EQ/FI Small/Mid Cap Value ..................     Class B 0.80%          $ 150.30                       6
EQ/FI Small/Mid Cap Value ..................     Class B 0.90%          $ 117.59                      --
EQ/FI Small/Mid Cap Value ..................     Class B 0.90%          $ 149.15                      81

EQ/J.P. Morgan Core Bond ...................     Class A 0.00%          $ 110.55                      50
EQ/J.P. Morgan Core Bond ...................     Class A 0.60%          $ 116.38                      --
EQ/J.P. Morgan Core Bond ...................     Class B 0.00%          $ 116.85                      --
EQ/J.P. Morgan Core Bond ...................     Class B 0.60%          $ 138.31                      23
EQ/J.P. Morgan Core Bond ...................     Class B 0.60%          $ 140.71                      56
EQ/J.P. Morgan Core Bond ...................     Class B 0.80%          $ 114.00                      --
EQ/J.P. Morgan Core Bond ...................     Class B 0.90%          $ 138.00                      --
EQ/J.P. Morgan Core Bond ...................     Class B 0.90%          $ 113.65                       1

EQ/Janus Large Cap Growth ..................     Class A 0.00%          $ 147.47                      --
EQ/Janus Large Cap Growth ..................     Class A 0.00%          $ 116.43                      --
EQ/Janus Large Cap Growth ..................     Class A 0.60%          $  99.96                       1
EQ/Janus Large Cap Growth ..................     Class B 0.00%          $  63.89                      59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/Janus Large Cap Growth ................     Class B 0.60%          $  62.25                    309
EQ/Janus Large Cap Growth ................     Class B 0.80%          $  61.71                      1
EQ/Janus Large Cap Growth ................     Class B 0.90%          $  61.44                     14

EQ/JP Morgan Value Opportunities .........     Class A 0.00%          $ 154.06                     --
EQ/JP Morgan Value Opportunities .........     Class A 0.00%          $ 118.27                     --
EQ/JP Morgan Value Opportunities .........     Class B 0.00%          $ 146.48                     46
EQ/JP Morgan Value Opportunities .........     Class B 0.60%          $  98.16                     27
EQ/JP Morgan Value Opportunities .........     Class B 0.60%          $ 139.87                    157
EQ/JP Morgan Value Opportunities .........     Class B 0.80%          $ 137.73                      2
EQ/JP Morgan Value Opportunities .........     Class B 0.90%          $ 136.67                     17

EQ/Lazard Small Cap Value ................     Class A 0.00%          $ 177.17                     27
EQ/Lazard Small Cap Value ................     Class A 0.60%          $ 175.86                      1
EQ/Lazard Small Cap Value ................     Class B 0.00%          $ 190.60                     --
EQ/Lazard Small Cap Value ................     Class B 0.00%          $ 189.19                      2
EQ/Lazard Small Cap Value ................     Class B 0.60%          $ 178.52                      6
EQ/Lazard Small Cap Value ................     Class B 0.60%          $ 183.35                     55
EQ/Lazard Small Cap Value ................     Class B 0.80%          $ 181.21                     --
EQ/Lazard Small Cap Value ................     Class B 0.90%          $ 180.23                      3

EQ/Marsico Focus .........................     Class A 0.00%          $ 141.05                     66
EQ/Marsico Focus .........................     Class A 0.00%          $ 113.48                     --
EQ/Marsico Focus .........................     Class A 0.60%          $ 140.01                      1
EQ/Marsico Focus .........................     Class B 0.00%          $ 136.17                     85
EQ/Marsico Focus .........................     Class B 0.60%          $ 133.54                    473
EQ/Marsico Focus .........................     Class B 0.80%          $ 132.67                      2
EQ/Marsico Focus .........................     Class B 0.90%          $ 132.24                     34

EQ/Mercury Basic Value Equity ............     Class A 0.00%          $ 165.39                     38
EQ/Mercury Basic Value Equity ............     Class A 0.00%          $ 118.45                     --
EQ/Mercury Basic Value Equity ............     Class A 0.60%          $ 164.16                      1
EQ/Mercury Basic Value Equity ............     Class B 0.00%          $ 221.53                    162
EQ/Mercury Basic Value Equity ............     Class B 0.60%          $ 211.55                    613
EQ/Mercury Basic Value Equity ............     Class B 0.60%          $ 138.34                     53
EQ/Mercury Basic Value Equity ............     Class B 0.80%          $ 208.30                      5
EQ/Mercury Basic Value Equity ............     Class B 0.90%          $ 206.70                     51

EQ/Mercury International Value ...........     Class A 0.00%          $ 165.41                     32
EQ/Mercury International Value ...........     Class A 0.00%          $ 129.89                     --
EQ/Mercury International Value ...........     Class A 0.60%          $ 126.22                      2
EQ/Mercury International Value ...........     Class B 0.00%          $ 123.09                    172
EQ/Mercury International Value ...........     Class B 0.60%          $ 128.52                     12
EQ/Mercury International Value ...........     Class B 0.60%          $ 131.23                    588
EQ/Mercury International Value ...........     Class B 0.80%          $ 117.90                      3
EQ/Mercury International Value ...........     Class B 0.90%          $ 128.70                     71

EQ/MFS Emerging Growth Companies .........     Class A 0.00%          $ 150.63                     13
EQ/MFS Emerging Growth Companies .........     Class A 0.00%          $ 114.44                     --
EQ/MFS Emerging Growth Companies .........     Class A 0.60%          $ 100.02                     --
EQ/MFS Emerging Growth Companies .........     Class B 0.00%          $ 146.44                    136
EQ/MFS Emerging Growth Companies .........     Class B 0.60%          $  80.35                     78
EQ/MFS Emerging Growth Companies .........     Class B 0.60%          $ 139.84                    955
EQ/MFS Emerging Growth Companies .........     Class B 0.80%          $ 137.69                     10
EQ/MFS Emerging Growth Companies .........     Class B 0.90%          $ 136.63                     61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                          Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                         ------------------   -----------------   --------------------------
EQ/MFS Investors Trust ...............................     Class A 0.00%          $ 141.33                     --
EQ/MFS Investors Trust ...............................     Class A 0.00%          $ 117.21                     --
EQ/MFS Investors Trust ...............................     Class A 0.60%          $ 105.89                     --
EQ/MFS Investors Trust ...............................     Class B 0.00%          $  92.74                     16
EQ/MFS Investors Trust ...............................     Class B 0.60%          $  89.68                     92
EQ/MFS Investors Trust ...............................     Class B 0.80%          $  88.68                     --
EQ/MFS Investors Trust ...............................     Class B 0.90%          $  88.18                     13

EQ/Money Market ......................................     Class A 0.00%          $ 148.04                    558
EQ/Money Market ......................................     Class A 0.60%          $ 223.30                    690
EQ/Money Market ......................................     Class A 0.80%          $ 128.42                      4
EQ/Money Market ......................................     Class A 0.90%          $ 143.42                     86
EQ/Money Market ......................................     Class B 0.00%          $ 114.69                     --
EQ/Money Market ......................................     Class B 0.00%          $ 148.04                      3
EQ/Money Market ......................................     Class B 0.60%          $ 115.95                    592
EQ/Money Market ......................................     Class B 0.90%          $ 113.71                     --

EQ/Small Company Index ...............................     Class A 0.00%          $ 192.20                     23
EQ/Small Company Index ...............................     Class A 0.60%          $ 168.29                     82
EQ/Small Company Index ...............................     Class A 0.60%          $ 130.46                      9
EQ/Small Company Index ...............................     Class B 0.00%          $ 141.99                     --
EQ/Small Company Index ...............................     Class B 0.60%          $ 149.03                      2
EQ/Small Company Index ...............................     Class B 0.60%          $ 150.96                     34
EQ/Small Company Index ...............................     Class B 0.80%          $ 166.99                     --
EQ/Small Company Index ...............................     Class B 0.90%          $ 148.06                      6

Fidelity VIP Asset Manager: Growth ...................     Class B 0.00%          $ 125.62                     11

Fidelity VIP Contrafund ..............................     Class B 0.00%          $ 146.29                     59

Fidelity VIP Equity-Income ...........................     Class B 0.00%          $ 144.62                     34

Fidelity VIP Growth & Income .........................     Class B 0.00%          $ 123.99                     17

Fidelity VIP High Income .............................     Class B 0.00%          $ 125.04                     24

Fidelity VIP Investment Grade Bond ...................     Class B 0.00%          $ 106.72                     60

Fidelity VIP Mid Cap .................................     Class B 0.00%          $ 179.46                     61

Fidelity VIP Value ...................................     Class B 0.00%          $ 141.88                     10

Fidelity VIP Value Strategies ........................     Class B 0.00%          $ 175.60                     16

Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.00%          $  99.90                      6
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.60%          $  98.89                     39
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.80%          $  98.56                     --
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.90%          $  98.39                      1

MFS Mid Cap Growth ...................................     Class A 0.60%          $ 121.45                      1

PEA Renaissance ......................................     Class A 0.00%          $ 219.93                     50
PEA Renaissance ......................................     Class A 0.00%          $ 125.82                     --
PEA Renaissance ......................................     Class A 0.60%          $ 186.54                     76
PEA Renaissance ......................................     Class A 0.60%          $ 158.09                      2
PEA Renaissance ......................................     Class A 0.80%          $ 185.90                     --
PEA Renaissance ......................................     Class A 0.90%          $ 185.59                      7

PIMCO Total Return ...................................     Class A 0.60%          $ 114.84                      2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2004


                                       Contract charges     Unit Fair Value     Units Outstanding (000's)
                                      ------------------   -----------------   --------------------------
U.S. Real Estate - Class I.........     Class A 0.00%          $ 140.27                     --
U.S. Real Estate - Class I.........     Class A 0.00%          $ 197.12                    148
U.S. Real Estate - Class I.........     Class A 0.60%          $ 175.16                    116
U.S. Real Estate - Class I.........     Class A 0.80%          $ 174.56                     --
U.S. Real Estate - Class I.........     Class A 0.90%          $ 174.27                      7

Vanguard VIF Equity Index .........     Class A 0.60%          $ 108.79                     19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                      Allocation        Allocation            Allocation
                                                   ---------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $101,558          $ 59,029              $39,535
 Expenses:
  Mortality and expense risk charges .............       25,999             7,181                3,662
                                                       --------          --------              -------
Net Investment Income (Loss) .....................       75,559            51,848               35,873
                                                       --------          --------              -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       22,185            73,582                9,615
  Realized gain distribution from The Trusts .....        2,088               585                  547
                                                       --------          --------              -------
 Net realized gain (loss) ........................       24,273            74,167               10,162
                                                       --------          --------              -------
 Change in unrealized appreciation
  (depreciation) of investments ..................      477,426             7,704               37,565
                                                       --------          --------              -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      501,699            81,871               47,727
                                                       --------          --------              -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $577,258          $133,719              $83,600
                                                       ========          ========              =======



                                                                                         AXA Premier
                                                    AXA Moderate   AXA Moderate-Plus   VIP Aggressive    AXA Premier
                                                     Allocation        Allocation          Equity       VIP Core Bond
                                                   -------------- ------------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 39,597,759       $  288,019       $         --     $1,768,024
 Expenses:
  Mortality and expense risk charges .............     8,305,273           28,164          2,871,240        255,288
                                                    ------------       ----------       ------------     ----------
Net Investment Income (Loss) .....................    31,292,486          259,855         (2,871,240)     1,512,736
                                                    ------------       ----------       ------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    12,413,462           62,393         (4,480,586)        19,532
  Realized gain distribution from The Trusts .....            --            3,244                 --        307,749
                                                    ------------       ----------       ------------     ----------
 Net realized gain (loss) ........................    12,413,462           65,637         (4,480,586)       327,281
                                                    ------------       ----------       ------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    70,588,454          793,992         64,845,527        (96,365)
                                                    ------------       ----------       ------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    83,001,916          859,629         60,364,941        230,916
                                                    ------------       ----------       ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $114,294,402       $1,119,484       $ 57,493,701     $1,743,652
                                                    ============       ==========       ============     ==========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    AXA Premier VIP   AXA Premier VIP
                                                      Health Care        High Yield
                                                   ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  711,810       $ 12,886,725
 Expenses:
  Mortality and expense risk charges .............        71,981            920,979
                                                      ----------       ------------
Net Investment Income (Loss) .....................       639,829         11,965,746
                                                      ----------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       819,348         (1,027,111)
  Realized gain distribution from The Trusts .....       527,707                 --
                                                      ----------       ------------
 Net realized gain (loss) ........................     1,347,055         (1,027,111)
                                                      ----------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (83,621)         3,813,355
                                                      ----------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,263,434          2,786,244
                                                      ----------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,903,263       $ 14,751,990
                                                      ==========       ============



                                                                           AXA Premier VIP  AXA Premier VIP   AXA Premier VIP
                                                       AXA Premier VIP        Large Cap        Large Cap         Large Cap
                                                    International Equity     Core Equity         Growth            Value
                                                   ---------------------- ---------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $  479,544           $ 92,153         $      --          $537,329
 Expenses:
  Mortality and expense risk charges .............           91,627             10,801            38,302            29,020
                                                         ----------           --------         ---------          --------
Net Investment Income (Loss) .....................          387,917             81,352           (38,302)          508,310
                                                         ----------           --------         ---------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          400,887             85,149           290,889           291,619
  Realized gain distribution from The Trusts .....          248,132             87,685                --            89,758
                                                         ----------           --------         ---------          --------
 Net realized gain (loss) ........................          649,019            172,834           290,889           381,377
                                                         ----------           --------         ---------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................        2,118,963             78,232           366,619            96,054
                                                         ----------           --------         ---------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        2,767,982            251,066           657,508           477,431
                                                         ----------           --------         ---------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $3,155,899           $332,418         $ 619,206          $985,741
                                                         ==========           ========         =========          ========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    AXA Premier VIP  AXA Premier VIP
                                                       Small/Mid        Small/Mid
                                                      Cap Growth        Cap Value
                                                   ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  267,647        $1,446,577
 Expenses:
  Mortality and expense risk charges .............        78,814           164,060
                                                      ----------        ----------
Net Investment Income (Loss) .....................       188,833         1,282,517
                                                      ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       230,077         2,338,995
  Realized gain distribution from The Trusts .....        35,532           783,391
                                                      ----------        ----------
 Net realized gain (loss) ........................       265,609         3,122,386
                                                      ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,519,660           603,397
                                                      ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,785,269         3,725,783
                                                      ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,974,102        $5,008,300
                                                      ==========        ==========



                                                    AXA Premier VIP                   EQ/Alliance       EQ/Alliance
                                                       Technology     Davis Value    Common Stock    Growth and Income
                                                   ----------------- ------------- ---------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  455,823        $ 1,429     $  28,413,743      $ 7,566,983
 Expenses:
  Mortality and expense risk charges .............       219,568          2,061        13,304,640        2,402,977
                                                      ----------        -------     -------------      -----------
Net Investment Income (Loss) .....................       236,255           (632)       15,109,103        5,164,006
                                                      ----------        -------     -------------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (356,425)        12,315       (43,987,348)         (28,569)
  Realized gain distribution from The Trusts .....            51             --                --               --
                                                      ----------        -------     -------------      -----------
 Net realized gain (loss) ........................      (356,374)        12,315       (43,987,348)         (28,569)
                                                      ----------        -------     -------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     6,181,987         24,730       333,110,059       47,110,785
                                                      ----------        -------     -------------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     5,825,613         37,045       289,122,711       47,082,216
                                                      ----------        -------     -------------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $6,061,868        $36,413     $ 304,231,814      $52,246,222
                                                      ==========        =======     =============      ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     EQ/Alliance
                                                     Intermediate
                                                      Government     EQ/Alliance      EQ/Alliance
                                                      Securities    International   Premier Growth
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   5,338,788    $11,008,760    $          --
 Expenses:
  Mortality and expense risk charges .............        809,561      2,880,351          519,632
                                                    -------------    -----------    -------------
Net Investment Income (Loss) .....................      4,529,227      8,128,409         (519,632)
                                                    -------------    -----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,102,779     11,777,975       (3,100,383)
  Realized gain distribution from The Trusts .....          8,883             --               --
                                                    -------------    -----------    -------------
 Net realized gain (loss) ........................      1,111,662     11,777,975       (3,100,383)
                                                    -------------    -----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,747,971)    67,042,531       10,717,948
                                                    -------------    -----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,636,309)    78,820,506        7,617,565
                                                    -------------    -----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   2,892,918    $86,948,915    $   7,097,933
                                                    =============    ===========    =============



                                                                     EQ/Alliance
                                                     EQ/Alliance      Small Cap      EQ/Bernstein
                                                     Quality Bond      Growth      Diversified Value
                                                   --------------- -------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   5,623,650   $        --       $ 2,541,346
 Expenses:
  Mortality and expense risk charges .............        670,526       947,273           895,361
                                                    -------------   -----------       -----------
Net Investment Income (Loss) .....................      4,953,124      (947,273)        1,645,985
                                                    -------------   -----------       -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,722,076     1,617,264         2,474,446
  Realized gain distribution from The Trusts .....        367,866            --         1,293,069
                                                    -------------   -----------       -----------
 Net realized gain (loss) ........................      2,089,942     1,617,264         3,767,515
                                                    -------------   -----------       -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,124,999)   23,779,473        16,966,823
                                                    -------------   -----------       -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (35,057)   25,396,737        20,734,338
                                                    -------------   -----------       -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   4,918,067   $24,449,464       $22,380,323
                                                    =============   ===========       ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     EQ/Calvert                       EQ/Capital
                                                      Socially       EQ/Capital        Guardian
                                                    Responsible   Guardian Growth   International
                                                   ------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   --        $   10,395         $ 48,689
 Expenses:
  Mortality and expense risk charges .............        34            10,762           18,163
                                                      ------        ----------         --------
Net Investment Income (Loss) .....................       (34)             (367)          30,526
                                                      ------        ----------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        24           (72,285)          12,771
  Realized gain distribution from The Trusts .....        --                --               --
                                                      ------        ----------         --------
 Net realized gain (loss) ........................        24           (72,285)          12,771
                                                      ------        ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     3,027           159,336          369,771
                                                      ------        ----------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     3,051            87,051          382,542
                                                      ------        ----------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,017        $   86,684         $413,068
                                                      ======        ==========         ========



                                                                         EQ/Capital
                                                        EQ/Capital        Guardian     EQ/Emerging
                                                    Guardian Research   U.S. Equity   Markets Equity
                                                   ------------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  498,548      $  291,498     $   594,532
 Expenses:
  Mortality and expense risk charges .............         396,431         295,923         404,396
                                                        ----------      ----------     -----------
Net Investment Income (Loss) .....................         102,117          (4,425)        190,136
                                                        ----------      ----------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       3,549,630       2,596,068       4,077,352
  Realized gain distribution from The Trusts .....              --              --              --
                                                        ----------      ----------     -----------
 Net realized gain (loss) ........................       3,549,630       2,596,068       4,077,352
                                                        ----------      ----------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       4,147,455       2,283,370      13,942,402
                                                        ----------      ----------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       7,697,085       4,879,438      18,019,754
                                                        ----------      ----------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $7,799,202      $4,875,013     $18,209,890
                                                        ==========      ==========     ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    EQ/Enterprise     EQ/Enterprise     EQ/Enterprise
                                                      Equity (a)    Equity Income (a)     Growth (a)
                                                   --------------- ------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $--               $208              $ 2
 Expenses:
  Mortality and expense risk charges .............        --                 --               --
                                                         ---               ----              ---
Net Investment Income (Loss) .....................        --                208                2
                                                         ---               ----              ---
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        --                 47               --
  Realized gain distribution from The Trusts .....        --                 --               --
                                                         ---               ----              ---
 Net realized gain (loss) ........................        --                 47               --
                                                         ---               ----              ---
 Change in unrealized appreciation
  (depreciation) of investments ..................        95                259               62
                                                         ---               ----              ---
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        95                306               62
                                                         ---               ----              ---
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $95               $514              $64
                                                         ===               ====              ===



                                                                            EQ/Enterprise   EQ/Enterprise
                                                        EQ/Enterprise       Small Company   Small Company
                                                    Growth and Income (a)     Growth (a)      Value (a)
                                                   ----------------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................           $20                 $--            $  119
 Expenses:
  Mortality and expense risk charges .............            --                  --                --
                                                             ---                 ---            ------
Net Investment Income (Loss) .....................            20                  --               119
                                                             ---                 ---            ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            --                   1               106
  Realized gain distribution from The Trusts .....            --                  --             2,396
                                                             ---                 ---            ------
 Net realized gain (loss) ........................            --                   1             2,502
                                                             ---                 ---            ------
 Change in unrealized appreciation
  (depreciation) of investments ..................            63                  98             2,357
                                                             ---                 ---            ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            63                  99             4,859
                                                             ---                 ---            ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................           $83                 $99            $4,978
                                                             ===                 ===            ======

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    EQ/Equity 500  EQ/Evergreen
                                                        Index          Omega      EQ/FI Mid Cap
                                                   -------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 11,362,495    $  27,591      $ 1,986,658
 Expenses:
  Mortality and expense risk charges .............     3,417,927       42,562          391,790
                                                    ------------    ---------      -----------
Net Investment Income (Loss) .....................     7,944,568      (14,971)       1,594,868
                                                    ------------    ---------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (3,696,894)     295,602        4,250,705
  Realized gain distribution from The Trusts .....            --           --        3,496,349
                                                    ------------    ---------      -----------
 Net realized gain (loss) ........................    (3,696,894)     295,602        7,747,054
                                                    ------------    ---------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    61,540,522      262,850        3,132,345
                                                    ------------    ---------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    57,843,628      558,452       10,879,399
                                                    ------------    ---------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 65,788,196    $ 543,481      $12,474,267
                                                    ============    =========      ===========



                                                    EQ/FI Small/Mid   EQ/J.P. Morgan   EQ/Janus Large
                                                       Cap Value         Core Bond       Cap Growth
                                                   ----------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 4,941,377      $   671,261       $   56,681
 Expenses:
  Mortality and expense risk charges .............        997,768           61,746          114,630
                                                      -----------      -----------       ----------
Net Investment Income (Loss) .....................      3,943,609          609,515          (57,949)
                                                      -----------      -----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      3,671,698           88,802          510,134
  Realized gain distribution from The Trusts .....     12,970,453           41,055               --
                                                      -----------      -----------       ----------
 Net realized gain (loss) ........................     16,642,151          129,857          510,134
                                                      -----------      -----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     11,003,613         (231,678)       2,080,218
                                                      -----------      -----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     27,645,764         (101,821)       2,590,352
                                                      -----------      -----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $31,589,373      $   507,694       $2,532,403
                                                      ===========      ===========       ==========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     EQ/JP Morgan    EQ/Lazard
                                                        Value        Small Cap     EQ/Marsico
                                                    Opportunities      Value          Focus
                                                   --------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  426,834    $  777,401     $       --
 Expenses:
  Mortality and expense risk charges .............       166,510        31,829        376,557
                                                      ----------    ----------     ----------
Net Investment Income (Loss) .....................       260,324       745,572     $ (376,557)
                                                      ----------    ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       379,250       109,189      3,323,999
  Realized gain distribution from The Trusts .....            --       685,284             --
                                                      ----------    ----------     ----------
 Net realized gain (loss) ........................       379,250       794,473      3,323,999
                                                      ----------    ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,628,929       206,402      5,043,614
                                                      ----------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     3,008,179     1,000,875      8,367,613
                                                      ----------    ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,268,503    $1,746,447     $7,991,056
                                                      ==========    ==========     ==========



                                                     EQ/Mercury
                                                    Basic Value        EQ/Mercury       EQ/MFS Emerging
                                                       Equity     International Value   Growth Companies
                                                   ------------- --------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 3,781,659       $ 1,581,760       $           --
 Expenses:
  Mortality and expense risk charges .............      853,978           465,362              881,785
                                                    -----------       -----------       --------------
Net Investment Income (Loss) .....................    2,927,681         1,116,398             (881,785)
                                                    -----------       -----------       --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,808,053         1,937,094          (11,495,056)
  Realized gain distribution from The Trusts .....    5,352,569                --                   --
                                                    -----------       -----------       --------------
 Net realized gain (loss) ........................    8,160,622         1,937,094          (11,495,056)
                                                    -----------       -----------       --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    6,139,148        16,106,975           31,243,426
                                                    -----------       -----------       --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   14,299,770        18,044,069           19,748,370
                                                    -----------       -----------       --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $17,227,451       $19,160,467       $   18,866,585
                                                    ===========       ===========       ==============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    EQ/MFS Investors    EQ/Money
                                                         Trust           Market
                                                   ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   61,224     $3,442,319
 Expenses:
  Mortality and expense risk charges .............         59,854      1,767,013
                                                       ----------     ----------
Net Investment Income (Loss) .....................          1,370      1,675,306
                                                       ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        347,651       (632,791)
  Realized gain distribution from The Trusts .....             --             --
                                                       ----------     ----------
 Net realized gain (loss) ........................        347,651       (632,791)
                                                       ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        789,302        746,150
                                                       ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      1,136,953        113,359
                                                       ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $1,138,323     $1,788,665
                                                       ==========     ==========



                                                       EQ/Small      Fidelity Asset   Fidelity VIP   Fidelity VIP
                                                    Company Index   Manager: Growth    Contrafund    Equity-Income
                                                   --------------- ----------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  584,414      $   27,379        $  6,220       $ 48,260
 Expenses:
  Mortality and expense risk charges .............       101,815              --              --             --
                                                      ----------      ----------        --------       --------
Net Investment Income (Loss) .....................       482,599          27,379           6,220         48,260
                                                      ----------      ----------        --------       --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       955,470          95,655         283,230        156,282
  Realized gain distribution from The Trusts .....       385,705              --              --             --
                                                      ----------      ----------        --------       --------
 Net realized gain (loss) ........................     1,341,175          95,655         283,230        156,282
                                                      ----------      ----------        --------       --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,541,998         (46,761)        564,446        191,199
                                                      ----------      ----------        --------       --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     2,883,173          48,894         847,676        347,481
                                                      ----------      ----------        --------       --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,365,772      $   76,273        $853,896       $395,741
                                                      ==========      ==========        ========       ========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      Fidelity VIP    Fidelity VIP
                                                    Growth & Income    High Income
                                                   ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 12,425        $149,283
 Expenses:
  Mortality and expense risk charges .............            --              --
                                                        --------        --------
Net Investment Income (Loss) .....................        12,425         149,283
                                                        --------        --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        50,336           1,165
  Realized gain distribution from The Trusts .....            --              --
                                                        --------        --------
 Net realized gain (loss) ........................        50,336           1,165
                                                        --------        --------
 Change in unrealized appreciation
  (depreciation) of investments ..................        45,273          (1,488)
                                                        --------        --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        95,609            (323)
                                                        --------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $108,034        $148,960
                                                        ========        ========



                                                      Fidelity VIP
                                                    Investment Grade   Fidelity VIP   Fidelity VIP     Fidelity VIP
                                                          Bond            Mid Cap         Value      Value Strategies
                                                   ------------------ -------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 222,378        $       --      $ 13,422         $  6,685
 Expenses:
  Mortality and expense risk charges .............            --                --            --               --
                                                       ---------        ----------      --------         --------
Net Investment Income (Loss) .....................       222,378                --        13,422            6,685
                                                       ---------        ----------      --------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (9,373)          241,496        47,279          119,521
  Realized gain distribution from The Trusts .....            --                --            --               --
                                                       ---------        ----------      --------         --------
 Net realized gain (loss) ........................        (9,373)          241,496        47,279          119,521
                                                       ---------        ----------      --------         --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (27,955)          976,379        54,957          122,080
                                                       ---------        ----------      --------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (37,328)        1,217,875       102,236          241,601
                                                       ---------        ----------      --------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 185,050        $1,217,875      $115,658         $248,286
                                                       =========        ==========      ========         ========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     Laudus Rosenberg
                                                        VIT Value       MFS Mid Cap
                                                    Long/Short Equity      Growth
                                                   ------------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $      --         $    --
 Expenses:
  Mortality and expense risk charges .............         19,911             903
                                                        ---------         -------
Net Investment Income (Loss) .....................        (19,911)           (903)
                                                        ---------         -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         68,540           5,696
  Realized gain distribution from The Trusts .....             --              --
                                                        ---------         -------
 Net realized gain (loss) ........................         68,540           5,696
                                                        ---------         -------
 Change in unrealized appreciation
  (depreciation) of investments ..................        324,771          13,663
                                                        ---------         -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        393,311          19,359
                                                        ---------         -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $ 373,400         $18,456
                                                        =========         =======



                                                                          PIMCO      U.S. Real Estate --   Vanguard VIF
                                                    PEA Renaissance   Total Return         Class I         Equity Index
                                                   ----------------- -------------- --------------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $1,077,645        $7,893           $  485,275         $ 41,036
 Expenses:
  Mortality and expense risk charges .............         68,010         1,096               64,260            7,640
                                                       ----------        ------           ----------         --------
Net Investment Income (Loss) .....................      1,009,635         6,797              421,015           33,396
                                                       ----------        ------           ----------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,183,895           124            2,384,529           55,765
  Realized gain distribution from The Trusts .....             --            --              353,769               --
                                                       ----------        ------           ----------         --------
 Net realized gain (loss) ........................      1,183,895           124            2,738,298           55,765
                                                       ----------        ------           ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,119,551         2,160            6,116,678           56,642
                                                       ----------        ------           ----------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      2,303,446         2,284            8,854,976          112,407
                                                       ----------        ------           ----------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $3,313,081        $9,081           $9,275,991         $145,803
                                                       ==========        ======           ==========         ========

-------
The accompanying notes are an integral part of these financial statements.
(a) Commenced Operations on October 25, 2004.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                        AXA Aggressive                 AXA Conservative
                                                        Allocation (c)                  Allocation (c)
                                                ------------------------------- ------------------------------
                                                      2004            2003            2004            2003
                                                ---------------- -------------- ---------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   75,559       $  2,697       $   51,848       $   435
 Net realized gain (loss) on investments ......       24,273          3,333           74,167            83
 Change in unrealized appreciation
  (depreciation) on investments ...............      477,426          9,782            7,704            16
                                                  ----------       --------       ----------       -------
 Net increase (decrease) in net assets from
  operations ..................................      577,258         15,812          133,719           534
                                                  ----------       --------       ----------       -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................    1,478,761        156,093          351,358         6,536
  Transfers between funds and
   guaranteed interest account, net ...........    5,331,876        400,359        1,764,812        33,568
  Transfers for contract benefits and
   terminations ...............................     (176,351)            --          (11,302)           --
  Contract maintenance charges ................     (393,536)        (4,327)        (102,928)         (961)
                                                  ----------       --------       ----------       -------
Net increase (decrease) in net assets from
 contractowners transactions ..................    6,240,750        552,125        2,001,940        39,143
                                                  ----------       --------       ----------       -------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................       24,577            174            7,181            25
                                                  ----------       --------       ----------       -------
Increase (Decrease) in Net Assets .............    6,842,586        568,111        2,142,840        39,702
Net Assets -- Beginning of Period .............      568,111             --           39,702            --
                                                  ----------       --------       ----------       -------
Net Assets -- End of Period ...................   $7,434,054       $568,111       $2,182,542       $39,702
                                                  ==========       ========       ==========       =======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           65              6               45             1
 Redeemed .....................................          (24)            (2)             (26)           (1)
                                                  ----------       --------       ----------       -------
 Net Increase (Decrease) ......................           41              5               19            --
                                                  ----------       --------       ----------       -------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           18              1                5            --
 Redeemed .....................................           (4)            --               (3)           --
                                                  ----------       --------       ----------       -------
 Net Increase (Decrease) ......................           14              1                2            --
                                                  ----------       --------       ----------       -------



                                                       AXA Conservative-                    AXA Moderate
                                                      Plus Allocation (c)                    Allocation
                                                ------------------------------- -------------------------------------
                                                      2004            2003             2004               2003
                                                ---------------- -------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   35,873       $  2,076       $   31,292,486     $   24,574,439
 Net realized gain (loss) on investments ......       10,162            436           12,413,462           (417,569)
 Change in unrealized appreciation
  (depreciation) on investments ...............       37,565          2,052           70,588,454        208,496,236
                                                  ----------       --------       --------------     --------------
 Net increase (decrease) in net assets from
  operations ..................................       83,600          4,564          114,294,402        232,653,106
                                                  ----------       --------       --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................      592,279          7,821          121,639,711        130,164,437
  Transfers between funds and
   guaranteed interest account, net ...........      947,572        164,349          (32,092,281)       (48,262,114)
  Transfers for contract benefits and
   terminations ...............................      (35,711)            --          (87,332,219)       (84,612,101)
  Contract maintenance charges ................      (96,274)          (910)         (89,440,127)       (93,083,339)
                                                  ----------       --------       --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    1,407,866        171,260          (87,224,916)       (95,793,117)
                                                  ----------       --------       --------------     --------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        3,662            116               27,400         (2,453,226)
                                                  ----------       --------       --------------     --------------
Increase (Decrease) in Net Assets .............    1,495,128        175,940           27,064,898        134,406,763
Net Assets -- Beginning of Period .............      175,940             --        1,434,637,874      1,300,231,111
                                                  ----------       --------       --------------     --------------
Net Assets -- End of Period ...................   $1,671,068       $175,940       $1,461,702,772     $1,434,637,874
                                                  ==========       ========       ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           15              2                  431                451
 Redeemed .....................................           (6)            (1)                (621)              (700)
                                                  ----------       --------       --------------     --------------
 Net Increase (Decrease) ......................            9              2                 (190)              (249)
                                                  ----------       --------       --------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            3             --                  184                232
 Redeemed .....................................           --             --                 (124)              (156)
                                                  ----------       --------       --------------     --------------
 Net Increase (Decrease) ......................            3              0                   60                 76
                                                  ----------       --------       --------------     --------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       AXA Moderate-Plus                  AXA Premier VIP
                                                         Allocation (c)                  Aggressive Equity
                                                -------------------------------- ---------------------------------
                                                       2004            2003            2004             2003
                                                ----------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   259,855       $    7,626    $  (2,871,240)   $  (2,502,472)
 Net realized gain (loss) on investments ......        65,637               47       (4,480,586)     (12,236,585)
 Change in unrealized appreciation
  (depreciation) on investments ...............       793,992           34,010       64,845,527      155,648,109
                                                  -----------       ----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................     1,119,484           41,683       57,493,701      140,909,052
                                                  -----------       ----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     4,435,702          127,056       59,929,911       65,485,810
  Transfers between funds and guaranteed
   interest account, net ......................     9,578,746        1,124,465      (17,266,731)     (14,254,228)
  Transfers for contract benefits and
   terminations ...............................      (254,385)              --      (35,671,706)     (24,339,337)
  Contract maintenance charges ................      (868,716)          (9,940)     (38,698,068)     (41,073,606)
                                                  -----------       ----------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    12,891,347        1,241,581      (31,706,594)     (14,181,361)
                                                  -----------       ----------    -------------    -------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        23,356              635           35,361           30,593
                                                  -----------       ----------    -------------    -------------
Increase (Decrease) in Net Assets .............    14,034,187        1,283,899       25,822,468      126,758,284
Net Assets -- Beginning of Period .............     1,283,899               --      515,335,643      388,577,360
                                                  -----------       ----------    -------------    -------------
Net Assets -- End of Period ...................   $15,318,086       $1,283,899    $ 541,158,111    $ 515,335,644
                                                  ===========       ==========    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           125               10              241              283
 Redeemed .....................................           (27)              --             (313)            (318)
                                                  -----------       ----------    -------------    -------------
 Net Increase (Decrease) ......................            98               10              (72)             (35)
                                                  -----------       ----------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            21                1               54               74
 Redeemed .....................................            (4)              --              (39)             (43)
                                                  -----------       ----------    -------------    -------------
 Net Increase (Decrease) ......................            17                1               15               31
                                                  -----------       ----------    -------------    -------------



                                                         AXA Premier VIP                    AXA Premier VIP
                                                            Core Bond                         Health Care
                                                --------------------------------- -----------------------------------
                                                      2004             2003              2004              2003
                                                --------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  1,512,736     $   983,381       $   639,829       $    68,592
 Net realized gain (loss) on investments ......       327,281         170,371         1,347,055           199,019
 Change in unrealized appreciation
  (depreciation) on investments ...............       (96,365)       (201,692)          (83,621)        1,168,545
                                                 ------------     -----------       -----------       -----------
 Net increase (decrease) in net assets from
  operations ..................................     1,743,652         952,060         1,903,263         1,436,156
                                                 ------------     -----------       -----------       -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    15,150,768       9,919,519         4,048,806         2,347,028
  Transfers between funds and guaranteed
   interest account, net ......................     7,094,117      11,778,742         5,942,998         5,467,682
  Transfers for contract benefits and
   terminations ...............................    (3,210,407)     (1,853,286)         (629,209)         (184,060)
  Contract maintenance charges ................    (4,033,849)     (2,841,270)       (1,020,263)         (470,119)
                                                 ------------     -----------       -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    15,000,629      17,003,705         8,342,332         7,160,531
                                                 ------------     -----------       -----------       -----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        35,954          42,567            46,845            25,610
                                                 ------------     -----------       -----------       -----------
Increase (Decrease) in Net Assets .............    16,780,235      17,998,332        10,292,440         8,622,297
Net Assets -- Beginning of Period .............    40,817,107      22,818,775        11,327,167         2,704,870
                                                 ------------     -----------       -----------       -----------
Net Assets -- End of Period ...................  $ 57,597,342     $40,817,107       $21,619,607       $11,327,167
                                                 ============     ===========       ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            60              36                17                 8
 Redeemed .....................................           (19)             (8)               (5)               (1)
                                                 ------------     -----------       -----------       -----------
 Net Increase (Decrease) ......................            41              28                12                 7
                                                 ------------     -----------       -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           406             435               159               107
 Redeemed .....................................          (312)           (307)              (95)              (39)
                                                 ------------     -----------       -----------       -----------
 Net Increase (Decrease) ......................            94             128                64                68
                                                 ------------     -----------       -----------       -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA Premier VIP                   AXA Premier VIP
                                                           High Yield                    International Equity
                                                --------------------------------- ----------------------------------
                                                      2004             2003              2004             2003
                                                ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  11,965,746    $   9,139,101     $   387,917       $   19,348
 Net realized gain (loss) on investments ......     (1,027,111)         599,730         649,019           12,403
 Change in unrealized appreciation
  (depreciation) on investments ...............      3,813,355       20,725,848       2,118,963          455,052
                                                 -------------    -------------     -----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................     14,751,990       30,464,679       3,155,899          486,803
                                                 -------------    -------------     -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     27,153,505       20,872,021      11,325,385          796,174
  Transfers between funds and guaranteed
   interest account, net ......................    (13,537,172)      45,035,004       8,435,443        3,807,436
  Transfers for contract benefits and
   terminations ...............................    (16,035,327)      (6,569,977)       (446,170)         (14,818)
  Contract maintenance charges ................    (10,584,469)     (10,275,631)       (928,268)        (112,748)
                                                 -------------    -------------     -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    (13,003,463)      49,061,417      18,386,390        4,476,044
                                                 -------------    -------------     -----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         40,129           82,016          27,689            4,045
                                                 -------------    -------------     -----------       ----------
Increase (Decrease) in Net Assets .............      1,788,656       79,608,112      21,569,978        4,966,892
Net Assets -- Beginning of Period .............    204,596,186      124,988,074       5,051,685           84,793
                                                 -------------    -------------     -----------       ----------
Net Assets -- End of Period ...................  $ 206,384,842    $ 204,596,186     $26,621,663       $5,051,685
                                                 =============    =============     ===========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            737            1,034              20                9
 Redeemed .....................................            768             (861)             (6)              (1)
                                                 -------------    -------------     -----------       ----------
 Net Increase (Decrease) ......................            (31)             173              14                8
                                                 -------------    -------------     -----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................             90              145             179               48
 Redeemed .....................................            (73)             (96)            (35)             (12)
                                                 -------------    -------------     -----------       ----------
 Net Increase (Decrease) ......................             17               49             144               36
                                                 -------------    -------------     -----------       ----------



                                                         AXA Premier VIP                   AXA Premier VIP
                                                      Large Cap Core Equity                Large Cap Growth
                                                --------------------------------- ----------------------------------
                                                      2004             2003              2004             2003
                                                ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   81,352       $    1,420       $   (38,302)      $   (9,390)
 Net realized gain (loss) on investments ......      172,834           20,389           290,889          110,054
 Change in unrealized appreciation
  (depreciation) on investments ...............       78,232          150,285           366,619          394,490
                                                  ----------       ----------       -----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................      332,418          172,094           619,206          495,154
                                                  ----------       ----------       -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    1,298,616          605,757         2,887,293        1,268,026
  Transfers between funds and guaranteed
   interest account, net ......................      765,604        1,402,389         2,438,154        4,856,491
  Transfers for contract benefits and
   terminations ...............................      (38,996)              --          (234,240)         (27,179)
  Contract maintenance charges ................     (330,416)         (82,349)         (705,112)        (183,401)
                                                  ----------       ----------       -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    1,694,808        1,924,763         4,386,095        5,913,937
                                                  ----------       ----------       -----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................       10,802            2,186            36,537            9,390
                                                  ----------       ----------       -----------       ----------
Increase (Decrease) in Net Assets .............    2,038,028        2,099,043         5,041,838        6,418,481
Net Assets -- Beginning of Period .............    2,128,432               --         6,551,707          133,226
                                                  ----------       ----------       -----------       ----------
Net Assets -- End of Period ...................   $4,166,460       $2,128,432       $11,593,545       $6,551,707
                                                  ==========       ==========       ===========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            9                8                21               13
 Redeemed .....................................           (2)              (2)               (7)              (3)
                                                  ----------       ----------       -----------       ----------
 Net Increase (Decrease) ......................            7                6                14               10
                                                  ----------       ----------       -----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           44               15               112               88
 Redeemed .....................................          (36)              (3)              (86)             (30)
                                                  ----------       ----------       -----------       ----------
 Net Increase (Decrease) ......................            8               12                26               58
                                                  ----------       ----------       -----------       ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA Premier VIP                    AXA Premier VIP
                                                         Large Cap Value                  Small/Mid Cap Growth
                                                ---------------------------------- ----------------------------------
                                                       2004             2003              2004             2003
                                                ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   508,310       $   49,574       $   188,833       $   70,331
 Net realized gain (loss) on investments ......       381,377           33,880           265,609          203,068
 Change in unrealized appreciation
  (depreciation) on investments ...............        96,054          321,233         1,519,660          457,654
                                                  -----------       ----------       -----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................       985,741          404,687         1,974,102          731,053
                                                  -----------       ----------       -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     1,980,721          642,202         4,304,676        1,734,065
  Transfers between funds and guaranteed
   interest account, net ......................     5,024,462        2,173,572         9,180,707        5,943,405
  Transfers for contract benefits and
   terminations ...............................      (184,994)         (13,954)         (532,903)         (69,956)
  Contract maintenance charges ................      (461,589)        (119,544)       (1,383,732)        (234,236)
                                                  -----------       ----------       -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................     6,358,600        2,682,276        11,568,748        7,373,278
                                                  -----------       ----------       -----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        27,548            5,411            28,544           10,091
                                                  -----------       ----------       -----------       ----------
Increase (Decrease) in Net Assets .............     7,371,889        3,092,374        13,571,394        8,114,422
Net Assets -- Beginning of Period .............     3,328,480          236,106         8,228,639          114,217
                                                  -----------       ----------       -----------       ----------
Net Assets -- End of Period ...................   $10,700,369       $3,328,480       $21,800,033       $8,228,639
                                                  ===========       ==========       ===========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            15                7                25               15
 Redeemed .....................................            (4)              (2)               (7)              (3)
                                                  -----------       ----------       -----------       ----------
 Net Increase (Decrease) ......................            11                5                18               12
                                                  -----------       ----------       -----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           167               46               256              137
 Redeemed .....................................          (122)             (24)             (157)             (66)
                                                  -----------       ----------       -----------       ----------
 Net Increase (Decrease) ......................            45               22                99               71
                                                  -----------       ----------       -----------       ----------



                                                          AXA Premier VIP                    AXA Premier VIP
                                                        Small/Mid Cap Value                   Technology (d)
                                                ----------------------------------- ----------------------------------
                                                       2004              2003              2004             2003
                                                ----------------- ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $ 1,282,517       $    (5,639)      $   236,255        $ 182,346
 Net realized gain (loss) on investments ......     3,122,386           945,450          (356,374)         104,723
 Change in unrealized appreciation
  (depreciation) on investments ...............       603,397         4,000,286         6,181,987          392,166
                                                  -----------       -----------       -----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................     5,008,300         4,940,098         6,061,868          679,235
                                                  -----------       -----------       -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    12,119,505         4,119,371         8,837,755        1,118,275
  Transfers between funds and guaranteed
   interest account, net ......................     4,163,200        10,744,114        48,449,367        6,684,717
  Transfers for contract benefits and
   terminations ...............................    (1,598,361)         (368,523)       (1,960,381)         (89,824)
  Contract maintenance charges ................    (1,978,419)       (1,037,154)       (3,374,668)        (226,316)
                                                  -----------       -----------       -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    12,705,925        13,457,808        51,952,073        7,486,852
                                                  -----------       -----------       -----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        26,982            37,283           359,894           10,192
                                                  -----------       -----------       -----------        ---------
Increase (Decrease) in Net Assets .............    17,741,207        18,435,189        58,373,835        8,176,279
Net Assets -- Beginning of Period .............    25,135,502         6,700,313         8,222,990           46,711
                                                  -----------       -----------       -----------        ---------
Net Assets -- End of Period ...................   $42,876,709       $25,135,502       $66,596,825       $8,222,990
                                                  ===========       ===========       ===========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            18                11                20                7
 Redeemed .....................................            (5)               (2)               (7)              (1)
                                                  -----------       -----------       -----------       ----------
 Net Increase (Decrease) ......................            13                 9                13                6
                                                  -----------       -----------       -----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           333               259               795               94
 Redeemed .....................................          (234)             (120)             (230)             (15)
                                                  -----------       -----------       -----------       ----------
 Net Increase (Decrease) ......................            99               139               565               79
                                                  -----------       -----------       -----------       ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       EQ/Alliance
                                                       Davis Value                    Common Stock
                                                ------------------------- -------------------------------------
                                                    2004         2003            2004               2003
                                                ------------ ------------ ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (632)   $   2,599     $   15,109,103     $   21,972,809
 Net realized gain (loss) on investments ......     12,315        1,656        (43,987,348)       (98,013,729)
 Change in unrealized appreciation
  (depreciation) on investments ...............     24,730       37,531        333,110,059        829,623,818
                                                 ---------    ---------     --------------     --------------
 Net increase (decrease) in net assets from
  operations ..................................     36,413       41,786        304,231,814        753,582,898
                                                 ---------    ---------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    120,819      160,236        213,895,533        222,634,232
  Transfers between funds and guaranteed
   interest account, net ......................     30,582       51,940        (23,704,953)       (53,811,227)
  Transfers for contract benefits and
   terminations ...............................    (14,275)          --       (136,285,871)       (98,496,753)
  Contract maintenance charges ................    (37,100)     (19,280)      (136,273,784)      (136,228,809)
                                                 ---------    ---------     --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    100,026      192,896        (82,369,075)       (65,902,557)
                                                 ---------    ---------     --------------     --------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................      2,062          754             10,423             16,233
                                                 ---------    ---------     --------------     --------------
Increase (Decrease) in Net Assets .............    138,501      235,436        221,873,162        687,696,574
Net Assets -- Beginning of Period .............    256,485       21,049      2,268,481,546      1,580,784,972
                                                 ---------    ---------     --------------     --------------
Net Assets -- End of Period ...................  $ 394,986    $ 256,485     $2,490,354,708     $2,268,481,546
                                                 =========    =========     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................          1            2                617                674
 Redeemed .....................................         --           --               (721)              (822)
                                                 ---------    ---------     --------------     --------------
 Net Increase (Decrease) ......................          1            2               (104)              (148)
                                                 ---------    ---------     --------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................         --           --                454                655
 Redeemed .....................................         --           --               (328)              (420)
                                                 ---------    ---------     --------------     --------------
 Net Increase (Decrease) ......................         --           --                126                235
                                                 ---------    ---------     --------------     --------------



                                                                                            EQ/Alliance
                                                           EQ/Alliance                      Intermediate
                                                        Growth and Income              Government Securities
                                                --------------------------------- --------------------------------
                                                      2004             2003             2004             2003
                                                ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   5,164,006    $   2,872,385    $   4,529,227    $   7,107,037
 Net realized gain (loss) on investments ......        (28,569)     (10,016,865)       1,111,662        2,820,083
 Change in unrealized appreciation
  (depreciation) on investments ...............     47,110,785      105,430,090       (2,747,971)      (5,661,973)
                                                 -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................     52,246,222       98,285,610        2,892,918        4,265,147
                                                 -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     58,401,821       61,707,782       35,039,822       54,232,966
  Transfers between funds and guaranteed
   interest account, net ......................      1,899,423       (8,507,510)     (37,812,482)     (21,969,343)
  Transfers for contract benefits and
   terminations ...............................    (26,310,292)     (19,878,187)     (15,549,130)     (33,169,186)
  Contract maintenance charges ................    (26,996,110)     (26,110,653)     (11,652,989)     (14,628,560)
                                                 -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ..................      6,994,842        7,211,432      (29,974,779)     (15,534,123)
                                                 -------------    -------------    -------------    -------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         30,609           23,392           37,249           32,958
                                                 -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets .............     59,271,673      105,520,434      (27,044,612)     (11,236,018)
Net Assets -- Beginning of Period .............    430,711,510      325,191,076      192,442,013      203,678,031
                                                 -------------    -------------    -------------    -------------
Net Assets -- End of Period ...................  $ 489,983,183    $ 430,711,510    $ 165,397,401    $ 192,442,013
                                                 =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            306              334              369              702
 Redeemed .....................................           (316)            (357)            (507)            (799)
                                                 -------------    -------------    -------------    -------------
 Net Increase (Decrease) ......................            (10)             (23)            (138)             (97)
                                                 -------------    -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            235              313               95              152
 Redeemed .....................................           (155)            (192)             (80)            (118)
                                                 -------------    -------------    -------------    -------------
 Net Increase (Decrease) ......................             80              121               15               34
                                                 -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Alliance                        EQ/Alliance
                                                        International (a)                   Premier Growth
                                                --------------------------------- -----------------------------------
                                                      2004             2003              2004              2003
                                                ---------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   8,128,409    $   5,988,205     $  (519,632)      $  (488,466)
 Net realized gain (loss) on investments ......     11,777,975       (1,479,090)     (3,100,383)       (5,919,173)
 Change in unrealized appreciation
  (depreciation) on investments ...............     67,042,531      125,782,343      10,717,948        23,984,232
                                                 -------------    -------------     -----------       -----------
 Net increase (decrease) in net assets from
  operations ..................................     86,948,915      130,291,458       7,097,933        17,576,593
                                                 -------------    -------------     -----------       -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     55,239,806       55,321,725      17,941,791        20,586,155
  Transfers between funds and guaranteed
   interest account, net ......................     (5,512,749)     (13,473,304)     (9,294,483)       (6,635,638)
  Transfers for contract benefits and
   terminations ...............................    (35,334,393)     (24,462,854)     (5,520,357)       (4,800,125)
  Contract maintenance charges ................    (29,744,511)     (30,514,513)     (8,267,690)       (8,941,622)
                                                 -------------    -------------     -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    (15,351,847)     (13,128,946)     (5,140,739)          208,770
                                                 -------------    -------------     -----------       -----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         28,587       (1,374,307)         41,037            46,379
                                                 -------------    -------------     -----------       -----------
Increase (Decrease) in Net Assets .............     71,625,655      115,788,205       1,998,231        17,831,742
Net Assets -- Beginning of Period .............    502,197,694      386,409,488      95,732,602        77,900,860
                                                 -------------    -------------     -----------       -----------
Net Assets -- End of Period ...................  $ 573,823,349    $ 502,197,693     $97,730,833       $95,732,602
                                                 =============    =============     ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            644            1,443              11                10
 Redeemed .....................................           (801)          (1,644)             (4)               (2)
                                                 -------------    -------------     -----------       -----------
 Net Increase (Decrease) ......................           (157)            (201)              7                 8
                                                 -------------    -------------     -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            159              217             382               548
 Redeemed .....................................           (112)            (134)           (481)             (559)
                                                 -------------    -------------     -----------       -----------
 Net Increase (Decrease) ......................             47               83             (99)              (11)
                                                 -------------    -------------     -----------       -----------



                                                           EQ/Alliance                       EQ/Alliance
                                                          Quality Bond                    Small Cap Growth
                                                --------------------------------- ---------------------------------
                                                      2004             2003             2004             2003
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   4,953,124    $   3,660,407    $    (947,273)   $    (754,298)
 Net realized gain (loss) on investments ......      2,089,942        3,849,961        1,617,264       (3,849,200)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (2,124,999)      (2,010,661)      23,779,473       54,131,901
                                                 -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................      4,918,067        5,499,707       24,449,464       49,528,403
                                                 -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     27,986,982       32,679,435       26,305,805       25,927,063
  Transfers between funds and guaranteed
   interest account, net ......................    (33,360,911)     (14,843,302)      (4,541,322)       3,892,546
  Transfers for contract benefits and
   terminations ...............................    (11,247,996)     (19,239,552)     (10,419,674)      (7,063,448)
  Contract maintenance charges ................     (8,834,215)     (10,580,172)     (10,544,546)     (10,013,166)
                                                 -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    (25,456,140)     (11,983,591)         800,263       12,742,995
                                                 -------------    -------------    -------------    -------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         29,854           27,348           33,232           30,284
                                                 -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets .............    (20,508,219)      (6,456,536)      25,282,959       62,301,682
Net Assets -- Beginning of Period .............    161,938,621      168,395,157      178,663,227      116,361,545
                                                 -------------    -------------    -------------    -------------
Net Assets -- End of Period ...................  $ 141,430,402    $ 161,938,621    $ 203,946,186    $ 178,663,227
                                                 =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            395              499              328              381
 Redeemed .....................................           (546)            (592)            (343)            (332)
                                                 -------------    -------------    -------------    -------------
 Net Increase (Decrease) ......................           (151)             (93)             (15)              49
                                                 -------------    -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................             72              113              115              169
 Redeemed .....................................            (59)             (80)             (91)             (97)
                                                 -------------    -------------    -------------    -------------
 Net Increase (Decrease) ......................             13               33               24               72
                                                 -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Bernstein                    EQ/Calvert
                                                         Diversified Value            Socially Responsible
                                                ----------------------------------- ------------------------
                                                      2004              2003             2004        2003
                                                ---------------- ------------------ ------------- ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   1,645,985     $  1,205,613       $   (34)     $    (3)
 Net realized gain (loss) on investments ......      3,767,515       (1,716,205)           24            5
 Change in unrealized appreciation
  (depreciation) on investments ...............     16,966,823       34,423,648         3,027       14,513
                                                 -------------     ------------       -------      -------
 Net increase (decrease) in net assets from
  operations ..................................     22,380,323       33,913,056         3,017       14,515
                                                 -------------     ------------       -------      -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     27,778,739       25,623,460           326          323
  Transfers between funds and guaranteed
   interest account, net ......................     12,516,597       11,148,400         8,209        1,455
  Transfers for contract benefits and
   terminations ...............................    (12,363,941)      (7,425,761)           --           --
  Contract maintenance charges ................     (9,918,176)      (8,601,429)         (368)         (70)
                                                 -------------     ------------       -------      -------
Net increase (decrease) in net assets from
 contractowners transactions ..................     18,013,219       20,744,670         8,167        1,708
                                                 -------------     ------------       -------      -------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         31,801           31,971            33            3
                                                 -------------     ------------       -------      -------
Increase (Decrease) in Net Assets .............     40,425,343       54,689,697        11,217       16,226
Net Assets -- Beginning of Period .............    163,430,481      108,740,784        67,070       50,844
                                                 -------------     ------------       -------      -------
Net Assets -- End of Period ...................  $ 203,855,824     $163,430,481       $78,287      $67,070
                                                 =============     ============       =======      =======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             71               33            --            2
 Redeemed .....................................            (25)              (6)           (2)          --
                                                 -------------     ------------       -------      -------
 Net Increase (Decrease) ......................             46               27            (2)           2
                                                 -------------     ------------       -------      -------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            486              594            --           --
 Redeemed .....................................           (397)            (425)           --           --
                                                 -------------     ------------       -------      -------
 Net Increase (Decrease) ......................             88              169            --           --
                                                 -------------     ------------       -------      -------



                                                           EQ/Capital                    EQ/Capital Guardian
                                                         Guardian Growth                    International
                                                --------------------------------- ---------------------------------
                                                      2004             2003             2004             2003
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $     (367)      $   (7,260)      $   30,526       $   15,513
 Net realized gain (loss) on investments ......      (72,285)        (130,523)          12,771          (29,722)
 Change in unrealized appreciation
  (depreciation) on investments ...............      159,336          514,584          369,771          602,982
                                                  ----------       ----------       ----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................       86,684          376,801          413,068          588,773
                                                  ----------       ----------       ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......      135,868          299,660          253,598          309,473
  Transfers between funds and guaranteed
   interest account, net ......................     (124,194)          47,522          517,397          464,221
  Transfers for contract benefits and
   terminations ...............................      (59,640)         (21,857)         (60,785)          (8,532)
  Contract maintenance charges ................     (113,195)        (121,099)        (114,950)         (90,466)
                                                  ----------       ----------       ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................     (161,161)         204,226          595,260          674,696
                                                  ----------       ----------       ----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................       10,761            9,746           17,233           10,998
                                                  ----------       ----------       ----------       ----------
Increase (Decrease) in Net Assets .............      (63,716)         590,773        1,025,561        1,274,467
Net Assets -- Beginning of Period .............    2,024,277        1,433,504        2,672,085        1,397,618
                                                  ----------       ----------       ----------       ----------
Net Assets -- End of Period ...................   $1,960,561       $2,024,277       $3,697,646       $2,672,085
                                                  ==========       ==========       ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --               --                3                1
 Redeemed .....................................           --               --               (1)              --
                                                  ----------       ----------       ----------       ----------
 Net Increase (Decrease) ......................           --               --                2                1
                                                  ----------       ----------       ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            2                7                9                9
 Redeemed .....................................           (4)              (4)              (4)              (2)
                                                  ----------       ----------       ----------       ----------
 Net Increase (Decrease) ......................           (2)               3                5                7
                                                  ----------       ----------       ----------       ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Capital Guardian                EQ/Capital Guardian
                                                            Research                          U.S. Equity
                                                --------------------------------- -----------------------------------
                                                       2004             2003             2004              2003
                                                ----------------- --------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   102,117      $    (36,452)    $    (4,425)      $   (61,949)
 Net realized gain (loss) on investments ......     3,549,630           (51,548)      2,596,068          (331,165)
 Change in unrealized appreciation
  (depreciation) on investments ...............     4,147,455        17,301,615       2,283,370        11,128,907
                                                  -----------      ------------     -----------       -----------
 Net increase (decrease) in net assets from
  operations ..................................     7,799,202        17,213,615       4,875,013        10,735,793
                                                  -----------      ------------     -----------       -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    10,304,416        12,355,158       8,906,162         6,004,649
  Transfers between funds and guaranteed
   interest account, net ......................    (1,380,960)        1,706,276       4,535,486        11,285,265
  Transfers for contract benefits and
   terminations ...............................    (5,307,411)       (3,274,480)     (2,902,146)       (1,013,193)
  Contract maintenance charges ................    (4,697,028)       (4,697,519)     (2,629,220)       (1,782,365)
                                                  -----------      ------------     -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    (1,080,983)        6,089,435       7,910,282        14,494,356
                                                  -----------      ------------     -----------       -----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        36,139          (242,723)         48,121            50,563
                                                  -----------      ------------     -----------       -----------
Increase (Decrease) in Net Assets .............     6,754,358        23,060,327      12,833,416        25,280,712
Net Assets -- Beginning of Period .............    76,054,591        52,994,264      49,708,842        24,428,130
                                                  -----------      ------------     -----------       -----------
Net Assets -- End of Period ...................   $82,808,949      $ 76,054,591     $62,542,258       $49,708,842
                                                  ===========      ============     ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             3                 1              21                10
 Redeemed .....................................            (1)               --              (5)               (1)
                                                  -----------      ------------     -----------       -----------
 Net Increase (Decrease) ......................             2                 1              16                 9
                                                  -----------      ------------     -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           228               272             230               278
 Redeemed .....................................          (239)             (209)           (181)             (136)
                                                  -----------      ------------     -----------       -----------
 Net Increase (Decrease) ......................           (11)               63              49               142
                                                  -----------      ------------     -----------       -----------



                                                        EQ/Emerging Markets           EQ/Enterprise     EQ/Enterprise
                                                               Equity                   Equity (e)    Equity Income (e)
                                                ------------------------------------ --------------- ------------------
                                                       2004               2003             2004             2004
                                                ------------------ ----------------- --------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................    $   190,136       $   179,316         $   --           $   208
 Net realized gain (loss) on investments ......      4,077,352        (1,422,158)            --                47
 Change in unrealized appreciation
  (depreciation) on investments ...............     13,942,402        23,947,240             95               259
                                                   -----------       -----------         ------           -------
 Net increase (decrease) in net assets from
  operations ..................................     18,209,890        22,704,398             95               514
                                                   -----------       -----------         ------           -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     11,898,658         8,661,941            485            12,403
  Transfers between funds and guaranteed
   interest account, net ......................     14,173,982         4,775,272          8,287            29,606
  Transfers for contract benefits and
   terminations ...............................     (5,811,629)       (2,567,038)            --                --
  Contract maintenance charges ................     (4,290,000)       (3,368,524)           (44)             (857)
                                                   -----------       -----------         ------           -------
Net increase (decrease) in net assets from
 contractowners transactions ..................     15,971,011         7,501,651          8,728            41,152
                                                   -----------       -----------         ------           -------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         35,213            24,721             --                --
                                                   -----------       -----------         ------           -------
Increase (Decrease) in Net Assets .............     34,216,114        30,230,770          8,823            41,666
Net Assets -- Beginning of Period .............     71,252,511        41,021,741             --                --
                                                   -----------       -----------         ------           -------
Net Assets -- End of Period ...................    $105,468,625      $71,252,511         $8,823           $41,666
                                                   ============      ===========         ======           =======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             20                 6             --                --
 Redeemed .....................................             (4)               (1)            --                --
                                                   -----------       -----------         ------           -------
 Net Increase (Decrease) ......................             16                 5             --                --
                                                   -----------       -----------         ------           -------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            522               792             --                --
 Redeemed .....................................           (399)             (720)            --                --
                                                   -----------       -----------         ------           -------
 Net Increase (Decrease) ......................            123                72             --                --
                                                   -----------       -----------         ------           -------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                         EQ/Enterprise
                                                 EQ/Enterprise       EQ/Enterprise       Small Company
                                                   Growth (e)    Growth and Income (e)     Growth (e)
                                                --------------- ----------------------- ---------------
                                                      2004                2004                2004
                                                --------------- ----------------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................     $    2              $   20              $   --
 Net realized gain (loss) on investments ......         --                  --                   1
 Change in unrealized appreciation
  (depreciation) on investments ...............         62                  63                  98
                                                    ------              ------              ------
 Net increase (decrease) in net assets from
  operations ..................................         64                  83                  99
                                                    ------              ------              ------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......        254               2,121                 579
  Transfers between funds and guaranteed
   interest account, net ......................      2,747               3,782               3,201
  Transfers for contract benefits and
   terminations ...............................         --                  --                  --
  Contract maintenance charges ................        (73)               (181)                (96)
                                                    ------              ------              ------
Net increase (decrease) in net assets from
 contractowners transactions ..................      2,928               5,722               3,684
                                                    ------              ------              ------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         --                  --                  --
                                                    ------              ------              ------
Increase (Decrease) in Net Assets .............      2,992               5,805               3,783
Net Assets -- Beginning of Period .............         --                  --                  --
                                                    ------              ------              ------
Net Assets -- End of Period ...................     $2,992              $5,805              $3,783
                                                    ======              ======              ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................         --                  --                  --
 Redeemed .....................................         --                  --                  --
                                                    ------              ------              ------
 Net Increase (Decrease) ......................         --                  --                  --
                                                    ------              ------              ------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................         --                  --                  --
 Redeemed .....................................         --                  --                  --
                                                    ------              ------              ------
 Net Increase (Decrease) ......................         --                  --                  --
                                                    ------              ------              ------



                                                 EQ/Enterprise
                                                 Small Company              EQ/Equity                     EQ/Evergreen
                                                   Value (e)                500 Index                         Omega
                                                --------------- --------------------------------- -----------------------------
                                                      2004            2004             2003             2004           2003
                                                --------------- ---------------- ---------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................    $    119      $   7,944,568    $   5,896,303     $   (14,971)   $  (18,089)
 Net realized gain (loss) on investments ......       2,502         (3,696,894)     (13,382,753)        295,602        72,805
 Change in unrealized appreciation
  (depreciation) on investments ...............       2,357         61,540,522      149,731,680         262,850     1,133,755
                                                   --------      -------------    -------------     -----------    ----------
 Net increase (decrease) in net assets from
  operations ..................................       4,978         65,788,196      142,245,230         543,481     1,188,471
                                                   --------      -------------    -------------     -----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......       8,346         81,153,908       89,362,078       1,220,583       713,720
  Transfers between funds and guaranteed
   interest account, net ......................     126,358         (8,819,602)       8,927,806       1,837,982     3,694,469
  Transfers for contract benefits and
   terminations ...............................          --        (47,526,869)     (36,991,309)       (343,786)     (153,183)
  Contract maintenance charges ................      (1,924)       (38,705,417)     (39,153,766)       (413,940)     (233,712)
                                                   --------      -------------    -------------     -----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................     132,780        (13,897,980)      22,144,809       2,300,839     4,021,294
                                                   --------      -------------    -------------     -----------    ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................          --             35,430          139,875          34,568        18,089
                                                   --------      -------------    -------------     -----------    ----------
Increase (Decrease) in Net Assets .............     137,758         51,925,646      164,250,164       2,878,888     5,227,854
Net Assets -- Beginning of Period .............          --        671,051,987      506,801,823       7,206,587     1,978,733
                                                   --------      -------------    -------------     -----------    ----------
Net Assets -- End of Period ...................    $137,758      $ 722,977,633    $ 671,051,987     $10,085,475    $7,206,587
                                                   ========      =============    =============     ===========    ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................          --                568              650              --            --
 Redeemed .....................................          --               (636)            (616)             --            --
                                                   --------      -------------    -------------     -----------    ----------
 Net Increase (Decrease) ......................          --                (68)              34              --            --
                                                   --------      -------------    -------------     -----------    ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           1                328              415             120           117
 Redeemed .....................................          --               (266)            (231)            (93)          (60)
                                                   --------      -------------    -------------     -----------    ----------
 Net Increase (Decrease) ......................           1                 62              184              27            57
                                                   --------      -------------    -------------     -----------    ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              EQ/FI Small/Mid
                                                           EQ/FI Mid Cap                         Cap Value
                                                ----------------------------------- -----------------------------------
                                                       2004              2003             2004              2003
                                                ----------------- ----------------- ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $ 1,594,868       $  (239,968)     $   3,943,609     $   (190,689)
 Net realized gain (loss) on investments ......     7,747,054           677,627         16,642,151         (841,789)
 Change in unrealized appreciation
  (depreciation) on investments ...............     3,132,345        17,157,921         11,003,613       43,232,206
                                                  -----------       -----------      -------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................    12,474,267        17,595,580         31,589,373       42,199,728
                                                  -----------       -----------      -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    14,807,666        10,727,041         30,045,187       30,258,695
  Transfers between funds and guaranteed
   interest account, net ......................     7,708,529        16,388,381          4,268,398        2,190,727
  Transfers for contract benefits and
   terminations ...............................    (4,102,021)       (1,916,288)       (11,556,316)      (7,618,780)
  Contract maintenance charges ................    (4,566,613)       (3,166,061)       (11,177,134)     (10,443,638)
                                                  -----------       -----------      -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    13,847,561        22,033,073         11,580,135       14,387,004
                                                  -----------       -----------      -------------     ------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        46,020            32,469             24,031           32,074
                                                  -----------       -----------      -------------     ------------
Increase (Decrease) in Net Assets .............    26,367,848        39,661,122         43,193,539       56,618,806
Net Assets -- Beginning of Period .............    69,805,382        30,144,260        175,191,736      118,572,930
                                                  -----------       -----------      -------------     ------------
Net Assets -- End of Period ...................   $96,173,230       $69,805,382      $ 218,385,275     $175,191,736
                                                  ===========       ===========      =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            35                21                 38               28
 Redeemed .....................................            (9)               (3)               (11)              (7)
                                                  -----------       -----------      -------------     ------------
 Net Increase (Decrease) ......................            26                18                 27               22
                                                  -----------       -----------      -------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           475               487                525              581
 Redeemed .....................................          (381)             (247)              (469)            (467)
                                                  -----------       -----------      -------------     ------------
 Net Increase (Decrease) ......................            94               240                 56              115
                                                  -----------       -----------      -------------     ------------



                                                         EQ/J.P. Morgan                       EQ/Janus
                                                            Core Bond                     Large Cap Growth
                                                --------------------------------- ---------------------------------
                                                      2004             2003             2004             2003
                                                --------------- ----------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   609,515      $   351,703       $   (57,949)    $   (98,193)
 Net realized gain (loss) on investments ......      129,857          116,974           510,134      (2,023,242)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (231,678)        (139,010)        2,080,218       6,526,985
                                                 -----------      -----------       -----------     -----------
 Net increase (decrease) in net assets from
  operations ..................................      507,694          329,667         2,532,403       4,405,550
                                                 -----------      -----------       -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    4,253,287        2,376,882         5,070,286       5,785,594
  Transfers between funds and guaranteed
   interest account, net ......................    1,460,710       (1,458,481)       (1,399,685)     (1,988,997)
  Transfers for contract benefits and
   terminations ...............................     (769,293)        (240,426)       (2,051,024)       (628,173)
  Contract maintenance charges ................   (1,056,254)        (649,621)       (1,680,723)     (1,757,926)
                                                 -----------      -----------       -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    3,888,450           28,354           (61,146)      1,410,498
                                                 -----------      -----------       -----------     -----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................       21,996           14,615            39,247          42,596
                                                 -----------      -----------       -----------     -----------
Increase (Decrease) in Net Assets .............    4,418,140          372,636         2,510,504       5,858,644
Net Assets -- Beginning of Period .............   12,488,347       12,115,711        21,825,392      15,966,748
                                                 -----------      -----------       -----------     -----------
Net Assets -- End of Period ...................  $16,906,487      $12,488,347       $24,335,896     $21,825,392
                                                 ===========      ===========       ===========     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           45               25                 1               1
 Redeemed .....................................          (14)              (6)               --              (1)
                                                 -----------      -----------       -----------     -----------
 Net Increase (Decrease) ......................           31               19                 1              --
                                                 -----------      -----------       -----------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           30               47               285             233
 Redeemed .....................................          (26)             (62)             (285)           (203)
                                                 -----------      -----------       -----------     -----------
 Net Increase (Decrease) ......................            4              (15)               --              30
                                                 -----------      -----------       -----------     -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/JP Morgan                       EQ/Lazard
                                                        Value Opportunities                Small Cap Value
                                                  ------------------------------- ----------------------------------
                                                        2004            2003             2004             2003
                                                  --------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    260,324    $    258,390     $   745,572       $   19,087
 Net realized gain (loss) on investments ........       379,250        (966,987)        794,473          (13,028)
 Change in unrealized appreciation
  (depreciation) on investments .................     2,628,929       7,654,314         206,402        1,164,092
                                                   ------------    ------------     -----------       ----------
 Net increase (decrease) in net assets from
  operations ....................................     3,268,503       6,945,717       1,746,447        1,170,151
                                                   ------------    ------------     -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     5,126,556       5,371,918       3,165,143        1,184,268
  Transfers between funds and guaranteed
   interest account, net ........................    (2,456,273)     (1,476,950)      8,312,298          528,306
  Transfers for contract benefits and
   terminations .................................    (2,989,648)     (1,887,890)       (256,222)        (366,463)
  Contract maintenance charges ..................    (1,947,385)     (2,083,094)       (646,010)        (219,339)
                                                   ------------    ------------     -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,266,750)        (76,016)     10,575,209        1,126,772
                                                   ------------    ------------     -----------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        65,835          57,877          24,104           13,411
                                                   ------------    ------------     -----------       ----------
Increase (Decrease) in Net Assets ...............     1,067,588       6,927,578      12,345,760        2,310,334
Net Assets -- Beginning of Period ...............    33,350,618      26,423,040       4,751,897        2,441,563
                                                   ------------    ------------     -----------       ----------
Net Assets -- End of Period .....................  $ 34,418,206    $ 33,350,618     $17,097,657       $4,751,897
                                                   ============    ============     ===========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            --              --              24               11
 Redeemed .......................................            --              --              (5)              (2)
                                                   ------------    ------------     -----------       ----------
 Net Increase (Decrease) ........................            --              --              19                9
                                                   ------------    ------------     -----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           120             117              61                9
 Redeemed .......................................          (138)           (116)            (16)              (9)
                                                   ------------    ------------     -----------       ----------
 Net Increase (Decrease) ........................           (18)              1              45               --
                                                   ------------    ------------     -----------       ----------



                                                             EQ/Marsico                          EQ/Mercury
                                                                Focus                        Basic Value Equity
                                                  --------------------------------- -------------------------------------
                                                        2004             2003              2004               2003
                                                  --------------- ----------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (376,557)    $  (232,688)      $  2,927,681        $    72,224
 Net realized gain (loss) on investments ........     3,323,999         (67,734)         8,160,622         (1,723,662)
 Change in unrealized appreciation
  (depreciation) on investments .................     5,043,614      12,439,522          6,139,148         38,812,253
                                                   ------------     -----------       ------------       ------------
 Net increase (decrease) in net assets from
  operations ....................................     7,991,056      12,391,100         17,227,451         37,160,815
                                                   ------------     -----------       ------------       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    15,803,153      10,937,373         25,898,940         23,904,689
  Transfers between funds and guaranteed
   interest account, net ........................     5,763,952      29,226,075          6,819,522          5,682,382
  Transfers for contract benefits and
   terminations .................................    (5,069,466)     (1,427,299)       (12,188,694)        (8,369,158)
  Contract maintenance charges ..................    (4,674,987)     (3,204,249)        (9,602,016)        (8,708,469)
                                                   ------------     -----------       ------------       ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    11,822,652      35,531,900         10,927,752         12,509,444
                                                   ------------     -----------       ------------       ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        41,277        (217,477)            18,297             23,850
                                                   ------------     -----------       ------------       ------------
Increase (Decrease) in Net Assets ...............    19,854,985      47,705,523         28,173,500         49,694,109
Net Assets -- Beginning of Period ...............    69,247,090      21,541,567        162,967,063        113,272,954
                                                   ------------     -----------       ------------        -----------
Net Assets -- End of Period .....................  $ 89,102,075     $69,247,090       $191,140,563       $162,967,063
                                                   ============     ===========       ============       ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            52              36                 33                 17
 Redeemed .......................................           (13)             (8)                (8)                (3)
                                                   ------------     -----------       ------------       ------------
 Net Increase (Decrease) ........................            39              28                 25                 14
                                                   ------------     -----------       ------------       ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           292             435                343                373
 Redeemed .......................................          (238)           (125)              (304)              (303)
                                                   ------------     -----------       ------------       ------------
 Net Increase (Decrease) ........................            54             310                 39                 70
                                                   ------------     -----------       ------------       ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Mercury                         EQ/MFS Emerging
                                                        International Value                    Growth Companies
                                                ------------------------------------ -------------------------------------
                                                       2004               2003              2004               2003
                                                ------------------ ----------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $  1,116,398       $ 1,351,299       $   (881,785)      $   (809,076)
 Net realized gain (loss) on investments ......      1,937,094          (988,834)       (11,495,056)       (17,387,668)
 Change in unrealized appreciation
  (depreciation) on investments ...............     16,106,975        18,373,517         31,243,426         55,299,579
                                                  ------------       -----------       ------------       ------------
 Net increase (decrease) in net assets from
  operations ..................................     19,160,467        18,735,982         18,866,585         37,102,835
                                                  ------------       -----------       ------------       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     14,433,973        14,957,683         26,949,789         32,311,048
  Transfers between funds and guaranteed
   interest account, net ......................      8,562,809         1,814,206        (15,684,499)       (12,577,710)
  Transfers for contract benefits and
   terminations ...............................     (7,722,532)       (5,180,724)       (11,705,467)        (8,753,007)
  Contract maintenance charges ................     (5,058,479)       (4,810,257)       (12,957,991)       (14,064,675)
                                                  ------------       -----------       ------------       ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................     10,215,771         6,780,908        (13,398,168)        (3,084,344)
                                                  ------------       -----------       ------------       ------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         36,131            26,646             35,250             30,935
                                                  ------------       -----------       ------------       ------------
Increase (Decrease) in Net Assets .............     29,412,369        25,543,536          5,503,667         34,049,426
Net Assets -- Beginning of Period .............     85,709,856        60,166,320        166,162,767        132,113,341
                                                  ------------       -----------       ------------       ------------
Net Assets -- End of Period ...................   $115,122,225       $85,709,856       $171,666,434       $166,162,767
                                                  ============       ===========       ============       ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             25                19                 10                  7
 Redeemed .....................................             (6)               (4)                (3)                (1)
                                                  ------------       -----------       ------------       ------------
 Net Increase (Decrease) ......................             19                15                  7                  6
                                                  ------------       -----------       ------------       ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            308               444                355                466
 Redeemed .....................................           (242)             (378)              (473)              (416)
                                                  ------------       -----------       ------------       ------------
 Net Increase (Decrease) ......................             66                66               (118)                50
                                                  ------------       -----------       ------------       ------------



                                                        EQ/MFS Investors
                                                              Trust                        EQ/Money Market
                                                --------------------------------- ----------------------------------
                                                       2004             2003            2004              2003
                                                ----------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $     1,370       $    11,292    $   1,675,306    $     1,340,149
 Net realized gain (loss) on investments ......       347,651          (204,383)        (632,791)        (1,217,067)
 Change in unrealized appreciation
  (depreciation) on investments ...............       789,302         1,858,590          746,150          1,228,788
                                                  -----------       -----------    -------------    ---------------
 Net increase (decrease) in net assets from
  operations ..................................     1,138,323         1,665,499        1,788,665          1,351,870
                                                  -----------       -----------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     1,413,250         1,432,190      129,595,505        180,305,436
  Transfers between funds and guaranteed
   interest account, net ......................      (226,370)        1,879,964      (99,406,617)      (130,290,540)
  Transfers for contract benefits and
   terminations ...............................    (1,115,981)         (493,400)     (68,377,960)       (98,990,530)
  Contract maintenance charges ................      (553,566)         (529,678)     (31,546,510)       (37,667,392)
                                                  -----------       -----------    -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions ..................      (482,667)        2,289,076      (69,735,582)       (86,643,026)
                                                  -----------       -----------    -------------    ---------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        47,454            43,143           35,057             43,975
                                                  -----------       -----------    -------------    ---------------
Increase (Decrease) in Net Assets .............       703,110         3,997,718      (67,911,860)       (85,247,181)
Net Assets -- Beginning of Period .............    10,476,994         6,479,276      388,025,825        473,273,006
                                                  -----------       -----------    -------------    ---------------
Net Assets -- End of Period ...................   $11,180,104       $10,476,994    $ 320,113,965    $   388,025,825
                                                  ===========       ===========    =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            --                --            2,680              3,238
 Redeemed .....................................            --                --           (2,961)            (3,568)
                                                  -----------       -----------    -------------    ---------------
 Net Increase (Decrease) ......................            --                --              281               (330)
                                                  -----------       -----------    -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            79               109              377                620
 Redeemed .....................................           (84)              (77)            (488)              (833)
                                                  -----------       -----------    -------------    ---------------
 Net Increase (Decrease) ......................              (5)             32             (111)              (213)
                                                  --------------    -----------    -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                             Fidelity VIP
                                                              EQ/Small                      Asset Manager:
                                                            Company Index                     Growth (b)
                                                  --------------------------------- -------------------------------
                                                        2004             2003            2004            2003
                                                  --------------- ----------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    482,599     $    21,662       $   27,379     $       --
 Net realized gain (loss) on investments ........     1,341,175         259,217           95,655          5,903
 Change in unrealized appreciation
  (depreciation) on investments .................     1,541,998         839,581          (46,761)       102,299
                                                   ------------     -----------       ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................     3,365,772       1,120,461           76,273        108,202
                                                   ------------     -----------       ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     3,840,796       1,068,379          217,684          2,114
  Transfers between funds and guaranteed
   interest account, net ........................     9,757,119       8,120,640          (39,438)     1,062,956
  Transfers for contract benefits and
   terminations .................................      (682,814)        (91,063)          (5,774)            --
  Contract maintenance charges ..................    (1,048,903)       (198,543)         (36,248)        (9,899)
                                                   ------------     -----------       ----------     ----------
Net increase (decrease) in net assets
 from contractowners transactions ...............    11,866,198       8,899,413          136,224      1,055,171
                                                   ------------     -----------       ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        62,635          15,113               --             --
                                                   ------------     -----------       ----------     ----------
Increase (Decrease) in Net Assets ...............    15,294,605      10,034,987          212,497      1,163,373
Net Assets -- Beginning of Period ...............    10,738,321         703,334        1,163,373             --
                                                   ------------     -----------       ----------     ----------
Net Assets -- End of Period .....................  $ 26,032,926     $10,738,321       $1,375,870     $1,163,373
                                                   ============     ===========       ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           185             124               --             --
 Redeemed .......................................          (122)            (73)              --             --
                                                   ------------     -----------       ----------     ----------
 Net Increase (Decrease) ........................            63              51               --             --
                                                   ------------     -----------       ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            36              22               13             11
 Redeemed .......................................           (18)             (4)             (12)            (1)
                                                   ------------     -----------       ----------     ----------
 Net Increase (Decrease) ........................            18              18                1             10
                                                   ------------     -----------       ----------     ----------



                                                           Fidelity VIP                    Fidelity VIP
                                                          Contrafund (b)                 Equity-Income (b)
                                                  ------------------------------- -------------------------------
                                                       2004            2003            2004            2003
                                                  -------------- ---------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    6,220     $       --       $   48,260     $       --
 Net realized gain (loss) on investments ........      283,230         13,868          156,282         65,954
 Change in unrealized appreciation
  (depreciation) on investments .................      564,446        315,370          191,199        311,516
                                                    ----------     ----------       ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      853,896        329,238          395,741        377,470
                                                    ----------     ----------       ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      560,581         51,912          409,777         36,491
  Transfers between funds and guaranteed
   interest account, net ........................    4,811,441      2,544,173        1,859,978      2,155,897
  Transfers for contract benefits and
   terminations .................................     (415,159)            --         (187,131)            --
  Contract maintenance charges ..................     (137,102)       (19,677)         (86,757)       (19,889)
                                                    ----------     ----------       ----------     ----------
Net increase (decrease) in net assets
 from contractowners transactions ...............    4,819,761      2,576,408        1,995,867      2,172,499
                                                    ----------     ----------       ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........           --             --               --             --
                                                    ----------     ----------       ----------     ----------
Increase (Decrease) in Net Assets ...............    5,673,657      2,905,646        2,391,608      2,549,969
Net Assets -- Beginning of Period ...............    2,905,646             --        2,549,969             --
                                                    ----------     ----------       ----------     ----------
Net Assets -- End of Period .....................   $8,579,303     $2,905,646       $4,941,577     $2,549,969
                                                    ==========     ==========       ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           --             --               --             --
 Redeemed .......................................           --             --               --             --
                                                    ----------     ----------       ----------     ----------
 Net Increase (Decrease) ........................           --             --               --             --
                                                    ----------     ----------       ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           70             25               31             24
 Redeemed .......................................          (34)            (2)             (17)            (4)
                                                    ----------     ----------       ----------     ----------
 Net Increase (Decrease) ........................           36             23               14             20
                                                    ----------     ----------       ----------     ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Fidelity VIP                     Fidelity VIP
                                                       Growth & Income (b)                High Income (b)
                                                --------------------------------- -------------------------------
                                                      2004             2003            2004            2003
                                                ---------------- ---------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   12,425       $       --       $  149,283     $       --
 Net realized gain (loss) on investments ......       50,336           10,891            1,165          5,913
 Change in unrealized appreciation
  (depreciation) on investments ...............       45,273          132,444           (1,488)       113,927
                                                  ----------       ----------       ----------     ----------
 Net increase (decrease) in net assets from
  operations ..................................      108,034          143,335          148,960        119,840
                                                  ----------       ----------       ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......      155,156           31,645          319,961         40,013
  Transfers between funds and guaranteed
   interest account, net ......................      162,617        1,527,683          308,749      2,324,923
  Transfers for contract benefits and
   terminations ...............................       (7,565)              --         (229,826)            --
  Contract maintenance charges ................      (43,336)         (13,856)         (68,365)       (14,715)
                                                  ----------       ----------       ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................      266,872        1,545,472          330,519      2,350,221
                                                  ----------       ----------       ----------     ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................           --               --               --             --
                                                  ----------       ----------       ----------     ----------
Increase (Decrease) in Net Assets .............      374,906        1,688,806          479,479      2,470,061
Net Assets -- Beginning of Period .............    1,688,806               --        2,470,061             --
                                                  ----------       ----------       ----------     ----------
Net Assets -- End of Period ...................   $2,063,712       $1,688,806       $2,949,540     $2,470,061
                                                  ==========       ==========       ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --               --               --             --
 Redeemed .....................................           --               --               --             --
                                                  ----------       ----------       ----------     ----------
 Net Increase (Decrease) ......................           --               --               --             --
                                                  ----------       ----------       ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            9               16               31             29
 Redeemed .....................................           (6)              (2)             (29)            (7)
                                                  ----------       ----------       ----------     ----------
 Net Increase (Decrease) ......................            3               14                2             22
                                                  ----------       ----------       ----------     ----------



                                                        Fidelity VIP                   Fidelity VIP
                                                 Investment Grade Bond (b)             Mid Cap (b)
                                                ---------------------------- --------------------------------
                                                     2004           2003           2004            2003
                                                -------------- ------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $  222,378    $       --     $        --     $       --
 Net realized gain (loss) on investments ......       (9,373)      (29,542)        241,496          7,198
 Change in unrealized appreciation
  (depreciation) on investments ...............      (27,955)       81,467         976,379        166,833
                                                  ----------    ----------     -----------     ----------
 Net increase (decrease) in net assets from
  operations ..................................      185,050        51,925       1,217,875        174,031
                                                  ----------    ----------     -----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......      376,290        47,192         821,600         47,173
  Transfers between funds and guaranteed
   interest account, net ......................    2,587,920     3,629,163       7,742,112      1,482,466
  Transfers for contract benefits and
   terminations ...............................     (322,342)           --        (303,902)            --
  Contract maintenance charges ................      (99,877)      (47,690)       (134,969)       (11,055)
                                                  ----------    ----------     -----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    2,541,991     3,628,665       8,124,841      1,518,584
                                                  ----------    ----------     -----------     ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................           --            --              --             --
                                                  ----------    ----------     -----------     ----------
Increase (Decrease) in Net Assets .............    2,727,041     3,680,589       9,342,716      1,692,615
Net Assets -- Beginning of Period .............    3,680,589            --       1,692,615             --
                                                  ----------    ----------     -----------     ----------
Net Assets -- End of Period ...................   $6,407,630    $3,680,589     $11,035,331     $1,692,615
                                                  ==========    ==========     ===========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --            --              --             --
 Redeemed .....................................           --            --              --             --
                                                  ----------    ----------     -----------     ----------
 Net Increase (Decrease) ......................           --            --              --             --
                                                  ----------    ----------     -----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           62            80              77             16
 Redeemed .....................................          (38)           44             (28)            (4)
                                                  ----------    ----------     -----------     ----------
 Net Increase (Decrease) ......................           24            36              49             12
                                                  ----------    ----------     -----------     ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        Fidelity VIP                    Fidelity VIP
                                                          Value (b)                 Value Strategies (b)
                                                ----------------------------- ---------------------------------
                                                     2004           2003            2004             2003
                                                -------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   13,422     $  2,589       $    6,685       $   12,099
 Net realized gain (loss) on investments ......       47,279        9,875          119,521           17,746
 Change in unrealized appreciation
  (depreciation) on investments ...............       54,957       52,233          122,080          107,545
                                                  ----------     --------       ----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................      115,658       64,697          248,286          137,390
                                                  ----------     --------       ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......      226,817       22,350          602,652           46,476
  Transfers between funds and guaranteed
   interest account, net ......................      457,373      776,775         (150,525)       2,383,796
  Transfers for contract benefits and
   terminations ...............................     (150,075)          --         (280,341)              --
  Contract maintenance charges ................      (39,319)      (6,234)        (121,584)         (18,891)
                                                  ----------     --------       ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................      494,796      792,891           50,201        2,411,381
                                                  ----------     --------       ----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................           --           --               --               --
                                                  ----------     --------       ----------       ----------
Increase (Decrease) in Net Assets .............      610,454      857,588          298,487        2,548,771
Net Assets -- Beginning of Period .............      857,588           --        2,548,771               --
                                                  ----------     --------       ----------       ----------
Net Assets -- End of Period ...................   $1,468,042     $857,588       $2,847,258       $2,548,771
                                                  ==========     ========       ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --           --               --               --
 Redeemed .....................................           --           --               --               --
                                                  ----------     --------       ----------       ----------
 Net Increase (Decrease) ......................           --           --               --               --
                                                  ----------     --------       ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           18            8               29               20
 Redeemed .....................................          (15)          (1)             (30)              (3)
                                                  ----------     --------       ----------       ----------
 Net Increase (Decrease) ......................            3            7               (1)              17
                                                  ----------     --------       ----------       ----------



                                                     Laudus Rosenberg VIT              MFS Mid Cap
                                                 Value Long/Short Equity (b)             Growth
                                                ------------------------------ ---------------------------
                                                      2004           2003          2004          2003
                                                --------------- -------------- ------------ --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   (19,911)    $   (6,974)   $    (903)    $   (352)
 Net realized gain (loss) on investments ......        68,540        (37,493)       5,696        2,185
 Change in unrealized appreciation
  (depreciation) on investments ...............       324,771        (15,109)      13,663       15,800
                                                  -----------     ----------    ---------     --------
 Net increase (decrease) in net assets from
  operations ..................................       373,400        (59,576)      18,456       17,633
                                                  -----------     ----------    ---------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......       497,952        155,350       48,007       87,467
  Transfers between funds and guaranteed
   interest account, net ......................     2,865,281      1,296,141        6,342       23,629
  Transfers for contract benefits and
   terminations ...............................       (49,966)        (1,213)      (6,818)          (4)
  Contract maintenance charges ................      (178,651)       (57,442)     (19,373)      (9,060)
                                                  -----------     ----------    ---------     --------
Net increase (decrease) in net assets from
 contractowners transactions ..................     3,134,616      1,392,836       28,157      102,033
                                                  -----------     ----------    ---------     --------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        17,807      6,754,282          903          352
                                                  -----------     ----------    ---------     --------
Increase (Decrease) in Net Assets .............     3,525,823      8,087,542       47,516      120,018
Net Assets -- Beginning of Period .............     8,087,542             --      120,434          416
                                                  -----------     ----------    ---------     --------
Net Assets -- End of Period ...................   $11,613,365     $8,087,542    $ 167,950     $120,434
                                                  ===========     ==========    =========     ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            --             --           --            1
 Redeemed .....................................            --             --           --           --
                                                  -----------     ----------    ---------     --------
 Net Increase (Decrease) ......................            --             --           --            1
                                                  -----------     ----------    ---------     --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           195            140           --           --
 Redeemed .....................................          (163)          (126)          --           --
                                                  -----------     ----------    ---------     --------
 Net Increase (Decrease) ......................            32             14           --           --
                                                  -----------     ----------    ---------     --------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                        PEA Renaissance             PIMCO Total Return
                                                ------------------------------- --------------------------
                                                      2004            2003          2004         2003
                                                --------------- --------------- ----------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  1,009,635     $    80,922    $   6,797    $  4,739
 Net realized gain (loss) on investments ......     1,183,895         203,451          124         472
 Change in unrealized appreciation
  (depreciation) on investments ...............     1,119,551       1,537,368        2,160        (251)
                                                 ------------     -----------    ---------    --------
 Net increase (decrease) in net assets from
  operations ..................................     3,313,081       1,821,741        9,081       4,960
                                                 ------------     -----------    ---------    --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     4,310,291         981,970       84,690     151,600
  Transfers between funds and guaranteed
   interest account, net ......................     9,766,407       8,531,262       (1,965)     (5,256)
  Transfers for contract benefits and
   terminations ...............................      (726,856)        (24,176)     (14,744)        (25)
  Contract maintenance charges ................    (1,092,634)       (189,818)     (39,462)    (20,175)
                                                 ------------     -----------    ---------    --------
Net increase (decrease) in net assets from
 contractowners transactions ..................    12,257,208       9,299,240       28,519     126,144
                                                 ------------     -----------    ---------    --------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        45,815           7,119        1,094         583
                                                 ------------     -----------    ---------    --------
Increase (Decrease) in Net Assets .............    15,616,104      11,128,100       38,694     131,686
Net Assets -- Beginning of Period .............    11,148,733          20,633      163,483      31,797
                                                 ------------     -----------    ---------    --------
Net Assets -- End of Period ...................  $ 26,764,837     $11,148,733    $ 202,177    $163,483
                                                 ============     ===========    =========    ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           132              75            1           2
 Redeemed .....................................           (62)            (11)          --          (1)
                                                 ------------     -----------    ---------    --------
 Net Increase (Decrease) ......................            70              65            1           1
                                                 ------------     -----------    ---------    --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            --              --           --          --
 Redeemed .....................................            --              --           --          --
                                                 ------------     -----------    ---------    --------
 Net Increase (Decrease) ......................            --              --           --          --
                                                 ------------     -----------    ---------    --------



                                                                                         Vanguard VIF
                                                  U.S. Real Estate -- Class I            Equity Index
                                                ------------------------------- -------------------------------
                                                      2004            2003            2004            2003
                                                --------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    421,015     $    (6,747)     $  33,396       $    500
 Net realized gain (loss) on investments ......     2,738,298         120,772         55,765         12,522
 Change in unrealized appreciation
  (depreciation) on investments ...............     6,116,678       1,766,713         56,642        110,222
                                                 ------------     -----------     ----------       --------
 Net increase (decrease) in net assets from
  operations ..................................     9,275,991       1,880,738        145,803        123,244
                                                 ------------     -----------     ----------       --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     5,530,353       1,928,653        585,558        537,994
  Transfers between funds and guaranteed
   interest account, net ......................    25,242,365       7,925,696        604,056        226,388
  Transfers for contract benefits and
   terminations ...............................      (889,977)        (26,380)        (5,695)           (11)
  Contract maintenance charges ................    (1,152,980)       (266,153)      (144,665)       (69,395)
                                                 ------------     -----------     ----------       --------
Net increase (decrease) in net assets from
 contractowners transactions ..................    28,729,761       9,561,817      1,039,254        694,976
                                                 ------------     -----------     ----------       --------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        41,942           6,394          7,528          2,429
                                                 ------------     -----------     ----------       --------
Increase (Decrease) in Net Assets .............    38,047,694      11,448,949      1,192,585        820,649
Net Assets -- Beginning of Period .............    12,754,007       1,305,058        932,054        111,405
                                                 ------------     -----------     ----------       --------
Net Assets -- End of Period ...................  $ 50,801,701     $12,754,007     $2,124,639       $932,054
                                                 ============     ===========     ==========       ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           263             111             14             10
 Redeemed .....................................           (83)            (32)            (4)            (2)
                                                 ------------     -----------     ----------       --------
 Net Increase (Decrease) ......................           180              79             10              8
                                                 ------------     -----------     ----------       --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            --              --             --             --
 Redeemed .....................................            --              --             --             --
                                                 ------------     -----------     ----------       --------
 Net Increase (Decrease) ......................            --              --             --             --
                                                 ------------     -----------     ----------       --------

-------
The accompanying notes are an integral part of these financial statements.
(a) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(b) Commenced operations on May 2, 2003.
(c) Commenced operations on October 13, 2003.
(d) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(e) Commenced operations on October 25, 2004.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements

December 31, 2004


1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various variable investment trusts of AXA Premier VIP Trust ("VIP"), Laudus Rosenberg Variable Insurance Trust, Davis Variable Account Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, MFS Variable Insurance Trust, PIMCO Advisors VIT, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., and Vanguard Variable Insurance Fund ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 67 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation(1)
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity(2)
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield(3)
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Small/Mid Cap Growth
o AXA Premier VIP Small/Mid Cap Value
o AXA Premier VIP Technology
o Davis Value
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Premier Growth
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Bernstein Diversified Value
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth(8)
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Emerging Markets Equity
o EQ/Enterprise Equity
o EQ/Enterprise Equity Income
o EQ/Enterprise Growth
o EQ/Enterprise Growth and Income
o EQ/Enterprise Small Company Growth
o EQ/Enterprise Small Company Value
o EQ/Equity 500 Index
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value
o EQ/J.P. Morgan Core Bond
o EQ/Janus Large Cap Growth
o EQ/JP Morgan Value Opportunities(7)
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value(4)
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Small Company Index
o Fidelity VIP Asset Manager: Growth
o Fidelity VIP Contrafund
o Fidelity VIP Equity-Income
o Fidelity VIP Growth & Income
o Fidelity VIP High Income
o Fidelity VIP Investment Grade Bond
o Fidelity VIP Mid Cap
o Fidelity VIP Value
o Fidelity VIP Value Strategies
o Laudus Rosenberg VIT Value Long/Short Equity(5)
o MFS Mid Cap Growth
o PEA Renaissance(6)
o PIMCO Total Return
o U.S. Real Estate -- Class I
o Vanguard VIF Equity Index

----------------------

1) Formerly known as EQ/Balanced
2) Formerly known as EQ/Aggressive Stock
3) Formerly known as EQ/High Yield
4) Formerly known as EQ/Putnam International Equity
5) Formerly known as AXA Rosenberg VIT Value Long/Short Equity
6) Formerly known as PIMCO Renaissance
7) Formerly known as EQ/Putnam Growth & Income Value
8) Formerly known as EQ/Putnam Voyager

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for Variable Life products issued by AXA Equitable including Accumulator Life, Incentive Life, Incentive Life 2000, Incentive Life 2000 Sales 1999 and after, Incentive Life '02, Incentive Life Plus(SM), Paramount Life, IL Protector(SM), Incentive Life COLI and Incentive Life COLI '04, flexible premium variable life insurance policies; Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life 1999, Survivorship Incentive Life '02; flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Contracts"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus policies issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distributor Channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate Accounts:
An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the contractowner account changes with the investment activity of the fund the contract is invested in, net of contract charges.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and (except for SP-Flex policies), to the

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


2. Significant Accounting Policies (Concluded)

guaranteed interest account of AXA Equitable's General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                                              Purchases          Sales
                                                           --------------   --------------
AXA Aggressive Allocation ..............................    $  7,295,610     $    897,335
AXA Conservative Allocation ............................       5,017,336        2,955,786
AXA Conservative-Plus Allocation .......................       2,034,438          586,493
AXA Moderate Allocation ................................      77,739,141      133,719,748
AXA Moderate-Plus Allocation ...........................      14,970,205        1,792,451
AXA Premier VIP Aggressive Equity ......................      13,540,116       48,028,151
AXA Premier VIP Core Bond ..............................      41,004,017       24,151,830
AXA Premier VIP Health Care ............................      16,253,457        6,694,884
AXA Premier VIP High Yield .............................     205,743,711      206,699,528
AXA Premier VIP International Equity ...................      21,740,837        2,693,785
AXA Premier VIP Large Cap Core Equity ..................       5,255,070        3,378,745
AXA Premier VIP Large Cap Growth .......................      11,469,975        7,085,364
AXA Premier VIP Large Cap Value ........................      18,585,973       11,591,649
AXA Premier VIP Small/Mid Cap Growth ...................      24,185,190       12,214,784
AXA Premier VIP Small/Mid Cap Value ....................      29,885,408       15,084,359
AXA Premier VIP Technology .............................     113,774,760       61,353,103
Davis Value ............................................         152,957           49,825
EQ/Alliance Common Stock ...............................     111,800,844      178,888,377
EQ/Alliance Growth and Income ..........................      59,973,788       47,483,756
EQ/Alliance Intermediate Government Securities .........      48,392,094       73,257,194
EQ/Alliance International ..............................     135,353,088      142,333,940
EQ/Alliance Premier Growth .............................       8,751,778       14,369,621
EQ/Alliance Quality Bond ...............................      56,794,383       76,894,951
EQ/Alliance Small Cap Growth ...........................      29,654,522       29,772,727
EQ/Bernstein Diversified Value .........................      44,105,631       23,129,701
EQ/Calvert Socially Responsible ........................           8,535              368
EQ/Capital Guardian Growth .............................         112,357          263,123
EQ/Capital Guardian International ......................         880,205          237,186
EQ/Capital Guardian Research ...........................      15,263,226       16,204,798
EQ/Capital Guardian U.S. Equity ........................      19,861,544       11,903,785

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


3. Purchases and Sales of Investments (Concluded)


                                                           Purchases         Sales
                                                         -------------   -------------
EQ/Emerging Market Equity ............................     34,778,631      18,574,539
EQ/Enterprise Equity .................................          8,728              --
EQ/Enterprise Equity Income ..........................         51,599           1,568
EQ/Enterprise Growth .................................          2,936               6
EQ/Enterprise Growth and Income ......................          5,745               3
EQ/Enterprise Small Company Growth ...................          3,697              12
EQ/Enterprise Small Company Value ....................        137,598           2,302
EQ/Equity 500 Index ..................................     92,792,803      98,633,096
EQ/Evergreen Omega ...................................      7,780,424       5,459,988
EQ/FI Mid Cap ........................................     36,412,301      17,425,980
EQ/FI Small/Mid Cap Value ............................     58,648,957      30,087,916
EQ/J.P. Morgan Core Bond .............................      7,559,162       3,005,491
EQ/Janus Large Cap Growth ............................     11,832,665      11,917,152
EQ/JP Morgan Value Opportunities .....................     11,176,183      13,119,340
EQ/Lazard Small Cap Value ............................     13,423,506       1,393,336
EQ/Marsico Focus .....................................     27,680,748      16,193,062
EQ/Mercury Basic Value Equity ........................     46,797,441      27,502,907
EQ/Mercury International Value .......................     27,020,741      15,634,110
EQ/MFS Emerging Growth Companies .....................     19,233,484      33,474,847
EQ/MFS Investors Trust ...............................      5,582,525       6,016,368
EQ/Money Market ......................................    358,277,281     425,851,925
EQ/Small Company Index ...............................     30,043,543      17,246,418
Fidelity VIP Asset Manager: Growth ...................      1,385,986       1,222,382
Fidelity VIP Contrafund ..............................      6,572,977       1,746,996
Fidelity VIP Equity-Income ...........................      2,931,121         886,994
Fidelity VIP Growth & Income .........................        721,717         442,421
Fidelity VIP High Income .............................      3,137,509       2,657,707
Fidelity VIP Investment Grade Bond ...................      5,354,990       2,590,622
Fidelity VIP Mid Cap .................................     10,028,222       1,903,383
Fidelity VIP Value ...................................      1,834,072       1,325,854
Fidelity VIP Value Strategies ........................      2,822,752       2,765,865
Laudus Rosenberg VIT Value Long/Short Equity .........     18,687,012      15,554,500
MFS Mid Cap Growth ...................................         50,837          22,679
PEA Renaissance ......................................     17,926,720       5,526,122
PIMCO Total Return ...................................         86,898          52,020
U.S. Real Estate -- Class I ..........................     38,520,314       8,964,994
Vanguard VIF Equity Index ............................      1,418,432         335,674


4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

AXA Equitable serves as investment manager of EQAT and VIP. Charles Schwab Investment Management, Inc. serves as investment manager for the Laudus Rosenberg Variable Insurance Trust--Laudus VIT Value Long/Short Equity Portfolio. Davis Selected Advisers, L.P. serves as investment manager for the Davis Variable Account Fund, Inc.--Davis Value Portfolio. Fidelity Management & Research (UK) Inc., Fidelity Management & Research (Far East), Fidelity Investments Japan Limited, FMR Co., Inc. serves as investment manager for the Fidelity Variable Insurance Products--Fidelity VIP Asset Manager, Fidelity VIP Contra Fund, Fidelity VIP Equity, Fidelity VIP Growth & Income, Fidelity VIP High Income, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Value, Fidelity VIP Value Strategies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


4. Expenses and Related Party Transactions (Concluded)

Massachusetts Financial Services Company serves as investment manager of MFS Variable Insurance Trust--MFS Mid Cap Growth Portfolio. OpCap Advisors LLC serves as investment manager for PIMCO Advisors VIT--PEA Renaissance Portfolio. Pacific Investment Management Company LLC (PIMCO) serves as investment manager for PIMCO Variable Insurance Trust--PIMCO Total Return Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager of The Universal Institutional Funds, Inc.--U.S. Real Estate Portfolio. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.20% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index, as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

Boston Advisors serves as an investment advisor for the EQ/Enterprise Equity Income Portfolio in EQAT. Boston Advisors is an indirectly wholly owned subsidiary of AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5. Substitutions/Transfers

Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 May 14, 2004             Removed Portfolio          Surviving Portfolio
--------------------------------------------------------------------------------
                            EQ/Technology         AXA Premier VIP Technology
--------------------------------------------------------------------------------
Shares -- Class A                 71,822                     35,486
Shares -- Class B             12,013,152                  5,908,280
Value -- Class A             $   295,601                $   295,601
Value -- Class B             $48,917,642                $48,917,642
Net Assets before merger     $49,213,243                $10,177,765
Net Assets after merger               --                $59,391,008
--------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


5. Substitutions/Transfers (Concluded)


--------------------------------------------------------------------------------
 May 2, 2003                 Removed Portfolio            Surviving Portfolio
--------------------------------------------------------------------------------
                        EQ/International Equity Index  EQ/Alliance International
--------------------------------------------------------------------------------
Shares -- Class A                   8,350                            7,900
Shares -- Class B                  70,385                           67,601
Value -- Class A                  $59,088                          $59,088
Value -- Class B                 $498,398                         $498,398
Net Assets before merger         $557,486                      $33,139,983
Net Assets after merger                --                      $33,697,469
--------------------------------------------------------------------------------

Reorganizations

The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this was to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that are selected from 36 actively managed choices.

The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged into the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.


6. Contractowner Charges

Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:



                                                             Mortality and Expense     Mortality     Administrative      Total
                                                            -----------------------   -----------   ----------------   --------
Accumulator Life ........................................       varies (b)(d)             --               --           varies
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000 .....................         .60%(a)                 --               --            .60%
Incentive Life '02 ......................................         .80%(b)                 --               --            .80%
Survivorship Incentive Life '02 .........................         .90%(b)                 --               --            .90%
Paramount Life ..........................................         .60%(a)                 --               --            .60%
IL Plus Original Series .................................         .60%(b)                 --               --            .60%
Incentive Life COLI .....................................         .60%{b)                 --               --            .60%
Incentive Life COLI '04 .................................         .75%(b)(c)              --               --            .75%
Survivorship Incentive Life 1999 ........................         .60%(a)                 --               --            .60%
Survivorship 2000 .......................................         .90%(a)                 --               --            .90%
IL Protector ............................................         .80%(a)                 --               --            .80%
SP-Flex .................................................         .85%(a)               .60%(a)          .35%(a)        1.80%

----------
(a) Charged to daily net assets of the Account.
(b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
(c) Policy years 1-5 0.75% (1.00% maximum)
    Policy years 6-20 0.55% (0.75% maximum)
(d) Varies by age, sex, class. The highest current charge is 1.21%.
    Policy years 1-10 0.71% to 1.46% maximum
    Policy years 11+ 0.30% to 0.50% maximum

The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment.

The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004

6. Contractowner Charges (Continued)

The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.75% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease.

The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the contractowner's variable investment options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the contractowner's variable investment option. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the contractowner's variable investment options. The current mortality and expense risk charges are lower than guaranteed charges.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Paramount Life, IL Protector, Incentive Life COLI '04 and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.


Charges                                When charge is deducted
------------------------------------- -------------------------
Riders                                Monthly

Death Benefit Guarantee (Guaranteed   Monthly
Minimum Death Benefit Charge).

Taxes                                 At time of premium
                                      payment

Premium Sales Charge                  At time of premium
                                      payment

Monthly administrative charges        Monthly

Cost of Insurance (COI) and Rating    Monthly
charge



Charges                                                   Amount deducted                          How deducted
------------------------------------- ------------------------------------------------------- ----------------------
Riders                                Amount varies depending on the specifics of your        Unit liquidation from
                                      policy.                                                 account value

Death Benefit Guarantee (Guaranteed   Low - $0.01 for each $1,000 of face amount of           Unit liquidation from
Minimum Death Benefit Charge).        the policy.                                             account value

                                      High - $0.02 for each $1,000 of face amount of
                                      the policy.

Taxes                                 Varies by state of residence of insured person.         Deducted from
                                                                                              premium

Premium Sales Charge                  Depending on the policy, varies from a flat fee of $2   Deducted from
                                      to $250 to a range of 3% to 30% on each premium         premium

Monthly administrative charges        Low - $5 per month                                      Unit liquidation from
                                                                                              account value
                                      High - Depending on face amount, policyholder
                                      age at issue and policy year, up to $55 per year.
                                      Depending on the policy, may also be a charge per
                                      $1,000 of face amount ranging from $0.03 to 0.20

Cost of Insurance (COI) and Rating    Amount varies depending upon specifics of policy.       Unit liquidation from
charge                                COI based upon amount at risk. Rating Charge            account value
                                      based upon face amount of insurance.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


6. Contractowner Charges (Concluded)


Charges                                      When charge is deducted
------------------------------------------- -------------------------
Surrender, termination or decrease in       At time of transaction
face amount of policy during the first 10
or 15 years depending on contract.

Partial Withdrawal                          At time of transaction.

Increase in policy's face amount            At time of transaction.

Administrative Surrender Charge             At time of transaction.

Transfers among investment options          At time of transaction.
per policy year

Living Benefits Rider                       At time of transaction.



Charges                                                        Amount deducted                        How deducted
------------------------------------------- ---------------------------------------------------- ----------------------
Surrender, termination or decrease in       Low - The amount of surrender charges is set forth   Unit liquidation from
face amount of policy during the first 10   in your policy.                                      account value
or 15 years depending on contract.

Partial Withdrawal                          $25 ( or if less, 2% of the withdrawal)              Unit liquidation from
                                                                                                 account value

Increase in policy's face amount            $1.50 for each $1,000 of the increase (but not       Unit liquidation from
                                            more than $250 in total)                             account value

Administrative Surrender Charge             High $2 to $6 per 1,000 depending on issue age
                                            which after the third year declines

                                            Low- $450 which after the third year declines        Unit liquidation from
                                                                                                 account value

Transfers among investment options          Low - $25 after 12 transfers                         Unit liquidation from
per policy year                                                                                  account value

                                            High - $25 per transfer

Living Benefits Rider                       Low - $100                                           Unit liquidation from
                                                                                                 account value
                                            High - Up to $250

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.



                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (w)     $122.81              --                 --            --         12.07%
           Highest contract charge 0.90% Class A (w)    $121.44              --                 --            --         11.07%
           All contract charges                              --              46         $    5,618          2.19%           --
    2003   Lowest contract charge 0.00% Class A (w)     $109.58              --                 --            --          9.58%
           Highest contract charge 0.90% Class A (w)    $109.34              --                 --            --          9.34%
           All contract charges                              --               5         $      498          2.53%           --
AXA Aggressive Allocation
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $122.43              --                 --            --         11.79%
           Highest contract charge 0.90% Class B (w)    $121.06              --                 --            --         10.79%
           All contract charges                              --              15         $    1,816          2.19%           --
    2003   Lowest contract charge 0.60% Class B (w)     $109.35              --                 --            --          9.35%
           Highest contract charge 0.90% Class B (w)    $109.27              --                 --            --          9.27%
           All contract charges                              --               1         $       70          2.53%           --
AXA Conservative Allocation
---------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (w)     $109.01              --                 --            --          6.29%
           Highest contract charge 0.90% Class A (w)    $107.79              --                 --            --          5.33%
           All contract charges                              --              19         $    2,008          4.49%           --
    2003   Lowest contract charge 0.00% Class A (w)     $102.56              --                 --            --          2.56%
           Highest contract charge 0.90% Class A (w)    $102.33              --                 --            --          2.33%
           All contract charges                              --              --                 --          5.78%           --
AXA Conservative Allocation
---------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $108.67              --                 --            --          6.03%
           Highest contract charge 0.90% Class B (w)    $107.45              --                 --            --          5.07%
           All contract charges                              --               2         $      167          4.49%           --
    2003   Lowest contract charge 0.60% Class B (w)     $102.34              --                 --            --          2.34%
           Highest contract charge 0.90% Class B (w)    $102.27              --                 --            --          2.27%
           All contract charges                              --              --                 --          5.78%           --
AXA Conservative-Plus Allocation
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (w)     $112.95              --                 --            --          8.02%
           Highest contract charge 0.90% Class A (w)    $111.68              --                 --            --          7.05%
           All contract charges                              --              11         $    1,341          5.08%           --
    2003   Lowest contract charge 0.00% Class A (w)     $104.56              --                 --            --          4.56%
           Highest contract charge 0.60% Class A (w)    $104.32              --                 --            --          4.32%
           All contract charges                              --               2         $      171          6.23%           --
AXA Conservative-Plus Allocation
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $112.59              --                 --            --          7.75%
           Highest contract charge 0.90% Class B (w)    $111.33              --                 --            --          6.78%
           All contract charges                              --               3         $      326          5.08%           --
    2003   Lowest contract charge 0.60% Class B (w)     $104.34              --                 --            --          4.34%
           Highest contract charge 0.90% Class B (w)    $104.26              --                 --            --          4.26%
           All contract charges                              --              --                 --          6.23%           --
AXA Moderate Allocation (g)(s)
------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $237.11              --                 --            --          9.00%
           Highest contract charge 0.90% Class A        $229.71              --                 --            --          8.02%
           All contract charges                              --           3,033         $1,379,837          2.77%           --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Moderate Allocation (g)(s) (Continued)
------------------------------------------
    2003   Lowest contract charge 0.00% Class A         $217.54              --                 --            --           19.42%
           Highest contract charge 0.90% Class A        $212.66              --                 --            --           18.35%
           All contract charges                              --           3,223         $1,365,262          2.42%             --
    2002   Lowest contract charge 0.00% Class A         $182.16              --                 --            --          (12.52)%
           Highest contract charge 0.90% Class A        $179.69              --                 --            --          (13.30)%
           All contract charges                              --           3,472         $1,247,446          1.63%             --
    2001   Lowest contract charge 0.00% Class A         $208.22              --                 --            --           (1.84)%
           Highest contract charge 0.90% Class A        $207.26              --                 --            --           (2.73)%
           All contract charges                              --           1,587         $  673,865          2.85%             --
    2000   Lowest contract charge 0.00% Class A         $212.12              --                 --            --           (1.32)%
           Highest contract charge 0.90% Class A        $213.08              --                 --            --           (2.21)%
           All contract charges                              --           1,128         $  502,845          3.23%             --
AXA Moderate Allocation (g)(s)
------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $118.80              --                 --            --            8.72%
           Highest contract charge 0.90% Class B (g)    $125.97              --                 --            --            7.75%
           All contract charges                              --             660         $   77,456          2.77%             --
    2003   Lowest contract charge 0.60% Class B         $108.53              --                 --            --           18.32%
           Highest contract charge 0.90% Class B (g)    $116.91              --                 --            --           18.07%
           All contract charges                              --             600         $   65,147          2.42%             --
    2002   Lowest contract charge 0.60% Class B         $ 91.64              --                 --            --           13.26%
           Highest contract charge 0.90% Class B (g)    $ 99.02              --                 --            --           13.51%
           All contract charges                              --             524         $   48,019          1.63%             --
    2001   Lowest contract charge 0.60% Class B         $105.65              --                 --            --            2.69%
           Highest contract charge 0.90% Class B (g)    $114.49              --                 --            --           (3.93)%
           All contract charges                              --             169         $   17,855          2.85%
    2000   Lowest contract charge 0.60% Class B         $108.57              --                 --            --            2.17%
           Highest contract charge 0.60% Class B (g)    $108.57              --                 --            --              --
           All contract charges                              --              49         $    5,320          3.23%             --
AXA Moderate-Plus Allocation
----------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (w)     $121.36              --                 --            --           11.97%
           Highest contract charge 0.90% Class A (w)    $120.00              --                 --            --           10.96%
           All contract charges                              --             108         $   13,111          4.00%             --
    2003   Lowest contract charge 0.00% Class A (w)     $108.39              --                 --            --            8.39%
           Highest contract charge 0.90% Class A (w)    $108.14              --                 --            --            8.14%
           All contract charges                              --              10         $    1,122          3.22%             --
AXA Moderate-Plus Allocation
----------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $120.99              --                 --            --           11.69%
           Highest contract charge 0.90% Class B (w)    $119.63              --                 --            --           10.69%
           All contract charges                              --              18         $    2,181          4.00%             --
    2003   Lowest contract charge 0.60% Class B (w)     $108.16              --                 --            --            8.16%
           Highest contract charge 0.90% Class B (w)    $108.08              --                 --            --            8.08%
           All contract charges                              --               1         $      161          3.22%             --
AXA Premier VIP Aggressive Equity
---------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $154.55              --                 --            --           12.38%
           Highest contract charge 0.90% Class A        $171.23              --                 --            --           11.37%
           All contract charges                              --           1,196         $  524,796            --              --
    2003   Lowest contract charge 0.00% Class A         $137.53              --                 --            --           37.87%
           Highest contract charge 0.90% Class A        $153.75              --                 --            --           36.62%
           All contract charges                              --           1,268         $  501,715            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     -------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                     ------------ --------------------- ------------ ---------------- --------------
AXA Premier VIP Aggressive Equity (Continued)
---------------------------------------------
    2002   Lowest contract charge 0.00% Class A         $ 99.75               --              --              --         (28.69)%
           Highest contract charge 0.90% Class A        $112.54               --              --              --         (29.33)%
           All contract charges                              --            1,303        $380,055            0.01%            --
    2001   Lowest contract charge 0.00% Class A         $139.88               --              --              --         (24.98)%
           Highest contract charge 0.90% Class A        $159.24               --              --              --         (25.66)%
           All contract charges                              --            1,402        $581,065            0.49%            --
    2000   Lowest contract charge 0.00% Class A         $186.45               --              --              --         (13.13)%
           Highest contract charge 0.90% Class A        $214.20               --              --              --         (13.91)%
           All contract charges                              --            1,466        $823,956            0.36%            --
AXA Premier VIP Aggressive Equity
---------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $ 80.86               --              --              --          12.10%
           Highest contract charge 0.90% Class B        $ 76.29               --              --              --          11.09%
           All contract charges                              --              195        $ 15,176              --             --
    2003   Lowest contract charge 0.60% Class B         $ 69.81               --              --              --          36.70%
           Highest contract charge 0.90% Class B        $ 68.67               --              --              --          36.28%
           All contract charges                              --              180        $ 12,550              --             --
    2002   Lowest contract charge 0.60% Class B         $ 51.07               --              --              --         (29.30)%
           Highest contract charge 0.90% Class B        $ 50.39               --              --              --         (29.51)%
           All contract charges                              --              149        $  7,609            0.01%            --
    2001   Lowest contract charge 0.60% Class B         $ 72.23               --              --              --         (25.63)%
           Highest contract charge 0.90% Class B        $ 71.49               --              --              --         (25.85)%
           All contract charges                              --              104        $  7,512            0.49%            --
    2000   Lowest contract charge 0.60% Class B         $ 97.12               --              --              --         (13.86)%
           Highest contract charge 0.90% Class B        $ 96.41               --              --              --         (14.12)%
           All contract charges                              --               51        $  4,953            0.36%            --
AXA Premier VIP Core Bond
-------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $111.21               --              --              --           4.15%
           Highest contract charge 0.60% Class A (t)    $115.19               --              --              --           3.52%
           All contract charges                              --               70        $  7,733            3.96%            --
    2003   Lowest contract charge 0.00% Class A (p)     $106.78               --              --              --           4.02%
           Highest contract charge 0.60% Class A (t)    $111.27               --              --              --           3.39%
           All contract charges                              --               29        $  3,055            3.49%            --
    2002   Lowest contract charge 0.00% Class A (p)     $102.66               --              --              --           2.42%
           Highest contract charge 0.60% Class A (t)    $107.62               --              --              --           5.92%
           All contract charges                              --                1        $    103            3.68%            --
AXA Premier VIP Core Bond
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $116.59               --              --              --           3.89%
           Highest contract charge 0.90% Class B (j)    $113.47               --              --              --           2.95%
           All contract charges                              --              433        $ 49,761            3.96%            --
    2003   Lowest contract charge 0.00% Class B (j)     $112.23               --              --              --           3.74%
           Highest contract charge 0.90% Class B (j)    $110.22               --              --              --           2.81%
           All contract charges                              --              339        $ 37,698            3.49%            --
    2002   Lowest contract charge 0.00% Class B (j)     $108.18               --              --              --           6.31%
           Highest contract charge 0.90% Class B (j)    $107.20               --              --              --           5.70%
           All contract charges                              --              211        $ 22,720            3.68%            --
AXA Premier VIP Health Care
---------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $145.63               --              --              --          12.41%
           Highest contract charge 0.60% Class A (t)    $114.04               --              --              --          11.73%
           All contract charges                              --               19        $  2,722            7.22%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
AXA Premier VIP Health Care (Continued)
---------------------------------------
    2003   Lowest contract charge 0.00% Class A (p)     $129.56             --                  --          --            28.45%
           Highest contract charge 0.60% Class A (t)    $102.07             --                  --          --            27.68%
           All contract charges                              --              7            $    876        1.59%              --
    2002   Lowest contract charge 0.00% Class A (p)     $100.86             --                  --          --            (2.89)%
           Highest contract charge 0.60% Class A (t)    $ 79.94             --                  --          --           (18.00)%
           All contract charges                              --             --                  --          --               --
AXA Premier VIP Health Care
---------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $115.02             --                  --          --           12.13%
           Highest contract charge 0.90% Class B (j)    $111.95             --                  --          --           11.12%
           All contract charges                              --            166            $ 18,806        7.22%             --
    2003   Lowest contract charge 0.00% Class B (j)     $102.58             --                  --          --           28.13%
           Highest contract charge 0.90% Class B (j)    $100.74             --                  --          --           26.99%
           All contract charges                              --            102            $ 10,414        1.59%             --
    2002   Lowest contract charge 0.00% Class B (j)     $ 80.06             --                  --          --          (13.07)%
           Highest contract charge 0.90% Class B (j)    $ 79.33             --                  --          --          (13.57)%
           All contract charges                               --             34            $  2,707          --              --
AXA Premier VIP High Yield
--------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $192.26             --                  --           --           8.94%
           Highest contract charge 0.90% Class A        $209.54             --                  --           --           7.96%
           All contract charges                              --            669            $186,819         6.83%            --
    2003   Lowest contract charge 0.00% Class A         $176.48             --                  --           --          22.87%
           Highest contract charge 0.90% Class A        $194.09             --                  --           --          21.77%
           All contract charges                              --            700            $188,085         6.31%            --
    2002   Lowest contract charge 0.00% Class A         $143.63             --                  --           --          (2.70)%
           Highest contract charge 0.90% Class A        $159.39             --                  --           --          (3.58)%
           All contract charges                              --            527            $115,345         9.16%            --
    2001   Lowest contract charge 0.00% Class A         $147.62             --                  --           --           0.95%
           Highest contract charge 0.90% Class A        $165.31             --                  --           --           0.03%
           All contract charges                              --            508            $116,138         9.74%            --
    2000   Lowest contract charge 0.00% Class A         $146.24             --                  --           --          (8.65)%
           Highest contract charge 0.90% Class A        $165.25             --                  --           --          (9.47)%
           All contract charges                              --            525            $119,390        10.46%            --
AXA Premier VIP High Yield
--------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $192.26             --                  --           --           8.94%
           Highest contract charge 0.90% Class B        $ 96.74             --                  --           --           7.69%
           All contract charges                              --            184            $ 18,240         6.83%            --
    2003   Lowest contract charge 0.60% Class B         $ 91.32             --                  --           --          21.82%
           Highest contract charge 0.90% Class B        $ 89.83             --                  --           --          21.46%
           All contract charges                              --            167            $ 15,250         6.31%            --
    2002   Lowest contract charge 0.60% Class B         $ 74.96             --                  --           --          (3.53)%
           Highest contract charge 0.90% Class B        $ 73.96             --                  --           --          (3.82)%
           All contract charges                              --            118            $  8,845         9.16%            --
    2001   Lowest contract charge 0.60% Class B         $ 77.70             --                  --           --           0.08%
           Highest contract charge 0.90% Class B        $ 76.90             --                  --           --          (0.22)%
           All contract charges                              --             61            $  4,740         9.74%            --
    2000   Lowest contract charge 0.60% Class B         $ 77.64             --                  --           --          (9.44)%
           Highest contract charge 0.90% Class B        $ 77.07             --                  --           --          (9.71)%
           All contract charges                              --             24            $  1,863        10.46%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
AXA Premier VIP International Equity
------------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $170.04             --                  --            --          18.21%
           Highest contract charge 0.60% Class A (t)    $126.08             --                  --            --          17.50%
           All contract charges                              --             24             $ 4,174          4.18%            --
    2003   Lowest contract charge 0.00% Class A (p)     $143.85             --                  --            --          34.54%
           Highest contract charge 0.60% Class A (t)    $107.30             --                  --            --          33.74%
           All contract charges                              --             38             $ 1,072          1.59%            --
    2002   Lowest contract charge 0.00% Class A (p)     $106.92             --                  --            --          (2.55)%
           Highest contract charge 0.60% Class A (t)    $ 80.23             --                  --            --         (19.36)%
           All contract charges                              --             --                  --            --             --
AXA Premier VIP International Equity
------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $162.44             --                  --            --          17.91%
           Highest contract charge 0.90% Class B (j)    $121.98             --                  --            --          16.84%
           All contract charges                              --            181             $22,409          4.18%            --
    2003   Lowest contract charge 0.00% Class B (j)     $137.77             --                  --            --          31.46%
           Highest contract charge 0.90% Class B (j)    $104.39             --                  --            --          33.12%
           All contract charges                              --             37             $ 3,975          1.59%            --
    2002   Lowest contract charge 0.60% Class B (j)     $ 78.66             --                  --            --         (21.16)%
           Highest contract charge 0.90% Class B (j)    $ 78.42             --                  --            --         (21.31)%
           All contract charges                              --              1             $    79            --             --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $149.32             --                  --            --           9.95%
           Highest contract charge 0.60% Class A (t)    $108.47             --                  --            --           9.29%
           All contract charges                              --             13             $ 1,907          5.78%            --
    2003   Lowest contract charge 0.00% Class A (p)     $135.81             --                  --            --          28.45%
           Highest contract charge 0.60% Class A (t)    $ 99.25             --                  --            --          27.69%
           All contract charges                              --              6             $   850          0.49%            --
    2002   Lowest contract charge 0.00% Class A (p)     $105.73             --                  --            --          (3.82)%
           Highest contract charge 0.60% Class A (t)    $ 77.73             --                  --          0.17%        (19.20)%
           All contract charges                              --             --                  --            --             --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $135.37             --                  --            --           9.67%
           Highest contract charge 0.90% Class B (j)    $105.95             --                  --            --           8.69%
           All contract charges                              --             20             $ 2,245          5.78%            --
    2003   Lowest contract charge 0.00% Class B (j)     $123.43             --                  --            --          18.81%
           Highest contract charge 0.90% Class B (j)    $ 97.48             --                  --            --          26.98%
           All contract charges                              --             12             $ 1,276          0.49%            --
    2002   Lowest contract charge 0.60% Class B (j)     $ 77.00             --                  --            --         (16.99)%
           Highest contract charge 0.90% Class B (j)    $ 76.77             --                  --          0.17%        (17.15)%
           All contract charges                              --             --                  --            --             --
AXA Premier VIP Large Cap Growth
--------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $144.24             --                  --            --           6.93%
           Highest contract charge 0.60% Class A (t)    $ 99.99             --                  --            --           6.29%
           All contract charges                              --             24             $ 3,359            --             --
    2003   Lowest contract charge 0.00% Class A (p)     $134.89             --                  --            --          30.95%
           Highest contract charge 0.60% Class A (t)    $ 94.07             --                  --            --          30.17%
           All contract charges                              --             10             $ 1,200            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $103.01             --                  --            --          (6.22)%
           Highest contract charge 0.60% Class A (t)    $ 72.27             --                  --            --         (23.59)%
           All contract charges                              --             --                  --            --             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Growth
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $130.68             --                  --            --            6.66%
           Highest contract charge 0.90% Class B (j)    $ 93.28             --                  --            --            5.70%
           All contract charges                              --             86             $ 8,182            --              --
    2003   Lowest contract charge 0.00% Class B (j)     $122.51             --                  --            --           18.93%
           Highest contract charge 0.90% Class B (j)    $ 88.25             --                  --            --           29.45%
           All contract charges                              --             60             $ 5,341            --              --
    2002   Lowest contract charge 0.60% Class B (j)     $ 68.38             --                  --            --          (18.92)%
           Highest contract charge 0.90% Class B (j)    $ 68.17             --                  --            --          (19.08)%
           All contract charges                              --              2             $   137            --              --
AXA Premier VIP Large Cap Value
-------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $158.60             --                  --            --           14.71%
           Highest contract charge 0.60% Class A (t)    $118.01             --                  --            --           14.02%
           All contract charges                              --             16             $ 2,388          9.79%             --
    2003   Lowest contract charge 0.00% Class A (p)     $138.26             --                  --            --           31.43%
           Highest contract charge 0.60% Class A (t)    $103.50             --                  --            --           30.63%
           All contract charges                              --              5             $   715          4.22%             --
    2002   Lowest contract charge 0.00% Class A (p)     $105.20             --                  --            --           (2.51)%
           Highest contract charge 0.60% Class A (t)    $ 79.23             --                  --            --          (19.39)%
           All contract charges                              --             --                  --            --              --
AXA Premier VIP Large Cap Value
-------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $146.01             --                  --            --           14.43%
           Highest contract charge 0.90% Class B (j)    $117.02             --                  --            --           13.40%
           All contract charges                              --             70             $ 8,274          9.79%             --
    2003   Lowest contract charge 0.00% Class B (j)     $127.60             --                  --            --           23.26%
           Highest contract charge 0.90% Class B (j)    $103.20             --                  --            --           29.91%
           All contract charges                              --             25             $ 2,607          4.22%             --
    2002   Lowest contract charge 0.60% Class B (j)     $ 79.68             --                  --            --          (18.89)%
           Highest contract charge 0.90% Class B (j)    $ 79.44             --                  --            --          (19.04)%
           All contract charges                              --              3             $   239            --              --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $169.69             --                  --            --           12.01%
           Highest contract charge 0.60% Class A (t)    $101.88             --                  --            --           11.34%
           All contract charges                              --             30             $ 5,044          1.84%             --
    2003   Lowest contract charge 0.00% Class A (p)     $151.50             --                  --            --           40.59%
           Highest contract charge 0.60% Class A (t)    $ 91.50             --                  --            --           39.74%
           All contract charges                              --             12             $ 1,846          3.55%             --
    2002   Lowest contract charge 0.00% Class A (p)     $107.76             --                  --            --           (2.66)%
           Highest contract charge 0.60% Class A (t)    $ 65.48             --                  --            --          (32.36)%
           All contract charges                              --             --                  --            --              --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $152.51             --                  --            --           11.73%
           Highest contract charge 0.90% Class B (j)    $ 95.83             --                  --            --           10.72%
           All contract charges                              --            171             $16,710          1.84%             --
    2003   Lowest contract charge 0.00% Class B (j)     $136.50             --                  --            --           30.62%
           Highest contract charge 0.90% Class B (j)    $ 86.54             --                  --            --           38.98%
           All contract charges                              --             72             $ 6,372          3.55%             --
    2002   Lowest contract charge 0.60% Class B (j)     $ 62.46             --                  --            --          (27.15)%
           Highest contract charge 0.90% Class B (j)    $ 62.27             --                  --            --          (27.29)%
           All contract charges                              --              1             $    62            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $181.48             --                  --            --         15.48%
           Highest contract charge 0.60% Class A (t)    $118.35             --                  --            --         14.79%
           All contract charges                              --             22             $ 3,851          6.20%           --
    2003   Lowest contract charge 0.00% Class A (p)     $157.16             --                  --            --         40.96%
           Highest contract charge 0.60% Class A (t)    $103.10             --                  --            --         40.12%
           All contract charges                              --              9             $ 1,387          0.93%           --
    2002   Lowest contract charge 0.00% Class A (p)     $111.49             --                  --            --          0.42%
           Highest contract charge 0.60% Class A (t)    $ 73.58             --                  --            --        (24.92)%
           All contract charges                              --             --                  --            --            --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $120.99             --                  --            --         15.19%
           Highest contract charge 0.90% Class B (j)    $117.75             --                  --            --         14.15%
           All contract charges                              --            327             $38,894          6.20%           --
    2003   Lowest contract charge 0.00% Class B (j)     $105.03             --                  --            --         40.60%
           Highest contract charge 0.90% Class B (j)    $103.15             --                  --            --         39.34%
           All contract charges                              --            228             $23,677          0.93%           --
    2002   Lowest contract charge 0.00% Class B (j)     $ 74.70             --                  --            --        (23.23)%
           Highest contract charge 0.90% Class B (j)    $ 74.03             --                  --            --        (23.68)%
           All contract charges                              --             89             $ 6,610            --            --
AXA Premier VIP Technology
--------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $186.28             --                  --            --          5.24%
           Highest contract charge 0.60% Class A (t)    $102.33             --                  --            --          4.61%
           All contract charges                              --             19             $ 3,396          1.09%           --
    2003   Lowest contract charge 0.00% Class A (p)     $177.01             --                  --            --         58.06%
           Highest contract charge 0.60% Class A (t)    $ 97.82             --                  --            --         57.09%
           All contract charges                              --              6             $   966          7.16%           --
    2002   Lowest contract charge 0.00% Class A (p)     $111.99             --                  --            --         (5.67)%
           Highest contract charge 0.60% Class A (t)    $ 62.27             --                  --            --        (33.60)%
           All contract charges                              --             --                  --            --            --
AXA Premier VIP Technology (x)
------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $154.13             --                  --            --          4.99%
           Highest contract charge 0.90% Class B (j)    $ 92.46             --                  --            --          4.04%
           All contract charges                              --            645             $62,809          1.09%           --
    2003   Lowest contract charge 0.00% Class B (j)     $146.81             --                  --            --         38.51%
           Highest contract charge 0.90% Class B (j)    $ 88.87             --                  --            --         56.21%
           All contract charges                              --             80             $ 7,246          7.16%           --
    2002   Lowest contract charge 0.60% Class B (j)     $ 57.06             --                  --            --        (28.04)%
           Highest contract charge 0.90% Class B (j)    $ 56.89             --                  --            --        (28.17)%
           All contract charges                              --              1             $    57            --            --
Davis Value
-----------
           Unit Value 0.60%*
    2004   Lowest contract charge 0.60% Class A (o)     $127.96             --                  --            --         11.66%
           Highest contract charge 0.60% Class A (o)    $127.96             --                  --            --         11.66%
           All contract charges                              --              3             $   392          0.42%           --
    2003   Lowest contract charge 0.60% Class A (o)     $114.61             --                  --            --         28.97%
           Highest contract charge 0.60% Class A (o)    $114.61             --                  --            --         28.97%
           All contract charges                              --              2             $   254          1.31%           --
    2002   Lowest contract charge 0.60% Class A (o)     $ 88.86             --                  --            --          5.03%
           Highest contract charge 0.60% Class A (o)    $ 88.86             --                  --            --          5.03%
           All contract charges                              --             --                  --          1.14%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Common Stock
------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $305.25              --                   --          --           14.40%
           Highest contract charge 0.90% Class A        $349.40              --                   --          --           13.37%
           All contract charges                              --           3,493           $2,281,558        1.21%             --
    2003   Lowest contract charge 0.00% Class A         $266.82              --                   --          --           49.93%
           Highest contract charge 0.90% Class A        $308.18              --                   --          --           48.58%
           All contract charges                              --           3,597           $2,096,424        1.44%             --
    2002   Lowest contract charge 0.00% Class A         $177.96              --                   --          --          (28.69)%
           Highest contract charge 0.90% Class A        $207.42              --                   --          --          (29.33)%
           All contract charges                              --           3,745           $1,481,165        0.05%             --
    2001   Lowest contract charge 0.00% Class A         $266.27              --                   --          --          (24.98)%
           Highest contract charge 0.90% Class A        $313.16              --                   --          --          (25.66)%
           All contract charges                              --           4,121           $2,468,008        2.37%             --
    2000   Lowest contract charge 0.00% Class A         $297.57              --                   --          --          (13.13)%
           Highest contract charge 0.90% Class A        $353.18              --                   --          --          (13.91)%
           All contract charges                              --           4,224           $2,885,290        0.61%             --
EQ/Alliance Common Stock
------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $ 97.01              --                   --          --           14.12%
           Highest contract charge 0.90% Class B        $110.84              --                   --          --           13.09%
           All contract charges                              --           1,785           $  201,729        1.21%             --
    2003   Lowest contract charge 0.60% Class B         $ 99.63              --                   --          --           49.93%
           Highest contract charge 0.90% Class B        $ 98.01              --                   --          --           48.20%
           All contract charges                              --           1,659           $  165,489        1.44%             --
    2002   Lowest contract charge 0.60% Class B         $ 67.02              --                   --          --          (33.77)%
           Highest contract charge 0.90% Class B        $ 66.13              --                   --          --          (33.93)%
           All contract charges                              --           1,424           $   95,436        0.05%             --
    2001   Lowest contract charge 0.60% Class B         $101.14              --                   --          --          (10.52)%
           Highest contract charge 0.90% Class B        $100.09              --                   --          --          (11.33)%
           All contract charges                                           1,055           $  106,703        2.37%             --
    2000   Lowest contract charge 0.60% Class B         $114.00              --                   --          --          (14.03)%
           Highest contract charge 0.90% Class B        $113.16              --                   --          --          (14.80)%
           All contract charges                              --             565           $   64,410        0.61%             --
EQ/Alliance Growth and Income
-----------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $339.60              --                   --          --           12.67%
           Highest contract charge 0.90% Class A        $303.47              --                   --          --           11.66%
           All contract charges                              --           1,187           $  376,519        1.67%             --
    2003   Lowest contract charge 0.00% Class A         $301.40              --                   --          --           30.75%
           Highest contract charge 0.90% Class A        $271.78              --                   --          --           29.58%
           All contract charges                              --           1,197           $  338,204        1.13%             --
    2002   Lowest contract charge 0.00% Class A         $230.51              --                   --          --          (21.07)%
           Highest contract charge 0.90% Class A        $209.75              --                   --          --          (21.78)%
           All contract charges                              --           1,220           $  264,369        1.43%             --
    2001   Lowest contract charge 0.00% Class A         $292.03              --                   --          --           (1.29)%
           Highest contract charge 0.90% Class A        $268.14              --                   --          --           (2.18)%
           All contract charges                              --           1,203           $  332,135        1.03%             --
    2000   Lowest contract charge 0.00% Class A         $295.84              --                   --          --            8.95%
           Highest contract charge 0.90% Class A        $274.12              --                   --          --            7.98%
           All contract charges                              --             982           $  276,226        0.94%             --
EQ/Alliance Growth and Income
-----------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $128.71              --                   --          --           12.39%
           Highest contract charge 0.90% Class B (j)    $144.35              --                   --          --           11.38%
           All contract charges                              --             885           $  112,747        1.67%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Growth and Income (Continued)
-----------------------------------------
    2003   Lowest contract charge 0.60% Class B         $114.06              --                 --          --           29.65%
           Highest contract charge 0.90% Class B (j)    $129.60              --                 --          --           29.25%
           All contract charges                              --             805           $ 91,876        1.13%             --
    2002   Lowest contract charge 0.60% Class B         $ 87.98              --                 --          --          (21.74)%
           Highest contract charge 0.90% Class B (j)    $100.27              --                 --          --          (18.59)%
           All contract charges                              --             684           $ 60,178        1.43%             --
    2001   Lowest contract charge 0.60% Class B         $112.42              --                 --          --           (2.13)%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --              --
           All contract charges                              --             431           $ 48,453        1.03%             --
    2000   Lowest contract charge 0.60% Class B         $114.87              --                 --          --            8.03%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --              --
           All contract charges                              --             158           $ 18,149        0.94%             --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $183.09              --                 --          --            2.19%
           Highest contract charge 0.90% Class A        $174.64              --                 --          --            1.28%
           All contract charges                              --             690           $135,775        2.98%             --
    2003   Lowest contract charge 0.60% Class A         $179.15              --                 --          --            2.40%
           Highest contract charge 0.90% Class A        $172.44              --                 --          --            1.47%
           All contract charges                              --             828           $160,867        4.11%             --
    2002   Lowest contract charge 0.60% Class A         $174.96              --                 --          --            8.86%
           Highest contract charge 0.90% Class A        $169.94              --                 --          --            7.88%
           All contract charges                              --             925           $177,235        5.01%             --
    2001   Lowest contract charge 0.60% Class A         $160.72              --                 --          --            8.16%
           Highest contract charge 0.90% Class A        $157.52              --                 --          --            7.18%
           All contract charges                              --             645           $113,408        4.25%             --
    2000   Lowest contract charge 0.60% Class A         $148.60              --                 --          --            9.17%
           Highest contract charge 0.90% Class A        $146.97              --                 --          --            8.19%
           All contract charges                              --             431           $ 71,579        5.48%             --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $133.80              --                 --          --            1.94%
           Highest contract charge 0.90% Class B (j)    $129.91              --                 --          --            1.02%
           All contract charges                              --             224           $ 28,912        2.98%             --
    2003   Lowest contract charge 0.60% Class B         $179.15              --                 --          --            2.40%
           Highest contract charge 0.90% Class B (j)    $128.60              --                 --          --            1.22%
           All contract charges                              --             239           $ 30,873        4.11%             --
    2002   Lowest contract charge 0.60% Class B         $125.69              --                 --          --            7.93%
           Highest contract charge 0.90% Class B (j)    $127.05              --                 --          --           63.98%
           All contract charges                              --             205           $ 25,766        5.01%             --
    2001   Lowest contract charge 0.60% Class B         $116.45              --                 --          --            7.24%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --              --
           All contract charges                              --              79           $  9,200        4.25%             --
    2000   Lowest contract charge 0.60% Class B         $108.59              --                 --          --            8.24%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --              --
           All contract charges                              --              30           $  3,258        5.48%             --
EQ/Alliance International (r)(u)
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $154.89              --                 --          --           18.47%
           Highest contract charge 0.90% Class A        $141.83              --                 --          --           17.40%
           All contract charges                              --           3,521           $515,982        2.12%             --
    2003   Lowest contract charge 0.00% Class A         $130.75              --                 --          --           35.43%
           Highest contract charge 0.90% Class A        $120.80              --                 --          --           34.21%
           All contract charges                              --           3,678           $457,336        1.67%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance International (r)(u) (Continued)
--------------------------------------------
    2002   Lowest contract charge 0.00% Class A         $ 96.54               --                 --        --               (9.91)%
           Highest contract charge 0.90% Class A        $ 90.01               --                 --        --              (10.72)%
           All contract charges                              --            3,879           $357,984        --                  --
    2001   Lowest contract charge 0.00% Class A         $107.16               --                 --        --              (22.87)%
           Highest contract charge 0.90% Class A        $100.82               --                 --        --              (23.57)%
           All contract charges                                              493           $ 50,925      1.61%                 --
    2000   Lowest contract charge 0.00% Class A         $138.93               --                 --        --              (22.77)%
           Highest contract charge 0.90% Class A        $131.90               --                 --        --              (23.72)%
           All contract charges                              --              510           $ 68,706      0.45%                 --
EQ/Alliance International (r)(u)
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $107.60               --                 --        --               18.17%
           Highest contract charge 0.90% Class B (j)    $106.24               --                 --        --               17.11%
           All contract charges                              --              511           $ 56,460      2.12%                 --
    2003   Lowest contract charge 0.60% Class B         $ 93.97               --                 --        --               34.36%
           Highest contract charge 0.90% Class B (j)    $ 90.72               --                 --        --               33.96%
           All contract charges                              --              464           $ 43,571      1.67%                 --
    2002   Lowest contract charge 0.60% Class B         $ 69.94               --                 --        --              (10.65)%
           Highest contract charge 0.90% Class B (j)    $ 67.72               --                 --        --              (15.96)%
           All contract charges                              --              381           $ 26,647        --                  --
    2001   Lowest contract charge 0.60% Class B         $ 78.27               --                 --        --              (23.77)%
           Highest contract charge 0.90% Class B (j)         --               --                 --        --                  --
           All contract charges                              --               61           $  4,774      1.61%                 --
    2000   Lowest contract charge 0.60% Class B         $102.67               --                 --        --              (23.61)%
           Highest contract charge 0.90% Class B (j)         --               --                 --        --                  --
           All contract charges                              --               34           $  3,491      0.45%                 --
EQ/Alliance Premier Growth
--------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $134.65               --                 --        --                8.66%
           Highest contract charge 0.60% Class A (t)    $ 96.37               --                 --        --                8.00%
           All contract charges                              --               15           $  2,066        --                  --
    2003   Lowest contract charge 0.00% Class A (p)     $123.92               --                 --        --               23.50%
           Highest contract charge 0.60% Class A (t)    $ 89.23               --                 --        --               22.76%
           All contract charges                              --                8           $    953        --                  --
    2002   Lowest contract charge 0.00% Class A (p)     $100.34               --                 --        --               (9.22)%
           Highest contract charge 0.60% Class A (t)    $ 72.69               --                 --        --              (24.09)%
           All contract charges                              --               --                 --        --                  --
EQ/Alliance Premier Growth
--------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $ 68.20               --                 --        --                8.38%
           Highest contract charge 0.90% Class B        $ 64.84               --                 --        --                7.41%
           All contract charges                              --            1,445           $ 95,487        --                  --
    2003   Lowest contract charge 0.00% Class B         $ 62.92               --                 --        --               23.18%
           Highest contract charge 0.90% Class B        $ 60.37               --                 --        --               22.08%
           All contract charges                              --            1,544           $ 94,657        --                  --
    2002   Lowest contract charge 0.00% Class B         $ 51.08               --                 --        --              (31.15)%
           Highest contract charge 0.90% Class B        $ 49.45               --                 --        --              (31.77)%
           All contract charges                              --            1,555           $ 77,814        --                  --
    2001   Lowest contract charge 0.00% Class B         $ 74.19               --                 --        --              (23.96)%
           Highest contract charge 0.90% Class B        $ 72.48               --                 --        --              (24.65)%
           All contract charges                              --            1,549           $113,224        --                  --
    2000   Lowest contract charge 0.00% Class B         $ 97.57               --                 --        --              (18.34)%
           Highest contract charge 0.90% Class B        $ 96.19               --                 --        --              (19.12)%
           All contract charges                              --            4,242           $410,042      0.93%                 --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Quality Bond
------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $201.85              --                 --          --              4.01%
           Highest contract charge 0.90% Class A        $171.99              --                 --          --              3.07%
           All contract charges                              --             594           $109,740        4.00%               --
    2003   Lowest contract charge 0.00% Class A         $194.07              --                 --          --              3.80%
           Highest contract charge 0.90% Class A        $166.87              --                 --          --              2.86%
           All contract charges                              --             745           $132,868        3.04%               --
    2002   Lowest contract charge 0.00% Class A         $186.96              --                 --          --              7.94%
           Highest contract charge 0.90% Class A        $162.22              --                 --          --              6.98%
           All contract charges                              --             836           $144,632        4.07 %              --
    2001   Lowest contract charge 0.00% Class A         $173.20              --                 --          --              8.29%
           Highest contract charge 0.90% Class A        $151.64              --                 --          --              7.31%
           All contract charges                              --             835           $134,227        3.06 %              --
    2000   Lowest contract charge 0.00% Class A         $159.94              --                 --          --             11.48%
           Highest contract charge 0.90% Class A        $141.31              --                 --          --             10.48%
           All contract charges                              --           3,123           $453,776        7.32 %              --
EQ/Alliance Quality Bond
------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $138.48              --                 --          --              3.75%
           Highest contract charge 0.90% Class B (j)    $133.32              --                 --          --              2.81%
           All contract charges                              --             235           $ 31,367        4.00%               --
    2003   Lowest contract charge 0.60% Class B         $129.57              --                 --          --              2.91%
           Highest contract charge 0.90% Class B (j)    $129.67              --                 --          --              2.61%
           All contract charges                              --             222           $ 28,789        3.04%               --
    2002   Lowest contract charge 0.60% Class B         $125.90              --                 --          --              7.03%
           Highest contract charge 0.90% Class B (j)    $126.38              --                 --          --              6.45%
           All contract charges                              --             189           $ 23,795        4.07%               --
    2001   Lowest contract charge 0.60% Class B         $117.63              --                 --          --              7.36%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --                --
           All contract charges                              --              92           $ 10,822        3.06%               --
    2000   Lowest contract charge 0.60% Class B         $109.56              --                 --          --             10.62%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --                --
           All contract charges                              --              17           $  1,863        7.32%               --
EQ/Alliance Small Cap Growth (n)
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $173.61              --                 --          --             14.27%
           Highest contract charge 0.90% Class A        $161.98              --                 --          --             13.24%
           All contract charges                              --             913           $152,710          --                --
    2003   Lowest contract charge 0.00% Class A         $151.93              --                 --          --             41.28%
           Highest contract charge 0.90% Class A        $143.04              --                 --          --             40.01%
           All contract charges                              --             928           $136,195          --                --
    2002   Lowest contract charge 0.00% Class A         $107.54              --                 --          --            (30.08)%
           Highest contract charge 0.90% Class A        $102.16              --                 --          --            (30.71)%
           All contract charges                              --             879           $ 91,735          --                --
    2001   Lowest contract charge 0.00% Class A         $153.80              --                 --          --            (13.02)%
           Highest contract charge 0.90% Class A        $147.44              --                 --          --            (13.80)%
           All contract charges                              --             838           $125,725        1.04%               --
    2000   Lowest contract charge 0.00% Class A         $176.81              --                 --          --             13.98%
           Highest contract charge 0.90% Class A        $171.05              --                 --          --             12.96%
           All contract charges                              --             817           $141,665          --                --
EQ/Alliance Small Cap Growth (n)
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $129.95              --                 --          --             13.98%
           Highest contract charge 0.90% Class B        $122.60              --                 --          --             12.96%
           All contract charges                              --             408           $ 51,074          --                --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (n) (Continued)
--------------------------------------------
    2003  Lowest contract charge 0.00% Class B          $114.01              --                 --            --           40.93%
          Highest contract charge 0.90% Class B         $108.53              --                 --            --           39.67%
          All contract charges                               --             384           $ 42,360            --              --
    2002  Lowest contract charge 0.60% Class B          $ 78.76              --                 --            --          (30.66)%
          Highest contract charge 0.90% Class B         $ 77.71              --                 --            --          (30.87)%
          All contract charges                               --             312           $ 24,573            --              --
    2001  Lowest contract charge 0.60% Class B          $113.58              --                 --            --          (13.76)%
          Highest contract charge 0.90% Class B         $112.41              --                 --            --          (14.02)%
          All contract charges                               --             185           $ 21,012          1.04%             --
    2000  Lowest contract charge 0.60% Class B          $131.71              --                 --            --           12.97%
          Highest contract charge 0.90% Class B         $130.74              --                 --            --           12.63%
          All contract charges                               --              71           $  9,351            --              --
EQ/Bernstein Diversified Value (f)
----------------------------------
          Unit Value 0.00% to 0.60%*
    2004  Lowest contract charge 0.00% Class A (p)      $161.68              --                 --            --           13.73%
          Highest contract charge 0.60% Class A (t)     $119.95              --                 --            --           13.04%
          All contract charges                               --              74           $ 11,738          2.14%             --
    2003  Lowest contract charge 0.00% Class A (p)      $142.16              --                 --            --           29.06%
          Highest contract charge 0.60% Class A (t)     $106.11              --                 --            --           28.29%
          All contract charges                               --              28           $  3,921          1.15%             --
    2002  Lowest contract charge 0.00% Class A (p)      $110.15              --                 --            --           (0.72)%
          Highest contract charge 0.60% Class A (t)     $ 82.71              --                 --            --          (16.40)%
          All contract charges                               --               1           $     83          1.53%             --
EQ/Bernstein Diversified Value (f)
----------------------------------
          Unit Value 0.00% to 0.90%*
    2004  Lowest contract charge 0.00% Class B (e)      $122.91              --                 --            --           13.44%
          Highest contract charge 0.90% Class B (e)     $135.18              --                 --            --           12.42%
          All contract charges                               --           1,425           $191,881          2.14%             --
    2003  Lowest contract charge 0.00% Class B (e)      $108.34              --                 --            --           28.73%
          Highest contract charge 0.90% Class B (e)     $120.24              --                 --            --           27.58%
          All contract charges                               --           1,337           $159,330          1.15%             --
    2002  Lowest contract charge 0.00% Class B (e)      $ 84.16              --                 --            --          (13.64)%
          Highest contract charge 0.90% Class B (e)     $ 94.25              --                 --            --          (14.41)%
          All contract charges                               --           1,168           $108,579          1.53%             --
    2001  Lowest contract charge 0.00% Class B (e)      $ 97.45              --                 --            --           (0.92)%
          Highest contract charge 0.90% Class B (e)     $110.12              --                 --            --           (2.09)%
          All contract charges                               --             763           $ 82,335          1.39%             --
    2000  Lowest contract charge 0.60% Class B          $108.58              --                 --            --           (2.55)%
          Highest contract charge 0.60% Class B         $108.58              --                 --            --           (2.55)%
          All contract charges                               --               5           $    497          2.16%             --
EQ/Calvert Socially Responsible
-------------------------------
          Unit Value 0.00%*
    2004  Lowest contract charge 0.00% Class A (p)      $137.01              --                 --            --            3.85%
          Highest contract charge 0.00% Class A (p)     $137.01              --                 --            --            3.85%
          All contract charges                               --              --                 --            --              --
    2003  Lowest contract charge 0.00% Class A (p)      $131.93              --                 --            --           28.26%
          Highest contract charge 0.00% Class A (p)     $131.93              --                 --            --           28.26%
          All contract charges                               --               2           $      2            --              --
    2002  Lowest contract charge 0.00% Class A (p)      $102.86              --                 --            --           (4.27)%
          Highest contract charge 0.00% Class A (p)     $102.86              --                 --            --           (4.27)%
          All contract charges                               --              --                 --            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Calvert Socially Responsible
-------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $ 87.31              --                 --             --            3.59%
           Highest contract charge 0.90% Class B (j)    $ 83.16              --                 --             --            2.66%
           All contract charges                              --              --             $   11             --              --
    2003   Lowest contract charge 0.60% Class B (j)     $ 82.09              --                 --             --           27.19%
           Highest contract charge 0.90% Class B (j)    $ 81.01              --                 --             --           26.79%
           All contract charges                              --              --                 --             --              --
    2002   Lowest contract charge 0.60% Class B (j)     $ 64.54              --                 --             --          (19.40)%
           Highest contract charge 0.90% Class B (j)    $ 63.89              --                 --             --          (19.56)%
           All contract charges                              --              --                 --             --              --
EQ/Capital Guardian Growth
--------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class A (p)     $134.73              --                 --             --            5.80%
           Highest contract charge 0.00% Class A (p)    $134.73              --                 --             --            5.80%
           All contract charges                              --              --             $   59           0.53%             --
    2003   Lowest contract charge 0.00% Class A (p)     $127.35              --                 --             --           24.27%
           Highest contract charge 0.00% Class A (p)    $127.35              --                 --             --           24.27%
           All contract charges                              --              --             $   54           0.13%             --
    2002   Lowest contract charge 0.00% Class A (p)     $102.48              --                 --             --           (5.60)%
           Highest contract charge 0.00% Class A (p)    $102.48              --                 --             --           (5.60)%
           All contract charges                              --              --                 --           0.13%             --
EQ/Capital Guardian Growth
--------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (p)     $ 73.72              --                 --             --            5.53%
           Highest contract charge 0.90% Class B        $ 80.54              --                 --             --            4.58%
           All contract charges                              --              23             $1,801           0.53%             --
    2003   Lowest contract charge 0.60% Class B (p)     $ 68.73              --                 --             --           23.22%
           Highest contract charge 0.90% Class B        $ 77.01              --                 --             --           22.85%
           All contract charges                              --              25             $1,886           0.13%             --
    2002   Lowest contract charge 0.60% Class B (p)     $ 55.78              --                 --             --          (26.79)%
           Highest contract charge 0.90% Class B        $ 62.69              --                 --             --          (27.01)%
           All contract charges                              --              22             $1,359           0.13%             --
    2001   Lowest contract charge 0.60% Class B         $ 76.19              --                 --             --          (24.91)%
           Highest contract charge 0.90% Class B        $ 85.89              --                 --             --          (25.14)%
           All contract charges                              --              17             $1,333             --              --
    2000   Lowest contract charge 0.60% Class B         $101.47              --                 --             --          (18.27)%
           Highest contract charge 0.90% Class B        $114.73              --                 --             --          (18.51)%
           All contract charges                              --               7             $  781           1.03%             --
EQ/Capital Guardian International
---------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $161.71              --                 --             --           13.90%
           Highest contract charge 0.60% Class A (t)    $124.87              --                 --             --           13.22%
           All contract charges                              --               3             $  287           1.54%             --
    2003   Lowest contract charge 0.00% Class A (p)     $141.97              --                 --             --           32.95%
           Highest contract charge 0.60% Class A (t)    $110.29              --                 --             --           32.15%
           All contract charges                              --               1             $  208           0.99%             --
    2002   Lowest contract charge 0.00% Class A (p)     $106.79              --                 --             --           (1.90)%
           Highest contract charge 0.60% Class A (t)    $ 83.46              --                 --             --          (15.60)%
           All contract charges                              --              --                 --           1.71%             --
EQ/Capital Guardian International
---------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $106.66              --                 --             --           13.61%
           Highest contract charge 0.90% Class B        $101.31              --                 --             --           12.59%
           All contract charges                              --              31             $3,240           1.54%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian International (Continued)
---------------------------------------------
    2003   Lowest contract charge 0.60% Class B         $ 91.17              --                  --            --           31.82%
           Highest contract charge 0.90% Class B        $ 89.98              --                  --            --           31.43%
           All contract charges                              --              26             $ 2,330          0.99%             --
    2002   Lowest contract charge 0.60% Class B         $ 69.16              --                  --            --          (15.56)%
           Highest contract charge 0.90% Class B        $ 68.46              --                  --            --          (15.81)%
           All contract charges                              --              19             $ 1,314          1.71%             --
    2001   Lowest contract charge 0.60% Class B         $ 81.90              --                  --            --          (21.36)%
           Highest contract charge 0.90% Class B        $ 81.32              --                  --            --          (21.60)%
           All contract charges                              --               9             $   737          1.87%             --
    2000   Lowest contract charge 0.60% Class B         $104.15              --                  --            --          (19.58)%
           Highest contract charge 0.90% Class B        $103.73              --                  --            --          (19.82)%
           All contract charges                              --               4             $   417          0.66%             --
EQ/Capital Guardian Research (q)
--------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $159.34              --                  --            --           11.18%
           Highest contract charge 0.60% Class A (t)    $108.01              --                  --            --           10.52%
           All contract charges                              --               3             $   305          0.64%             --
    2003   Lowest contract charge 0.00% Class A (p)     $143.32              --                  --            --           31.55%
           Highest contract charge 0.60% Class A (t)    $ 97.73              --                  --            --           30.78%
           All contract charges                              --               1             $   111          0.37%             --
    2002   Lowest contract charge 0.00% Class A (p)     $108.94              --                  --            --           (2.26)%
           Highest contract charge 0.60% Class A (t)    $ 74.73              --                  --          0.37%         (22.93)%
           All contract charges                              --              --                  --            --              --
EQ/Capital Guardian Research (q)
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $123.17              --                  --            --           10.90%
           Highest contract charge 0.90% Class B        $117.36              --                  --            --            9.91%
           All contract charges                              --             685             $82,149          0.64%             --
    2003   Lowest contract charge 0.00% Class B         $111.06              --                  --            --           31.49%
           Highest contract charge 0.90% Class B        $106.79              --                  --            --           30.31%
           All contract charges                              --             696             $75,658          0.37%             --
    2002   Lowest contract charge 0.00% Class B         $ 84.46              --                  --            --          (24.66)%
           Highest contract charge 0.90% Class B        $ 81.95              --                  --            --          (25.34)%
           All contract charges                              --             633             $52,561          0.37%             --
    2001   Lowest contract charge 0.00% Class B         $112.11              --                  --            --           (2.02)%
           Highest contract charge 0.90% Class B        $109.77              --                  --            --           (2.90)%
           All contract charges                              --              73             $ 8,107          0.26%             --
    2000   Lowest contract charge 0.00% Class B         $114.42              --                  --            --            5.92%
           Highest contract charge 0.90% Class B        $113.05              --                  --            --            5.07%
           All contract charges                              --              26             $ 2,960          2.11%             --
EQ/Capital Guardian U.S. Equity (m)
-----------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $167.47              --                  --            --            9.60%
           Highest contract charge 0.60% Class A (t)    $112.42              --                  --            --            8.94%
           All contract charges                              --              25             $ 4,035          0.51%             --
    2003   Lowest contract charge 0.00% Class A (p)     $152.80              --                  --            --           36.72%
           Highest contract charge 0.60% Class A (t)    $103.19              --                  --            --           35.91%
           All contract charges                              --               9             $ 1,254          0.25%             --
    2002   Lowest contract charge 0.00% Class A (p)     $111.76              --                  --            --           (1.73)%
           Highest contract charge 0.60% Class A (t)    $ 75.92              --                  --            --          (22.22)%
           All contract charges                              --              --                  --          0.54%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian U.S. Equity (m)
-----------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $119.65             --                  --            --          9.33%
           Highest contract charge 0.90% Class B        $114.01             --                  --            --          8.34%
           All contract charges                              --            500            $ 58,176          0.51%           --
    2003   Lowest contract charge 0.00% Class B         $109.44             --                  --            --         36.39%
           Highest contract charge 0.90% Class B        $105.23             --                  --            --         35.16%
           All contract charges                              --            451            $ 48,198          0.25%           --
    2002   Lowest contract charge 0.00% Class B         $ 80.24             --                  --            --        (23.67)%
           Highest contract charge 0.90% Class B        $ 77.86             --                  --            --        (24.36)%
           All contract charges                              --            309            $ 24,342          0.54%           --
    2001   Lowest contract charge 0.00% Class B         $105.12             --                  --            --         (2.01)%
           Highest contract charge 0.90% Class B        $102.92             --                  --            --         (2.90)%
           All contract charges                              --             88            $  9,137          0.48%           --
    2000   Lowest contract charge 0.00% Class B         $107.27             --                  --            --          3.58%
           Highest contract charge 0.90% Class B        $105.99             --                  --            --          2.66%
           All contract charges                              --             19            $  2,025          2.75%           --
EQ/Emerging Markets Equity
--------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class A (p)     $215.81             --                  --            --         23.93%
           Highest contract charge 0.00% Class A (p)    $215.81             --                  --            --         23.93%
           All contract charges                              --             21            $  4,490          0.71%           --
    2003   Lowest contract charge 0.00% Class A (p)     $174.14             --                  --            --         56.30%
           Highest contract charge 0.00% Class A (p)    $174.14             --                  --            --         56.30%
           All contract charges                              --              5            $    912          0.60%           --
    2002   Lowest contract charge 0.00% Class A (p)     $111.41             --                  --            --          0.40%
           Highest contract charge 0.00% Class A (p)    $111.41             --                  --            --          0.40%
           All contract charges                              --             --                  --            --            --
EQ/Emerging Markets Equity
--------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $117.64             --                  --            --         23.68%
           Highest contract charge 0.90% Class B        $110.06             --                  --            --         22.57%
           All contract charges                              --            879            $100,718          0.71%           --
    2003   Lowest contract charge 0.00% Class B         $ 95.11             --                  --            --         55.92%
           Highest contract charge 0.90% Class B        $ 89.79             --                  --            --         54.52%
           All contract charges                              --            756            $ 70,156          0.60%           --
    2002   Lowest contract charge 0.00% Class B         $ 61.00             --                  --            --         (5.91)%
           Highest contract charge 0.90% Class B        $ 58.11             --                  --            --         (6.76)%
           All contract charges                              --            684            $ 40,948            --            --
    2001   Lowest contract charge 0.00% Class B         $ 64.83             --                  --            --         (5.15)%
           Highest contract charge 0.90% Class B        $ 62.32             --                  --            --         (6.01)%
           All contract charges                              --            574            $ 36,716            --            --
    2000   Lowest contract charge 0.00% Class B         $ 68.35             --                  --            --        (40.12)%
           Highest contract charge 0.90% Class B        $ 66.30             --                  --            --        (40.59)%
           All contract charges                              --            584            $ 39,503          7.80%           --
EQ\Enterprise Equity
--------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $111.55             --                  --            --         12.42%
           Highest contract charge 0.00% Class B (y)    $111.55             --                  --            --         12.42%
           All contract charges                              --             --            $      9            --            --
EQ\Enterprise Equity Income
---------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $107.29             --                  --            --          9.15%
           Highest contract charge 0.00% Class B (y)    $107.29             --                  --            --          9.15%
           All contract charges                              --             --            $     50          2.06%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ\Enterprise Growth
--------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $104.97              --                 --        --                8.03%
           Highest contract charge 0.00% Class B (y)    $104.97              --                 --        --                8.03%
           All contract charges                              --              --           $      3      0.29%                 --
EQ\Enterprise Growth and Income
-------------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $109.56              --                 --        --               11.78%
           Highest contract charge 0.00% Class B (y)    $109.56              --                 --        --               11.78%
           All contract charges                              --              --           $      6      1.75%                 --
EQ\Enterprise Small Company Growth
----------------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $114.93              --                 --        --               14.19%
           Highest contract charge 0.00% Class B (y)    $114.93              --                 --        --               14.19%
           All contract charges                              --              --           $      4        --                  --
EQ\Enterprise Small Company Value
---------------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $113.57              --                 --        --               13.62%
           Highest contract charge 0.00% Class B (y)    $113.57              --                 --        --               13.62%
           All contract charges                              --               1           $    138      9.13%                 --
EQ/Equity 500 Index (h)
-----------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $299.58              --                 --        --               10.51%
           Highest contract charge 0.90% Class A        $274.48              --                 --        --                9.51%
           All contract charges                              --           2,172           $619,922      1.66%                 --
    2003   Lowest contract charge 0.00% Class A         $271.10              --                 --        --               28.14%
           Highest contract charge 0.90% Class A        $250.64              --                 --        --               26.99%
           All contract charges                              --           2,240           $581,816      1.31%                 --
    2002   Lowest contract charge 0.00% Class A         $211.57              --                 --        --              (22.19)%
           Highest contract charge 0.90% Class A        $197.37              --                 --        --              (22.89)%
           All contract charges                              --           2,206           $448,827      1.17%                 --
    2001   Lowest contract charge 0.00% Class A         $271.91              --                 --        --              (11.94)%
           Highest contract charge 0.90% Class A        $255.97              --                 --        --              (12.74)%
           All contract charges                              --           2,153           $565,538      1.04%                 --
    2000   Lowest contract charge 0.00% Class A         $308.78              --                 --        --              ( 9.58)%
           Highest contract charge 0.90% Class A        $293.34              --                 --        --              (10.39)%
           All contract charges                              --           2,097           $628,870      0.64%                 --
EQ/Equity 500 Index (h)
-----------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00%(2) Class B      $ 92.28              --                 --        --               10.23%
           Highest contract charge 0.90% Class B (b)    $104.03              --                 --        --                9.24%
           All contract charges                              --           1,115           $102,792      1.66%                 --
    2003   Lowest contract charge 0.60% Class B         $ 84.13              --                 --        --               27.05%
           Highest contract charge 0.90% Class B (b)    $ 95.23              --                 --        --               26.67%
           All contract charges                              --           1,053           $ 88,633      1.31%                 --
    2002   Lowest contract charge 0.60% Class B         $ 66.22              --                 --        --              (22.86)%
           Highest contract charge 0.90% Class B (b)    $ 75.18              --                 --        --              (23.09)%
           All contract charges                              --             869           $ 57,545      1.17%                 --
    2001   Lowest contract charge 0.60% Class B         $ 85.84              --                 --        --              (12.69)%
           Highest contract charge 0.90% Class B (b)    $ 97.75              --                 --        --              (12.95)%
           All contract charges                              --             575           $ 49,358      1.04%                 --
    2000   Lowest contract charge 0.60% Class B         $ 98.32              --                 --        --              (10.34)%
           Highest contract charge 0.90% Class B (b)    $112.30              --                 --        --              (10.66)%
           All contract charges                              --             302           $ 29,693      0.64%                 --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Evergreen Omega
------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class A (p)     $151.49             --                  --            --           7.31%
           Highest contract charge 0.00% Class A (p)    $151.49             --                  --            --           7.31%
           All contract charges                              --             --             $    15          0.31%            --
    2003   Lowest contract charge 0.00% Class A (p)     $141.17             --                  --            --          38.50%
           Highest contract charge 0.00% Class A (p)    $141.17             --                  --            --          38.50%
           All contract charges                              --             --                  --            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $101.93             --                  --            --          (5.46)%
           Highest contract charge 0.00% Class A (p)    $101.93             --                  --            --          (5.46)%
           All contract charges                              --             --                  --            --             --
EQ/Evergreen Omega
------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $ 88.21             --                  --            --           7.04%
           Highest contract charge 0.90% Class B        $ 84.05             --                  --            --           6.08%
           All contract charges                              --            117             $ 9,923          0.31%            --
    2003   Lowest contract charge 0.00% Class B         $ 82.41             --                  --            --          38.20%
           Highest contract charge 0.90% Class B        $ 79.24             --                  --            --          36.97%
           All contract charges                              --             90             $ 7,099            --             --
    2002   Lowest contract charge 0.00% Class B         $ 59.63             --                  --            --         (24.01)%
           Highest contract charge 0.90% Class B        $ 57.85             --                  --            --         (24.70)%
           All contract charges                              --             33             $ 1,884            --             --
    2001   Lowest contract charge 0.00% Class B         $ 78.47             --                  --            --         (17.01)%
           Highest contract charge 0.90% Class B        $ 76.83             --                  --            --         (17.76)%
           All contract charges                              --             16             $ 1,214          0.01%            --
    2000   Lowest contract charge 0.00% Class B         $ 94.55             --                  --            --         (11.66)%
           Highest contract charge 0.90% Class B        $ 93.42             --                  --            --         (12.50)%
           All contract charges                              --              5             $   455          0.36%            --
EQ/FI Mid Cap
-------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $181.73             --                  --            --          16.32%
           Highest contract charge 0.60% Class A (t)    $133.95             --                  --            --          15.62%
           All contract charges                              --             44             $ 7,793          6.76%            --
    2003   Lowest contract charge 0.00% Class A (p)     $156.23             --                  --            --          43.98%
           Highest contract charge 0.60% Class A (t)    $115.85             --                  --            --          43.11%
           All contract charges                              --             18             $ 2,718            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $108.51             --                  --            --          (0.62)%
           Highest contract charge 0.60% Class A (t)    $ 80.95             --                  --            --         (18.25)%
           All contract charges                              --             --                  --          0.02%            --
EQ/FI Mid Cap
-------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (b)     $118.14             --                  --            --          16.03%
           Highest contract charge 0.90% Class B (c)    $113.60             --                  --            --          14.98%
           All contract charges                              --            761             $87,965          6.76%            --
    2003   Lowest contract charge 0.00% Class B (b)     $101.82             --                  --            --          43.61%
           Highest contract charge 0.90% Class B (c)    $ 98.80             --                  --            --          42.32%
           All contract charges                              --            667             $66,774            --             --
    2002   Lowest contract charge 0.00% Class B (b)     $ 70.90             --                  --            --         (18.47)%
           Highest contract charge 0.90% Class B (c)    $ 69.42             --                  --            --         (19.20)%
           All contract charges                              --            427             $29,884          0.02%            --
    2001   Lowest contract charge 0.00% Class B (b)     $ 86.96             --                  --            --         (13.41)%
           Highest contract charge 0.90% Class B (c)    $ 85.92             --                  --            --         (14.19)%
           All contract charges                              --            174             $15,015          0.24%            --
    2000   Lowest contract charge 0.00% Class B (b)     $100.42             --                  --            --           0.46%
           Highest contract charge 0.90% Class B (c)    $100.13             --                  --            --           0.13%
           All contract charges                              --             15             $ 1,504          0.39%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/FI Small/Mid Cap Value
-------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $169.09              --                 --            --          18.14%
           Highest contract charge 0.60% Class A (t)    $125.77              --                 --            --          17.43%
           All contract charges                              --              50           $  8,171          9.30%            --
    2003   Lowest contract charge 0.00% Class A (p)     $143.12              --                 --            --          33.60%
           Highest contract charge 0.60% Class A (t)    $107.10              --                 --            --          32.80%
           All contract charges                              --              23           $  3,150          0.32%            --
    2002   Lowest contract charge 0.00% Class A (p)     $107.13              --                 --            --          (0.82)%
           Highest contract charge 0.60% Class A (t)    $ 80.65              --                 --            --         (22.04)%
           All contract charges                              --               1           $    107          0.65%            --
EQ/FI Small/Mid Cap Value
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $159.85              --                 --            --          17.85%
           Highest contract charge 0.90% Class B        $149.15              --                 --            --          16.79%
           All contract charges                              --           1,372           $210,017          9.30%            --
    2003   Lowest contract charge 0.00% Class B         $135.65              --                 --            --          33.26%
           Highest contract charge 0.90% Class B        $127.71              --                 --            --          32.06%
           All contract charges                              --           1,316           $171,897          0.32%            --
    2002   Lowest contract charge 0.00% Class B         $101.79              --                 --            --         (14.71)%
           Highest contract charge 0.90% Class B        $ 96.70              --                 --            --         (15.47)%
           All contract charges                              --           1,201           $118,413          0.65%            --
    2001   Lowest contract charge 0.00% Class B         $119.34              --                 --            --           4.00%
           Highest contract charge 0.90% Class B        $114.40              --                 --            --           3.06%
           All contract charges                              --             692           $ 78,729          0.71%            --
    2000   Lowest contract charge 0.00% Class B         $114.75              --                 --            --           5.13%
           Highest contract charge 0.90% Class B        $111.01              --                 --            --           4.20%
           All contract charges                              --             335           $ 37,711          1.01%            --
EQ/J.P. Morgan Core Bond
------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $110.55              --                 --            --           4.36%
           Highest contract charge 0.60% Class A (t)    $116.38              --                 --            --           3.73%
           All contract charges                              --              50           $  5,596          5.04%            --
    2003   Lowest contract charge 0.00% Class A (p)     $105.93              --                 --            --           3.60%
           Highest contract charge 0.60% Class A (t)    $112.19              --                 --            --           2.98%
           All contract charges                              --              19           $  2,008          3.36%            --
    2002   Lowest contract charge 0.00% Class A (p)     $102.25              --                 --            --           2.18%
           Highest contract charge 0.60% Class A (t)    $108.95              --                 --            --           7.30%
           All contract charges                              --              --                 --          6.36%            --
EQ/J.P. Morgan Core Bond
------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B(2)      $116.85              --                 --            --           4.10%
           Highest contract charge 0.90% Class B        $138.00              --                 --            --           3.16%
           All contract charges                              --              80           $ 11,132          5.04%            --
    2003   Lowest contract charge 0.60% Class B         $133.66              --                 --            --           2.75%
           Highest contract charge 0.90% Class B        $133.77              --                 --            --           2.44%
           All contract charges                              --              76           $ 10,330          3.36%            --
    2002   Lowest contract charge 0.60% Class B         $130.09              --                 --            --           8.92%
           Highest contract charge 0.90% Class B        $130.58              --                 --            --           8.59%
           All contract charges                              --              91           $ 11,964          6.36%            --
    2001   Lowest contract charge 0.60% Class B         $119.43              --                 --            --           7.29%
           Highest contract charge 0.90% Class B        $120.52              --                 --            --           6.97%
           All contract charges                              --              39           $  4,706          6.57%            --
    2000   Lowest contract charge 0.60% Class B         $111.31              --                 --            --          10.82%
           Highest contract charge 0.90% Class B        $112.42              --                 --            --           9.99%
           All contract charges                                               9           $  1,008         12.68%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Janus Large Cap Growth
-------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $147.47             --                  --            --          12.43%
           Highest contract charge 0.60% Class A (t)    $ 99.96             --                  --            --          11.75%
           All contract charges                              --              1             $    81          0.25%            --
    2003   Lowest contract charge 0.00% Class A (p)     $131.17             --                  --            --          26.17%
           Highest contract charge 0.60% Class A (t)    $ 89.45             --                  --            --          25.42%
           All contract charges                              --             --                  --            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $103.96             --                  --            --          (5.93)%
           Highest contract charge 0.60% Class A (t)    $ 44.64             --                  --            --         (24.00)%
           All contract charges                              --             --                  --            --             --
EQ/Janus Large Cap Growth
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (c)     $ 63.89             --                  --            --          12.15%
           Highest contract charge 0.90% Class B (c)    $ 61.44             --                  --            --          11.14%
           All contract charges                              --            383             $23,929          0.25%            --
    2003   Lowest contract charge 0.00% Class B (c)     $ 56.97             --                  --            --          25.85%
           Highest contract charge 0.90% Class B (c)    $ 55.28             --                  --            --          24.73%
           All contract charges                              --            383             $21,531            --             --
    2002   Lowest contract charge 0.00% Class B (c)     $ 45.27             --                  --            --         (30.31)%
           Highest contract charge 0.90% Class B (c)    $ 44.32             --                  --            --         (30.94)%
           All contract charges                              --            353             $15,788            --             --
    2001   Lowest contract charge 0.00% Class B (c)     $ 64.96             --                  --            --         (22.96)%
           Highest contract charge 0.90% Class B (c)    $ 64.18             --                  --            --         (23.66)%
           All contract charges                              --            211             $13,611          0.01%            --
    2000   Lowest contract charge 0.00% Class B (c)     $ 84.32             --                  --            --         (15.70)%
           Highest contract charge 0.90% Class B (c)    $ 84.07             --                  --            --         (15.93)%
           All contract charges                              --             42             $ 3,534          0.33%            --
EQ/JP Morgan Value Opportunities
--------------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class A (p)     $154.06             --                  --            --          11.16%
           Highest contract charge 0.00% Class A (p)    $154.06             --                  --            --          11.16%
           All contract charges                              --             --             $    53          1.28%            --
    2003   Lowest contract charge 0.00% Class A (p)     $138.60             --                  --            --          27.13%
           Highest contract charge 0.00% Class A (p)    $138.60             --                  --            --          27.13%
           All contract charges                              --             --                  --          1.21%            --
    2002   Lowest contract charge 0.00% Class A (p)     $109.02             --                  --            --          (1.66)%
           Highest contract charge 0.00% Class A (p)    $109.02             --                  --            --          (1.66)%
           All contract charges                              --             --                  --          1.45%            --
EQ/JP Morgan Value Opportunities
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $146.48             --                  --            --          10.88%
           Highest contract charge 0.90% Class B        $136.67             --                  --            --           9.88%
           All contract charges                              --            249             $34,012          1.28%            --
    2003   Lowest contract charge 0.00% Class B         $132.10             --                  --            --          26.81%
           Highest contract charge 0.90% Class B        $124.37             --                  --            --          25.67%
           All contract charges                              --            267             $33,056          1.21%            --
    2002   Lowest contract charge 0.00% Class B         $104.17             --                  --            --         (19.06)%
           Highest contract charge 0.90% Class B        $ 98.97             --                  --            --         (19.78)%
           All contract charges                              --            266             $26,258          1.45%            --
    2001   Lowest contract charge 0.00% Class B         $128.70             --                  --            --          (6.81)%
           Highest contract charge 0.90% Class B        $123.38             --                  --            --          (7.65)%
           All contract charges                              --            235             $28,929          1.02%            --
    2000   Lowest contract charge 0.00% Class B         $138.10             --                  --            --           6.78%
           Highest contract charge 0.90% Class B        $133.60             --                  --            --           5.82%
           All contract charges                              --            183             $24,484          1.05%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Lazard Small Cap Value
-------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $177.17             --                  --            --          17.40%
           Highest contract charge 0.60% Class A (p)    $175.86             --                  --            --          16.70%
           All contract charges                              --             28             $ 4,964         16.41%            --
    2003   Lowest contract charge 0.00% Class A (p)     $150.91             --                  --            --          37.74%
           Highest contract charge 0.60% Class A (p)    $150.69             --                  --            --          37.54%
           All contract charges                              --              9             $ 1,357          0.95%            --
    2002   Lowest contract charge 0.00% Class A (p)     $109.56             --                  --            --          (1.84)%
           Highest contract charge 0.00% Class A (p)    $109.56             --                  --            --             --
           All contract charges                              --             --                  --          0.76%            --
EQ/Lazard Small Cap Value
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $190.60             --                  --            --          17.11%
           Highest contract charge 0.90% Class B        $179.82             --                  --            --          16.05%
           All contract charges                              --             66             $11,982         16.41%            --
    2003   Lowest contract charge 0.00% Class B         $162.76             --                  --            --          37.38%
           Highest contract charge 0.90% Class B        $154.95             --                  --            --          36.15%
           All contract charges                              --             21             $ 3,288          0.95%            --
    2002   Lowest contract charge 0.60% Class B (c)     $115.35             --                  --            --         (14.37)%
           Highest contract charge 0.90% Class B        $113.81             --                  --            --         (14.63)%
           All contract charges                              --             21             $ 2,395          0.76%            --
    2001   Lowest contract charge 0.60% Class B (c)     $134.71             --                  --            --          17.04%
           Highest contract charge 0.90% Class B        $133.32             --                  --            --          16.68%
           All contract charges                              --             17             $ 2,269          7.28%            --
    2000   Lowest contract charge 0.60% Class B (c)     $115.10             --                  --            --          17.81%
           Highest contract charge 0.90% Class B        $114.26             --                  --            --          17.45%
           All contract charges                              --              1             $   115          5.58%            --
EQ/Marsico Focus
----------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $141.05             --                  --            --          10.79%
           Highest contract charge 0.60% Class A (p)    $140.01             --                  --            --          10.12%
           All contract charges                              --             67             $ 9,512            --             --
    2003   Lowest contract charge 0.00% Class A (p)     $127.32             --                  --            --          31.43%
           Highest contract charge 0.60% Class A (p)    $127.14             --                  --            --          31.25%
           All contract charges                              --             28             $ 3,544            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $ 96.87             --                  --            --          (6.15)%
           Highest contract charge 0.00% Class A (p)    $ 96.87             --                  --            --             --
           All contract charges                              --             --                  --          0.04%            --
EQ/Marsico Focus
----------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (d)     $136.17             --                  --            --          10.51%
           Highest contract charge 0.90% Class B (d)    $132.24             --                  --            --           9.52%
           All contract charges                              --            594             $79,394            --             --
    2003   Lowest contract charge 0.00% Class B (d)     $123.22             --                  --            --          31.13%
           Highest contract charge 0.90% Class B (d)    $120.75             --                  --            --          29.95%
           All contract charges                              --            540             $65,568            --             --
    2002   Lowest contract charge 0.00% Class B (d)     $ 93.97             --                  --            --         (11.56)%
           Highest contract charge 0.90% Class B (d)    $ 92.92             --                  --            --         (12.35)%
           All contract charges                              --            230             $21,469          0.04%            --
    2001   Lowest contract charge 0.00% Class B (d)     $106.25             --                  --            --           6.25%
           Highest contract charge 0.90% Class B (d)    $106.01             --                  --            --           6.01%
           All contract charges                              --              7             $   743            --             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Mercury Basic Value Equity
-----------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $165.39             --                  --            --          10.85%
           Highest contract charge 0.60% Class A (v)    $164.16             --                  --            --          10.18%
           All contract charges                              --             39            $  6,328          5.21%            --
    2003   Lowest contract charge 0.00% Class A (p)     $149.21             --                  --            --          31.54%
           Highest contract charge 0.60% Class A (v)    $148.99             --                  --            --          31.35%
           All contract charges                              --             14            $  2,125          0.45%            --
    2002   Lowest contract charge 0.00% Class A (p)     $113.43             --                  --            --          (1.08)%
           Highest contract charge 0.00% Class A (p)    $113.43             --                  --            --             --
           All contract charges                              --             --                  --          1.20%            --
EQ/Mercury Basic Value Equity
-----------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $221.53             --                  --            --          10.57%
           Highest contract charge 0.90% Class B        $206.70             --                  --            --           9.57%
           All contract charges                              --            884            $184,573          5.21%            --
    2003   Lowest contract charge 0.00% Class B         $200.36             --                  --            --          31.19%
           Highest contract charge 0.90% Class B        $188.64             --                  --            --          30.02%
           All contract charges                              --            845            $160,643          0.45%            --
    2002   Lowest contract charge 0.00% Class B         $152.72             --                  --            --         (16.66)%
           Highest contract charge 0.90% Class B        $145.09             --                  --            --         (17.41)%
           All contract charges                              --            775            $113,095          1.20%            --
    2001   Lowest contract charge 0.00% Class B         $183.25             --                  --            --           5.53%
           Highest contract charge 0.90% Class B        $175.68             --                  --            --           4.58%
           All contract charges                              --            552            $ 97,486          3.87%            --
    2000   Lowest contract charge 0.00% Class B         $173.64             --                  --            --          11.81%
           Highest contract charge 0.90% Class B        $167.99             --                  --            --          10.81%
           All contract charges                              --            316            $ 53,489          5.50%            --
EQ/Mercury International Value (l)
----------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $165.41             --                  --            --          21.95%
           Highest contract charge 0.60% Class A (t)    $126.22             --                  --            --          21.22%
           All contract charges                              --             34            $  5,468          1.67%            --
    2003   Lowest contract charge 0.00% Class A (p)     $135.63             --                  --            --          28.37%
           Highest contract charge 0.60% Class A (t)    $104.12             --                  --            --          27.60%
           All contract charges                              --             15            $  2,057          2.00%            --
    2002   Lowest contract charge 0.00% Class A (p)     $105.66             --                  --            --          (1.56)%
           Highest contract charge 0.60% Class A (t)    $ 81.60             --                  --            --         (17.98)%
           All contract charges                              --             --                  --          1.34%            --
EQ/Mercury International Value (l)
----------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $123.09             --                  --            --          21.64%
           Highest contract charge 0.90% Class B        $128.70             --                  --            --          20.55%
           All contract charges                              --            846            $109,326          1.67%            --
    2003   Lowest contract charge 0.00% Class B         $101.19             --                  --            --          28.04%
           Highest contract charge 0.90% Class B        $106.76             --                  --            --          26.89%
           All contract charges                              --            780            $ 83,414          2.00%            --
    2002   Lowest contract charge 0.00% Class B         $ 79.03             --                  --            --         (17.87)%
           Highest contract charge 0.90% Class B        $ 84.14             --                  --            --         (17.39)%
           All contract charges                              --            714            $ 59,941          1.34%            --
    2001   Lowest contract charge 0.60% Class B         $100.79             --                  --            --         (22.00)%
           Highest contract charge 0.90% Class B        $101.85             --                  --            --         (22.23)%
           All contract charges                              --              6            $    605          0.96%            --
    2000   Lowest contract charge 0.60% Class B         $129.21             --                  --            --         (12.84)%
           Highest contract charge 0.90% Class B        $130.96             --                  --            --         (13.10)%
           All contract charges                              --              3            $    388         16.34%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/MFS Emerging Growth Companies
--------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $150.63              --                 --            --          12.90%
           Highest contract charge 0.60% Class A (t)    $100.02              --                 --            --          12.23%
           All contract charges                              --              13           $  1,988            --             --
    2003   Lowest contract charge 0.00% Class A (p)     $133.42              --                 --            --          29.63%
           Highest contract charge 0.60% Class A (t)    $ 89.12              --                 --            --          28.86%
           All contract charges                              --               6           $    785            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $102.92              --                 --            --          (4.69)%
           Highest contract charge 0.60% Class A (t)    $ 69.16              --                 --            --         (27.95)%
           All contract charges                              --              --                 --            --             --
EQ/MFS Emerging Growth Companies
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $146.44              --                 --            --          12.62%
           Highest contract charge 0.90% Class B        $136.63              --                 --            --          11.61%
           All contract charges                              --           1,240           $169,470            --             --
    2003   Lowest contract charge 0.00% Class B         $130.03              --                 --            --          29.30%
           Highest contract charge 0.90% Class B        $122.42              --                 --            --          28.15%
           All contract charges                              --           1,358           $165,227            --             --
    2002   Lowest contract charge 0.00% Class B         $100.56              --                 --            --         (34.32)%
           Highest contract charge 0.90% Class B        $ 95.53              --                 --            --         (34.92)%
           All contract charges                              --           1,308           $127,324            --             --
    2001   Lowest contract charge 0.00% Class B         $153.10              --                 --            --         (34.05)%
           Highest contract charge 0.90% Class B        $146.78              --                 --            --         (34.65)%
           All contract charges                              --           1,480           $216,125          0.02%            --
    2000   Lowest contract charge 0.00% Class B         $232.15              --                 --            --         (18.56)%
           Highest contract charge 0.90% Class B        $224.60              --                 --            --         (19.56)%
           All contract charges                              --           1,392           $312,585          2.02%            --
EQ/MFS Investors Trust
----------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $141.33              --                 --            --          11.68%
           Highest contract charge 0.60% Class A (t)    $105.89              --                 --            --          11.01%
           All contract charges                              --              --           $      8          0.57%            --
    2003   Lowest contract charge 0.00% Class A (p)     $126.55              --                 --            --          22.33%
           Highest contract charge 0.60% Class A (t)    $ 95.39              --                 --            --          21.59%
           All contract charges                              --              --                 --          0.54%            --
    2002   Lowest contract charge 0.00% Class A (p)     $103.45              --                 --            --          (4.00)%
           Highest contract charge 0.60% Class A (t)    $ 78.45              --                 --            --          (4.00)%
           All contract charges                              --              --                 --          0.73%            --
EQ/MFS Investors Trust
----------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $ 92.74              --                 --            --          11.40%
           Highest contract charge 0.90% Class B        $ 88.18              --                 --            --          10.40%
           All contract charges                              --             121           $ 10,876          0.57%            --
    2003   Lowest contract charge 0.00% Class B         $ 83.25              --                 --            --          22.03%
           Highest contract charge 0.90% Class B        $ 79.88              --                 --            --          20.93%
           All contract charges                              --             126           $ 10,256          0.54%            --
    2002   Lowest contract charge 0.00% Class B         $ 68.22              --                 --            --         (21.01)%
           Highest contract charge 0.90% Class B        $ 66.05              --                 --            --         (21.71)%
           All contract charges                              --              94           $  6,281          0.73%            --
    2001   Lowest contract charge 0.00% Class B         $ 86.36              --                 --            --         (15.98)%
           Highest contract charge 0.90% Class B        $ 84.37              --                 --            --         (16.74)%
           All contract charges                              --              48           $  4,088          0.54%            --
    2000   Lowest contract charge 0.00% Class B         $102.79              --                 --            --          (0.77)%
           Highest contract charge 0.90% Class B        $101.34              --                 --            --          (1.58)%
           All contract charges                              --              22           $  2,243          0.54%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $148.04              --                 --            --         1.03%
           Highest contract charge 0.90% Class A        $143.42              --                 --            --         0.12%
           All contract charges                              --           1,338           $249,556          0.94%          --
    2003   Lowest contract charge 0.00% Class A         $146.53              --                 --            --         0.82%
           Highest contract charge 0.90% Class A        $143.25              --                 --            --        (0.08)%
           All contract charges                              --           1,619           $304,460          0.88%          --
    2002   Lowest contract charge 0.00% Class A         $145.34              --                 --            --         1.49%
           Highest contract charge 0.90% Class A        $143.37              --                 --            --         0.58%
           All contract charges                              --           1,949           $364,995          1.36%          --
    2001   Lowest contract charge 0.00% Class A         $143.20              --                 --            --         3.85%
           Highest contract charge 0.90% Class A        $142.55              --                 --            --         2.92%
           All contract charges                              --           1,988           $379,992          3.41%          --
    2000   Lowest contract charge 0.00% Class A         $137.89              --                 --            --         6.24%
           Highest contract charge 0.90% Class A        $138.51              --                 --            --         5.30%
           All contract charges                              --           1,925           $359,749          5.76%          --
EQ/Money Market
---------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $148.04              --                 --            --         1.03%
           Highest contract charge 0.90% Class B        $113.71              --                 --            --        (0.13)%
           All contract charges                              --             595           $ 69,122          0.94%          --
    2003   Lowest contract charge 0.00% Class B         $146.53              --                 --            --         0.82%
           Highest contract charge 0.90% Class B        $113.86              --                 --            --        (0.34)%
           All contract charges                              --             706           $ 81,841          0.88%          --
    2002   Lowest contract charge 0.60% Class B         $115.79              --                 --            --         0.63%
           Highest contract charge 0.90% Class B        $114.25              --                 --            --         0.32%
           All contract charges                              --             919           $106,411          1.36%          --
    2001   Lowest contract charge 0.60% Class B         $115.07              --                 --            --         2.94%
           Highest contract charge 0.90% Class B        $113.88              --                 --            --         2.63%
           All contract charges                              --             778           $ 89,524          3.41%          --
    2000   Lowest contract charge 0.60% Class B         $111.78              --                 --            --         5.36%
           Highest contract charge 0.90% Class B        $110.96              --                 --            --         5.05%
           All contract charges                              --             340           $ 38,005          5.76%          --
EQ/Small Company Index
----------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $192.20              --                 --            --        17.98%
           Highest contract charge 0.60% Class A (t)    $168.29              --                 --            --        17.28%
           All contract charges                              --             114           $ 19,205          5.08%          --
    2003   Lowest contract charge 0.00% Class A (p)     $162.91              --                 --            --        46.22%
           Highest contract charge 0.60% Class A (t)    $143.50              --                 --            --        36.87%
           All contract charges                              --              51           $  7,341          0.36%          --
    2002   Lowest contract charge 0.60% Class A (p)     $111.41              --                 --            --        (0.43)%
           Highest contract charge 0.60% Class A (t)    $ 76.53              --                 --            --       (25.07)%
           All contract charges                              --              --                 --          0.68%          --
EQ/Small Company Index
----------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $141.99              --                 --            --        17.67%
           Highest contract charge 0.90% Class B        $148.06              --                 --            --        16.61%
           All contract charges                              --              42           $  6,602          5.08%          --
    2003   Lowest contract charge 0.60% Class B         $129.07              --                 --            --        44.99%
           Highest contract charge 0.90% Class B        $126.96              --                 --            --        44.55%
           All contract charges                              --              24           $  3,263          0.36%          --
    2002   Lowest contract charge 0.60% Class B         $ 89.02              --                 --            --       (21.39)%
           Highest contract charge 0.90% Class B        $ 87.83              --                 --            --       (21.63)%
           All contract charges                              --               6           $    533          0.68%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Small Company Index (Continued)
----------------------------------
    2001   Lowest contract charge 0.60% Class B         $113.24             --                 --             --           1.44%
           Highest contract charge 0.90% Class B        $112.07             --                 --             --           1.13%
           All contract charges                              --              5             $  566           1.15%            --
    2000   Lowest contract charge 0.60% Class B         $111.63             --                 --             --          (3.98)%
           Highest contract charge 0.90% Class B        $110.81             --                 --             --          (4.26)%
           All contract charges                              --             --                 --          15.71%            --
Fidelity VIP Asset Manager: Growth
----------------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $125.62             --                 --             --           5.63%
           Highest contract charge 0.00% Class B (v)    $125.62             --                 --             --           5.63%
           All contract charges                              --             11             $1,376           1.89%            --
    2003   Lowest contract charge 0.00% Class B (v)     $118.93             --                 --             --          18.93%
           Highest contract charge 0.00% Class B (v)    $118.93             --                 --             --          18.93%
           All contract charges                              --             10             $1,163             --             --
Fidelity VIP Contrafund
-----------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $146.29             --                 --             --          15.16%
           Highest contract charge 0.00% Class B (v)    $146.29             --                 --             --          15.16%
           All contract charges                              --             59             $8,579           0.12%            --
    2003   Lowest contract charge 0.00% Class B (v)     $127.04             --                 --             --          27.04%
           Highest contract charge 0.00% Class B (v)    $127.04             --                 --             --          27.04%
           All contract charges                              --             23             $2,906             --             --
Fidelity VIP Equity-Income
--------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $144.62             --                 --             --          11.23%
           Highest contract charge 0.00% Class B (v)    $144.62             --                 --             --          11.23%
           All contract charges                              --             34             $4,942           1.39%            --
    2003   Lowest contract charge 0.00% Class B (v)     $130.01             --                 --             --          30.01%
           Highest contract charge 0.00% Class B (v)    $130.01             --                 --             --          30.01%
           All contract charges                              --             20             $2,550             --             --
Fidelity VIP Growth & Income
----------------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $123.99             --                 --             --           5.52%
           Highest contract charge 0.00% Class B (v)    $123.99             --                 --             --           5.52%
           All contract charges                              --             17             $2,064           0.67%            --
    2003   Lowest contract charge 0.00% Class B (v)     $117.50             --                 --             --          17.50%
           Highest contract charge 0.00% Class B (v)    $117.50             --                 --             --          17.50%
           All contract charges                              --             14             $1,689             --             --
Fidelity VIP High Income
------------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $125.04             --                 --             --           9.38%
           Highest contract charge 0.00% Class B (v)    $125.04             --                 --             --           9.38%
           All contract charges                              --             24             $2,950           7.19%            --
    2003   Lowest contract charge 0.00% Class B (v)     $114.31             --                 --             --          14.31%
           Highest contract charge 0.00% Class B (v)    $114.31             --                 --             --          14.31%
           All contract charges                              --             22             $2,470             --             --
Fidelity VIP Investment Grade Bond
----------------------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $106.72             --                 --             --           4.19%
           Highest contract charge 0.00% Class B (v)    $106.72             --                 --             --           4.19%
           All contract charges                              --             60             $6,408           4.97%            --
    2003   Lowest contract charge 0.00% Class B (v)     $102.43             --                 --             --           2.43%
           Highest contract charge 0.00% Class B (v)    $102.43             --                 --             --           2.43%
           All contract charges                              --             36             $3,681             --             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
Fidelity VIP Mid Cap
--------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $179.46             --                  --            --          24.66%
           Highest contract charge 0.00% Class B (v)    $179.46             --                  --            --          24.60%
           All contract charges                              --             61             $11,035            --             --
    2003   Lowest contract charge 0.00% Class B (v)     $143.96             --                  --            --          17.50%
           Highest contract charge 0.00% Class B (v)    $143.96             --                  --            --          17.50%
           All contract charges                              --             12             $ 1,693            --             --
Fidelity VIP Value
------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $141.88             --                  --            --          10.93%
           Highest contract charge 0.00% Class B (v)    $141.88             --                  --            --          10.93%
           All contract charges                              --             10             $ 1,468          1.17%            --
    2003   Lowest contract charge 0.00% Class B (v)     $127.90             --                  --            --          27.90%
           Highest contract charge 0.00% Class B (v)    $127.90             --                  --            --          27.90%
           All contract charges                              --              7             $   858          0.30%            --
Fidelity VIP Value Strategies
-----------------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $175.60             --                  --            --          13.84%
           Highest contract charge 0.00% Class B (v)    $175.60             --                  --            --          13.84%
           All contract charges                              --             16             $ 2,847          0.22%            --
    2003   Lowest contract charge 0.00% Class B (v)     $154.26             --                  --            --          54.26%
           Highest contract charge 0.00% Class B (v)    $154.26             --                  --            --          54.26%
           All contract charges                              --             17             $ 2,549          0.47%            --
Landus Rosenberg VIT Value Long/Short Equity Fund
-------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (v)     $ 99.90             --                  --            --           3.63%
           Highest contract charge 0.90% Class B (v)    $ 98.39             --                  --            --           2.70%
           All contract charges                              --             46             $ 4,597            --             --
    2003   Lowest contract charge 0.00% Class B (v)     $ 96.40             --                  --            --          (3.60)%
           Highest contract charge 0.90% Class B (v)    $ 95.80             --                  --            --          (4.20)%
           All contract charges                              --             14             $ 1,334            --             --
MFS Mid Cap Growth
------------------
           Unit Value 0.60% to 0.60%*
    2004   Lowest contract charge 0.60% Class A (o)     $121.45             --                  --            --          13.88%
           Highest contract charge 0.60% Class A (o)    $121.45             --                  --            --          13.88%
           All contract charges                              --              1             $   167            --             --
    2003   Lowest contract charge 0.60% Class A (o)     $106.65             --                  --            --             --
           Highest contract charge 0.60% Class A (o)    $106.65             --                  --            --             --
           All contract charges                              --              1             $   120            --             --
    2002   Lowest contract charge 0.60% Class A (o)     $ 78.30             --                  --            --           6.10%
           Highest contract charge 0.60% Class A (o)    $ 78.30             --                  --            --           6.10%
           All contract charges                              --             --                  --            --             --
PEA Renaissance
---------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (p)     $219.93             --                  --            --          16.68%
           Highest contract charge 0.90% Class A (o)    $185.59             --                  --            --          15.63%
           All contract charges                              --            135             $26,705          5.66%            --
    2003   Lowest contract charge 0.00% Class A (p)     $188.48             --                  --            --          57.42%
           Highest contract charge 0.90% Class A (o)    $160.50             --                  --            --          60.50%
           All contract charges                              --             65             $11,141          0.80%            --
    2002   Lowest contract charge 0.00% Class A (p)     $119.73             --                  --            --           2.83%
           Highest contract charge 0.60% Class A (o)    $ 87.10             --                  --            --           4.66%
           All contract charges                              --             --                  --          1.01%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
PIMCO Total Return
------------------
           Unit Value 0.60%*
    2004   Lowest contract charge 0.60% Class A (o)     $114.84             --                  --            --            4.25%
           Highest contract charge 0.60% Class A (o)    $114.84             --                  --            --            4.25%
           All contract charges                              --              2             $   197          4.33%             --
    2003   Lowest contract charge 0.60% Class A (o)     $110.16             --                  --            --            2.34%
           Highest contract charge 0.60% Class A (o)    $110.16             --                  --            --            2.34%
           All contract charges                              --              1             $   161          3.31%             --
    2002   Lowest contract charge 0.60% Class A (o)     $107.65             --                  --            --            6.57%
           Highest contract charge 0.60% Class A (o)    $107.65             --                  --            --            6.57%
           All contract charges                              --             --                  --          6.80%             --
U.S. Real Estate -- Class I
---------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (p)     $197.12             --                  --            --           36.39%
           Highest contract charge 0.90% Class A (v)    $174.27             --                  --            --           35.17%
           All contract charges                              --            271             $50,742          3.04%             --
    2003   Lowest contract charge 0.00% Class A (p)     $144.52             --                  --            --           37.51%
           Highest contract charge 0.90% Class A (v)    $128.93             --                  --            --           28.93%
           All contract charges                              --             91             $12,747            --              --
    2002   Lowest contract charge 0.00% Class A (p)     $105.10             --                  --            --            2.84%
           Highest contract charge 0.00% Class A (p)    $105.10             --                  --            --            2.84%
           All contract charges                              --             12             $ 1,261          9.14%             --
Vanguard VIF Equity Index
-------------------------
           Unit Value 0.60%*
    2004   Lowest contract charge 0.60% Class A (t)     $108.79             --                  --            --           10.14%
           Highest contract charge 0.60% Class A (t)    $108.79             --                  --            --           10.14%
           All contract charges                              --             19             $ 2,113          2.97%             --
    2003   Lowest contract charge 0.60% Class A (t)     $ 98.77             --                  --            --           27.70%
           Highest contract charge 0.60% Class A (t)    $ 98.77             --                  --            --              --
           All contract charges                              --              9             $   929          1.01%             --
    2002   Lowest contract charge 0.60% Class A (t)     $ 77.35             --                  --            --          (19.51)%
           Highest contract charge 0.60% Class A (t)    $ 77.35             --                  --            --          (19.51)%
           All contract charges                              --              1             $    77            --              --

(a) Units were made available for sale on May 22, 2000.
(b) Units were made available for sale on June 22, 2000.
(c) Units were made available for sale on October 22, 2000.
(d) Units were made available for sale on October 22, 2001.
(e) Units were made available for sale on May 18, 2001.
(f) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Portfolio occurred on May 18, 2001.
(g) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation Portfolio occurred on May 18, 2001.
(h) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000.
(i) Units were made available for sale on April 26, 2002.
(j) Units were made available for sale on May 13, 2002.
(k) Units were made available for sale March 31, 2002.
(l) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(m) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(n) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(o) Units were made available for sale on August 5, 2002.
(p) Units were made available for sale on November 5, 2002.
(q) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(r) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Concluded)

December 31, 2004


7. Accumulation Unit Values (Concluded)

(s) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(t) Units were made available for sale on April 15, 2002.
(u) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(v) Units were made available for sale on May 2, 2003.
(w) Units were made available for sale on October 13, 2003.
(x) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (see Note 5).
(y) Units were made available for sale on October 25, 2004.
(z) Units were made available for sale on September 7, 2004.

* Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholders' equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2004 and December 31, 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of Notes to the Consolidated Financial Statements, in 2004 AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts and in 2002 changed its method of accounting for variable annuity products that contain guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 31, 2005

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2004 AND 2003

                                                                                 DECEMBER 31,          December 31,
                                                                                    2004                  2003
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS

Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    30,722.3        $    29,095.5
  Mortgage loans on real estate.............................................        3,131.9              3,503.1
  Equity real estate, held for the production of income.....................          643.2                656.5
  Policy loans..............................................................        3,831.4              3,894.3
  Other equity investments..................................................        1,010.5                789.1
  Other invested assets.....................................................        1,112.1                825.2
                                                                              -----------------    -----------------
      Total investments.....................................................       40,451.4             38,763.7
Cash and cash equivalents...................................................        1,680.8                999.1
Cash and securities segregated, at estimated fair value.....................        1,489.0              1,285.8
Broker-dealer related receivables...........................................        2,187.7              2,284.7
Deferred policy acquisition costs...........................................        6,813.9              6,290.4
Goodwill and other intangible assets, net...................................        3,761.4              3,513.4
Amounts due from reinsurers.................................................        2,549.6              2,460.4
Loans to affiliates, at estimated fair value................................          400.0                400.0
Other assets................................................................        3,600.9              3,829.7
Separate Accounts' assets...................................................       61,559.4             54,438.1
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   124,494.1        $   114,265.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    26,875.1        $    25,307.7
Future policy benefits and other policyholders liabilities..................       14,099.6             13,934.7
Broker-dealer related payables..............................................          945.9              1,261.8
Customers related payables..................................................        2,658.7              1,897.5
Amounts due to reinsurers...................................................          994.0                936.5
Short-term and long-term debt...............................................        1,255.5              1,253.2
Income taxes payable........................................................        2,714.8              2,362.8
Other liabilities...........................................................        1,859.6              2,006.9
Separate Accounts' liabilities..............................................       61,559.4             54,300.6
Minority interest in equity of consolidated subsidiaries....................        2,040.4              1,744.9
Minority interest subject to redemption rights..............................          266.6                488.1
                                                                              -----------------    -----------------
      Total liabilities.....................................................      115,269.6            105,494.7
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,890.9              4,848.2
Retained earnings...........................................................        3,457.0              3,027.1
Accumulated other comprehensive income......................................          874.1                892.8
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        9,224.5              8,770.6
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   124,494.1        $   114,265.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                      2004               2003               2002
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,595.4       $     1,376.7      $     1,315.5
Premiums......................................................          879.6               889.4              945.2
Net investment income.........................................        2,501.4             2,386.9            2,377.2
Investment gains (losses), net................................           65.0               (62.3)            (278.5)
Commissions, fees and other income............................        3,355.0             2,811.8            2,987.6
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,396.4             7,402.5            7,347.0
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,867.1             1,708.2            2,036.0
Interest credited to policyholders' account balances..........        1,038.1               969.7              972.5
Compensation and benefits.....................................        1,604.9             1,327.0            1,244.3
Commissions...................................................        1,017.3               991.9              788.8
Distribution plan payments....................................          374.2               370.6              392.8
Amortization of deferred sales commissions....................          177.4               208.6              229.0
Interest expense..............................................           76.8                82.3               95.7
Amortization of deferred policy acquisition costs.............          472.9               434.6              296.7
Capitalization of deferred policy acquisition costs...........       (1,015.9)             (990.7)            (754.8)
Rent expense..................................................          185.0               165.8              168.8
Amortization of other intangible assets, net..................           22.9                21.9               21.2
Alliance charge for mutual fund matters and legal proceedings.            -                 330.0                -
Other operating costs and expenses............................          901.5               832.4              827.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,722.2             6,452.3            6,318.4
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        1,674.2               950.2            1,028.6
Income taxes..................................................         (396.3)             (240.5)             (50.9)
Minority interest in net income of consolidated subsidiaries..         (384.1)             (188.7)            (362.8)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          893.8               521.0              614.9
Earnings from other discontinued operations,
  net of income taxes.........................................            7.9                 3.4                5.6
Gain on sale of real estate held-for-sale, net of income taxes           31.1                 -                  -
Cumulative effect of accounting changes, net of
  income taxes................................................           (2.9)                -                (33.1)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      929.9       $       524.4      $       587.4
                                                                =================  =================  =================





                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                         2004               2003               2002
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.............            4,848.2            4,812.8            4,753.6
Increase in additional paid in capital
    in excess of par value....................................               42.7               35.4               59.2
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,890.9            4,848.2            4,812.8
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..........................            3,027.1            2,902.7            2,815.3
Net earnings..................................................              929.9              524.4              587.4
Shareholder dividends paid....................................             (500.0)            (400.0)            (500.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,457.0            3,027.1            2,902.7
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income,
  beginning of year...........................................              892.8              681.1              215.4
Other comprehensive (loss) income.............................              (18.7)             211.7              465.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              874.1              892.8              681.1
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................      $     9,224.5       $    8,770.6       $    8,399.1
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       929.9       $      524.4       $      587.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments................................................              (31.1)             211.7              465.6
Minimum pension liability adjustment..........................                -                  -                   .1
Cumulative effect of accounting changes.......................               12.4                -                  -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              (18.7)             211.7              465.7
                                                                   -----------------   ----------------   ----------------
COMPREHENSIVE INCOME..........................................      $       911.2       $      736.1       $    1,053.1
                                                                   =================   ================   ================











                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                       2004                2003               2002
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $       929.9       $      524.4       $       587.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,038.1              969.7               972.5
  Universal life and investment-type product
    policy fee income.........................................         (1,595.4)          (1,376.7)           (1,315.5)
  Net change in broker-dealer and customer related
    receivables/payables......................................            379.6               22.5              (237.3)
  Investment (gains) losses, net..............................            (65.0)              62.3               278.5
  Change in deferred policy acquisition costs.................           (543.0)            (556.1)             (458.1)
  Change in future policy benefits............................            129.3              (97.4)              218.0
  Change in property and equipment............................            (69.3)             (55.8)              (76.6)
  Change in income tax payable................................            349.6              246.3                93.3
  Change in accounts payable and accrued expenses.............            (27.4)             276.8                (8.9)
  Change in segregated cash and securities, net...............           (203.2)            (111.5)              240.8
  Minority interest in net income of consolidated subsidiaries            386.8              188.7               362.8
  Change in fair value of guaranteed
    minimum income benefit reinsurance contracts..............            (61.0)              91.0              (120.0)
  Amortization of deferred sales commissions..................            177.4              208.6               229.0
  Amortization of other intangible assets, net................             22.9               21.9                21.2
  Other, net..................................................            194.3              272.6              (114.2)
                                                                 -----------------   -----------------  -----------------
Net cash provided by operating activities.....................          1,043.6              687.3               672.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          3,341.9            4,216.4             2,996.0
  Sales.......................................................          2,983.6            4,818.2             8,035.9
  Purchases...................................................         (7,052.5)         (11,457.9)          (12,709.0)
  Change in short-term investments............................            (77.2)             610.7              (568.9)
  Purchase of minority interest in consolidated subsidiary ...           (410.7)               -                (249.7)
  Other, net..................................................            169.7               89.3               126.6
                                                                 -----------------   -----------------  -----------------
Net cash used by investing activities.........................         (1,045.2)          (1,723.3)           (2,369.1)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................          4,029.4            5,639.1             4,328.5
    Withdrawals and transfers to Separate Accounts............         (2,716.0)          (3,181.1)           (2,022.9)
  Net change in short-term financings.........................              -                (22.1)             (201.2)
  Shareholder dividends paid..................................           (500.0)            (400.0)             (500.0)
  Other, net..................................................           (130.1)            (270.4)             (318.6)
                                                                 -----------------   -----------------  -----------------
Net cash provided by financing activities.....................            683.3            1,765.5             1,285.8
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            681.7              729.5              (410.4)
Cash and cash equivalents, beginning of year..................            999.1              269.6               680.0
                                                                 -----------------   -----------------  -----------------
Cash and Cash Equivalents, End of Year........................    $     1,680.8       $      999.1       $       269.6
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                   (CONTINUED)

                                                                      2004               2003               2002
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       86.2       $        91.0      $        80.5
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      154.4       $       (45.7)     $      (139.6)
                                                                =================  =================  =================









                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)  ORGANIZATION

    In 2004, The Equitable Life Assurance Society of the United States was renamed to AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

    In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). In March and December 2004, the Company acquired a total of 10.7 million Alliance Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million.

    The Company's consolidated economic interest in Alliance was 46.4% at December 31, 2004, and together with it's ownership with other AXA Financial companies, the consolidated economic interests in Alliance was approximately 61.3%.

    In July 2004, the Holding Company completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial with additional scale in distribution, client base and assets under management.

    AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)  SIGNIFICANT ACCOUNTING POLICIES

    Basis of Presentation and Principles of Consolidation
    -----------------------------------------------------

    The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2004," "2003" and "2002" refer to the years ended December 31, 2004, 2003 and 2002, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

    Closed Block
    ------------

    As a result of demutualization, Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

    Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

    Other Discontinued Operations
    -----------------------------

    In 1991, management discontinued the business of certain pension business operations ("Other Discontinued Operations"). Other Discontinued Operations principally consist of the group non-participating wind-up annuity products, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2004 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Other Discontinued Operations ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Other Discontinued Operations differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See
    Note 8 of Notes to Consolidated Financial Statements.

    Accounting Changes
    ------------------

    At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FIN No. 46(R), "Consolidation of Variable Interest Entities, Revised".

    At December 31, 2004, the Insurance Group's General Account held $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). As reported in the consolidated balance sheet, these investments included $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2004 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance

    Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of Alliance has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that Alliance is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia ("collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

    As a result of its review, Alliance Capital had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, Alliance Capital sold this investment and accordingly, no longer consolidates this investment and its funds under management.

    Alliance Capital derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

    Alliance has significant variable interests in certain other VIEs with approximately $845 million in client assets under management. However, these VIEs do not require consolidation because management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

    Effective January 1, 2004, the Company adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

    The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying 2004 consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

    Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

    In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

    The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

    New Accounting Pronouncements
    -----------------------------

    On December 16, 2004, the FASB issued SFAS Statement No. 123(R), "Share-Based Payment". SFAS Statement No. 123(R) eliminates the alternative to apply the intrinsic value method of accounting for employee stock-based compensation awards that was provided in FASB Statement No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") as originally issued. SFAS No. 123(R) requires the cost of all share-based payments to employees, including stock options, stock appreciation rights, and most tax-qualified employee stock purchase plans, to be recognized in the financial statements based on the fair value of those awards. Under SFAS No. 123(R) the cost of equity-settled awards generally is based on fair value at date of grant, adjusted for subsequent modifications of terms or conditions, while cash-settled awards require remeasurement of fair value at the end of each reporting period. SFAS No. 123(R) does not prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead requires consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded. SFAS No. 123(R) is effective as of the first interim or annual reporting period beginning after June 15, 2005 and generally requires adoption using a modified version of prospective application. Under "modified prospective" application, SFAS No. 123(R) applies to new awards granted and to awards modified, repurchased, or cancelled after the required effective date. Additionally, compensation cost for unvested awards outstanding as of the required effective date must be recognized prospectively over the remaining requisite service/vesting period based on the fair values of those awards as already calculated under SFAS No. 123. Entities may further elect to apply SFAS No. 123(R) on a "modified retrospective" basis to give effect to the fair value based method of accounting for awards granted, modified, or settled in cash in earlier periods. The cumulative effect of initial application, if any, is recognized as of the required effective date.

    As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123 to continue to account for stock-based compensation using the intrinsic value method and instead to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Consequently, adoption of SFAS No. 123(R) would be expected to result in recognition of compensation expense for certain types of the Company's equity-settled awards, such as options to purchase AXA ADRs, for which no cost previously would have been charged to net earnings under the intrinsic value method. Similarly, certain types of the Company's cash-settled awards, such as stock appreciation rights, may be expected to result either in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to the intrinsic value method. Management of the Company currently is assessing the impact of adoption of SFAS No. 123(R), including measurement and reporting of related income tax effects, selection of an appropriate valuation model and determination of assumptions, as well as consideration of plan design issues.

    On May 19, 2004, the FASB approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003", effective for the first interim or annual period beginning after June 15, 2004. FSP 106-2 provides guidance on the accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") for employers that sponsor postretirement health care plans that provide prescription drug benefits. MMA introduced a new prescription drug benefit under Medicare that will go into effect in 2006 and also includes a Federal subsidy payable to plan sponsors equal to 28% of certain prescription drug benefits payable to

    Medicare-eligible retirees. The subsidy only is available to an employer that sponsors a retiree medical plan that includes a prescription drug benefit that is at least as valuable as (i.e., actuarially equivalent to) the new Medicare coverage. The subsidy is not subject to Federal income tax.

    Clarifying regulations are expected to be issued by the Centers for Medicare and Medicaid Services to address the interpretation and determination of actuarial equivalency under MMA. In accordance with the provisions of FSP 106-2, management and its actuarial advisors will re-evaluate actuarial equivalency as new information about its interpretation or determination become available. Management and its actuarial advisors have not as yet been able to conclude whether the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measurements of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost for these plans at and for the period ended December 31, 2004 do not reflect any amount associated with enactment of MMA, including the subsidy.

    Investments
    -----------

    The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

    Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

    Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

    Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

    Real estate investments meeting the following criteria are classified as real estate held-for-sale:
       o Management having the authority to approve the action commits the organization to a plan to sell the property.
       o The property is available for immediate sale in its present condition subject only to terms that are usual and customary forthe sale of such assets.
       o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
       o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
       o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
       o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

    Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

    Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2004 were not significant.

    Valuation allowances are netted against the asset categories to which they apply.

    Policy loans are stated at unpaid principal balances.

    Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

    Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

    Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

    All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

    Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
    --------------------------------------------------------------------

    Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

    Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

    Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

    Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

    Recognition of Insurance Income and Related Expenses
    ----------------------------------------------------

    Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

    Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

    For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

    Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

    Deferred Policy Acquisition Costs
    ---------------------------------

    Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

    For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

    A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.95% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.95% net of product weighted average Separate Account fees) and 0% (-2.05% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2004, current projections of future average gross market returns assume a 2.3% return for 2005, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 1.5 years.

    In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

    Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

    For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2004, the average rate of assumed investment yields, excluding policy loans, was 7.0% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

    For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

    Policyholders' Account Balances and Future Policy Benefits
    ----------------------------------------------------------

    Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

    AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

    For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

    For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.85% for annuity liabilities.

    Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

    Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $71.7 million and $69.9 million at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, respectively, $1,081.5 million and $1,069.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Incurred benefits related to current year..........  $        35.0       $       33.8       $       36.6
        Incurred benefits related to prior years...........           12.8               (2.8)              (6.3)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        47.8       $       31.0       $       30.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.9       $       12.1       $       11.5
        Benefits paid related to prior years...............           33.1               34.9               37.2
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        46.0       $       47.0       $       48.7
                                                            =================   ================   =================

    Policyholders' Dividends
    ------------------------

    The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

    At December 31, 2004, participating policies, including those in the Closed Block, represent approximately 16.5% ($32.6 billion) of directly written life insurance in-force, net of amounts ceded.

    Separate Accounts
    -----------------

    Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the general account in connection with the adoption of SOP 03-1 as of January 1, 2004.

    The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2004, 2003 and 2002, investment results of such Separate Accounts were gains (losses) of $2,191.4 million, $(466.2) million and $(4,740.7) million, respectively.

    Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

    Recognition of Investment Management Revenues and Related Expenses
    ------------------------------------------------------------------

    Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for certain private client transactions and institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

    Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2004 and

    2003, respectively, net deferred sales commissions totaled $254.5 million and $387.2 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2004 net balance for each of the next five years is approximately $20.7 million.

    Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

    Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount.

    Other Accounting Policies
    -------------------------

    In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.49 billion and $1.29 billion have been segregated in a special reserve bank custody account at December 31, 2004 and 2003, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

    Intangible assets related to the Bernstein acquisition include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. Other intangible assets are amortized on a straight-line basis over their estimated useful lives of twenty years.

    Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

    The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

    Minority interest subject to redemption rights represents the remaining 16.3 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired
    16.32 million of the former Bernstein shareholders' Alliance Units in 2004. The outstanding 16.3 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining five years ending in 2009.

    Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

    The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)  INVESTMENTS

    The following tables provide additional information relating to fixed maturities and equity securities:

                                                               GROSS              GROSS
                                          AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                             COST              GAINS              LOSSES            FAIR VALUE
                                        ---------------   -----------------  -----------------   ---------------
                                                                     (IN MILLIONS)
    DECEMBER 31, 2004
    Fixed Maturities:
      Available for Sale:
        Corporate.....................   $    22,285.8     $    1,684.3       $       45.3       $   23,924.8
        Mortgage-backed...............         3,472.4             47.7                9.7            3,510.4
        U.S. Treasury, government
          and agency securities.......           964.1             54.9                1.3            1,017.7
        States and political
          subdivisions................           187.1             20.6                 .8              206.9
        Foreign governments...........           245.1             47.2                 .1              292.2
        Redeemable preferred stock....         1,623.1            151.4                4.2            1,770.3
                                        ----------------- -----------------  -----------------  ----------------
          Total Available for Sale....   $    28,777.6     $    2,006.1       $       61.4       $   30,722.3
                                        ================= =================  =================  ================
    Equity Securities:
      Available for sale..............   $         1.0     $        1.2       $         .1       $        2.1
      Trading securities..............              .4              1.0                 .2                1.2
                                        ----------------- -----------------  -----------------  ----------------
    Total Equity Securities...........   $         1.4     $        2.2       $         .3       $        3.3
                                        ================= =================  =================  ================
    December 31, 2003
    Fixed Maturities:
      Available for Sale:
        Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
        Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
        U.S. Treasury, government
          and agency securities.......           812.3             58.7                 .5              870.5
        States and political
          subdivisions................           188.2             14.1                2.0              200.3
        Foreign governments...........           248.4             45.9                 .3              294.0
        Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                        ----------------- -----------------  -----------------  ----------------
          Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                        ================= =================  =================  ================
    Equity Securities:
      Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
      Trading securities..............             1.9               .6                1.5                1.0
                                        ----------------- -----------------  -----------------  ----------------
    Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                        ================= =================  =================  ================


    For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value having an amortized cost of $4,138.7 million and $4,462.1 million, respectively, had estimated fair values of $4,446.0 million and $4,779.6 million, respectively.

    The contractual maturity of bonds at December 31, 2004 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      878.8       $      895.5
        Due in years two through five..........................................       5,162.9            5,512.4
        Due in years six through ten...........................................      10,355.1           11,145.6
        Due after ten years....................................................       7,285.3            7,888.1
        Mortgage-backed securities.............................................       3,472.4            3,510.4
                                                                                ----------------   -----------------
        Total..................................................................  $   27,154.5       $   28,952.0
                                                                                ================   =================

    Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

    The following table discloses fixed maturities (636 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2004:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                   GROSS                         GROSS                          GROSS
                                ESTIMATED       UNREALIZED     ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE        LOSSES       FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             --------------- ---------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     1,709.6   $       20.0     $      545.4   $       25.3    $    2,255.0    $      45.3
     Mortgage-backed.......          776.5            8.5             69.6            1.2           846.1            9.7
     U.S. Treasury,
       Government and
       Agency securities...          138.4            1.1              4.8             .2           143.2            1.3
     States and political
       Subdivisions........            -              -               19.4             .8            19.4             .8
     Foreign governments...            5.0             .1              -              -               5.0             .1
     Redeemable
       Preferred stock.....           58.0            3.5             14.3             .7            72.3            4.2
                             --------------- ---------------  -------------  -------------   -------------  ------------
   Total Temporarily
     Impaired Securities ..  $     2,687.5   $       33.2     $      653.5   $       28.2    $    3,341.0   $       61.4
                             =============== ===============  =============  =============   =============  ============

    The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2004, approximately $987.3 million or 3.6% of the $27,154.5 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

    At December 31, 2004, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $15.5 million.

    The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2004 and 2003 were $891.0 million and $775.5 million, respectively.

    The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $17.6 million and $122.4 million at December 31, 2004 and 2003, respectively. Gross interest income on these loans included in net investment income aggregated $6.9 million, $7.8 million and $5.3 million in 2004, 2003 and 2002, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.5 million, $10.0 million and $6.8 million in 2004, 2003 and 2002, respectively.

    Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                     DECEMBER 31,
                                                                       ----------------------------------------
                                                                              2004                 2003
                                                                       -------------------  -------------------
                                                                                    (IN MILLIONS)
    Impaired mortgage loans with investment valuation allowances......   $         89.4       $        149.4
    Impaired mortgage loans without investment valuation allowances...             10.7                 29.1
                                                                       -------------------  -------------------
    Recorded investment in impaired mortgage loans....................            100.1                178.5
    Investment valuation allowances...................................            (11.3)               (18.8)
                                                                       -------------------  -------------------
    Net Impaired Mortgage Loans.......................................   $         88.8       $        159.7
                                                                       ===================  ===================

    During 2004, 2003 and 2002, respectively, the Company's average recorded investment in impaired mortgage loans was $148.3 million, $180.9 million and $138.1 million. Interest income recognized on these impaired mortgage loans totaled $11.4 million, $12.3 million and $10.0 million for 2004, 2003 and 2002, respectively.

    Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2004 and 2003, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $79.2 million and $143.2 million.

    The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2004 and 2003, the carrying value of equity real estate held-for-sale amounted to zero and $56.9 million, respectively. For 2004, 2003 and 2002, respectively, real estate of zero, $2.8 million and $5.6 million was acquired in satisfaction of debt. At December 31, 2004 and 2003, the Company owned $221.0 million and $275.8 million, respectively, of real estate acquired in satisfaction of debt of which $2.2 million and $3.6 million, respectively, are held as real estate joint ventures.

    Accumulated depreciation on real estate was $207.5 million and $189.6 million at December 31, 2004 and 2003, respectively. Depreciation expense on real estate totaled $20.8 million, $38.8 million and $18.0 million for 2004, 2003 and 2002, respectively.

    Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                   2004              2003                2002
                                                            ----------------    ----------------   -----------------
                                                                                 (IN MILLIONS)
    Balances, beginning of year..........................   $        20.5       $       55.0       $       87.6
    Additions charged to income..........................             3.9               12.2               32.5
    Deductions for writedowns and
      asset dispositions.................................           (13.1)             (15.2)             (65.1)
    Deduction for transfer of real estate held-for-sale
      to real estate held for the production of income...             -                (31.5)               -
                                                            ----------------    ----------------   -----------------
    Balances, End of Year................................   $        11.3       $       20.5       $       55.0
                                                            ================    ================   =================

    Balances, end of year comprise:
      Mortgage loans on real estate......................   $        11.3       $       18.8       $       23.4
      Equity real estate.................................             -                  1.7               31.6
                                                            ----------------    ----------------   -----------------
    Total................................................   $        11.3       $       20.5       $       55.0
                                                            ================    ================   =================

4)  EQUITY METHOD INVESTMENTS

    Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,008.2 million and $896.9 million, respectively, at December 31, 2004 and 2003. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $66.2 million, $4.3 million and $(18.3) million, respectively, for 2004, 2003 and 2002.

    Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 6 individual ventures at December 31, 2004 and 2003, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                        DECEMBER 31,
                                                                            ------------------------------------
                                                                                  2004                2003
                                                                            ----------------   -----------------
                                                                                         (IN MILLIONS)
    BALANCE SHEETS
    Investments in real estate, at depreciated cost........................  $       537.1      $       551.6
    Investments in securities, generally at estimated fair value...........          162.4              204.8
    Cash and cash equivalents..............................................           13.5               37.6
    Other assets...........................................................           23.0               22.8
                                                                            ----------------   -----------------
    Total Assets...........................................................  $       736.0      $       816.8
                                                                            ================   =================

    Borrowed funds - third party...........................................  $       254.3      $       259.7
    Other liabilities......................................................           17.4               19.5
                                                                            ----------------   -----------------
    Total liabilities......................................................          271.7              279.2
                                                                            ----------------   -----------------

    Partners' capital......................................................          464.3              537.6
                                                                            ----------------   -----------------
    Total Liabilities and Partners' Capital................................  $       736.0      $       816.8
                                                                            ================   =================

    The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       168.8
                                                                            ================   =================

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
    STATEMENTS OF EARNINGS
    Revenues of real estate joint ventures.............  $        95.2       $       95.6       $       98.4
    Net revenues (losses) of
      other limited partnership interests..............           19.8               26.0              (23.2)
    Interest expense - third party.....................          (16.9)             (18.0)             (19.8)
    Other expenses.....................................          (64.0)             (61.7)             (59.3)
                                                        -----------------   ----------------   -----------------
    Net Earnings (Losses)..............................  $        34.1       $       41.9       $       (3.9)
                                                        =================   ================   =================

    The Company's Equity in Net Earnings of These
      Entities Included Above..........................  $        11.0       $        5.0       $       12.8
                                                        =================   ================   =================

5)  NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

    The sources of net investment income follows:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Fixed maturities...................................  $     1,879.5       $    1,792.6       $    1,755.4
    Mortgage loans on real estate......................          249.6              279.5              314.8
    Equity real estate.................................          124.8              136.9              153.7
    Other equity investments...........................           78.4               49.3              (45.4)
    Policy loans.......................................          251.0              260.1              269.4
    Other investment income............................           92.0               66.8              114.1
                                                        -----------------   ----------------   -----------------

      Gross investment income..........................        2,675.3            2,585.2            2,562.0

      Investment expenses..............................         (173.9)            (198.3)            (184.8)
                                                        -----------------   ----------------   -----------------

    Net Investment Income..............................  $     2,501.4       $    2,386.9       $    2,377.2
                                                        =================   ================   =================

    Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Fixed maturities...................................  $        26.3       $     (100.7)      $     (374.3)
    Mortgage loans on real estate......................             .2                1.3                3.7
    Equity real estate.................................           11.6               26.8              101.5
    Other equity investments...........................           24.4                2.0                3.3
    Issuance and sales of Alliance Units...............            -                  -                   .5
    Other..............................................            2.5                8.3              (13.2)
                                                        -----------------   ----------------   -----------------
      Investment gains (losses), net...................  $        65.0       $      (62.3)      $     (278.5)
                                                        =================   ================   =================

    Writedowns of fixed maturities amounted to $36.4 million, $193.2 million and $312.8 million for 2004, 2003 and 2002, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

    For 2004, 2003 and 2002, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,908.3 million, $4,773.5 million and $7,176.3 million. Gross gains of $47.7 million, $105.1 million and $108.4 million and gross losses of $9.7 million, $39.5 million and $172.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2004, 2003 and 2002 amounted to $.8 million, $416.8 million and $1,047.8 million, respectively.

    In 2004, 2003 and 2002, respectively, net unrealized holding gains (losses) on trading account equity securities of $.3 million, $2.1 million, and $.5 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.2 million and $1.0 million and costs of $.4 million and $1.9 million at December 31, 2004 and 2003, respectively.

    For 2004, 2003 and 2002, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $70.4 million, $76.5 million and $92.1 million, respectively.

    Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Balance, beginning of year.........................  $       892.8       $      681.1       $      215.5
    Changes in unrealized investment gains (losses)....          (12.8)             440.8            1,049.9
    Changes in unrealized investment (gains) losses
      attributable to:
        Participating group annuity contracts,
           Closed Block policyholder dividend
           obligation and other........................           (1.5)             (53.0)            (157.3)
        DAC............................................           (2.5)             (65.7)            (174.1)
        Deferred income taxes..........................           (1.9)            (110.4)            (252.9)
                                                        -----------------   ----------------   -----------------
    Balance, End of Year...............................  $       874.1       $      892.8       $      681.1
                                                        =================   ================   =================

                                                                  2004                2003              2002
                                                         ----------------    -----------------  ----------------
                                                                               (IN MILLIONS)
    Balance, end of year comprises:
      Unrealized investment gains (losses) on:
        Fixed maturities...............................  $     2,003.2       $    2,015.7       $    1,572.0
        Other equity investments.......................            1.2                1.5               (1.5)
        Other..........................................          (28.1)             (28.1)             (22.2)
                                                         ----------------    -----------------  ----------------
          Total........................................        1,976.3            1,989.1            1,548.3
      Amounts of unrealized investment (gains) losses
        attributable to:
          Participating group annuity contracts,
            Closed Block policyholder dividend
            obligation and other.......................         (275.7)            (274.2)            (221.2)
          DAC..........................................         (342.2)            (339.7)            (274.0)
          Deferred income taxes........................         (484.3)            (482.4)            (372.0)
                                                         ----------------    -----------------  ----------------
    Total..............................................  $       874.1       $      892.8       $      681.1
                                                         ================    =================  ================

    Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)  ACCUMULATED OTHER COMPREHENSIVE INCOME

    Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)

    Unrealized gains on investments....................  $       874.1       $      892.8       $      681.1
                                                        -----------------   ----------------   -----------------
    Total Accumulated Other
      Comprehensive Income.............................  $       874.1       $      892.8       $      681.1
                                                        =================   ================   =================

    The components of other comprehensive income for the past three years follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Net unrealized gains (losses) on investments:
      Net unrealized gains arising during
        the period.....................................  $        69.4       $      416.6       $    1,008.9
      (Gains) losses reclassified into net earnings
        during the period..............................          (82.2)              24.2               41.0
                                                        -----------------   ----------------   -----------------
    Net unrealized gains on investments................          (12.8)             440.8            1,049.9
    Adjustments for policyholders liabilities,
        DAC and deferred income taxes..................           (5.9)            (229.1)            (584.3)
                                                        -----------------   ----------------   -----------------

    Change in unrealized (losses) gains, net of
        adjustments....................................          (18.7)             211.7              465.6
    Change in minimum pension liability................            -                  -                   .1
                                                        -----------------   ----------------   -----------------
    Total Other Comprehensive (Loss) Income............  $       (18.7)      $      211.7       $      465.7
                                                        =================   ================   =================

 7) CLOSED BLOCK

    The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

    If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force,

    Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

    Summarized financial information for the Closed Block is as follows:

                                                                             DECEMBER 31,         December 31,
                                                                                 2004                 2003
                                                                           -----------------    -----------------
                                                                                       (IN MILLIONS)

    CLOSED BLOCK LIABILITIES:
    Future policy benefits, policyholders' account balances and other....  $     8,911.5        $     8,972.1
    Policyholder dividend obligation.....................................          264.3                242.1
    Other liabilities....................................................          122.1                129.5
                                                                           -----------------    -----------------
    Total Closed Block liabilities.......................................        9,297.9              9,343.7
                                                                           -----------------    -----------------

    ASSETS DESIGNATED TO THE CLOSED BLOCK:
    Fixed maturities, available for sale, at estimated fair value
      (amortized cost of $5,488.6 and $5,061.0)..........................        5,823.2              5,428.5
    Mortgage loans on real estate........................................        1,098.8              1,297.6
    Policy loans.........................................................        1,322.5              1,384.5
    Cash and other invested assets.......................................           37.1                143.3
    Other assets.........................................................          187.0                199.2
                                                                           -----------------    -----------------
     Total assets designated to the Closed Block.........................        8,468.6              8,453.1
                                                                           -----------------    -----------------

    Excess of Closed Block liabilities over assets designated to
       the Closed Block..................................................          829.3                890.6

    Amounts included in accumulated other comprehensive income:
       Net unrealized investment gains, net of deferred income tax expense of $24.6 and $43.9 and policyholder dividend
         obligation of $264.3 and $242.1.................................           45.7                 81.6
                                                                           -----------------    -----------------

    Maximum Future Earnings To Be Recognized From Closed Block
       Assets and Liabilities............................................  $       875.0        $       972.2
                                                                           =================    =================


    Closed Block revenues and expenses were as follows:

                                                                2004               2003                 2002
                                                           ----------------   ----------------   --------------------
                                                                               (IN MILLIONS)

    REVENUES:
    Premiums and other income............................   $      471.0       $      508.5       $       543.8
    Investment income (net of investment
       expenses of $.3, $2.4, and $5.4)..................          554.8              559.2               582.4
    Investment gains (losses), net.......................           18.6              (35.7)              (47.0)
                                                           ----------------   ----------------   --------------------
    Total revenues.......................................        1,044.4            1,032.0             1,079.2
                                                           ----------------   ----------------   --------------------

    BENEFITS AND OTHER DEDUCTIONS:
    Policyholders' benefits and dividends................          887.3              924.5               980.2
    Other operating costs and expenses...................            3.5                4.0                 4.4
                                                           ----------------   ----------------   --------------------
    Total benefits and other deductions..................          890.8              928.5               984.6
                                                           ----------------   ----------------   --------------------

    Net revenues before income taxes.....................          153.6              103.5                94.6
    Income tax expense...................................          (56.4)             (37.5)              (34.7)
                                                           ----------------   ----------------   --------------------
    Net Revenues.........................................   $       97.2       $       66.0       $        59.9
                                                           ================   ================   ====================

    Reconciliation of the policyholder dividend obligation is as follows:

                                                                                       DECEMBER 31,
                                                                            ------------------------------------
                                                                                 2004                2003
                                                                            ----------------   -----------------
                                                                                       (IN MILLIONS)
    Balance at beginning of year...........................................  $       242.1      $       213.3
    Unrealized investment gains............................................           22.2               28.8
                                                                            ----------------   -----------------
    Balance at End of Year ................................................  $       264.3      $       242.1
                                                                            ================   =================

    Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                      DECEMBER 31,
                                                                           ------------------------------------
                                                                                2004                2003
                                                                           ----------------   -----------------
                                                                                      (IN MILLIONS)
    Impaired mortgage loans with investment valuation allowances...........  $        59.5      $        58.3
    Impaired mortgage loans without investment valuation allowances........            2.3                5.8
                                                                            ----------------   -----------------
    Recorded investment in impaired mortgage loans.........................           61.8               64.1
    Investment valuation allowances........................................           (4.2)              (3.7)
                                                                            ----------------   -----------------
    Net Impaired Mortgage Loans............................................  $        57.6      $        60.4
                                                                            ================   =================

    During 2004, 2003 and 2002, the Closed Block's average recorded investment in impaired mortgage loans was $64.2 million, $51.9 million and $26.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $2.7 million and $2.1 million for 2004, 2003 and 2002, respectively.

    Valuation allowances amounted to $4.0 million and $3.6 million on mortgage loans on real estate and zero and $.1 million on equity real estate at December 31, 2004 and 2003, respectively. Writedowns of fixed maturities amounted to $10.8 million, $37.8 million and $40.0 million for 2004, 2003 and 2002, respectively.

8)  OTHER DISCONTINUED OPERATIONS

    Summarized financial information for Other Discontinued Operations follows:

                                                                                     DECEMBER 31,
                                                                          --------------------------------------
                                                                                2004                 2003
                                                                          -----------------    -----------------
                                                                                      (IN MILLIONS)
    BALANCE SHEETS
    Fixed maturities, available for sale, at estimated fair value
      (amortized cost of $643.6 and $644.7)..............................  $      702.1         $      716.4
    Equity real estate...................................................         190.1                198.2
    Mortgage loans on real estate........................................          21.4                 63.9
    Other equity investments.............................................           4.4                  7.5
    Other invested assets................................................            .3                   .2
                                                                          -----------------    -----------------
      Total investments..................................................         918.3                986.2
    Cash and cash equivalents............................................         150.2                 63.0
    Other assets.........................................................          33.3                110.9
                                                                          -----------------    -----------------
    Total Assets.........................................................  $    1,101.8         $    1,160.1
                                                                          =================    =================

    Policyholders liabilities............................................  $      844.6         $      880.3
    Allowance for future losses..........................................         132.7                173.4
    Other liabilities....................................................         124.5                106.4
                                                                          -----------------    -----------------
    Total Liabilities....................................................  $    1,101.8         $    1,160.1
                                                                          =================    =================

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    STATEMENTS OF EARNINGS
    Investment income (net of investment
      expenses of $17.2, $21.0 and $18.1)..............  $        68.5       $       70.6       $       69.7
    Investment gains, net..............................            3.6                5.4               34.2
    Policy fees, premiums and other income.............            -                  -                   .2
                                                        -----------------   ----------------   -----------------
    Total revenues.....................................           72.1               76.0              104.1

    Benefits and other deductions......................          (99.4)              89.4               98.7
    (Losses charged) earnings credited  to allowance
      for future losses................................          (27.3)             (13.4)               5.4
                                                        -----------------   ----------------   -----------------
    Pre-tax loss from operations.......................            -                  -                  -
    Pre-tax earnings from releasing the allowance
      for future losses................................           12.0                5.2                8.7
    Income tax expense.................................           (4.1)              (1.8)              (3.1)
                                                        -----------------   ----------------   -----------------
    Earnings from Other
      Discontinued Operations..........................  $         7.9       $        3.4       $        5.6
                                                        =================   ================   =================

    The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

    Valuation allowances of zero and $2.5 million on mortgage loans on real estate were held at December 31, 2004 and 2003, respectively. During 2004, 2003 and 2002, discontinued operations' average recorded investment in impaired mortgage loans was $8.4 million, $16.2 million and $25.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.0 million, $1.3 million and $2.5 million for 2004, 2003 and 2002, respectively.

9)  GMDB, GMIB, GMWB AND NO LAPSE GUARANTEES

    Variable Annuity Contracts - GMDB and GMIB

    The Company issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

    a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

    d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2004:

                                                              GMDB               GMIB                TOTAL
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
      Paid guarantee benefits..........................          (65.6)               -                (65.6)
      Other changes in reserves........................            6.5              (31.9)             (25.4)
                                                        -----------------   ----------------   -----------------
    Balance at December 31, 2003.......................           69.3               85.6              154.9
      Paid guarantee benefits..........................          (46.8)               -                (46.8)
      Other changes in reserve.........................           45.1               32.0               77.1
                                                        -----------------   ----------------   -----------------
    Balance at December 31, 2004.......................  $        67.6       $      117.6       $      185.2
                                                        =================   ================   =================

    Related GMDB reinsurance ceded amounts were:

                                                              GMDB
                                                        -----------------
    Balance at December 31, 2002.......................  $        21.5
      Paid guarantee benefits..........................          (18.5)
      Other changes in reserves........................           14.2
                                                        -----------------
    Balance at December 31, 2003.......................           17.2
      Paid guarantee benefits..........................          (12.9)
      Other changes in reserve.........................            6.0
                                                        -----------------
    Balance at December 31, 2004.......................  $        10.3
                                                        =================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

    The December 31, 2004 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                             RETURN
                                                               OF
                                                            PREMIUM      RATCHET    ROLL-UP     COMBO      TOTAL
                                                            -------      -------    -------     -----      -----
                                                                           (DOLLARS IN MILLIONS)
GMDB:
-----
  Account Value (1).....................................  $ 30,176     $6,264      $8,265    $10,935     $55,640
  Net amount at risk, gross ............................     $ 965       $623      $1,852        $15      $3,455
  Net amount at risk, net of amounts reinsured..........     $ 963       $419      $1,113        $15      $2,510
  Average attained age of Contractholders...............      49.6       60.1        62.6       60.3        52.0
  Percentage of Contractholders over age 70.............      7.3%       21.7%      28.2%      20.5%       10.9%
  Range of guaranteed minimum return rates..............      N/A        N/A        3%-6%      3%-6%       3%-6%

GMIB:
-----
  Account Value (2).....................................       N/A        N/A      $5,834    $14,892     $20,726
  Net amount at risk, gross ............................       N/A        N/A        $372          -        $372
  Net amount at risk, net of amounts reinsured..........       N/A        N/A         $92          -         $92
  Weighted average years remaining until annuitization..       N/A        N/A         3.7        9.2         7.3
  Range of guaranteed minimum return rates..............       N/A        N/A       3%-6%      3%-6%       3%-6%

    (1) Included General Account balances of $11,711 million, $220 million, $136 million and $440 million, respectively, for a total of $12,507 million.

    (2) Included General Account balances of $1 million and $641 million, respectively, for a total of $642 million.

    For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

    For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

    In 2003, AXA Equitable initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2004, the total account value and net amount at risk of contracts were $20,887 million and $21 million, respectively, for the GMDB hedge program and $7,446 million and zero, respectively, for the GMIB hedge program.

    In third quarter 2004, AXA Equitable began to sell variable annuity contracts with guaranteed minimum withdrawal benefits ("GMWB"). At December 31, 2004, the reserve for such benefits was zero.

    The following table presents the aggregate fair value of assets, by major investment fund option, held by Separate Accounts that are subject to GMDB and GMIB benefits and guarantees. Since variable contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                DECEMBER 31,       December 31,
                                                                                    2004               2003
                                                                               ----------------  ------------------
                                                                                          (IN MILLIONS)
    GMDB:
       Equity...............................................................    $   32,088        $    26,159
       Fixed income.........................................................         4,192              3,815
       Balanced.............................................................         5,342              2,761
       Other................................................................         1,551              1,497
                                                                               ----------------  ------------------
       Total................................................................    $   43,173        $    34,232
                                                                               ================  ==================

    GMIB:
       Equity...............................................................    $   14,325        $    10,025
       Fixed income.........................................................         2,425              2,319
       Balanced.............................................................         2,768                725
       Other................................................................           565                711
                                                                               ----------------  ------------------
       Total................................................................    $   20,083        $    13,780
                                                                               ================  ==================

    Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
    ----------------------------------------------------------------------------

    The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due.

    The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

    The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:

                                                                 DIRECT           REINSURANCE
                                                               LIABILITY             CEDED                NET
                                                            -----------------   -----------------   -----------------
                                                                                 (IN MILLIONS)
      Balance at December 31, 2003.......................    $        37.4       $        -          $       37.4
        Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
        Other changes in reserve.........................              6.5               (4.4)                2.1
                                                            -----------------   -----------------   -----------------
      Balance at December 31, 2004.......................    $        20.5       $       (6.1)       $       14.4
                                                            =================   =================   =================

10) SHORT-TERM AND LONG-TERM DEBT

    Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                          --------------------------------------
                                                                                2004                2003
                                                                          -----------------   ------------------
                                                                                        (IN MILLIONS)
    Short-term debt:
    Current portion of long-term debt...................................  $       399.9        $          -
    Promissory note, 1.44% ..............................................         248.3                248.3
                                                                          -----------------    -----------------
    Total short-term debt................................................         648.2                248.3
                                                                          -----------------    -----------------

    Long-term debt:
    AXA Equitable:
      Surplus notes, 6.95%, due 2005.....................................           -                  399.8
      Surplus notes, 7.70%, due 2015.....................................         199.8                199.8
                                                                          -----------------    -----------------
          Total AXA Equitable............................................         199.8                599.6
                                                                          -----------------    -----------------
    Alliance:
      Senior Notes, 5.625%, due 2006.....................................         399.2                398.8
      Other..............................................................           8.3                  6.5
                                                                          -----------------    -----------------
          Total Alliance.................................................         407.5                405.3
                                                                          -----------------    -----------------

    Total long-term debt.................................................         607.3              1,004.9
                                                                          -----------------    -----------------

    Total Short-term and Long-term Debt..................................  $    1,255.5         $    1,253.2
                                                                          =================    =================

    Short-term Debt
    ---------------

    AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

    On July 9, 2004, AXA and certain of its subsidiaries entered into a
    (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

    AXA Equitable has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2005, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

    At December 31, 2004 and 2003, the Company had pledged real estate of $307.1 million and $309.8 million, respectively, as collateral for certain short-term debt.

    Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2004. At December 31, 2004, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

    At December 31, 2004, Alliance maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2004, no amounts were outstanding under the ECN program.

    Long-term Debt
    --------------

    At December 31, 2004, the Company was not in breach of any debt covenants.

    At December 31, 2004, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $408.4 million for 2006, zero for 2007, 2008 and 2009, and $200.0 million thereafter.

    In August 2001, Alliance issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which Alliance may issue up to $600.0 million in senior debt securities. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11) INCOME TAXES

    A summary of the income tax expense in the consolidated statements of earnings follows:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Income tax expense:
      Current expense (benefit)........................  $       358.9       $      112.5       $     (400.0)
      Deferred expense.................................           37.4              128.0              450.9
                                                        -----------------   ----------------   -----------------
    Total..............................................  $       396.3       $      240.5       $       50.9
                                                        =================   ================   =================

    The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Expected income tax expense........................  $       586.0       $      332.6       $      360.0
    Minority interest..................................         (110.4)             (58.7)            (128.3)
    Separate Account investment activity...............          (63.3)             (29.1)            (159.3)
    Non-taxable investment income......................          (22.6)             (20.8)               3.4
    Non-deductible penalty.............................            -                 14.8                -
    Adjustment of tax audit reserves...................            7.7               (9.9)             (34.2)
    Non-deductible goodwill and other intangibles......            2.7                -                  -
    Other..............................................           (3.8)              11.6                9.3
                                                        -----------------   ----------------   -----------------
    Income Tax Expense.................................  $       396.3       $      240.5       $       50.9
                                                        =================   ================   =================

    The components of the net deferred income taxes are as follows:

                                                   DECEMBER 31, 2004                  December 31, 2003
                                            ---------------------------------  ---------------------------------
                                                ASSETS         LIABILITIES         Assets         Liabilities
                                            ---------------  ----------------  ---------------   ---------------
                                                                       (IN MILLIONS)
    Compensation and related benefits......  $       -        $      213.9      $        -        $     271.8
    Reserves and reinsurance...............        945.1               -               801.9              -
    DAC....................................          -             2,026.8               -            1,855.6
    Unrealized investment gains............          -               483.7               -              482.4
    Investments............................          -               557.9               -              525.3
    Other..................................          -                41.9               6.7              -
                                            ---------------  ----------------  ---------------   ---------------
    Total..................................  $     945.1      $    3,324.2      $      808.6      $   3,135.1
                                            ===============  ================  ===============   ===============

    In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

    In 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.

12) REINSURANCE AGREEMENTS

    The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

    During 2004, the Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis, retaining up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

    At December 31, 2004, the Company had reinsured in the aggregate approximately 27.4% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75.3% of its current liability exposure resulting from the GMIB feature.

    Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2004 and 2003 were $90.0 million and $29.0 million, respectively. The increase (decrease) in estimated fair value was $61.0 million and $(91.0) million for the years ended December 31, 2004 and 2003, respectively.

    At December 31, 2004 and 2003, respectively, reinsurance recoverables related to insurance contracts amounted to $2.55 billion and $2.46 billion. Reinsurance payables related to insurance contracts totaling $27.9 million and $27.5 million are included in other liabilities in the consolidated balance sheets.

    The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $387.4 million and $389.7 million at December 31, 2004 and 2003, respectively.

    The Insurance Group also cedes a portion of its extended term insurance, paid up life insurance and guaranteed interest contracts and substantially all of its individual disability income through various coinsurance agreements.

    In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2004 and 2003 were $653.0 million and $587.5 million, respectively.

    The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       828.9       $      913.8       $      954.6
        Reinsurance assumed................................          191.2              153.2              181.4
        Reinsurance ceded..................................         (140.5)            (177.6)            (190.8)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       879.6       $      889.4       $      945.2
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       134.8       $      100.3       $       96.6
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       344.7       $      390.9       $      346.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        50.2       $       49.7       $       54.6
                                                            =================   ================   =================

13) EMPLOYEE BENEFIT PLANS

    The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. AXA Equitable's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

    Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2004 to the qualified plans of $10.0 million. The Company expected to require no cash contributions to the qualified plans to satisfy the minimum funding requirements for the year ended 2005.

    Components of net periodic pension expense (credit) follow:

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $        34.6       $       31.8       $       32.1
        Interest cost on projected benefit obligations.....          121.9              122.6              125.3
        Expected return on assets..........................         (170.9)            (173.9)            (181.8)
        Net amortization and deferrals.....................           64.7               53.4                6.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        50.3       $       33.9       $      (18.0)
                                                            =================   ================   =================

    The projected benefit obligations under the pension plans were comprised of:

                                                                                       December 31,
                                                                             -----------------------------------
                                                                                 2004                2003
                                                                             ---------------   -----------------
                                                                                       (In Millions)
    Benefit obligations, beginning of year.................................  $    2,013.3       $    1,883.9
    Service cost...........................................................          28.6               26.8
    Interest cost..........................................................         121.9              122.6
    Actuarial losses ......................................................         184.0              113.5
    Benefits paid..........................................................        (135.8)            (133.5)
                                                                             ---------------   -----------------
    Benefit Obligations, End of Year.......................................  $    2,212.0       $    2,013.3
                                                                             ===============   =================

    The change in plan assets and the funded status of the pension plans was as follows:

                                                                                          December 31,
                                                                                ----------------------------------
                                                                                    2004               2003
                                                                                ---------------   ----------------
                                                                                         (In Millions)
    Plan assets at fair value, beginning of year..............................  $    2,015.1      $     1,785.4
    Actual return on plan assets..............................................         243.9              359.7
    Contributions.............................................................          11.4               10.0
    Benefits paid and fees....................................................        (143.7)            (140.0)
                                                                                ---------------   ----------------
    Plan assets at fair value, end of year....................................       2,126.7            2,015.1
    Projected benefit obligations.............................................       2,212.0            2,013.3
                                                                                ---------------   ----------------
    (Underfunding) excess of plan assets over projected benefit obligations...         (85.3)               1.8
    Unrecognized prior service cost...........................................          (9.8)             (34.8)
    Unrecognized net loss from past experience different
      from that assumed.......................................................         927.5              904.3
    Unrecognized net asset at transition......................................          (1.3)              (1.3)
                                                                                ---------------   ----------------
    Prepaid Pension Cost, Net.................................................  $      831.1      $       870.0
                                                                                ===============   ================

    The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $852.4 million and $886.4 million and the accrued liability for pension plans with accumulated benefit obligations in excess of plan assets was $21.3 million and $16.4 million at December 31, 2004 and 2003, respectively.

    The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                             DECEMBER 31,
                                                      ---------------------------------------------------------
                                                               2004                             2003
                                                      ---------------------------      ------------------------
                                                                             (IN MILLIONS)
                                                             ESTIMATED                    Estimated
                                                            FAIR VALUE         %          Fair Value       %
                                                      --------------------    ----     ----------------   -----
    Corporate and government debt securities.......    $       450.1          21.2     $      438.2       21.7
    Equity securities..............................          1,468.0          69.0          1,387.4       68.9
    Equity real estate ............................            192.8           9.1            184.8        9.2
    Short-term investments.........................             14.9            .7              2.1         .1
    Other..........................................               .9            -               2.6         .1
                                                      --------------------             ---------------
    Total Plan Assets..............................    $     2,126.7                   $     2,105.1
                                                      ====================             ===============

    The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. Strategy with respect to asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

    A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

    The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2004 and 2003.

                                                                                     AXA Financial
                                                                            --------------------------------
                                                                                2004               2003
                                                                                ----               ----
    Discount rate:
      Benefit obligation...............................................        5.75%              6.25%
      Periodic cost....................................................        6.25%              6.75%

    Rate of compensation increase:
      Benefit obligation and periodic cost.............................        5.75%              5.78%

    Expected long-term rate of return on plan assets (periodic cost)...         8.5%               8.5%

    As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

    The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were zero and zero, respectively, at December 31, 2004, and $51.1 million and $37.3 million, respectively, at December 31, 2003. The accumulated benefit obligation for all defined benefit pension plans was $2,072.6 million and $1,933.5 million at December 31, 2004 and 2003, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was zero at December 31, 2004 and $73.6 million at December 31, 2003.

    Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $23.2 million, $24.5 million and $26.0 million for 2004, 2003 and 2002, respectively.

    The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2005, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2004 and include benefits attributable to estimated future employee service.

                                               PENSION BENEFITS
                                             --------------------
                                                 (IN MILLIONS)
                  2005.......................  $     146.3
                  2006.......................        156.2
                  2007.......................        159.4
                  2008.......................        161.3
                  2009.......................        163.8
                  Years 2010 - 2014..........        842.0

    On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "MMA") was signed into law. It introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit, however, detailed regulations necessary to implement and administer the MMA have not yet been issued. Management and its actuarial advisors have not been able to conclude as yet whether the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measures of the accumulated postretirement benefit obligations and net periodic postretirement benefit cost for these plans at and for the year ended December 31, 2004 do not reflect any amounts associated with enactment of MMA, including the subsidy.

    Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $140.4 million, $124.2 million and $101.4 million for 2004, 2003 and 2002, respectively (including $61.3 million, $85.1 million and $63.7 million for 2004, 2003 and 2002, respectively, relating to the Bernstein deferred compensation plan).

14) DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

    Derivatives
    -----------

    The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2004, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

    Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2004 the outstanding notional amount of interest rate floors was $12.0 billion. For the year ended December 31, 2004 net unrealized losses of $3.9 million and no realized gains were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

    The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $20,887 million at December 31, 2004, and in 2004, initiated a similar program to hedge certain risks, associated with the GMIB feature of certain annuity products with a total account value of $7,446 million at December 31, 2004. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. The Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2004 the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and NASDAQ 100 indices, having an aggregate notional amount of $956.7 million and an initial margin requirement of $51.2 million. Contracts are net settled daily. At December 31, 2004, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having an aggregate notional amount of $156.7 million and an initial margin requirement of $1.3 million. Contracts are net settled daily. For the year ended December 31, 2004, net realized losses of $63.1 million and net unrealized losses of $20.6 million were recognized from futures contracts utilized in this program and were partially offset by a similar decline in the GMDB and GMIB reserve.

    The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the NAIC.

    All derivatives outstanding at December 31, 2004 and 2003 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                      DECEMBER 31,
                                                                           ------------------------------------
                                                                                2004                2003
                                                                           ----------------   -----------------
                                                                                      (IN MILLIONS)
    Notional Amount by Derivative Type:
      Options:
        Floors..........................................................    $   12,000         $   12,000
        Bond and equity-based futures...................................         1,113                275
                                                                           ----------------   -----------------
      Total.............................................................    $   13,113         $   12,275
                                                                           ================   =================

    At December 31, 2004 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

    All gains and losses on derivative financial instruments utilized by the Company in 2004 and 2003 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2004 and 2003, respectively, investment results, principally in net investment income, included gross gains of $26.2 million and $.6 million and gross losses of $114.2 million and $42.6 million that were recognized on derivative positions.

    Fair Value of Financial Instruments
    -----------------------------------

    The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

    Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2004 and 2003.

    Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

    Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

    The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

    The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

    Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

    The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                       DECEMBER 31,
                                            --------------------------------------------------------------------
                                                          2004                               2003
                                            ---------------------------------  ---------------------------------
                                               CARRYING         ESTIMATED         Carrying         Estimated
                                                VALUE          FAIR VALUE          Value           Fair Value
                                            ---------------  ----------------  ---------------   ---------------
                                                                       (IN MILLIONS)
    Consolidated:
    Mortgage loans on real estate..........  $    3,131.9     $     3,321.4     $     3,503.1     $    3,761.7
    Other limited partnership interests....         891.0             891.0             775.5            775.5
    Policy loans...........................       3,831.4           4,358.2           3,894.3          4,481.9
    Policyholders liabilities:
      Investment contracts.................      17,755.5          18,175.5          16,817.0         17,245.9
    Long-term debt.........................         607.3             665.9           1,004.9          1,105.7

    Closed Block:
    Mortgage loans on real estate..........  $    1,098.8     $     1,162.9     $     1,297.6     $    1,386.0
    Other equity investments...............           3.8               3.8              14.2             14.2
    Policy loans...........................       1,322.5           1,535.4           1,384.5          1,626.7
    SCNILC liability.......................          13.1              13.1              14.8             14.9

    Other Discontinued Operations:
    Mortgage loans on real estate..........  $       21.4     $        23.1     $        63.9     $       69.5
    Other equity investments...............           4.4               4.4               7.5              7.5
    Guaranteed interest contracts..........           6.8               6.8              17.8             16.3
    Long-term debt.........................         101.7             101.7             101.7            101.7

15) COMMITMENTS AND CONTINGENT LIABILITIES

    In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2004, these arrangements included commitments by the Company to provide equity financing of $418.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

    AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

    The Company had $60.5 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2004. AXA Equitable had $29.2 million in commitments under existing mortgage loan agreements at December 31, 2004.

    In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2004, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16) LITIGATION

    A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable, Equitable Variable Life Insurance Company ("EVLICO", which was merged into AXA Equitable effective January 1, 1997), and AXA Life like other life and health insurers, from time to time are involved in such litigations.

    In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased AXA Equitable deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law (the "GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserted causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply AXA Equitable's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint. In February 2004, the District Court issued a decision withdrawing without prejudice defendants' motion to dismiss the second amended complaint with leave to refile because the parties did not comply with the court's Individual Motion Practices. In March 2004, defendants filed a renewed motion to dismiss the second amended complaint.

    In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. AXA Equitable answered the amended complaint. In July 2004, the court dismissed Emerald's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, Emerald filed an amended complaint, to which AXA Equitable filed an answer asserting several affirmative defenses. AXA Equitable also filed a partial motion to dismiss the amended complaint. In August 2004, Emerald filed a motion to dismiss several affirmative defenses, which motion was granted in September 2004. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

    After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to AXA Equitable's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. AXA Equitable answered defendants' remaining counterclaims. In July 2004, AXA Equitable filed a motion to dismiss this action on the ground that there is no subject matter (diversity) jurisdiction. In September 2004, the court dismissed AXA Equitable's action and retained jurisdiction over Emerald's counterclaims in that action.

    In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In May 2004, the complaint was served on AXA Equitable and EQAT. In July 2004, DH2 filed an amended complaint adding the individual trustees as defendants. In October 2004, all defendants filed a motion to dismiss the amended complaint. In March 2005, the Court granted the motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. DH2 has until April 2005 to file a Second Amended Complaint consistent with the Court's decision.

    In November 2004, a fairness hearing in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, a previously disclosed lawsuit, was held and a settlement was approved effective as of January 2005. Management believes that the settlement of Fischel will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

    A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing.

    In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that AXA Equitable improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, AXA Equitable filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, AXA Equitable filed its opposition to the motion for class certification. In March 2004, the District Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy." Discovery has concluded and the parties have filed cross motions for summary judgment. The case has been removed from the trial calendar pending a decision on these motions.

    In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the Malhotra action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on AXA Equitable's alleged failure to register as an investment company. According to the complaint, AXA Equitable was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from AXA Equitable on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by AXA Equitable on those products, and an injunction against the payment of any dividends by AXA Equitable to the Holding Company. In June 2003, AXA Equitable filed a motion to dismiss the complaint. In June 2004, plaintiff, in connection with a settlement of a proceeding entitled ECKERT V. AXA ADVISORS, LLC, ET. AL. which was filed with the National Association of Securities Dealers, Inc., released his putative class action claim against AXA Equitable. In June 2004, plaintiff's counsel filed a motion for withdrawal of plaintiff from the putative class action lawsuit and intervention by another member of the putative class as plaintiff. In March 2005, the Court granted the motion to intervene by another member of the putative class and denied AXA Equitable's motion to dismiss without prejudice to refile the motion after the new complaint is filed.

    The ten similar and previously disclosed putative class action lawsuits, arising out of the Holding Company's acquisition of MONY, and filed between September and October 2003, against the Holding Company (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of the Holding Company ("AIMA")), MONY and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC. ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP, INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP, INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA V. THE MONY GROUP, INC., ET AL.; MARTIN
    V. ROTH, ET AL.; and MUSKAL V. THE MONY GROUP, INC., ET AL. (collectively, the "MONY Stockholder Litigation") have been settled and dismissed with prejudice. The Company's management believes that the settlement of the MONY Stockholder Litigation will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

    Related to the MONY Stockholder Litigation, the Holding Company, MONY and MONY's directors were named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, INC., ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against the Holding Company. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. In NORTH BORDER, in September 2004, the plaintiff agreed that it would not object to the proposed settlement before the Delaware Court of Chancery and that following a final judgment approving the settlement by the Delaware Court of Chancery, the plaintiff would dismiss its action against all defendants with prejudice. A stipulation of discontinuance for the North Border action was filed with the New York State Supreme Court in November 2004.

    In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder. The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

    In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. The lawsuit asserts causes of action for negligence, gross negligence, breach of contract, and breach of fiduciary duty and seeks unspecified compensatory and punitive damages, plus prejudgment interest, attorneys' fees and costs. In June 2004, AXA Equitable removed the case to Federal court and in July 2004 filed a motion to dismiss. In July 2004, plaintiff filed a motion to remand the action to state court. In August 2004, the court stayed the action pending a decision by the U.S. Court of Appeals for the Seventh Circuit in a case filed against Putnam Funds et al. (to which the Holding Company is not a party) regarding removal pursuant to the Securities Litigation Uniform Standards Act under similar circumstances. In February 2005, the Baltimore Federal court entered a Conditional Transfer Order, conditionally transferring the case to Federal court in Baltimore, Maryland, where the majority of so-called market timing cases against various fund families have been transferred.

    ALLIANCE LITIGATION

    In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the ENRON Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery.

    In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION
    V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1-rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. The Amended SBA Complaint seeks rescissionary damages for all purchases of stocks that were not 1-rated, as well as damages for those that were not sold on a downgrade. During the third quarter of 2004, the SBA asserted in discovery that its Enron-related and 1-rated stock-related damages (including statutory interest) are approximately $2.9 billion. In November 2004, each party moved for partial summary judgment. In January 2005, the court granted, in part, Alliance's motion. Trial commenced in March 2005.

    In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("Jaffe Complaint") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of
    Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended Jaffe Complaint. That motion is pending.

    In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("Goggins Complaint") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. In
    December 2004, the court granted Alliance's motion and dismissed the case. In January 2005, plaintiff appealed the court's decision.

    In October 2003, a purported class action complaint entitled ERB ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB Complaint") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In June 2004, plaintiff filed an amended complaint ("Amended Erb Complaint") in the Circuit Court of St. Clair County, Illinois. The Amended Erb Complaint allegations are substantially similar to those contained in the previous complaint, however, the Amended Erb Complaint adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by Alliance's Large Cap Growth Team. The Amended Erb Complaint alleges that Alliance breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, Alliance removed the Erb action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, Alliance filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss Alliance's appeal. These motions are pending.

    Market Timing-Related Matters

    In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against Alliance, Alliance Holding, ACMC, the Holding Company, the AllianceBernstein Funds, the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

    Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against Alliance and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974 ("ERISA"), certain state securities statutes and common law. All of these lawsuits seek an unspecified amount of damages.

    In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). In March 2004 and April 2004, the MDL Panel issued orders conditionally transferring the state court cases against Alliance and numerous others to the Mutual Fund MDL. Transfer of all of these actions subsequently became final. Plaintiffs in three of these four actions moved to remand the actions back to state court. In June 2004, the Court issued an interim opinion deferring decision on plaintiffs' motions to remand until a later stage in the proceedings. Subsequently, the plaintiff in the state court individual action moved the Court for reconsideration of that interim opinion and for immediate remand of her case to state court, and that motion is pending. Defendants are not yet required to respond to the complaints filed in the state court derivative actions.

    In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of Alliance. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between Alliance and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by Alliance. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits.

    The Holding Company, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the Alliance Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. The Holding Company is named as a defendant in the mutual fund complaint and the ERISA complaint. Alliance recorded charges to income totaling $330 million during the second half 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2004, Alliance paid $296 million related to these matters (including $250 million to the restitution fund) and has cumulatively paid $302 million. Accordingly, it is possible that additional charges in the future may be required.

    Revenue Sharing-Related Matters

    In June 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against Alliance, Alliance Holding, ACMC, The Holding Company, AllianceBernstein Investment Research and Management, Inc., a wholly-owned subsidiary of Alliance ("ABIRM"), certain current and former directors of the AllianceBernstein Funds, and unnamed Doe defendants. The Aucoin Complaint names the AllianceBernstein Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services,
    (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

    Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against Alliance and certain other defendants, and others may be filed. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of AllianceBernstein Funds.

    In February 2005, plaintiffs filed a consolidated amended class action complaint that asserts claims substantially similar to the Aucion Complaint and the nine additional lawsuits referenced above.

    Directed Brokerage

    Alliance and approximately twelve other investment management firms were mentioned publicly in connection with the settlement by the SEC of charges that Morgan Stanley violated Federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas, and the NASD has issued requests for information, to Alliance in connection with this matter and Alliance has provided documents and other information to the SEC and the NASD and is cooperating fully with their investigations. On March 11, 2005, discussions commenced with the NASD that Alliance's management believes will conclude these investigations. Accordingly, Alliance recorded a $5 million charge against 2004 earnings.

    Proof of Claim-Related Matters

    In January 2005, a purported class action complaint entitled CHARLES DAVIDSON AND BERNARD SAMSON, ET AL. V. BRUCE W. CALVERT, ET AL. ("Davidson Complaint") was filed against Alliance Capital, ABIRM, various current and former directors of ACMC, and unnamed Doe defendants in the United States District Court for the Southern District of New York by alleged shareholders of AllianceBernstein Funds. The Davidson Complaint alleges that Alliance Capital, as investment advisor to the AllianceBernstein Funds, and the other defendants breached their fiduciary duties arising under Sections 36(a), 36(b) and 47(b) of the Investment Company Act by failing to ensure that the AllianceBernstein Funds participated in certain securities class action settlements for which the Funds were eligible. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, and forfeiture of all commissions and fees paid to the defendants.

    Two additional lawsuits making factual allegations substantially similar to those in the Davidson Complaint were filed against Alliance Capital and certain defendants not affiliated with Alliance Capital, and others may be filed. One of the lawsuits was brought as a class action in the United States District Court for the District of Massachusetts on behalf of alleged shareholders of the Mass Mutual family of funds. The other lawsuit was brought as a class action in the United States District Court for the Eastern District of Pennsylvania on behalf of alleged shareholders of the Vanguard family of funds. Both additional lawsuits: (i) assert claims against Alliance Capital in connection with sub-advisory services provided by Alliance Capital to the respective fund families; (ii) assert claims substantially identical to the Davidson Complaint; and (iii) seek relief substantially identical to the Davidson Complaint.

                         ------------------------------

    Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

    In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17) LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2005 and the four successive years are $131.9 million, $121.1 million, $110.7 million, $102.8 million, $90.9 million and $715.8 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2005 and the four successive years is $11.5 million, $4.1million, $3.3 million, $2.9 million, $2.3 million and $17.5 million thereafter.

    At December 31, 2004, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2005 and the four successive years is $74.4 million, $77.6 million, $70.9 million, $73.8 million, $72.4 million and $708.5 million thereafter.

    The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2005 and the four successive years are $.9 million and $.6 million, $.3 million, $.3 million and $.2 million, respectively.

18) INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

    AXA Equitable is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $433.1 million during 2005. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2004, 2003 and 2002, the Insurance Group statutory net income totaled $571.4 million, $549.4 million and $451.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,287.3 million and 4,555.7 million at December 31, 2004 and 2003, respectively. In 2004, 2003 and 2002, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $400.0 million and $500.0 million.

    At December 31, 2004, the Insurance Group, in accordance with various government and state regulations, had $32.8 million of securities deposited with such government or state agencies.

    At December 31, 2004 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2004.

    Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

    The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Net change in statutory surplus and
      capital stock....................................  $       196.8       $       43.4       $   (1,354.7)
    Change in AVR......................................          528.1              152.2             (464.7)
                                                        -----------------   ----------------   -----------------
    Net change in statutory surplus, capital stock
      and AVR..........................................          724.9              195.6           (1,819.4)
    Adjustments:
      Future policy benefits and policyholders'
        account balances...............................         (398.8)            (245.7)             255.2
      DAC..............................................          529.2              556.1              458.1
      Deferred income taxes............................          122.5               30.9             (634.6)
      Valuation of investments.........................           10.1               39.6              (74.8)
      Valuation of investment subsidiary...............         (460.3)            (321.6)           1,399.4
      Change in fair value of guaranteed minimum
        income benefit reinsurance contracts...........           61.0              (91.0)             120.0
      Shareholder dividends paid.......................          500.0              400.0              500.0
      Changes in non-admitted assets...................          (74.7)             (35.1)             384.2
      Other, net.......................................          (98.9)              (2.1)             (23.7)
      GAAP adjustments for Other Discontinued
        Operations.....................................           14.9               (2.3)              23.0
                                                        -----------------   ----------------   -----------------
    Net Earnings of the Insurance Group................  $       929.9       $      524.4       $      587.4
                                                        =================   ================   =================

                                                                              DECEMBER 31,
                                                        ---------------------------------------------------------
                                                              2004               2003                2002
                                                        -----------------   ----------------   ------------------
                                                                             (IN MILLIONS)

    Statutory surplus and capital stock................  $     4,331.5       $    4,134.7       $    4,091.3
    AVR................................................          870.0              341.9              189.7
                                                        -----------------   ----------------   ------------------
    Statutory surplus, capital stock and AVR...........        5,201.5            4,476.6            4,281.0
    Adjustments:
      Future policy benefits and policyholders'
        account balances...............................       (1,882.1)          (1,483.3)          (1,237.6)
      DAC..............................................        6,813.9            6,290.4            5,801.0
      Deferred income taxes............................       (1,770.4)          (1,729.8)          (1,835.8)
      Valuation of investments.........................        2,237.6            2,196.3            1,629.6
      Valuation of investment subsidiary...............       (1,973.3)          (1,513.0)          (1,191.4)
      Fair value of guaranteed minimum income benefit
        reinsurance contracts..........................           90.0               29.0              120.0
      Non-admitted assets..............................        1,055.5            1,130.2            1,162.3
      Issuance of surplus notes........................         (599.7)            (599.6)            (599.6)
      Other, net.......................................          147.9               77.7              157.2
      GAAP adjustments for Other Discontinued
        Operations.....................................          (96.4)            (103.9)            (108.7)
                                                        -----------------   ----------------   ------------------
    Equity of the Insurance Group......................  $     9,224.5       $    8,770.6       $    8,178.0
                                                        =================   ================   ==================

19) BUSINESS SEGMENT INFORMATION

    The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

    The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

    The Investment Services segment is principally comprised of the investment management business of Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by Alliance that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

    Intersegment investment advisory and other fees of approximately $118.4 million, $103.0 million and $102.2 million for 2004, 2003 and 2002, respectively, are included in total revenues of the Investment Services segment.

    The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
    SEGMENT REVENUES:
    Insurance..........................................   $     5,447.7       $     4,734.4     $     4,673.4
    Investment Services................................         3,031.5             2,738.5           2,744.9
    Consolidation/elimination..........................           (82.8)              (70.4)            (71.3)
                                                         -----------------   ----------------  ------------------
    Total Revenues.....................................   $     8,396.4       $     7,402.5     $     7,347.0
                                                         =================   ================  ==================

    SEGMENT EARNINGS (LOSS) FROM CONTINUING
      OPERATIONS BEFORE INCOME
      TAXES AND MINORITY INTEREST:
    Insurance..........................................   $       946.3       $       631.6     $       437.9
    Investment Services................................           728.8               318.6             590.7
    Consolidation/elimination..........................             (.9)                -                 -
                                                         -----------------   ----------------  ------------------
    Total Earnings from Continuing Operations
       before Income Taxes
       and Minority Interest...........................   $     1,674.2       $       950.2     $     1,028.6
                                                         =================   ================  ==================

                                                                              DECEMBER 31,
                                                         --------------------------------------------------------
                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
    ASSETS:

    Insurance..........................................   $   110,141.1       $    98,822.1     $    80,638.7
    Investment Services................................        14,326.3            15,410.1          14,160.3
    Consolidation/elimination..........................            26.7                33.1              27.3
                                                         -----------------   ----------------  ------------------
    Total Assets.......................................   $   124,494.1       $   114,265.3     $    94,826.3
                                                         =================   ================  ==================

20) QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

    The quarterly results of operations for 2004 and 2003 are summarized below:

                                                                THREE MONTHS ENDED
                                   ------------------------------------------------------------------------------
                                       MARCH 31           JUNE 30            SEPTEMBER 30          DECEMBER 31
                                   -----------------  -----------------   ------------------   ------------------
                                                                   (IN MILLIONS)

    2004
    Total Revenues................  $     2,124.2      $     2,019.7       $    2,093.5         $    2,159.0
                                   =================  =================   ==================   ==================

    Earnings from
      Continuing Operations.......  $       227.4      $       269.3       $      204.6         $      192.5
                                   =================  =================   ==================   ==================

    Net Earnings..................  $       226.6      $       270.5       $      220.2         $      212.6
                                   =================  =================   ==================   ==================

    2003
    Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                   =================  =================   ==================   ==================

    Earnings from
      Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                   =================  =================   ==================   ==================

    Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                   =================  =================   ==================   ==================

21) ACCOUNTING FOR STOCK-BASED COMPENSATION

    The Holding Company sponsors a stock incentive plan for employees of AXA Equitable. Alliance sponsors its own stock option plans for certain employees.

    In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase in the Stock Appreciation Rights liability of $14.3 million and $12.0 for 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2004 and 2003.

    The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Holding Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method:

                                                              2004               2003                 2002
                                                        -----------------   ----------------   -------------------
                                                                              (IN MILLIONS)
    Net income, as reported............................  $       929.9       $      524.4       $      587.4
    Less: total stock-based employee compensation
       expense determined under fair value method for
       all awards, net of income tax benefit...........          (21.4)             (35.8)             (36.0)
                                                        -----------------   ----------------   -------------------
    Pro Forma Net Earnings.............................  $       908.5       $      488.6       $      551.4
                                                        =================   ================   ===================

    The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2004, 2003 and 2002 follow:

                                               HOLDING COMPANY                           ALLIANCE
                                   -----------------------------------------   ------------------------------
                                       2004           2003         2002          2004      2003       2002
                                   -------------  ------------- ------------   --------- ---------- ---------
     Dividend yield...............    2.24%          2.48%         2.54%         3.5       6.1%      5.80%

     Expected volatility..........     43%            46%           46%          32%        32%       32%

     Risk-free interest rate......    2.86%          2.72%         4.04%         4.0%      3.0%       4.2%

     Expected life in years.......      5              5             5            5          7         7

     Weighted average fair value
       per option at grant date...    $6.94          $4.39         $6.30        $8.00      $5.96     $5.89


    A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2004.


                                                       HOLDING COMPANY                         ALLIANCE
                                             ------------------------------------  ---------------------------------
                                                                    WEIGHTED                           WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS          EXERCISE           UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             -------------------  ---------------  --------------- -----------------
        Balance at January 1, 2002.......         30.0              $31.55              15.9           $33.58
          Granted........................          6.7              $17.24               2.4           $33.32
          Exercised......................          (.2)             $10.70              (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12               (.5)          $42.99
                                             -------------------                   ---------------

        Balance at December 31, 2002.....         35.3              $25.14              16.4           $34.92
          Granted........................          9.1              $12.60                .1           $35.01
          Exercised......................         (1.7)              $7.85              (1.2)          $17.26
          Forfeited......................         (1.8)             $25.16              (1.5)          $43.27
                                             -------------------                   ---------------

        Balance at December 31, 2003.....         40.9              $23.04              13.8           $35.55
          Granted........................          7.2              $20.66                .1           $33.00
          Exercised......................         (2.5)             $14.82              (2.5)          $18.43
          Forfeited......................         (1.6)             $23.74              (1.8)          $46.96
                                             -------------------                   ---------------

        Balance at December 31, 2004              44.0              $23.03               9.6           $37.82
                                             ===================                   ===============

    Information about options outstanding and exercisable at December 31, 2004 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        ------------------  ------------------- ---------------- ---------------   ------------------   ----------------
              AXA ADRs
        ------------------
          $6.33 - $8.97               .2               1.08            $7.65               .2                 $7.65
          $10.13 - $15.12           10.1               7.39           $12.66              4.4                $12.81
          $15.91 - $22.84           15.5               7.35           $19.42              7.1                $18.51
          $25.96 - $32.87           13.1               3.65           $30.65             12.3                $30.64
          $35.85                     5.1               4.48           $35.85              5.1                $35.85
                              -----------------                                    ------------------
          $6.33 - $35.85            44.0                              $23.03             29.1                $25.71
                              =================                                    ==================

            Alliance
        ------------------
          $8.81-$18.47               1.2               2.25           $15.31              1.2                $15.31
          $25.63-$30.25              2.2               4.40           $28.05              2.1                $28.06
          $32.52-$48.50              3.1               7.01           $39.18              1.7                $42.03
          $50.15-$50.56              1.7               6.92           $50.25              1.0                $50.25
          $51.10-$58.50              1.4               5.95           $53.77              1.1                $53.76
                              -----------------                                    ------------------
          $8.81-$58.50               9.6               5.66           $37.82              7.1                $36.41
                              =================                                    ==================

    The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

    In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2004, approximately 11.3 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and .1 million Alliance Holding units were subject to awards made under this plan.

22) RELATED PARTY TRANSACTIONS

    The Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $55.0 million and $57.6 million, respectively, for 2004 and 2003.

    The Company paid $658.8 million and $639.1 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2004 and 2003. The Company charged AXA Distribution's subsidiaries $293.1 million and $304.4 million, respectively, for their applicable share of operating expenses for 2004 and 2003, pursuant to the Agreements for Services.

    In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

    Both AXA Equitable and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and Alliance to AXA under such agreements totaled approximately $30.2 million and $16.7 million in 2004 and 2003, respectively. Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $38.9 million and $32.5 million in 2004 and 2003, respectively.

    In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $28.6 million and $9.0 million of premiums and $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2004 and 2003, respectively.

    In 2004, as a result of the Holding Company's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the writeoff of capitalized software. During 2004, total severance payments made to employees totaled $5.0 million.

    Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)

    Investment advisory and services fees..............   $       744.6       $       748.1     $       763.2
    Distribution revenues..............................           447.3               436.0             467.5
    Shareholder servicing fees.........................            87.5                94.3             101.6
    Other revenues.....................................             8.8                11.4              10.2
    Brokerage..........................................             4.2                 4.4               7.0

23) SALE OF ALLIANCE CASH MANAGEMENT BUSINESS

    On October 28, 2004, Alliance announced that Alliance and Federated Investors, Inc. ("Federated") had reached a definitive agreement for Federated to acquire Alliance's cash management business. Under the agreement, up to $29.0 billion in assets from 22 third-party-distributed money market funds of AllianceBernstein Cash Management Services, will be transitioned into Federated money market funds at December 31, 2004. The transaction will not include the assets of AllianceBernstein Exchange Reserves, Inc., which will continue to be available to investors in other AllianceBernstein mutual funds. In addition, Alliance will continue to meet the liquidity needs of investors in its private client, managed account and institutional investment management businesses. The capital gain, net of income taxes and minority interest, that would be recognized upon the closing of the transaction in 2005 is not expected to be material to the Company. Estimated contingent payments received from Federated in the five years following the closing are expected to be similar in amount to the business's anticipated profit contribution over that period. The overall effect on earnings is, therefore, expected to be immaterial.

Appendix A

--------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.


DIRECTORS


------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life and MONY America (since July 2004); Director of
AXA                                    AXA Equitable (since September 1993); Chairman of the Board of AXA
25, Avenue Matignon                    Financial (since April 1998); Vice Chairman (February 1996 to April
75008 Paris, France                    1998). Chairman of the Management Board (since May 2001) and Chief
                                       Executive Officer of AXA (January 2000 to May 2002); Vice Chairman of
                                       AXA's Management Board (January 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the AXA Group. Director of
                                       Alliance Capital Management Corporation, the general partner of
                                       Alliance Holding and Alliance. A former Director of Donaldson, Lufkin and Jenrette ("DLJ") (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------
Claus-Michael Dill                     Director, MONY Life (since July 2004); Director of AXA Equitable
AXA Konzern AG                         (since May 2000). Chairman of the Management Board of AXA Konzern AG
Colonia-Allee 10-20                    (since June 1999). Member of the AXA Group Management Board (since
D-51067 Cologne, Germany               April 1999). Prior thereto, member of the Holding Management Board of
                                       Gerling-Konzern in Cologne (1995 to April 1999). Chairman of the
                                       Management Board of AXA Versicherung AG, AXA Lebensversicherung AG,
                                       AXA Lebensversicherungs AG, AXA Service AG (since June 1999) and AXA
                                       Bank AG, Director of AXA Financial (since May 2000).
------------------------------------------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life and MONY America (since July 2004); Director of
AXA                                    AXA Equitable (since February 1998). Member of the AXA Management
25, Avenue Matignon                    Board (since February 2003) and Chief Financial Officer (since May
75008 Paris, France                    2003), prior thereto, Executive Vice President, Control and Strategy,
                                       AXA (January 2000 to May 2003); prior thereto Senior Executive Vice
                                       President, International (US-UK-Benelux) AXA (January 1997 to January
                                       2000); Member of the AXA Executive Committee (since January 2000);
                                       Director, AXA Financial (since November 2003), Alliance Capital
                                       Management Corporation (since February 1996) and various AXA affiliated companies. Former Director of DLJ (February 1997 to
                                       November 2000).
------------------------------------------------------------------------------------------------------------------
John C. Graves                         Director, MONY Life and MONY America (since July 2004); Director of
Graves Ventures, LLC and               AXA Equitable (since September 2002). President and Chief Operating
Earl G. Graves, Ltd.                   Officer, Graves Ventures, LLC (since January 2001); Chief of Staff,
130 Fifth Avenue                       Earl G. Graves, Ltd. (since March 1993) and President of Black
New York, NY 10011                     Enterprise Unlimited (unknown to present); Director, AXA Financial
                                       (since September 2002); Trustee, Meharry Medical College (since
                                       September 2001); President, Catholic Big Brothers, Inc. (since June
                                       1992).
------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                  Director, MONY Life and MONY America (since July 2004); Retired
Henderson Advisory Consulting          Corporate Vice President, Core Business Development of Bestfoods (June
425 East 86th St.                      1999 to December 2000). Prior thereto, President, Bestfoods Grocery
New York, NY 10028                     (formerly CPC International, Inc.) and Vice President, Bestfoods (1997
                                       to 2000). Director, Del Monte Foods Co., PACTIV Corporation and The
                                       "Shell" Transport and Trading Company, plc.; Former Director, Hunt
                                       Corporation (1992 to 2002); Director, AXA Financial and AXA Equitable
                                       (since December 1996).
------------------------------------------------------------------------------------------------------------------
James F. Higgins                       Director, MONY Life and MONY America (since July 2004); Director of
Morgan Stanley                         AXA Equitable (since December 2002). Senior Advisor, Morgan Stanley
Harborside Financial Center            (since June 2000); Director/Trustee, Morgan Stanley Funds (since June
Plaza Two, Second Floor                2000); Director, AXA Financial (since December 2002); President and
Jersey City, NJ 07311                  Chief Operating Officer -- Individual Investor Group, Morgan Stanley
                                       Dean Witter (June 1997 to June 2000); President and Chief Operating
                                       Officer -- Dean Witter Securities, Dean Witter Discover & Co. (1993 to
                                       May 1997); Director and Chairman of the Executive Committee,
                                       Georgetown University Board of Regents; Director, The American Ireland
                                       Fund; Member, The American Association of Sovereign Military Order of
                                       Malta.
------------------------------------------------------------------------------------------------------------------





                                                                            A(1)

------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain                       Director, MONY Life and MONY America (since July 2004); Director of
Jarmain Group Inc.                     AXA Equitable (since July 1992). President, Jarmain Group Inc. (since
77 King Street West                    1979); and officer of director of several affiliated companies.
Suite 4545                             Director, AXA Insurance (Canada), Anglo Canada General Insurance
Toronto, Ontario M5K 1K2               Company, Alliance Capital Management Corporation, AXA Pacific
Canada                                 Insurance Company and AXA Australia, a former Alternate Director, AXA
                                       Asia Pacific Holdings Limited (December 1999 to September 2000) and a
                                       former Director of DLJ (October 1992 to November 2000). Director of
                                       AXA Financial (since July 1992).
------------------------------------------------------------------------------------------------------------------
Christina M. Johnson                   Director, MONY Life and MONY America (since July 2004); Director of
Christina M. Johnson Associates        AXA Equitable (since September 2002). Former President and Chief
200 Railroad Ave.                      Executive Officer of Saks Fifth Avenue Enterprises (February 2001 to
Greenwich, CT 06830                    October 2003); President and Chief Executive Officer, Saks Fifth
                                       Avenue (February 2000 to February 2001); Director, AXA Financial
                                       (since September 2002); Director, Women In Need, Inc.; Regional Vice
                                       President for the Greater New York Area, National Italian American
                                       Foundation.
------------------------------------------------------------------------------------------------------------------
Scott D. Miller                        Director, MONY Life and MONY America (since July 2004); Director of
Six Sigma Academy                      AXA Equitable (since September 2002). President, Six Sigma Academy
315 East Hopkins Street                (since May 2004). Prior thereto Vice Chairman (March 2003 to May 2004),
Aspen, CO 81611                        Hyatt Hotels Corporation; President (January 2000 to March 2003);
                                       Director, AXA Financial (since September 2002); Director, Schindler
                                       Holdings, Ltd. (since January 2002); Director, Interval International
                                       (January 1998 to June 2003); Executive Vice President, Hyatt
                                       Development Corporation (1997 to 2000).
------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                       Director, MONY Life and MONY America (since July 2004); Director of
Ameritrade Holding Corporation         AXA Equitable (since November 2002). Chief Executive Officer,
4211 South 102nd Street                Ameritrade Holding Corporation (since March 2001); Director, AXA
Omaha, NE 68127                        Financial (since November 2002); Senior Vice President, Merrill Lynch
                                       & Co., Inc. (1984 to March 2001).
------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                         Director, MONY Life and MONY America (since July 2004); Director of
St. John's University                  AXA Equitable (since March 1999); Special Assistant to the President,
101 Murray Street                      St. John's University (since September 2003); prior thereto, Dean,
New York, NY 10007                     Peter J. Tobin College of Business, St. John's University (August 1998
                                       to September 2003). Director, Alliance Capital Management Corporation
                                       (since May 2000); The CIT Group, Inc. (May 1984 to June 2001, June
                                       2002 to present), H. W. Wilson Company and Junior Achievement of New
                                       York, Inc. and Member and Officer of Rock Valley Tool, LLC. Director
                                       of AXA Financial (since March 1999) and Director, P.A. Consulting
                                       (since 1999).
------------------------------------------------------------------------------------------------------------------



OFFICERS - DIRECTORS


------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address      Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert                          Director, MONY Life and MONY America (since July 2004); Director of
Alliance Capital Management Corporation   AXA Equitable (since May 2001); Director (since October 1992),
1345 Avenue of the Americas               Chairman of the Board (May 2001 to December 2004) and Chief Executive
New York, NY 10105                        Officer (January 1999 to June 2003), Alliance Capital Management
                                          Corporation; Vice Chairman (May 1993 to April 2001) and Chief
                                          Investment Officer (May 1993 to January 1999), Alliance Capital
                                          Management Corporation; Director, AXA Financial (since May 2001); Vice
                                          Chairman of the Board of Trustees of Colgate University; Trustee of
                                          the Mike Wolk Heart Foundation; Member of the Investment Committee of
                                          the New York Community Trust.
------------------------------------------------------------------------------------------------------------------


A(2)

------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------
Christopher M. Condron                 Director, Chairman of the Board, President and Chief Executive
                                       Officer, MONY Life and MONY America (since July 2004); Director,
                                       Chairman of the Board, President and Chief Executive Officer, MONY
                                       Holdings, LLC (since July 2004); Director, Chairman of the Board,
                                       President (since May 2002) and Chief Executive Officer, AXA Equitable
                                       (since May 2001); Director, President and Chief Executive Officer, AXA
                                       Financial (since May 2001); Chairman of the Board and Chief Executive
                                       Officer, AXA Financial Services, LLC (since May 2001); Member of AXA's
                                       Management Board (since May 2001); Director, Alliance Capital
                                       Management Corporation (since May 2001); Director, Chairman of the
                                       Board, President and Chief Executive Officer, AXA Life and Annuity
                                       Company (since June 2001); Director, The Advest Group, Inc. (July 2004
                                       to present); Director, The American Ireland Fund (since 1999); Board of Trustees of The University of Scranton (1995 to 2002); Member of
                                       the Investment Company Institute's Board of Governors (since October
                                       2001; prior thereto, October 1997 to October 2000) and Executive
                                       Committee (1998 to 2000); Former Trustee of The University of
                                       Pittsburgh and St. Sebastian's Country Day School; Former Director of
                                       the Massachusetts Bankers Association; President and Chief Operating
                                       Officer, Mellon Financial Corporation (1999 to 2001); Chairman and
                                       Chief Executive Officer, Dreyfus Corporation (1995 to 2001).
------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin                       Director, Vice Chairman of the Board and Chief Financial Officer, MONY
                                       Life and MONY America (since July 2004); Vice Chairman of the Board and Chief Financial Officer, MONY Holdings, LLC (since July 2004);
                                       Director, Vice Chairman of the Board (since February 1998) and Chief
                                       Financial Officer (since May 1996), AXA Equitable. Director (since
                                       November 2003), Vice Chairman of the Board (since November 1999) and
                                       Chief Financial Officer (since May 1997) and prior thereto, Executive
                                       Vice President (May 1996 to November 1999), Senior Executive Vice
                                       President (February 1998 to November 1999), AXA Financial, Executive
                                       Vice President, Member of the Executive Committee and Management Board
                                       of AXA. Director, Vice Chairman and Chief Financial Officer (since
                                       December 1999) AXA Life and Annuity Company; AXA Financial Services,
                                       LLC and AXA Distribution Holding Corp. (since September 1999).
                                       Director, Chairman U.S. Financial Life Insurance Company (Sept. 2004
                                       to present); Director, The Advest Group, Inc. (July 2004 to present).
                                       Director, Alliance Capital Management Corporation (since July 1997).
                                       Formerly a Director of DLJ (from June 1997 to November 2000). Prior thereto, Co-Chairman, Insurance Consulting and Actuarial Practice,
                                       Coopers & Lybrand, L.L.P.
------------------------------------------------------------------------------------------------------------------



OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years

------------------------------------------------------------------------------------------------------------------
Leon B. Billis                         Executive Vice President, MONY Life and MONY America (since July
                                       2004); Executive Vice President (since February 1998) and AXA Group
                                       Deputy Chief Information Officer (since February 2001); Director,
                                       President and Chief Executive Officer, AXA Technology Services (since
                                       2002); prior thereto, Chief Information Officer (November 1994 to
                                       February 2001), AXA Equitable and AXA Financial Services, LLC (since
                                       September 1999). Previously held other officerships with AXA
                                       Equitable.
------------------------------------------------------------------------------------------------------------------
Jennifer Blevins                       Executive Vice President, MONY Life and MONY America (since July
                                       2004); Executive Vice President (since January 2002), AXA Equitable;
                                       Executive Vice President (since January 2002), AXA Financial Services,
                                       LLC; prior thereto, Senior Vice President and Managing Director,
                                       Worldwide Human Resources, Chubb and Son, Inc. (1999 to 2001); Senior
                                       Vice President and Deputy Director of Worldwide Human Resources, Chubb
                                       and Son, Inc. (1998 to 1999).
------------------------------------------------------------------------------------------------------------------
Harvey Blitz                           Senior Vice President (since July 2004) MONY Life and MONY America;
                                       Senior Vice President (September 1987 to present) AXA Equitable;
                                       Senior Vice President (since July 1992) AXA Financial, Inc.; Senior
                                       Vice President (since September 1999) AXA Financial Services, LLC;
                                       Senior Vice President since December 1999) AXA Life and Annuity
                                       Company; Director and Chairman of the Board (since June 2003) Frontier
                                       Trust Company, FSB ("Frontier"); Director (since July 1999) AXA
                                       Advisors LLC (formerly, "EQF" (until September 1999)); Senior Vice
                                       President (since July 1999) and former Director (July 1999 until July
                                       2004) AXA Network, LLC (formerly EquiSource); Director and Officer of various AXA Equitable affiliates.
------------------------------------------------------------------------------------------------------------------


                                                                            A(3)

------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                         Senior Vice President and Treasurer (July 2004 to present), and Chief
                                       Investment Officer (September 2004 to present), MONY Financial
                                       Services, Inc., MONY Holdings, LLC., MONY Life Insurance Company and
                                       MONY Life Insurance Company of America. Senior Vice President (July
                                       1997 to present), Treasurer (September 1993 to present) and Chief
                                       Investment Officer (September 2004 to present), and prior thereto,
                                       Vice President (February 1989 to July 1997), Deputy Treasurer (until
                                       September 1993), AXA Equitable. Senior Vice President (September 1997
                                       to present), Treasurer (September 1993 to present) and Chief
                                       Investment Officer (September 2004 to present), and prior thereto,
                                       Vice President (May 1992 to September 1997) and Assistant Treasurer
                                       (May 1992 to September 1993), AXA Financial, Inc. Senior Vice
                                       President and Treasurer (since September 1999) and Chief Investment
                                       Officer (since September 2004), AXA Financial Services, LLC. Director
                                       (since July 2004), The Advest Group, Inc. and Boston Advisors, Inc.
                                       Director, Chairman of the Board and President (since July 2004), MONY
                                       Capital Management, Inc. Director, Senior Vice President and Treasurer
                                       (since July 2004), MONY Benefits Management Corp. Director and
                                       Chairman of the Board (since July 2004), Matrix Private Equities, Inc.
                                       and Matrix Capital Markets Group, Inc. Director and Treasurer (since
                                       July 2004), 1740 Advisers, Inc. Director, Executive Vice President and
                                       Treasurer (since July 2004), MONY Asset Management, Inc., MONY Realty
                                       Capital, Inc., MONY Realty Partners, Inc. and MONY Agricultural
                                       Investment Advisers, Inc. President and Treasurer (since October
                                       2004), MONY International Holdings, LLC. Director, President and
                                       Treasurer (since November 2004), MONY Life Insurance Company of the
                                       Americas, Ltd. and MONY Bank & Trust Company of the Americas, Ltd.
                                       Director and Deputy Treasurer (since December 2001), AXA Technology
                                       Services. Senior Vice President and Treasurer (since December 1997),
                                       AXA Life & Annuity Company. Treasurer, Frontier Trust Company, FSB
                                       (since June 2000); and AXA Network, LLC (since December 1999).
                                       Director (since July 1998), Chairman (since August 2000), and Chief
                                       Executive Officer (since September 1997), Equitable Casualty Insurance
                                       Company. Senior Vice President and Treasurer, AXA Distribution Holding
                                       Corporation (since November 1999); and AXA Advisors, LLC (since
                                       December 2001). Director, Chairman, President and Chief Executive
                                       Officer (August 1997 to June 2002), Equitable JV Holding Corporation.
                                       Director (since July 1997), and Senior Vice President and Chief
                                       Financial Officer (since April 1998), ACMC, Inc. Director, President and Chief Executive Officer (since December 2003), AXA Financial
                                       (Bermuda) Ltd. Treasurer (November 2000 to December 2003), Paramount
                                       Planners, LLC. Vice President and Treasurer (March 1997 to December
                                       2002) EQ Advisors Trust. Director (July 1997 to May 2001) and
                                       President and CEO (August 1997 to May 2001), EQ Services, Inc.
                                       Director, AXA Alternative Advisors, Inc. (formerly AXA Global
                                       Structured Products).
------------------------------------------------------------------------------------------------------------------
Richard Dziadzio                       Executive Vice President (July 2004 to present) of MONY Life Insurance
                                       Company and MONY Life Insurance Company of America. Executive Vice
                                       President (September 2004 to present) AXA Equitable. Executive Vice
                                       President (September 2004 to present) of AXA Financial Services, LLC;
                                       Director (July 2004 to present) of AXA Advisors, LLC. Director (July
                                       2004 to present) of The Advest Group, Inc.; Director (July 2004 to present) of MONY Capital Management, Inc., MONY Realty Capital, Inc.,
                                       MONY Realty Partners, Inc. and MONY Agricultural Investment Advisers,
                                       Inc.; Director (July 2004 to present) of Matrix Capital Markets Group,
                                       Inc. and Matrix Private Equities, Inc.; Director (July 2004 to
                                       present) of MONY Securities Corporation; Director (July 2004 to
                                       present) of 1740 Advisers, Inc. Director (November 2004 to present) of
                                       Frontier Trust Company, FSB; Business Support and Development
                                       (February 2001 to June 2004) of GIE AXA; Head of Finance
                                       Administration (November 1998 to February 2001) of AXA Real Estate
                                       Investment Managers.
------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell                      Executive Vice President, MONY Life and MONY America (since July
                                       2004); Executive Vice President (since December 2001), AXA Equitable;
                                       prior thereto, Senior Vice President (December 1999 to December 2001);
                                       Senior Vice President and Controller, GreenPoint Financial/GreenPoint
                                       Bank (May 1994 to November 1999); Executive Vice President (since
                                       December 2001), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------


A(4)

------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------
Stuart L. Faust                        Senior Vice President and Deputy General Counsel, MONY Life and MONY
                                       America (since July 2004); Senior Vice President and Deputy General
                                       Counsel, MONY Holdings, LLC (since July 2004); Senior Vice President
                                       (since September 1997) and Deputy General Counsel (since November
                                       1999), AXA Equitable; prior thereto, Senior Vice President and
                                       Associate General Counsel (September 1997 to October 1999); Senior
                                       Vice President and Deputy General Counsel (September 2001 to present),
                                       AXA Financial; Senior Vice President (since September 1999) and Deputy
                                       General Counsel (since November 1999), AXA Financial Services, LLC.
                                       Senior Vice President and Deputy General Counsel, AXA Life and Annuity
                                       Company.
------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                      Senior Vice President and Controller, MONY Life and MONY America
                                       (since July 2004); Senior Vice President and Controller, AXA
                                       Equitable, AXA Financial, AXA Financial Services, LLC and MONY
                                       Holdings, LLC. Senior Vice President and Controller, AXA Life and
                                       Annuity Company (since December 1999). Previously held other officerships with AXA Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------
Paul J. Flora                          Senior Vice President and Auditor (since July 2004) of MONY Financial
                                       Services, Inc., MONY Holdings, LLC, MONY Life Insurance Company and
                                       MONY Life Insurance Company of America. Senior Vice President (since
                                       March 1996) and Auditor (since September 1994) AXA Equitable. Senior
                                       Vice President (since March 1996) and Auditor (since September 1994),
                                       AXA Financial, Inc.; prior thereto, Vice President and Auditor
                                       (September 1984 to March 1996). Senior Vice President and Auditor
                                       (since September 1999) AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------
James D. Goodwin                       Senior Vice President (July 2004 to present) of MONY Life Insurance
                                       Company and MONY Life Insurance Company of America. Senior Vice
                                       President (February 2001 to present) AXA Equitable. Senior Vice
                                       President (February 2001 to present) of AXA Financial Services, LLC;
                                       Senior Vice President (April 2002 to present) of AXA Advisors, LLC;
                                       Vice President (July 2000 to present) of AXA Network, LLC, AXA Network of Alabama, LLC, AXA Network of Connecticut, Maine and New York, LLC
                                       and AXA Network Insurance Agency of Massachusetts, LLC; Vice President
                                       (July 2004 to present) of MONY Brokerage, Inc., MBI Insurance Agency of Alabama, Inc., MBI Insurance Agency of Massachusetts, Inc., MBI
                                       Insurance Agency of New Mexico, Inc., MBI Insurance Agency of Ohio,
                                       Inc. and MBI Insurance Agency of Washington, Inc.
------------------------------------------------------------------------------------------------------------------
Jeffrey Green                          Senior Vice President (since July 2004) of MONY Life Insurance Company and MONY Life Insurance Company of America. Senior Vice President
                                       (September 2002 to present) AXA Equitable. Senior Vice President
                                       (since September 2002) of AXA Financial Services, LLC; Director,
                                       President and Chief Operating Officer (since November 2002) AXA
                                       Network, LLC; Senior Vice President (since October 2002) AXA Advisors,
                                       LLC. Senior Vice President, Product Manager of Solomon Smith Barney
                                       (1996 to September 2002).
------------------------------------------------------------------------------------------------------------------
Jerald E. Hampton                      Executive Vice President, MONY Life and MONY America (since July
                                       2004); Executive Vice President, AXA Equitable (since May 2002)
                                       Executive Vice President, AXA Financial Services, LLC (since May
                                       2002); Director (since May 2002) and Vice Chairman of the Board (since
                                       August 2002), AXA Advisors, LLC; Director (since February 2002),
                                       Chairman and Chief Executive Officer (since May 2002), AXA Network,
                                       LLC; Director and Chairman of the Board of AXA Distributors, LLC; AXA
                                       Distributors Insurance Agency, LLC; AXA Distributors Insurance Agency
                                       of Alabama, LLC; AXA Distributors Insurance Agency of Massachusetts,
                                       LLC (since September 2002); Executive Vice President and Director of
                                       the Private Client Financial Services Division, Salomon Smith Barney
                                       (April 1992 to May 2002).
------------------------------------------------------------------------------------------------------------------
Edward J. Hayes                        Senior Vice President (July 2004 to present) of MONY Life Insurance
                                       Company and MONY Life Insurance Company of America. Senior Vice
                                       President (February 1997 to present) AXA Equitable. Senior Vice
                                       President (February 1997 to present) of AXA Financial Services, LLC;
                                       Executive Vice President (August 1999 to present) of AXA Advisors,
                                       LLC; Director and President (December 1996 to present) of Equitable
                                       Structured Settlement Corporation.
------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron                     Senior Vice President, MONY Life and MONY America (since July 2004);
                                       Senior Vice President, AXA Equitable (since September 2002), Senior
                                       Vice President, AXA Financial Services, LLC (since September 2002);
                                       prior thereto, Managing Director, Management Compensation Group
                                       Northwest, LLC (1983 to September 2002).
------------------------------------------------------------------------------------------------------------------


                                                                            A(5)

------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------
Robert S. Jones, Jr.                   Executive Vice President, MONY Life and MONY America (since July
                                       2004); Executive Vice President, AXA Equitable (since February 2004);
                                       Executive Vice President, AXA Financial Services, LLC (since February
                                       2004); Director (since December 2003) and Chairman of the Board (since
                                       July 2004) prior thereto Co-President and Co-Chief Executive Officer
                                       (December 2003 to July 2004), AXA Advisors, LLC; Director and
                                       President -- Retail Division (since December 2003), AXA Network, LLC.
                                       Regional President of the New York Metro Region (March 2000 to January
                                       2001), Co-General Manager of the Jones/Sages Agency (January 1995 to
                                       March 2000).
------------------------------------------------------------------------------------------------------------------
Charles A. Marino                      Senior Vice President (July 2004 to present) of MONY Life Insurance
                                       Company and MONY Life Insurance Company of America; Senior Vice
                                       President and Appointed Actuary (December 2004 to present) of U. S.
                                       Financial Life Insurance Company. Senior Vice President (September
                                       2000 to present) and Actuary (May 1998 to present) AXA Equitable.
                                       Senior Vice President (September 2000 to present) and Actuary
                                       (September 1999 to present) of AXA Financial Services, LLC. Director and Vice President (since December 2003) AXA Financial (Bermuda) Ltd.
------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                        Executive Vice President and Chief Information Officer (February 2005
                                       to present) of MONY Life Insurance Company and MONY Life Insurance
                                       Company of America. Executive Vice President and Chief Information
                                       Officer (February 2005 to present); prior thereto, Senior Vice
                                       President (September 2004 to February 2005) AXA Equitable. Senior Vice
                                       President (February 2005 to present) of AXA Financial Services, LLC.
                                       Senior Vice President / Group Chief Information Officer (1996 to
                                       September 2004) of AIG.
------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale                    Senior Vice President (since July 2004) of MONY Life Insurance Company and MONY Life Insurance Company of America. Senior Vice President
                                       (June 1991 to present) AXA Equitable. Senior Vice President (since
                                       September 1999) AXA Financial Services LLC. Director, Chairman and
                                       Chief Operating Officer, Casualty (September 1997 to August 2000).
                                       Director, EREIM LP Corp. (October 1997 to March 2001).
------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance Officer and Associate General
                                       Counsel (February 2005 to present) of MONY Life Insurance Company and
                                       MONY Life Insurance Company of America. Senior Vice President, Chief
                                       Compliance Officer and Associate General Counsel (February 2005 to
                                       present) AXA Equitable. Senior Vice President, Chief Compliance
                                       Officer and Associate General Counsel (February 2005 to present) of
                                       AXA Financial Services, LLC. Vice President, Deputy General and Chief
                                       Litigation Counsel (2000 to February 2005) of The MONY Group; prior thereto, Vice President and Chief Litigation Counsel (1990 to 2000).
------------------------------------------------------------------------------------------------------------------
Pauline Sherman                        Senior Vice President, Secretary and Associate General Counsel, MONY
                                       Life and MONY America (since July 2004); Senior Vice President (since
                                       February 1999); Secretary (since September 1995) and Associate General
                                       Counsel (since March 1993), AXA Equitable and AXA Financial (since
                                       September 1995). Senior Vice President, Secretary and Associate
                                       General Counsel, AXA Financial Services, LLC (since September 1999).
                                       Senior Vice President, Secretary and Associate General Counsel, MONY
                                       Holdings, LLC (since July 2004). Senior Vice President, Secretary and
                                       Associate General Counsel, AXA Life and Annuity Company (since
                                       December 1999). Secretary, AXA Distribution Holding Corporation (since
                                       September 1999). Previously held other officerships with AXA
                                       Equitable.
------------------------------------------------------------------------------------------------------------------
Richard V. Silver                      Executive Vice President and General Counsel, MONY Life and MONY
                                       America (since July 2004); Executive Vice President and General
                                       Counsel, MONY Holdings, LLC (since July 2004); Executive Vice
                                       President (since September 2001) and General Counsel (since November
                                       1999), AXA Equitable. Prior thereto, Senior Vice President (February
                                       1995 to September 2001), Deputy General Counsel (October 1996 to
                                       November 1999). Executive Vice President and General Counsel (since
                                       September 2001), AXA Financial; prior thereto, Senior Vice President and Deputy General Counsel (October 1996 to September 2001). Executive
                                       Vice President (since September 2001) and General Counsel (since
                                       November 1999), AXA Financial Services, LLC. Executive Vice President
                                       (since September 2001) and General Counsel (since December 1999), AXA
                                       Life and Annuity Company and AXA Advisors (since July 1999).
                                       Previously, Director of AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------



A(6)

Appendix B

--------------------------------------------------------------------------------

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)



THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED                                                    WHICH RELATE TO OUR
------------------------------------------------------------------------------------------------------------------------------------
July 25, 1996; January 1, 1997; May 1, 1997 through May 1, 2002; and
October 18, 1999, as previously supplemented on May 1, 1998 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;
May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements),
May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005;
February 23, 2005 ....................................................... IL Protector(R) Policies

December 19, 1994; May 1, 1995 through May 1, 2000;
September 15, 1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; February 9, 2001; September 4, 2001;
December 1, 2001(2); December 14, 2001; February 22, 2002; July 15, 2002;
August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May
1, 2003; May 15, 2003, November 24, 2003; February 10, 2004 (2
supplements); May 1, 2004; August 10, 2004; December 13, 2004;
February 4, 2005; February 23, 2005 ..................................... Incentive Life Plus(SM) Policies

August 18, 1992; May 1, 1993 through May 1, 2000; January 1, 1997; and
October 18, 1999 as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; September 1, 2000;
February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003;
February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004;
December 13, 2004; February 4, 2005; February 23, 2005 .................. Survivorship 2000(SM) Policies

November 27, 1991 and May 1, 1993 through May 1, 2000 and
October 18, 1999, as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;
May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements);
May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005;
February 23, 2005 ....................................................... Incentive Life 2000(SM) and Champion 2000 Policies

August 29, 1989; February 27, 1991; May 1, 1990,
May 1, 1993-May 1, 2000; and October 18, 1999, as previously supplemented on May 1, 1994 - May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; December 29, 2000; January 17, 2001;
February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003;
February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004;
December 13, 2004; February 4, 2005; February 23, 2005 .................. Incentive Life(SM) Policies and Special Offer Policies(2)


----------
(1) In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2) This supplement applies only to certain groups.

                                                                            B(1)

AXA Equitable Life Insurance Company
Variable Life Insurance Policies
   Incentive Life Plus(R)
   Survivorship 2000

PROSPECTUS SUPPLEMENT DATED MAY 1, 2005
--------------------------------------------------------------------------------

This supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.(1)

(1) ABOUT THE PORTFOLIOS OF THE TRUSTS. You should note that some Portfolios have objectives and strategies that are substantially similar to those of certain trusts that are purchased directly rather than under a variable insurance product such as your AXA Equitable policy. These Portfolios may even have the same investment managers and/or advisers and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in trust cash flows; and specific strategies employed by the Portfolio manager.

AXA Equitable serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios. Please see "Investment Portfolios" later in this supplement for information regarding the fees and expenses.


Portfolios of the Trusts
-----------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
 Portfolio Name               Objective
-----------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.
-----------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.
-----------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a
 ALLOCATION                   greater emphasis on current income.
-----------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.
-----------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,
 ALLOCATION                   with a greater emphasis on capital appreciation.
-----------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Seeks long-term growth of capital.
 EQUITY
-----------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of high current income and capital
                              appreciation, consistent with a prudent level of risk.
-----------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    Seeks high total return through a combination of current
                              income and capital appreciation.
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
 Portfolio Name               Adviser(s)
-----------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     o AXA Equitable
-----------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   o AXA Equitable
-----------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         o AXA Equitable
 ALLOCATION
-----------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       o AXA Equitable
-----------------------------------------------------------------------------------------
AXA MODERATE-PLUS             o AXA Equitable
 ALLOCATION
-----------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    o Alliance Capital Management L.P.
 EQUITY                       o MFS Investment Management
                              o Marsico Capital Management, LLC
                              o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     o BlackRock Advisors, Inc.
                              o Pacific Investment Management Company LLC
-----------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   o A I M Capital Management, Inc.
                              o RCM Capital Management LLC
                              o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    o Alliance Capital Management L.P.
                              o Pacific Investment Management Company LLC
-----------------------------------------------------------------------------------------

(1) The dates of such prior prospectuses are listed for your information in Appendix B to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.

              Copyright 2005 AXA Equitable Life Insurance Company
                             All rights reserved.
                                                                      x01065/ADL

Portfolios of the Trusts (continued)
-----------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
 Portfolio Name              Objective
-----------------------------------------------------------------------------------------
AXA PREMIER VIP              Seeks long-term growth of capital.
 INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP    Seeks long-term growth of capital.
 CORE EQUITY
-----------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP    Seeks long-term growth of capital.
 GROWTH
-----------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP    Seeks long-term growth of capital.
 VALUE
-----------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID    Seeks long-term growth of capital.
 CAP GROWTH
-----------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID    Seeks long-term growth of capital.
 CAP VALUE
-----------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY   Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 Portfolio Name*             Objective
-----------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK     Seeks to achieve long-term growth of capital.
-----------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND       Seeks to provide a high total return.
 INCOME
-----------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE     Seeks to achieve high current income consistent with
 GOVERNMENT SECURITIES       relative stability of principal.
-----------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL    Seeks to achieve long-term growth of capital.
-----------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP        Seeks to achieve long-term growth of capital.
 GROWTH(1)
-----------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND     Seeks to achieve high current income consistent with
                             moderate risk to capital.
-----------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP        Seeks to achieve long-term growth of capital.
 GROWTH
-----------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
 Portfolio Name               Adviser(s)
-----------------------------------------------------------------------------------------
AXA PREMIER VIP              o Alliance Capital Management L.P., through its
 INTERNATIONAL EQUITY          Bernstein Investment Research and
                               Management Unit
                             o J.P. Morgan Investment Management Inc.
                             o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP    o Alliance Capital Management L.P., through its
 CORE EQUITY                   Bernstein Investment Research and
                               Management Unit
                             o Janus Capital Management LLC
                             o Thornburg Investment Management, Inc.
-----------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP    o Alliance Capital Management L.P.
 GROWTH                      o RCM Capital Management LLC
                             o TCW Investment Management Company
-----------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP    o Alliance Capital Management L.P.
 VALUE                       o Institutional Capital Corporation
                             o MFS Investment Management
-----------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID    o Alliance Capital Management L.P.
 CAP GROWTH                  o Franklin Advisers, Inc.
                             o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID    o AXA Rosenberg Investment Management LLC
 CAP VALUE                   o TCW Investment Management Company
                             o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY   o Firsthand Capital Management, Inc.
                             o RCM Capital Management LLC
                             o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 Portfolio Name*             Adviser(s)
-----------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK     o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND       o Alliance Capital Management L.P.
 INCOME
-----------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE     o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL    o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP        o Alliance Capital Management L.P.
 GROWTH(1)
-----------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND     o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP        o Alliance Capital Management L.P.
 GROWTH
-----------------------------------------------------------------------------------------


Portfolios of the Trusts (continued)


-----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 Portfolio Name*                 Objective
-----------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.
-----------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.
 RESPONSIBLE
-----------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH       Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.
 INTERNATIONAL
-----------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.
 RESEARCH
-----------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         Seeks to achieve long-term growth of capital.
 EQUITY
-----------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              Seeks a total return before expenses that approximates
                                 the total return performance of the S&P 500 Index,
                                 including reinvestment of dividends, at a risk level
                                 consistent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA               Seeks long-term capital growth.
-----------------------------------------------------------------------------------------
EQ/FI MID CAP                    Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE        Seeks long-term capital appreciation.
-----------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND         Seeks to provide a high total return consistent with
                                 moderate risk to capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------
EQ/JP MORGAN VALUE               Seeks long-term capital appreciation.
 OPPORTUNITIES
-----------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH        Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE        Seeks capital appreciation.
-----------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                 Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE           Seeks capital appreciation and secondarily, income.
 EQUITY
-----------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL         Seeks capital appreciation.
 VALUE
-----------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH           Seeks to provide long-term capital growth.
 COMPANIES
-----------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST           Seeks long-term growth of capital with secondary
                                 objective to seek reasonable current income.
-----------------------------------------------------------------------------------------
EQ/MONEY MARKET                  Seeks to obtain a high level of current income, preserve
                                 its assets and maintain liquidity.
-----------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX           Seeks to replicate as closely as possible (before the
                                 deduction of portfolio expenses) the total return of the
                                 Russell 2000 Index.
-----------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING           Seeks long-term capital appreciation.
 MARKETS EQUITY(2)
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 Portfolio Name*                 Adviser(s)
-----------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   o Alliance Capital Management L.P.,
                                   through its Bernstein Investment Research
                                   and Management Unit
-----------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              o Calvert Asset Management Company, Inc. and
 RESPONSIBLE                       Brown Capital Management, Inc.
-----------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH       o Capital Guardian Trust Company
-----------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              o Capital Guardian Trust Company
 INTERNATIONAL
-----------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              o Capital Guardian Trust Company
 RESEARCH
-----------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         o Capital Guardian Trust Company
 EQUITY
-----------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA               o Evergreen Investment Management
                                   Company, LLC
-----------------------------------------------------------------------------------------
EQ/FI MID CAP                    o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE        o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND         o J.P. Morgan Investment Management Inc.
-----------------------------------------------------------------------------------------
EQ/JP MORGAN VALUE               o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
-----------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH        o Janus Capital Management LLC
-----------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE        o Lazard Asset Management LLC
-----------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                 o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE           o Mercury Advisors
 EQUITY
-----------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL         o Merrill Lynch Investment Managers
 VALUE                             International Limited
-----------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH           o MFS Investment Management
 COMPANIES
-----------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST           o MFS Investment Management
-----------------------------------------------------------------------------------------
EQ/MONEY MARKET                  o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX           o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING           o Morgan Stanley Investment Management, Inc.
 MARKETS EQUITY(2)
-----------------------------------------------------------------------------------------

Portfolios of the Trusts (continued)
-----------------------------------------------------------------------------------------
 LAUDUS VARIABLE
 INSURANCE TRUST
 Portfolio Name               Objective
-----------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE    Seeks to increase the value of your investment in bull
 LONG/SHORT EQUITY            markets and bear markets through strategies that are
                              designed to have limited exposure to general equity
                              market risk.
-----------------------------------------------------------------------------------------
 PREMIER VIT
 Portfolio Name               Objective
-----------------------------------------------------------------------------------------
OPCAP RENAISSANCE**           Seeks long-term capital appreciation and income.
-----------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC.
 Portfolio Name                Objective
-----------------------------------------------------------------------------------------
U.S. REAL ESTATE -- Class I   Seeks to provide above average current income and
                              long-term capital appreciation by investing primarily in
                              equity securities of companies in the U.S. real estate
                              industry, including real estate investment trusts.
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
 LAUDUS VARIABLE
 INSURANCE TRUST
 Portfolio Name               Investment Manager/Adviser
-----------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE    o Charles Schwab Investment Management, Inc.
 LONG/SHORT EQUITY
                              o AXA Rosenberg Investment Management LLC
-----------------------------------------------------------------------------------------
 PREMIER VIT
 Portfolio Name                Investment Manager
-----------------------------------------------------------------------------------------
OPCAP RENAISSANCE**           o OpCap Advisors LLC
-----------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC.
 Portfolio Name               Investment Manager
-----------------------------------------------------------------------------------------
U.S. REAL ESTATE -- Class I   o Van Kampen (is the name under which
                                Morgan Stanley Investment Management Inc.
                                does business under certain situations)
-----------------------------------------------------------------------------------------



* This portfolio information reflects the portfolio's name change effective on or about May 9, 2005, subject to regulatory approval. The chart below reflects the portfolio name in effect until, on or about May 9, 2005. The number in the "FN" column corresponds with the number contained in the table above.




-------------------------------------------------
   FN       Portfolio Name until May 9, 2005
-------------------------------------------------
   (1)      EQ/Alliance Premier Growth
-------------------------------------------------
   (2)      EQ/Emerging Markets Equity
-------------------------------------------------



** Formerly named "PIMCO Advisors VIT PEA Renaissance."


You should consider the investment objectives, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 888-855-5100.

(2) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table below, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund) you are using. This table shows the fees and expenses for 2004 as an annual percentage of each Portfolio's daily average net assets. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.

------------------------------------------------------------------------------------------------
                                               Management                      Other
 Portfolio Name                                 Fees(1)      12b-1 Fees(2)   Expenses(3)
------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%         0.25%            0.29%
------------------------------------------------------------------------------------------------
AXA Conservative Allocation                      0.10%         0.25%            0.41%
------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation                 0.10%         0.25%            0.30%
------------------------------------------------------------------------------------------------
AXA Moderate Allocation                          0.10%         0.25%            0.16%

AXA Moderate-Plus Allocation                     0.10%         0.25%            0.20%
------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity                0.62%         0.25%            0.18%
------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        0.60%         0.25%            0.20%
------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                      1.20%         0.25%            0.40%
------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield                       0.58%         0.25%            0.18%
------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity             1.05%         0.25%            0.50%
------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity            0.90%         0.25%            0.32%
------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                 0.90%         0.25%            0.26%
------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                  0.90%         0.25%            0.25%
------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth             1.10%         0.25%            0.25%
------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value              1.10%         0.25%            0.25%
------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                       1.20%         0.25%            0.40%
------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.47%         0.25%            0.05%
------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    0.56%         0.25%            0.05%
------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   0.50%         0.25%            0.06%
------------------------------------------------------------------------------------------------
EQ/Alliance International                        0.73%         0.25%            0.12%
------------------------------------------------------------------------------------------------
EQ/Alliance Large Cap Growth**                   0.90%         0.25%            0.05%
------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                         0.50%         0.25%            0.06%
------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     0.75%         0.25%            0.06%
------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   0.63%         0.25%            0.07%
------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                  0.65%         0.25%            0.29%
------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth                       0.65%         0.25%            0.09%
------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                0.85%         0.25%            0.17%
------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     0.65%         0.25%            0.05%
------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%            0.05%
------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              0.25%         0.25%            0.05%
------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                               0.65%         0.25%            0.11%
------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                    0.70%         0.25%            0.06%
------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                        0.74%         0.25%            0.08%
------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                         0.44%         0.25%            0.06%
------------------------------------------------------------------------------------------------
EQ/JP Morgan Value Opportunities                 0.60%         0.25%            0.10%
------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        0.90%         0.25%            0.08%
------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                        0.75%         0.25%            0.05%
------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                 0.88%         0.25%            0.06%
------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                    0.58%         0.25%            0.05%
------------------------------------------------------------------------------------------------
EQ/Mercury International Value                   0.85%         0.25%            0.15%
------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 0.65%         0.25%            0.06%
------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           0.60%         0.25%            0.10%
------------------------------------------------------------------------------------------------
EQ/Money Market                                  0.34%         0.25%            0.05%
------------------------------------------------------------------------------------------------
EQ/Small Company Index                           0.25%         0.25%            0.13%
------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity**          1.15%         0.25%            0.40%
------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     1.50%         0.25%            2.35%
------------------------------------------------------------------------------------------------
 PREMIER VIT:
------------------------------------------------------------------------------------------------
OpCap Renaissance                                0.80%           --%            0.37%
------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------
U.S. Real Estate - Class I(7)                    0.76%           --%            0.26%
------------------------------------------------------------------------------------------------


                                                                            Fee Waivers
                                                Underlying                   and/or
                                                Portfolio       Total       Expense      Net Total
                                                Fees and        Annual      Reimburse-     Annual
 Portfolio Name                                 Expenses(4)    Expenses(5)   ments(6)     Expenses
------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.99%         1.63%         (0.29)%       1.34%
------------------------------------------------------------------------------------------------
AXA Conservative Allocation                      0.75%         1.51%         (0.41)%       1.10%
------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation                 0.80%         1.45%         (0.30)%       1.15%
------------------------------------------------------------------------------------------------
AXA Moderate Allocation                          0.83%         1.34%         (0.16)%       1.18%
------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                     1.02%         1.57%         (0.20)%       1.37%
------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity                  --          1.05%            --         1.05%
------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                          --          1.05%         (0.10)%       0.95%
------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                        --          1.85%          0.00%        1.85%
------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield                         --          1.01%            --         1.01%
------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity               --          1.80%          0.00%        1.80%
------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity              --          1.47%         (0.12)%       1.35%
------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                   --          1.41%         (0.06)%       1.35%
------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                    --          1.40%         (0.05)%       1.35%
------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth               --          1.60%          0.00%        1.60%
------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value                --          1.60%          0.00%        1.60%
------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                         --          1.85%          0.00%        1.85%
------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           --          0.77%            --         0.77%
------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                      --          0.86%            --         0.86%
------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities     --          0.81%            --         0.81%
------------------------------------------------------------------------------------------------
EQ/Alliance International                          --          1.10%          0.00%        1.10%
------------------------------------------------------------------------------------------------
EQ/Alliance Large Cap Growth**                     --          1.20%         (0.10)%       1.10%
------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                           --          0.81%            --         0.81%
------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                       --          1.06%            --         1.06%
------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                     --          0.95%          0.00%        0.95%
------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                    --          1.19%         (0.14)%       1.05%
------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth                         --          0.99%         (0.04)%       0.95%
------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                  --          1.27%         (0.07)%       1.20%
------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                       --          0.95%          0.00%        0.95%
------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                    --          0.95%          0.00%        0.95%
------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                                --          0.55%            --         0.55%
------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                                 --          1.01%         (0.06)%       0.95%
------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                      --          1.01%         (0.01)%       1.00%
------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                          --          1.07%          0.00%        1.07%
------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                           --          0.75%          0.00%        0.75%
------------------------------------------------------------------------------------------------
EQ/JP Morgan Value Opportunities                   --          0.95%          0.00%        0.95%
------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                          --          1.23%         (0.08)%       1.15%
------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                          --          1.05%          0.00%        1.05%
------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                   --          1.19%         (0.04)%       1.15%
------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                      --          0.88%          0.00%        0.88%
------------------------------------------------------------------------------------------------
EQ/Mercury International Value                     --          1.25%          0.00%        1.25%
------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                   --          0.96%            --         0.96%
------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                             --          0.95%          0.00%        0.95%
------------------------------------------------------------------------------------------------
EQ/Money Market                                    --          0.64%            --         0.64%
------------------------------------------------------------------------------------------------
EQ/Small Company Index                             --          0.63%          0.00%        0.63%
------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity**            --          1.80%          0.00%        1.80%
------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity       --          4.10%         (0.96)%       3.14%
------------------------------------------------------------------------------------------------
 PREMIER VIT:
------------------------------------------------------------------------------------------------
OpCap Renaissance                                  --          1.17%         (0.03)%       1.14%
------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------
U.S. Real Estate - Class I(7)                      --          1.02%          0.00%        1.02%
------------------------------------------------------------------------------------------------



* Please see "Combination of certain investment options" earlier in this supplement for information regarding availability of this Portfolio.

** This is the investment option's new name effective on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the Trusts" in "About the Portfolios of the Trusts" for the investment option's former name.

(1) Total Annual Expenses are based, in part, on estimated expense amounts for options added during the fiscal year 2004 and for the underlying portfolios.

(2) The management fees shown reflect revised management fees, effective May 1, 2005, which were approved by shareholders. The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. A "-" indicates that there is no Rule 12b-1 Plan in place for the Portfolio shown.

(4) Other expenses shown are those incurred in 2004. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.

(5) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been weighted based on the respective investment allocations as of 12/31/04. A "-" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "-" indicates that there is no expense limitation in effect. "0.0%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2006. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class I and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. OpCap Advisors LLC is the Investment Adviser of the Premier VIT--OpCap Renaissance Portfolio, and has contractually agreed to waive any amounts payable to the Investment Adviser and reimburse the Portfolio so that the total operating expenses of the Portfolio (net of any expense offsets) do not exceed specified amounts. Charles Schwab Investment Management, Inc., the manager of the Laudus Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust Portfolio and EQ Advisors Trust Portfolio is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:




--------------------------------------------------
Portfolio Name
--------------------------------------------------
   AXA Moderate Allocation                 1.17%
--------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.93%
--------------------------------------------------
   AXA Premier VIP Health Care             1.81%
--------------------------------------------------
   AXA Premier VIP International Equity    1.75%
--------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.32%
--------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.30%
--------------------------------------------------
   AXA Premier VIP Large Cap Value         1.21%
--------------------------------------------------
   AXA Premier VIP Small/Mid Cap Growth    1.50%
--------------------------------------------------
   AXA Premier VIP Small/Mid Cap Value     1.54%
--------------------------------------------------
   AXA Premier VIP Technology              1.75%
--------------------------------------------------
   EQ/Alliance Common Stock                0.68%
--------------------------------------------------
   EQ/Alliance Growth and Income           0.80%
--------------------------------------------------
   EQ/Alliance International               1.08%
--------------------------------------------------
   EQ/Alliance Large Cap Growth            1.04%
--------------------------------------------------
   EQ/Alliance Small Cap Growth            0.98%
--------------------------------------------------
   EQ/Calvert Socially Responsible         1.00%
--------------------------------------------------
   EQ/Capital Guardian Growth              0.67%
--------------------------------------------------
   EQ/Capital Guardian International       1.17%
--------------------------------------------------
   EQ/Capital Guardian Research            0.90%
--------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.93%
--------------------------------------------------
   EQ/Evergreen Omega                      0.57%
--------------------------------------------------
   EQ/FI Mid Cap                           0.96%
--------------------------------------------------
   EQ/FI Small/Mid Cap Value               1.05%
--------------------------------------------------
   EQ/JP Morgan Value Opportunities        0.76%
--------------------------------------------------
   EQ/Lazard Small Cap Value               0.86%
--------------------------------------------------
   EQ/Marsico Focus                        1.12%
--------------------------------------------------
   EQ/Mercury Basic Value Equity           0.86%
--------------------------------------------------
   EQ/Mercury International Value          1.18%
--------------------------------------------------
   EQ/MFS Emerging Growth Companies        0.91%
--------------------------------------------------
   EQ/MFS Investors Trust                  0.91%
--------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity   1.75%
--------------------------------------------------



(7) Expense information has been restated to reflect current fees in effect as of November 1, 2004.


(3) AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly owned subsidiary of AXA Financial, Inc., the holding company. AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. AXA

Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $598 billion in assets as of December 31, 2004. For more than 100 years, AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

(4) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and facsimile requests, please see your prospectus.


-------------------------------------------------------------------------------
By mail:
-------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047


-------------------------------------------------------------------------------
By express delivery only:
-------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)

-------------------------------------------------------------------------------
By toll-free phone:
-------------------------------------------------------------------------------

Customer service representatives available weekdays 8 AM to 7 PM, Eastern Time:
1-888-855-5100.


-------------------------------------------------------------------------------
By e-mail:
-------------------------------------------------------------------------------
life-service@axa-equitable.com


-------------------------------------------------------------------------------
 By facsimile (fax):
-------------------------------------------------------------------------------
1-704-540-9714


-------------------------------------------------------------------------------
 By Internet:
-------------------------------------------------------------------------------

Visit our Website at www.axa-equitable.com. Our Website provides access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).

                                 ----------------
REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for dollar cost averaging (our automatic transfer service);

(2) authorization for telephone transfers by a person who is not both the insured person and the owner;

(3) request for asset rebalancing; and

(4) designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a) policy surrenders;

(b) transfers among investment options; and

(c) changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

(5) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). Through September 30, 2005, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2005), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer over the telephone by calling 1-888-855-5100 or via the Internet by visiting our Website at www.axa-equitable.com and enrolling in EQAccess. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern) take effect the next business day. Your transfer request must be received by 4:00 p.m. Eastern time on September 30, 2005, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.


(6) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed for programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

The AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts") have adopted policies and procedures designed to discourage disruptive transfers by policy owners investing in the portfolios of the affiliated trusts. The affiliated trusts discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. As a general matter, the affiliated trusts reserve the right to refuse or limit any purchase or exchange order by a particular investor (or group of related investors) if the transaction is deemed harmful to the portfolio's other investors or would disrupt the management of the portfolio. The affiliated trusts monitor aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. When a policy owner is identified as having engaged in a potentially disruptive transfer for the first time, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or the affiliated trusts may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

We may also offer investment options with underlying portfolios that are not part of the AXA Premier VIP Trust or EQ Advisors Trust (the "unaffiliated trusts"). Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which may be different than those applied by the affiliated trusts. In most cases, the unaffiliated trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectus for the underlying trust for information regarding the policies and procedures, if any, employed by that trust and any associated risks of investing in that trust. If an unaffiliated trust advises us that there may be disruptive transfer activity from our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. If the underlying trust determines that the trading activity of a particular policy owner is disruptive, we will take action to limit the disruptive trading activity of that policy owner as discussed above.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



(7) FINANCIAL STATEMENTS. The financial statements of Separate Account FP as of December 31, 2004 and for each of the two years in the period ended December 31, 2004 and the financial statements of AXA Equitable as of December 31, 2004 and 2003 and for the three years in the period ended December 31, 2004 incorporated in this prospectus supplement have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firms as experts in auditing and accounting.


The financial statements of AXA Equitable contained in this prospectus supplement should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the Funds in the Separate Account.


(8) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2004................A-3
   Statements of Operations for the Year Ended December 31, 2004.........A-21
Statements of Changes in Net Assets for the Years Ended December 31, 2004
    and 2003.............................................................A-32
   Notes to Financial Statements.........................................A-48


AXA EQUITABLE LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2004 and 2003................F-2
Consolidated Statements of Earnings, Years Ended December 31, 2004, 2003
    and 2002..............................................................F-3
Consolidated Statements of Shareholder's Equity and Comprehensive Income, Years Ended December 31, 2004, 2003
    and 2002..............................................................F-4
Consolidated Statements of Cash Flows, Years Ended December 31, 2004, 2003
    and 2002..............................................................F-5
     Notes to Consolidated Financial Statements...........................F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2004 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 31, 2005

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004


                                                          AXA Aggressive  AXA Conservative   AXA Conservative-
                                                            Allocation       Allocation       Plus Allocation
                                                         --------------- ------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value .....    $7,465,996       $2,182,539          $1,671,064
Receivable for The Trusts shares sold ..................            --               --                  --
Receivable for policy-related transactions .............            --              753               5,630
                                                            ----------       ----------          ----------
  Total assets .........................................     7,465,996        2,183,292           1,676,694
                                                            ----------       ----------          ----------
Liabilities:
Payable for The Trusts shares purchased ................         1,420              750               5,626
Payable for policy-related transactions ................        30,522               --                  --
                                                            ----------       ----------          ----------
  Total liabilities ....................................        31,942              750               5,626
                                                            ----------       ----------          ----------
Net Assets .............................................    $7,434,054       $2,182,542          $1,671,068
                                                            ==========       ==========          ==========
Net Assets:
Accumulation Units .....................................    $7,434,054       $2,175,112          $1,667,102
Accumulation nonunitized ...............................            --               --                  --
Retained by AXA Equitable in Separate Account FP .......            --            7,430               3,966
                                                            ----------       ----------          ----------
Total net assets .......................................    $7,434,054       $2,182,542          $1,671,068
                                                            ==========       ==========          ==========
Investments in shares of The Trusts, at cost ...........    $6,978,788       $2,174,818          $1,631,447
The Trusts shares held
 Class A ...............................................       453,629          186,448             119,772
 Class B ...............................................       146,763           15,559              29,109



                                                            AXA Moderate     AXA Moderate-     AXA Premier VIP    AXA Premier VIP
                                                             Allocation     Plus Allocation   Aggressive Equity      Core Bond
                                                         ----------------- ----------------- ------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $1,462,642,731      $15,318,038        $541,422,848       $57,605,449
Receivable for The Trusts shares sold ..................              --               --                  --                --
Receivable for policy-related transactions .............              --           27,240                  --            28,534
                                                          --------------      -----------        ------------       -----------
  Total assets .........................................   1,462,642,731       15,345,278         541,422,848        57,633,983
                                                          --------------      -----------        ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ................         247,132           27,192              34,612            36,641
Payable for policy-related transactions ................         692,827               --             230,125                --
                                                          --------------      -----------        ------------       -----------
  Total liabilities ....................................         939,959           27,192             264,737            36,641
                                                          --------------      -----------        ------------       -----------
Net Assets .............................................  $1,461,702,772      $15,318,086        $541,158,111       $57,597,342
                                                          ==============      ===========        ============       ===========
Net Assets:
Accumulation Units .....................................  $1,457,292,868      $15,292,165        $539,972,484       $57,494,643
Accumulation nonunitized ...............................       3,309,043               --             930,711                --
Retained by AXA Equitable in Separate Account FP .......       1,110,861           25,921             254,916           102,699
                                                          --------------      -----------        ------------       -----------
Total net assets .......................................  $1,461,702,772      $15,318,086        $541,158,111       $57,597,342
                                                          ==============      ===========        ============       ===========
Investments in shares of The Trusts, at cost ...........  $1,284,997,838      $14,490,037        $525,277,821       $57,785,188
The Trusts shares held
 Class A ...............................................      89,282,846        1,071,830          20,857,613           741,846
 Class B ...............................................       5,031,404          178,507             613,349         4,786,590

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                            AXA Premier VIP
                                                          AXA Premier VIP    AXA Premier     International
                                                            Health Care       High Yield        Equity
                                                         ----------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $21,621,468     $206,494,222      $26,621,645
Receivable for The Trusts shares sold ..................         17,402               --               --
Receivable for policy-related transactions .............             --        1,529,734          293,567
                                                            -----------     ------------      -----------
  Total assets .........................................     21,638,870      208,023,956       26,915,212
                                                            -----------     ------------      -----------
Liabilities:
Payable for The Trusts shares purchased ................             --        1,639,114          293,549
Payable for policy-related transactions ................         19,263               --               --
                                                            -----------     ------------      -----------
  Total liabilities ....................................         19,263        1,639,114          293,549
                                                            -----------     ------------      -----------
Net Assets .............................................    $21,619,607     $206,384,842      $26,621,663
                                                            ===========     ============      ===========
Net Assets:
Accumulation Units .....................................    $21,528,000     $205,058,580      $26,582,675
Accumulation nonunitized ...............................             --          965,179               --
Retained by AXA Equitable in Separate Account FP .......         91,607          361,083           38,988
                                                            -----------     ------------      -----------
Total net assets .......................................    $21,619,607     $206,384,842      $26,621,663
                                                            ===========     ============      ===========
Investments in shares of The Trusts, at cost ...........    $20,563,658     $213,414,130      $24,049,537
The Trusts shares held
 Class A ...............................................        252,585       32,597,096          343,843
 Class B ...............................................      1,766,286        3,362,764        1,852,257


                                                          AXA Premier VIP                                        AXA Premier VIP
                                                             Large Cap       AXA Premier VIP   AXA Premier VIP      Small/Mid
                                                            Core Equity     Large Cap Growth   Large Cap Value      Cap Growth
                                                         ----------------- ------------------ ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....     $4,168,138        $11,593,826       $10,713,091       $21,800,196
Receivable for The Trusts shares sold ..................             --                 --            70,748            39,291
Receivable for policy-related transactions .............             --            124,164                --                --
                                                             ----------        -----------       -----------       -----------
  Total assets .........................................      4,168,138         11,717,990        10,783,839        21,839,487
                                                             ----------        -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ................            857            124,445                --                --
Payable for policy-related transactions ................            821                 --            83,470            39,454
                                                             ----------        -----------       -----------       -----------
  Total liabilities ....................................          1,678            124,445            83,470            39,454
                                                             ----------        -----------       -----------       -----------
Net Assets .............................................     $4,166,460        $11,593,545       $10,700,369       $21,800,033
                                                             ==========        ===========       ===========       ===========
Net Assets:
Accumulation Units .....................................     $4,151,741        $11,540,921       $10,662,493       $21,754,295
Accumulation nonunitized ...............................             --                 --                --                --
Retained by AXA Equitable in Separate Account FP .......         14,719             52,624            37,876            45,738
                                                             ----------        -----------       -----------       -----------
Total net assets .......................................     $4,166,460        $11,593,545       $10,700,369       $21,800,033
                                                             ==========        ===========       ===========       ===========
Investments in shares of The Trusts, at cost ...........     $3,940,017        $10,836,733       $10,298,774       $19,824,294
The Trusts shares held
 Class A ...............................................        183,814            347,898           217,336           540,848
 Class B ...............................................        217,937            859,152           757,582         1,753,983

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                         AXA Premier VIP     AXA Premier VIP
                                                       Small/Mid Cap Value      Technology     Davis Value
                                                      --------------------- ----------------- -------------
Assets:
Investments in shares of The Trusts, at fair value ..      $42,878,799         $66,472,432       $394,986
Receivable for The Trusts shares sold ...............               --                  --             --
Receivable for policy-related transactions ..........           27,988             133,126            270
                                                           -----------         -----------       --------
  Total assets ......................................       42,906,787          66,605,558        395,256
                                                           -----------         -----------       --------
Liabilities:
Payable for The Trusts shares purchased .............           30,078               8,734            270
Payable for policy-related transactions .............               --                  --             --
                                                           -----------         -----------       --------
  Total liabilities .................................           30,078               8,734            270
                                                           -----------         -----------       --------
Net Assets ..........................................      $42,876,709         $66,596,824       $394,986
                                                           ===========         ===========       ========
Net Assets:
Accumulation Units ..................................      $42,744,798         $66,205,472       $391,793
Accumulation nonunitized ............................               --                  --             --
Retained by AXA Equitable in Separate Account FP ....          131,911             391,353          3,193
                                                           -----------         -----------       --------
Total net assets ....................................      $42,876,709         $66,596,825       $394,986
                                                           ===========         ===========       ========
Investments in shares of The Trusts, at cost ........      $38,376,428         $59,903,307       $332,892
The Trusts shares held
 Class A ............................................          337,565             366,629         33,530
 Class B ............................................        3,424,700           6,859,391             --


                                                                                              EQ/Alliance
                                                                                              Intermediate
                                                         EQ/Alliance        EQ/Alliance        Government     EQ/Alliance
                                                         Common Stock    Growth and Income     Securities    International
                                                      ----------------- ------------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value ..  $2,491,597,741       $490,322,590     $166,489,460    $574,263,735
Receivable for The Trusts shares sold ...............         460,954                 --               --              --
Receivable for policy-related transactions ..........              --                 --               --              --
                                                       --------------       ------------     ------------    ------------
  Total assets ......................................   2,492,058,695        490,322,590      166,489,460     574,263,735
                                                       --------------       ------------     ------------    ------------
Liabilities:
Payable for The Trusts shares purchased .............              --             17,149          142,445          50,295
Payable for policy-related transactions .............       1,703,987            322,258          949,614         390,091
                                                       --------------       ------------     ------------    ------------
  Total liabilities .................................       1,703,987            339,407        1,092,059         440,386
                                                       --------------       ------------     ------------    ------------
Net Assets ..........................................  $2,490,354,708       $489,983,183     $165,397,401    $573,823,349
                                                       ==============       ============     ============    ============
Net Assets:
Accumulation Units ..................................  $2,483,287,152       $489,265,503     $164,687,803    $572,441,754
Accumulation nonunitized ............................       6,285,174            251,529          283,363         558,985
Retained by AXA Equitable in Separate Account FP ....         782,382            466,151          426,235         822,610
                                                       --------------       ------------     ------------    ------------
Total net assets ....................................  $2,490,354,708       $489,983,183     $165,397,401    $573,823,349
                                                       ==============       ============     ============    ============
Investments in shares of The Trusts, at cost ........  $2,799,920,093       $439,672,239     $170,053,378    $399,835,683
The Trusts shares held
 Class A ............................................     130,949,235         20,491,483       13,589,150      46,345,873
 Class B ............................................      11,604,036          6,159,780        3,076,969       5,129,714

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                           EQ/Alliance
                                                            EQ/Alliance     EQ/Alliance     Small Cap
                                                          Premier Growth   Quality Bond       Growth
                                                         ---------------- -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....    $97,732,910    $141,438,573   $203,959,956
Receivable for The Trusts shares sold ..................             --         192,488             --
Receivable for policy-related transactions .............          5,729              --        405,877
                                                            -----------    ------------   ------------
  Total assets .........................................     97,738,639     141,631,061    204,365,833
                                                            -----------    ------------   ------------
Liabilities:
Payable for The Trusts shares purchased ................          7,806              --        419,647
Payable for policy-related transactions ................             --         200,659             --
                                                            -----------    ------------   ------------
  Total liabilities ....................................          7,806         200,659        419,647
                                                            -----------    ------------   ------------
Net Assets .............................................    $97,730,833    $141,430,402   $203,946,186
                                                            ===========    ============   ============
Net Assets:
Accumulation Units .....................................    $97,553,005    $141,106,850   $203,783,724
Accumulation nonunitized ...............................             --         171,442             --
Retained by AXA Equitable in Separate Account FP .......        177,828         152,110        162,462
                                                            -----------    ------------   ------------
Total net assets .......................................    $97,730,833    $141,430,402   $203,946,186
                                                            ===========    ============   ============
Investments in shares of The Trusts, at cost ...........    $98,059,545    $140,689,672   $164,193,448
The Trusts shares held
 Class A ...............................................        303,407      10,751,229     10,490,325
 Class B ...............................................     14,233,508       3,127,593      3,580,414



                                                          EQ/Bernstein    EQ/Calvert                      EQ/Capital
                                                           Diversified     Socially       EQ/Capital       Guardian
                                                              Value      Responsible   Guardian Growth   International
                                                         -------------- ------------- ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $203,859,919     $78,287        $1,960,561      $3,697,646
Receivable for The Trusts shares sold ..................            --          --                --              --
Receivable for policy-related transactions .............       151,333          --                --              --
                                                          ------------     -------        ----------      ----------
  Total assets .........................................   204,011,252      78,287         1,960,561       3,697,646
                                                          ------------     -------        ----------      ----------
Liabilities:
Payable for The Trusts shares purchased ................       155,428          --                --              --
Payable for policy-related transactions ................            --          --                --              --
                                                          ------------     -------        ----------      ----------
  Total liabilities ....................................       155,428          --                --              --
                                                          ------------     -------        ----------      ----------
Net Assets .............................................  $203,855,824     $78,287        $1,960,561      $3,697,646
                                                          ============     =======        ==========      ==========
Net Assets:
Accumulation Units .....................................  $203,618,530     $10,524        $1,859,572      $3,527,135
Accumulation nonunitized ...............................            --          --                --              --
Retained by AXA Equitable in Separate Account FP .......       237,294      67,763           100,989         170,511
                                                          ------------     -------        ----------      ----------
Total net assets .......................................  $203,855,824     $78,287        $1,960,561      $3,697,646
                                                          ============     =======        ==========      ==========
Investments in shares of The Trusts, at cost ...........  $170,239,193     $59,904        $1,820,419      $2,988,621
The Trusts shares held
 Class A ...............................................       826,601       8,642            10,099          38,456
 Class B ...............................................    13,532,662       1,355           147,310         303,713

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                           EQ/Capital     EQ/Capital    EQ/Emerging
                                                            Guardian       Guardian       Markets
                                                            Research     U.S. Equity       Equity
                                                         -------------- ------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....  $82,812,236    $62,546,048   $105,481,358
Receivable for The Trusts shares sold ..................       57,154             --             --
Receivable for policy--related transactions ............           --        153,214        236,524
                                                          -----------    -----------   ------------
  Total assets .........................................   82,869,390     62,699,262    105,717,882
                                                          -----------    -----------   ------------
Liabilities:
Payable for The Trusts shares purchased ................           --        157,004        249,257
Payable for policy--related transactions ...............       60,441             --             --
                                                          -----------    -----------   ------------
  Total liabilities ....................................       60,441        157,004        249,257
                                                          -----------    -----------   ------------
Net Assets .............................................  $82,808,949    $62,542,258   $105,468,625
                                                          ===========    ===========   ============
Net Assets:
Accumulation Units .....................................  $82,454,407    $62,210,652   $105,198,321
Accumulation nonunitized ...............................           --             --             --
Retained by AXA Equitable in Separate Account FP .......      354,542        331,606        270,304
                                                          -----------    -----------   ------------
Total net assets .......................................  $82,808,949    $62,542,258   $105,468,625
                                                          ===========    ===========   ============
Investments in shares of The Trusts, at cost ...........  $65,340,856    $51,389,220   $ 74,840,237
The Trusts shares held
 Class A ...............................................       35,099        360,928        456,280
 Class B ...............................................    6,945,145      5,075,714     10,024,171


                                                                          EQ/Enterprise                   EQ/Enterprise
                                                          EQ/Enterprise       Equity      EQ/Enterprise       Growth
                                                              Equity          Income          Growth        and Income
                                                         --------------- --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....      $8,823         $50,337          $2,992          $5,805
Receivable for The Trusts shares sold ..................          --              --              --              --
Receivable for policy--related transactions ............         342           1,410              --              --
                                                              ------         -------          ------          ------
  Total assets .........................................       9,165          51,747           2,992           5,805
                                                              ------         -------          ------          ------
Liabilities:
Payable for The Trusts shares purchased ................         342           1,410              --              --
Payable for policy--related transactions ...............          --              --              --              --
                                                              ------         -------          ------          ------
  Total liabilities ....................................         342           1,410              --              --
                                                              ------         -------          ------          ------
Net Assets .............................................      $8,823         $50,337          $2,992          $5,805
                                                              ======         =======          ======          ======
Net Assets:
Accumulation Units .....................................      $8,823         $50,337          $2,992          $5,805
Accumulation nonunitized ...............................          --              --              --              --
Retained by AXA Equitable in Separate Account FP .......          --              --              --              --
                                                              ------         -------          ------          ------
Total net assets .......................................      $8,823         $41,666          $2,992          $5,805
                                                              ======         =======          ======          ======
Investments in shares of The Trusts, at cost ...........      $8,728         $50,078          $2,929          $5,742
The Trusts shares held
 Class A ...............................................          --              --              --              --
 Class B ...............................................         415           8,288             622           1,044

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                          EQ/Enterprise   EQ/Enterprise
                                                          Small Company   Small Company     EQ/Equity
                                                              Growth          Value         500 Index
                                                         --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....      $3,783         $137,758     $723,153,741
Receivable for The Trusts shares sold ..................          --               --          130,926
Receivable for policy-related transactions .............          --            3,059               --
                                                              ------         --------     ------------
  Total assets .........................................       3,783          140,817      723,284,667
                                                              ------         --------     ------------
Liabilities:
Payable for The Trusts shares purchased ................          --            3,059               --
Payable for policy-related transactions ................          --               --          307,034
                                                              ------         --------     ------------
  Total liabilities ....................................          --            3,059          307,034
                                                              ------         --------     ------------
Net Assets .............................................      $3,783         $137,758     $722,977,633
                                                              ======         ========     ============
Net Assets:
Accumulation Units .....................................      $3,783         $137,758     $722,213,856
Accumulation nonunitized ...............................          --               --          551,011
Retained by AXA Equitable in Separate Account FP .......          --               --          212,766
                                                              ------         --------     ------------
Total net assets .......................................      $3,783         $137,758     $722,977,633
                                                              ======         ========     ============
Investments in shares of The Trusts, at cost ...........      $3,685         $135,402     $672,222,850
The Trusts shares held
 Class A ...............................................          --               --       26,577,751
 Class B ...............................................         457            4,964        4,559,583


                                                                                            EQ/FI
                                                          EQ/Evergreen       EQ/FI        Small/Mid     EQ/J.P. Morgan
                                                              Omega         Mid Cap       Cap Value       Core Bond
                                                         -------------- -------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....  $10,085,475    $96,174,784    $218,433,388     $16,906,815
Receivable for The Trusts shares sold ..................           --             --              --              --
Receivable for policy-related transactions .............       15,588         39,988              --          19,786
                                                          -----------    -----------    ------------     -----------
  Total assets .........................................   10,101,063     96,214,772     218,433,388      16,926,601
                                                          -----------    -----------    ------------     -----------
Liabilities:
Payable for The Trusts shares purchased ................       15,588         41,542          33,389          20,114
Payable for policy-related transactions ................           --             --          14,724              --
                                                          -----------    -----------    ------------     -----------
  Total liabilities ....................................       15,588         41,542          48,113          20,114
                                                          -----------    -----------    ------------     -----------
Net Assets .............................................  $10,085,475    $96,173,230    $218,385,275     $16,906,487
                                                          ===========    ===========    ============     ===========
Net Assets:
Accumulation Units .....................................  $ 9,938,220    $95,758,447    $218,187,865     $16,727,864
Accumulation nonunitized ...............................           --             --              --              --
Retained by AXA Equitable in Separate Account FP .......      147,255        414,783         197,410         178,623
                                                          -----------    -----------    ------------     -----------
Total net assets .......................................  $10,085,475    $96,173,230    $218,385,275     $16,906,487
                                                          ===========    ===========    ============     ===========
Investments in shares of The Trusts, at cost ...........  $ 9,027,463    $79,303,999    $183,429,936     $17,086,206
The Trusts shares held
 Class A ...............................................        9,961        712,256         581,875         512,980
 Class B ...............................................    1,116,454      7,964,593      15,021,902       1,003,911

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                            EQ/Janus      EQ/JP Morgan     EQ/Lazard
                                                            Large Cap        Value         Small Cap
                                                             Growth      Opportunities       Value
                                                         -------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $24,336,854     $34,417,571    $17,097,657
Receivable for The Trusts shares sold ..................      469,010              --         66,533
Receivable for policy-related transactions .............           --          90,487             --
                                                          -----------     -----------    -----------
  Total assets .........................................   24,805,864      34,508,058     17,164,190
                                                          -----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ................           --          89,852             --
Payable for policy-related transactions ................      469,968              --         66,533
                                                          -----------     -----------    -----------
  Total liabilities ....................................      469,968          89,852         66,533
                                                          -----------     -----------    -----------
Net Assets .............................................  $24,335,896     $34,418,206    $17,097,657
                                                          ===========     ===========    ===========
Net Assets:
Accumulation Units .....................................  $24,032,377     $34,065,470    $16,945,546
Accumulation nonunitized ...............................           --              --             --
Retained by AXA Equitable in Separate Account FP .......      303,519         352,736        152,111
                                                          -----------     -----------    -----------
Total net assets .......................................  $24,335,896     $34,418,206    $17,097,657
                                                          ===========     ===========    ===========
Investments in shares of The Trusts, at cost ...........  $21,058,184     $30,674,745    $16,077,559
The Trusts shares held
 Class A ...............................................       32,178          10,414        360,191
 Class B ...............................................    3,790,831       2,782,280        859,129



                                                                           EQ/Mercury      EQ/Mercury
                                                           EQ/Marsico     Basic Value    International   EQ/MFS Emerging
                                                              Focus          Equity          Value       Growth Companies
                                                         -------------- --------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $89,102,389    $191,212,265    $115,144,261      $171,676,612
Receivable for The Trusts shares sold ..................           --         185,189              --            36,234
Receivable for policy-related transactions .............       22,853              --         251,865                --
                                                          -----------    ------------    ------------      ------------
  Total assets .........................................   89,125,242     191,397,454     115,396,126       171,712,846
                                                          -----------    ------------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ................       23,167              --         273,901                --
Payable for policy-related transactions ................           --         256,891              --            46,412
                                                          -----------    ------------    ------------      ------------
  Total liabilities ....................................       23,167         256,891         273,901            46,412
                                                          -----------    ------------    ------------      ------------
Net Assets .............................................  $89,102,075    $191,140,563    $115,122,225      $171,666,434
                                                          ===========    ============    ============      ============
Net Assets:
Accumulation Units .....................................  $88,906,080    $190,901,229    $114,793,570      $171,458,243
Accumulation nonunitized ...............................           --              --              --                --
Retained by AXA Equitable in Separate Account FP .......      195,995         239,334         328,655           208,191
                                                          -----------    ------------    ------------      ------------
Total net assets .......................................  $89,102,075    $191,140,563    $115,122,225      $171,666,434
                                                          ===========    ============    ============      ============
Investments in shares of The Trusts, at cost ...........  $73,039,832    $166,524,733    $ 90,624,101      $177,524,914
The Trusts shares held
 Class A ...............................................      653,909         414,065         429,798           149,175
 Class B ...............................................    5,450,515      11,919,771       8,409,888        12,947,820

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                               EQ/MFS          EQ/Money        EQ/Small
                                                          Investors Trust       Market      Company Index
                                                         ----------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....    $11,180,104     $320,976,749     $26,032,914
Receivable for The Trusts shares sold ..................         64,928          741,220              --
Receivable for policy-related transactions .............             --               --          45,627
                                                            -----------     ------------     -----------
  Total assets .........................................     11,245,032      321,717,969      26,078,541
                                                            -----------     ------------     -----------
Liabilities:
Payable for The Trusts shares purchased ................             --               --          45,615
Payable for policy-related transactions ................         64,928        1,604,004              --
                                                            -----------     ------------     -----------
  Total liabilities ....................................         64,928        1,604,004          45,615
                                                            -----------     ------------     -----------
Net Assets .............................................    $11,180,104     $320,113,965     $26,032,926
                                                            ===========     ============     ===========
Net Assets:
Accumulation Units .....................................    $10,883,542     $318,678,337     $25,806,540
Accumulation nonunitized ...............................             --        1,243,525              --
Retained by AXA Equitable in Separate Account FP .......        296,562          192,103         226,386
                                                            -----------     ------------     -----------
Total net assets .......................................    $11,180,104     $320,113,965     $26,032,926
                                                            ===========     ============     ===========
Investments in shares of The Trusts, at cost ...........    $ 9,672,449     $322,849,946     $23,769,109
The Trusts shares held
 Class A ...............................................         12,217       24,312,293       1,547,239
 Class B ...............................................      1,168,328        6,714,103         646,570



                                                           Fidelity VIP
                                                          Asset Manager:   Fidelity VIP    Fidelity VIP    Fidelity VIP
                                                              Growth        Contrafund    Equity-Income   Growth & Income
                                                         ---------------- -------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $1,375,870      $8,579,303      $4,941,577      $2,063,712
Receivable for The Trusts shares sold ..................            --              --              --              --
Receivable for policy-related transactions .............            --         165,874              --               1
                                                            ----------      ----------      ----------      ----------
  Total assets .........................................     1,375,870       8,745,177       4,941,577       2,063,713
                                                            ----------      ----------      ----------      ----------
Liabilities:
Payable for The Trusts shares purchased ................            --         165,874              --               1
Payable for policy-related transactions ................            --              --              --
                                                            ----------      ----------      ----------
  Total liabilities ....................................            --         165,874              --               1
                                                            ----------      ----------      ----------      ----------
Net Assets .............................................    $1,375,870      $8,579,303      $4,941,577      $2,063,712
                                                            ==========      ==========      ==========      ==========
Net Assets:
Accumulation Units .....................................    $1,375,870      $8,579,303      $4,941,577      $2,063,712
Accumulation nonunitized ...............................            --              --              --              --
Retained by AXA Equitable in Separate Account FP .......            --              --              --              --
                                                            ----------      ----------      ----------      ----------
Total net assets .......................................    $1,375,870      $8,579,303      $4,941,577      $2,063,712
                                                            ==========      ==========      ==========      ==========
Investments in shares of The Trusts, at cost ...........    $1,320,333      $7,699,487      $4,438,862      $1,885,994
The Trusts shares held
 Class A ...............................................            --              --              --              --
 Class B ...............................................       109,109         325,590         196,954         150,526

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                         Fidelity VIP
                                                          Fidelity VIP    Investment    Fidelity VIP
                                                           High Income    Grade Bond       Mid Cap
                                                         -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....   $2,949,540     $6,407,630    $11,035,331
Receivable for The Trusts shares sold ..................           --        343,283             --
Receivable for policy--related transactions ............       48,119             --        228,655
                                                           ----------     ----------    -----------
  Total assets .........................................    2,997,659      6,750,913     11,263,986
Liabilities:
Payable for The Trusts shares purchased ................       48,119             --        228,655
Payable for policy--related transactions ...............           --        343,283             --
                                                           ----------     ----------    -----------
  Total liabilities ....................................       48,119        343,283        228,655
                                                           ----------     ----------    -----------
Net Assets .............................................   $2,949,540     $6,407,630    $11,035,331
                                                           ==========     ==========    ===========
Net Assets:
Accumulation Units .....................................   $2,949,540     $6,407,630    $11,035,331
Accumulation nonunitized ...............................           --             --             --
Retained by AXA Equitable in Separate Account FP .......           --             --             --
                                                           ----------     ----------    -----------
Total net assets .......................................   $2,949,540     $6,407,630    $11,035,331
                                                           ==========     ==========    ===========
Investments in shares of The Trusts, at cost ...........   $2,837,101     $6,354,118    $ 9,892,119
The Trusts shares held
 Class A ...............................................           --             --             --
 Class B ...............................................      426,851        489,880        369,322



                                                                                            Laudus Rosenberg
                                                                                               VIT Value
                                                          Fidelity VIP     Fidelity VIP        Long/Short     MFS Mid Cap
                                                              Value      Value Strategies        Equity         Growth
                                                         -------------- ------------------ ----------------- ------------
Assets:
Investments in shares of The Trusts, at fair value .....   $1,468,042       $2,847,258        $11,613,365      $167,950
Receivable for The Trusts shares sold ..................           --               --                 --            --
Receivable for policy--related transactions ............          156            6,047              7,585            --
                                                           ----------       ----------        -----------      --------
  Total assets .........................................    1,468,198        2,853,305         11,620,950       167,950
Liabilities:
Payable for The Trusts shares purchased ................          156            6,047              7,585            --
Payable for policy--related transactions ...............           --               --                 --            --
                                                           ----------       ----------        -----------      --------
  Total liabilities ....................................          156            6,047              7,585            --
                                                           ----------       ----------        -----------      --------
Net Assets .............................................   $1,468,042       $2,847,258        $11,613,365      $167,950
                                                           ==========       ==========        ===========      ========
Net Assets:
Accumulation Units .....................................   $1,468,042       $2,847,258        $ 4,596,503      $166,522
Accumulation nonunitized ...............................           --               --                 --            --
Retained by AXA Equitable in Separate Account FP .......           --               --          7,016,862         1,428
                                                           ----------       ----------        -----------      --------
Total net assets .......................................   $1,468,042       $2,847,258        $11,613,365      $167,950
                                                           ==========       ==========        ===========      ========
Investments in shares of The Trusts, at cost ...........   $1,360,852       $2,617,633        $11,555,703      $138,493
The Trusts shares held
 Class A ...............................................           --               --                 --        23,722
 Class B ...............................................      123,677          201,362          1,162,499            --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                          PEA Renaissance
                                                         -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $25,764,625
Receivable for The Trusts shares sold ..................        918,385
Receivable for policy--related transactions ............         81,827
                                                            -----------
  Total assets .........................................     26,764,837
                                                            -----------
Liabilities:
Payable for The Trusts shares purchased ................             --
Payable for policy--related transactions ...............             --
                                                            -----------
  Total liabilities ....................................             --
                                                            -----------
Net Assets .............................................    $26,764,837
                                                            ===========
Net Assets:
Accumulation Units .....................................    $26,704,826
Accumulation nonunitized ...............................             --
Retained by AXA Equitable in Separate Account FP .......         60,011
                                                            -----------
Total net assets .......................................    $26,764,837
                                                            ===========
Investments in shares of The Trusts, at cost ...........    $23,107,694
The Trusts shares held
 Class A ...............................................      1,689,484
 Class B ...............................................             --



                                                                               U.S. Real Estate --  Vanguard VIF
                                                          PIMCO Total Return         Class I        Equity Index
                                                         -------------------- -------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....       $202,388            $50,810,533       $2,127,219
Receivable for The Trusts shares sold ..................             --                     --               --
Receivable for policy--related transactions ............             --                183,056               --
                                                               --------            -----------       ----------
  Total assets .........................................        202,388             50,993,589        2,127,219
                                                               --------            -----------       ----------
Liabilities:
Payable for The Trusts shares purchased ................            203                191,888              270
Payable for policy--related transactions ...............              8                     --            2,310
                                                               --------            -----------       ----------
  Total liabilities ....................................            211                191,888            2,580
                                                               --------            -----------       ----------
Net Assets .............................................       $202,177            $50,801,701       $2,124,639
                                                               ========            ===========       ==========
Net Assets:
Accumulation Units .....................................       $197,244            $50,741,923       $2,113,366
Accumulation nonunitized ...............................             --                     --               --
Retained by AXA Equitable in Separate Account FP .......          4,933                 59,778           11,273
                                                               --------            -----------       ----------
Total net assets .......................................       $202,177            $50,801,701       $2,124,639
                                                               ========            ===========       ==========
Investments in shares of The Trusts, at cost ...........       $200,335            $42,975,821       $1,962,585
The Trusts shares held
 Class A ...............................................         18,962                     --           75,193
 Class B ...............................................             --              2,480,983               --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

              (Continued)




                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
AXA Aggressive Allocation ..................     Class A 0.00%          $ 122.81                      14
AXA Aggressive Allocation ..................     Class A 0.60%          $ 121.89                      32
AXA Aggressive Allocation ..................     Class A 0.80%          $ 121.59                      --
AXA Aggressive Allocation ..................     Class A 0.90%          $ 121.44                      --
AXA Aggressive Allocation ..................     Class B 0.00%          $ 122.43                      --
AXA Aggressive Allocation ..................     Class B 0.00%          $ 121.43                      --
AXA Aggressive Allocation ..................     Class B 0.60%          $ 121.52                      15
AXA Aggressive Allocation ..................     Class B 0.90%          $ 121.06                      --

AXA Conservative Allocation ................     Class A 0.00%          $ 109.01                       4
AXA Conservative Allocation ................     Class A 0.60%          $ 108.19                      13
AXA Conservative Allocation ................     Class A 0.80%          $ 107.92                      --
AXA Conservative Allocation ................     Class A 0.90%          $ 107.79                       2
AXA Conservative Allocation ................     Class B 0.00%          $ 108.67                      --
AXA Conservative Allocation ................     Class B 0.60%          $ 107.86                       2
AXA Conservative Allocation ................     Class B 0.90%          $ 107.45                      --

AXA Conservative-Plus Allocation ...........     Class A 0.00%          $ 112.95                       5
AXA Conservative-Plus Allocation ...........     Class A 0.60%          $ 112.10                       6
AXA Conservative-Plus Allocation ...........     Class A 0.80%          $ 111.82                      --
AXA Conservative-Plus Allocation ...........     Class A 0.90%          $ 111.68                      --
AXA Conservative-Plus Allocation ...........     Class B 0.00%          $ 112.59                      --
AXA Conservative-Plus Allocation ...........     Class B 0.60%          $ 111.75                       3
AXA Conservative-Plus Allocation ...........     Class B 0.90%          $ 111.33                      --

AXA Moderate Allocation ....................     Class A 0.00%          $ 237.11                     415
AXA Moderate Allocation ....................     Class A 0.60%          $ 545.87                   2,156
AXA Moderate Allocation ....................     Class A 0.80%          $ 179.84                      24
AXA Moderate Allocation ....................     Class A 0.90%          $ 229.71                     438
AXA Moderate Allocation ....................     Class B 0.00%          $ 237.11                      --
AXA Moderate Allocation ....................     Class B 0.00%          $ 118.80                      --
AXA Moderate Allocation ....................     Class B 0.60%          $ 117.29                     660
AXA Moderate Allocation ....................     Class B 0.90%          $ 125.97                      --

AXA Moderate-Plus Allocation ...............     Class A 0.00%          $ 121.36                      45
AXA Moderate-Plus Allocation ...............     Class A 0.60%          $ 120.45                      58
AXA Moderate-Plus Allocation ...............     Class A 0.80%          $ 120.15                      --
AXA Moderate-Plus Allocation ...............     Class A 0.90%          $ 120.00                       5
AXA Moderate-Plus Allocation ...............     Class B 0.00%          $ 120.99                      --
AXA Moderate-Plus Allocation ...............     Class B 0.60%          $ 120.08                      18
AXA Moderate-Plus Allocation ...............     Class B 0.90%          $ 119.63                      --

AXA Premier VIP Aggressive Equity ..........     Class A 0.00%          $ 154.55                     304
AXA Premier VIP Aggressive Equity ..........     Class A 0.60%          $ 634.87                     707
AXA Premier VIP Aggressive Equity ..........     Class A 0.80%          $  94.71                      33
AXA Premier VIP Aggressive Equity ..........     Class A 0.90%          $ 171.23                     152
AXA Premier VIP Aggressive Equity ..........     Class B 0.00%          $  80.86                      --
AXA Premier VIP Aggressive Equity ..........     Class B 0.60%          $  77.79                     195
AXA Premier VIP Aggressive Equity ..........     Class B 0.90%          $  76.29                      --

AXA Premier VIP Core Bond ..................     Class A 0.00%          $ 111.21                      64
AXA Premier VIP Core Bond ..................     Class A 0.00%          $ 105.09                       1
AXA Premier VIP Core Bond ..................     Class A 0.60%          $ 115.19                       5
AXA Premier VIP Core Bond ..................     Class B 0.00%          $ 116.59                      55
AXA Premier VIP Core Bond ..................     Class B 0.60%          $ 114.51                     356
AXA Premier VIP Core Bond ..................     Class B 0.80%          $ 113.82                       1
AXA Premier VIP Core Bond ..................     Class B 0.90%          $ 113.47                      21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP Health Care ...................     Class A 0.00%          $ 145.63                     17
AXA Premier VIP Health Care ...................     Class A 0.00%          $ 117.14                     --
AXA Premier VIP Health Care ...................     Class A 0.60%          $ 114.04                      2
AXA Premier VIP Health Care ...................     Class B 0.00%          $ 115.02                     41
AXA Premier VIP Health Care ...................     Class B 0.60%          $ 112.96                    118
AXA Premier VIP Health Care ...................     Class B 0.80%          $ 112.28                     --
AXA Premier VIP Health Care ...................     Class B 0.90%          $ 111.95                      7

AXA Premier VIP High Yield ....................     Class A 0.00%          $ 192.26                    216
AXA Premier VIP High Yield ....................     Class A 0.60%          $ 344.69                    392
AXA Premier VIP High Yield ....................     Class A 0.80%          $ 139.31                      7
AXA Premier VIP High Yield ....................     Class A 0.90%          $ 209.54                     54
AXA Premier VIP High Yield ....................     Class B 0.00%          $ 192.26                     --
AXA Premier VIP High Yield ....................     Class B 0.00%          $ 118.17                     --
AXA Premier VIP High Yield ....................     Class B 0.60%          $  98.64                    184
AXA Premier VIP High Yield ....................     Class B 0.90%          $  96.74                     --

AXA Premier VIP International Equity ..........     Class A 0.00%          $ 170.04                     24
AXA Premier VIP International Equity ..........     Class A 0.60%          $ 126.08                     --
AXA Premier VIP International Equity ..........     Class B 0.00%          $ 162.44                      2
AXA Premier VIP International Equity ..........     Class B 0.60%          $ 123.09                    169
AXA Premier VIP International Equity ..........     Class B 0.80%          $ 160.26                     --
AXA Premier VIP International Equity ..........     Class B 0.90%          $ 121.98                     10

AXA Premier VIP Large Cap Core Equity .........     Class A 0.00%          $ 149.32                     13
AXA Premier VIP Large Cap Core Equity .........     Class A 0.60%          $ 108.47                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.00%          $ 135.37                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.60%          $ 106.92                     19
AXA Premier VIP Large Cap Core Equity .........     Class B 0.80%          $ 133.56                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.90%          $ 105.95                      1

AXA Premier VIP Large Cap Growth ..............     Class A 0.00%          $ 144.24                     23
AXA Premier VIP Large Cap Growth ..............     Class A 0.60%          $  99.99                      1
AXA Premier VIP Large Cap Growth ..............     Class B 0.00%          $ 130.68                      1
AXA Premier VIP Large Cap Growth ..............     Class B 0.60%          $  94.13                     80
AXA Premier VIP Large Cap Growth ..............     Class B 0.80%          $ 128.92                     --
AXA Premier VIP Large Cap Growth ..............     Class B 0.90%          $  93.28                      5

AXA Premier VIP Large Cap Value ...............     Class A 0.00%          $ 158.60                     15
AXA Premier VIP Large Cap Value ...............     Class A 0.60%          $ 118.01                      1
AXA Premier VIP Large Cap Value ...............     Class B 0.00%          $ 146.01                      1
AXA Premier VIP Large Cap Value ...............     Class B 0.60%          $ 118.09                     65
AXA Premier VIP Large Cap Value ...............     Class B 0.80%          $ 144.05                     --
AXA Premier VIP Large Cap Value ...............     Class B 0.90%          $ 117.02                      4

AXA Premier VIP Small/Mid Cap Growth ..........     Class A 0.00%          $ 169.69                     29
AXA Premier VIP Small/Mid Cap Growth ..........     Class A 0.60%          $ 101.88                      1
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.00%          $ 152.51                      3
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.60%          $  96.70                    160
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.80%          $ 150.46                     --
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.90%          $  95.83                      8

AXA Premier VIP Small/Mid Cap Value ...........     Class A 0.00%          $ 181.48                     21
AXA Premier VIP Small/Mid Cap Value ...........     Class A 0.00%          $ 119.47                     --
AXA Premier VIP Small/Mid Cap Value ...........     Class A 0.60%          $ 118.35                      1
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.00%          $ 120.99                     42
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.60%          $ 118.82                    265

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
AXA Premier VIP Small/Mid Cap Value ....................     Class B 0.80%          $ 118.11                      --
AXA Premier VIP Small/Mid Cap Value ....................     Class B 0.90%          $ 117.75                      20
AXA Premier VIP Technology .............................     Class A 0.00%          $ 186.28                      18
AXA Premier VIP Technology .............................     Class A 0.60%          $ 102.33                       1
AXA Premier VIP Technology .............................     Class B 0.00%          $ 154.13                      41
AXA Premier VIP Technology .............................     Class B 0.60%          $  93.31                     577
AXA Premier VIP Technology .............................     Class B 0.80%          $ 152.06                       1
AXA Premier VIP Technology .............................     Class B 0.90%          $  92.46                      26

Davis Value ............................................     Class A 0.60%          $ 127.96                       3

EQ/Alliance Common Stock ...............................     Class A 0.00%          $ 305.25                     708
EQ/Alliance Common Stock ...............................     Class A 0.60%          $ 827.96                   2,306
EQ/Alliance Common Stock ...............................     Class A 0.80%          $ 203.27                      71
EQ/Alliance Common Stock ...............................     Class A 0.90%          $ 349.40                     408
EQ/Alliance Common Stock ...............................     Class B 0.00%          $  97.01                       1
EQ/Alliance Common Stock ...............................     Class B 0.60%          $ 113.02                   1,784
EQ/Alliance Common Stock ...............................     Class B 0.90%          $ 110.84                      --

EQ/Alliance Growth and Income ..........................     Class A 0.00%          $ 339.60                     227
EQ/Alliance Growth and Income ..........................     Class A 0.60%          $ 313.97                     831
EQ/Alliance Growth and Income ..........................     Class A 0.80%          $ 246.53                      15
EQ/Alliance Growth and Income ..........................     Class A 0.90%          $ 303.47                     114
EQ/Alliance Growth and Income ..........................     Class B 0.00%          $ 128.71                      --
EQ/Alliance Growth and Income ..........................     Class B 0.60%          $ 127.43                     885
EQ/Alliance Growth and Income ..........................     Class B 0.90%          $ 144.35                      --

EQ/Alliance Intermediate Government Securities .........     Class A 0.00%          $ 183.09                     259
EQ/Alliance Intermediate Government Securities .........     Class A 0.60%          $ 210.94                     368
EQ/Alliance Intermediate Government Securities .........     Class A 0.80%          $ 152.57                       4
EQ/Alliance Intermediate Government Securities .........     Class A 0.90%          $ 174.64                      59
EQ/Alliance Intermediate Government Securities .........     Class B 0.00%          $ 133.80                      --
EQ/Alliance Intermediate Government Securities .........     Class B 0.60%          $ 129.31                     224
EQ/Alliance Intermediate Government Securities .........     Class B 0.90%          $ 129.91                      --

EQ/Alliance International ..............................     Class A 0.00%          $ 154.89                     382
EQ/Alliance International ..............................     Class A 0.60%          $ 146.07                   2,874
EQ/Alliance International ..............................     Class A 0.80%          $ 121.37                      18
EQ/Alliance International ..............................     Class A 0.90%          $ 141.83                     247
EQ/Alliance International ..............................     Class B 0.00%          $ 107.60                      --
EQ/Alliance International ..............................     Class B 0.60%          $ 110.38                     511
EQ/Alliance International ..............................     Class B 0.90%          $ 106.24                      --

EQ/Alliance Premier Growth .............................     Class A 0.00%          $ 134.65                      15
EQ/Alliance Premier Growth .............................     Class A 0.00%          $ 112.01                      --
EQ/Alliance Premier Growth .............................     Class A 0.60%          $  96.37                      --
EQ/Alliance Premier Growth .............................     Class B 0.00%          $  68.20                     110
EQ/Alliance Premier Growth .............................     Class B 0.60%          $  65.95                   1,273
EQ/Alliance Premier Growth .............................     Class B 0.80%          $  65.21                      10
EQ/Alliance Premier Growth .............................     Class B 0.90%          $  64.84                      52

EQ/Alliance Quality Bond ...............................     Class A 0.00%          $ 201.85                     184
EQ/Alliance Quality Bond ...............................     Class A 0.60%          $ 177.94                     368
EQ/Alliance Quality Bond ...............................     Class A 0.80%          $ 165.43                       3
EQ/Alliance Quality Bond ...............................     Class A 0.90%          $ 171.99                      39
EQ/Alliance Quality Bond ...............................     Class B 0.00%          $ 138.48                      --
EQ/Alliance Quality Bond ...............................     Class B 0.60%          $ 133.62                     235
EQ/Alliance Quality Bond ...............................     Class B 0.90%          $ 133.32                      --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Alliance Small Cap Growth ..............     Class A 0.00%          $ 173.61                     208
EQ/Alliance Small Cap Growth ..............     Class A 0.60%          $ 165.78                     628
EQ/Alliance Small Cap Growth ..............     Class A 0.80%          $ 163.23                       7
EQ/Alliance Small Cap Growth ..............     Class A 0.90%          $ 161.98                      70
EQ/Alliance Small Cap Growth ..............     Class B 0.00%          $ 129.95                      --
EQ/Alliance Small Cap Growth ..............     Class B 0.00%          $ 145.00                      --
EQ/Alliance Small Cap Growth ..............     Class B 0.60%          $ 125.01                     408
EQ/Alliance Small Cap Growth ..............     Class B 0.90%          $ 122.60                      --

EQ/Bernstein Diversified Value ............     Class A 0.00%          $ 161.68                      68
EQ/Bernstein Diversified Value ............     Class A 0.00%          $ 119.79                      --
EQ/Bernstein Diversified Value ............     Class A 0.60%          $ 119.95                       6
EQ/Bernstein Diversified Value ............     Class B 0.00%          $ 122.91                     265
EQ/Bernstein Diversified Value ............     Class B 0.60%          $ 118.37                      13
EQ/Bernstein Diversified Value ............     Class B 0.60%          $ 137.83                   1,041
EQ/Bernstein Diversified Value ............     Class B 0.80%          $ 117.72                       6
EQ/Bernstein Diversified Value ............     Class B 0.90%          $ 135.18                     100

EQ/Calvert Socially Responsible ...........     Class A 0.00%          $ 137.01                      --
EQ/Calvert Socially Responsible ...........     Class B 0.00%          $  87.31                      --
EQ/Calvert Socially Responsible ...........     Class B 0.60%          $  84.52                      --
EQ/Calvert Socially Responsible ...........     Class B 0.90%          $  83.16                      --

EQ/Capital Guardian Growth ................     Class A 0.00%          $ 134.73                      --
EQ/Capital Guardian Growth ................     Class B 0.00%          $  73.72                      --
EQ/Capital Guardian Growth ................     Class B 0.60%          $  82.13                      17
EQ/Capital Guardian Growth ................     Class B 0.60%          $  72.10                       6
EQ/Capital Guardian Growth ................     Class B 0.90%          $  80.54                      --

EQ/Capital Guardian International .........     Class A 0.00%          $ 161.71                       1
EQ/Capital Guardian International .........     Class A 0.60%          $ 124.87                       2
EQ/Capital Guardian International .........     Class B 0.00%          $ 106.66                      --
EQ/Capital Guardian International .........     Class B 0.60%          $ 102.96                      31
EQ/Capital Guardian International .........     Class B 0.90%          $ 101.31                      --

EQ/Capital Guardian Research ..............     Class A 0.00%          $ 159.34                       1
EQ/Capital Guardian Research ..............     Class A 0.00%          $ 117.30                      --
EQ/Capital Guardian Research ..............     Class A 0.60%          $ 108.01                       2
EQ/Capital Guardian Research ..............     Class B 0.00%          $ 123.17                     125
EQ/Capital Guardian Research ..............     Class B 0.60%          $ 119.27                     514
EQ/Capital Guardian Research ..............     Class B 0.80%          $ 118.00                       5
EQ/Capital Guardian Research ..............     Class B 0.90%          $ 117.36                      41

EQ/Capital Guardian U.S. Equity ...........     Class A 0.00%          $ 167.47                      22
EQ/Capital Guardian U.S. Equity ...........     Class A 0.00%          $ 115.20                      --
EQ/Capital Guardian U.S. Equity ...........     Class A 0.60%          $ 112.42                       3
EQ/Capital Guardian U.S. Equity ...........     Class B 0.00%          $ 119.65                      66
EQ/Capital Guardian U.S. Equity ...........     Class B 0.60%          $ 115.87                     401
EQ/Capital Guardian U.S. Equity ...........     Class B 0.80%          $ 114.63                       1
EQ/Capital Guardian U.S. Equity ...........     Class B 0.90%          $ 114.01                      32

EQ/Emerging Markets Equity ................     Class A 0.00%          $ 215.81                      21
EQ/Emerging Markets Equity ................     Class A 0.00%          $ 134.04                      --
EQ/Emerging Markets Equity ................     Class B 0.00%          $ 117.64                     162
EQ/Emerging Markets Equity ................     Class B 0.60%          $ 112.53                     643
EQ/Emerging Markets Equity ................     Class B 0.60%          $ 152.58                      24
EQ/Emerging Markets Equity ................     Class B 0.80%          $ 110.88                       3
EQ/Emerging Markets Equity ................     Class B 0.90%          $ 110.06                      47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
EQ/Enterprise Equity .......................     Class B 0.00%          $ 111.55                      --
EQ/Enterprise Equity Income ................     Class B 0.00%          $ 107.29                      --

EQ/Enterprise Growth .......................     Class B 0.00%          $ 104.97                      --

EQ/Enterprise Growth and Income ............     Class B 0.00%          $ 109.56                      --

EQ/Enterprise Small Company Growth .........     Class B 0.00%          $ 114.93                      --
EQ/Enterprise Small Company Value ..........     Class B 0.00%          $ 113.57                       1

EQ/Equity 500 Index ........................     Class A 0.00%          $ 299.58                     477
EQ/Equity 500 Index ........................     Class A 0.60%          $ 283.62                   1,452
EQ/Equity 500 Index ........................     Class A 0.80%          $ 195.46                      21
EQ/Equity 500 Index ........................     Class A 0.90%          $ 274.48                     222
EQ/Equity 500 Index ........................     Class B 0.00%          $  92.28                      --
EQ/Equity 500 Index ........................     Class B 0.60%          $  92.19                   1,115
EQ/Equity 500 Index ........................     Class B 0.90%          $ 104.03                      --

EQ/Evergreen Omega .........................     Class A 0.00%          $ 151.49                      --
EQ/Evergreen Omega .........................     Class A 0.00%          $ 107.45                      --
EQ/Evergreen Omega .........................     Class B 0.00%          $  88.21                      21
EQ/Evergreen Omega .........................     Class B 0.60%          $  82.77                      91
EQ/Evergreen Omega .........................     Class B 0.80%          $  84.50                      --
EQ/Evergreen Omega .........................     Class B 0.90%          $  81.39                      --
EQ/Evergreen Omega .........................     Class B 0.90%          $  84.05                       5

EQ/FI Mid Cap ..............................     Class A 0.00%          $ 181.73                      42
EQ/FI Mid Cap ..............................     Class A 0.00%          $ 122.81                      --
EQ/FI Mid Cap ..............................     Class A 0.60%          $ 133.95                       2
EQ/FI Mid Cap ..............................     Class B 0.00%          $ 118.14                     110
EQ/FI Mid Cap ..............................     Class B 0.60%          $ 115.10                     620
EQ/FI Mid Cap ..............................     Class B 0.80%          $ 114.10                       2
EQ/FI Mid Cap ..............................     Class B 0.90%          $ 113.60                      29

EQ/FI Small/Mid Cap Value ..................     Class A 0.00%          $ 169.09                      45
EQ/FI Small/Mid Cap Value ..................     Class A 0.00%          $ 121.76                      --
EQ/FI Small/Mid Cap Value ..................     Class A 0.60%          $ 125.77                       5
EQ/FI Small/Mid Cap Value ..................     Class B 0.00%          $ 159.85                     177
EQ/FI Small/Mid Cap Value ..................     Class B 0.60%          $ 148.28                      61
EQ/FI Small/Mid Cap Value ..................     Class B 0.60%          $ 152.64                   1,047
EQ/FI Small/Mid Cap Value ..................     Class B 0.80%          $ 150.30                       6
EQ/FI Small/Mid Cap Value ..................     Class B 0.90%          $ 117.59                      --
EQ/FI Small/Mid Cap Value ..................     Class B 0.90%          $ 149.15                      81

EQ/J.P. Morgan Core Bond ...................     Class A 0.00%          $ 110.55                      50
EQ/J.P. Morgan Core Bond ...................     Class A 0.60%          $ 116.38                      --
EQ/J.P. Morgan Core Bond ...................     Class B 0.00%          $ 116.85                      --
EQ/J.P. Morgan Core Bond ...................     Class B 0.60%          $ 138.31                      23
EQ/J.P. Morgan Core Bond ...................     Class B 0.60%          $ 140.71                      56
EQ/J.P. Morgan Core Bond ...................     Class B 0.80%          $ 114.00                      --
EQ/J.P. Morgan Core Bond ...................     Class B 0.90%          $ 138.00                      --
EQ/J.P. Morgan Core Bond ...................     Class B 0.90%          $ 113.65                       1

EQ/Janus Large Cap Growth ..................     Class A 0.00%          $ 147.47                      --
EQ/Janus Large Cap Growth ..................     Class A 0.00%          $ 116.43                      --
EQ/Janus Large Cap Growth ..................     Class A 0.60%          $  99.96                       1
EQ/Janus Large Cap Growth ..................     Class B 0.00%          $  63.89                      59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/Janus Large Cap Growth ................     Class B 0.60%          $  62.25                    309
EQ/Janus Large Cap Growth ................     Class B 0.80%          $  61.71                      1
EQ/Janus Large Cap Growth ................     Class B 0.90%          $  61.44                     14

EQ/JP Morgan Value Opportunities .........     Class A 0.00%          $ 154.06                     --
EQ/JP Morgan Value Opportunities .........     Class A 0.00%          $ 118.27                     --
EQ/JP Morgan Value Opportunities .........     Class B 0.00%          $ 146.48                     46
EQ/JP Morgan Value Opportunities .........     Class B 0.60%          $  98.16                     27
EQ/JP Morgan Value Opportunities .........     Class B 0.60%          $ 139.87                    157
EQ/JP Morgan Value Opportunities .........     Class B 0.80%          $ 137.73                      2
EQ/JP Morgan Value Opportunities .........     Class B 0.90%          $ 136.67                     17

EQ/Lazard Small Cap Value ................     Class A 0.00%          $ 177.17                     27
EQ/Lazard Small Cap Value ................     Class A 0.60%          $ 175.86                      1
EQ/Lazard Small Cap Value ................     Class B 0.00%          $ 190.60                     --
EQ/Lazard Small Cap Value ................     Class B 0.00%          $ 189.19                      2
EQ/Lazard Small Cap Value ................     Class B 0.60%          $ 178.52                      6
EQ/Lazard Small Cap Value ................     Class B 0.60%          $ 183.35                     55
EQ/Lazard Small Cap Value ................     Class B 0.80%          $ 181.21                     --
EQ/Lazard Small Cap Value ................     Class B 0.90%          $ 180.23                      3

EQ/Marsico Focus .........................     Class A 0.00%          $ 141.05                     66
EQ/Marsico Focus .........................     Class A 0.00%          $ 113.48                     --
EQ/Marsico Focus .........................     Class A 0.60%          $ 140.01                      1
EQ/Marsico Focus .........................     Class B 0.00%          $ 136.17                     85
EQ/Marsico Focus .........................     Class B 0.60%          $ 133.54                    473
EQ/Marsico Focus .........................     Class B 0.80%          $ 132.67                      2
EQ/Marsico Focus .........................     Class B 0.90%          $ 132.24                     34

EQ/Mercury Basic Value Equity ............     Class A 0.00%          $ 165.39                     38
EQ/Mercury Basic Value Equity ............     Class A 0.00%          $ 118.45                     --
EQ/Mercury Basic Value Equity ............     Class A 0.60%          $ 164.16                      1
EQ/Mercury Basic Value Equity ............     Class B 0.00%          $ 221.53                    162
EQ/Mercury Basic Value Equity ............     Class B 0.60%          $ 211.55                    613
EQ/Mercury Basic Value Equity ............     Class B 0.60%          $ 138.34                     53
EQ/Mercury Basic Value Equity ............     Class B 0.80%          $ 208.30                      5
EQ/Mercury Basic Value Equity ............     Class B 0.90%          $ 206.70                     51

EQ/Mercury International Value ...........     Class A 0.00%          $ 165.41                     32
EQ/Mercury International Value ...........     Class A 0.00%          $ 129.89                     --
EQ/Mercury International Value ...........     Class A 0.60%          $ 126.22                      2
EQ/Mercury International Value ...........     Class B 0.00%          $ 123.09                    172
EQ/Mercury International Value ...........     Class B 0.60%          $ 128.52                     12
EQ/Mercury International Value ...........     Class B 0.60%          $ 131.23                    588
EQ/Mercury International Value ...........     Class B 0.80%          $ 117.90                      3
EQ/Mercury International Value ...........     Class B 0.90%          $ 128.70                     71

EQ/MFS Emerging Growth Companies .........     Class A 0.00%          $ 150.63                     13
EQ/MFS Emerging Growth Companies .........     Class A 0.00%          $ 114.44                     --
EQ/MFS Emerging Growth Companies .........     Class A 0.60%          $ 100.02                     --
EQ/MFS Emerging Growth Companies .........     Class B 0.00%          $ 146.44                    136
EQ/MFS Emerging Growth Companies .........     Class B 0.60%          $  80.35                     78
EQ/MFS Emerging Growth Companies .........     Class B 0.60%          $ 139.84                    955
EQ/MFS Emerging Growth Companies .........     Class B 0.80%          $ 137.69                     10
EQ/MFS Emerging Growth Companies .........     Class B 0.90%          $ 136.63                     61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                          Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                         ------------------   -----------------   --------------------------
EQ/MFS Investors Trust ...............................     Class A 0.00%          $ 141.33                     --
EQ/MFS Investors Trust ...............................     Class A 0.00%          $ 117.21                     --
EQ/MFS Investors Trust ...............................     Class A 0.60%          $ 105.89                     --
EQ/MFS Investors Trust ...............................     Class B 0.00%          $  92.74                     16
EQ/MFS Investors Trust ...............................     Class B 0.60%          $  89.68                     92
EQ/MFS Investors Trust ...............................     Class B 0.80%          $  88.68                     --
EQ/MFS Investors Trust ...............................     Class B 0.90%          $  88.18                     13

EQ/Money Market ......................................     Class A 0.00%          $ 148.04                    558
EQ/Money Market ......................................     Class A 0.60%          $ 223.30                    690
EQ/Money Market ......................................     Class A 0.80%          $ 128.42                      4
EQ/Money Market ......................................     Class A 0.90%          $ 143.42                     86
EQ/Money Market ......................................     Class B 0.00%          $ 114.69                     --
EQ/Money Market ......................................     Class B 0.00%          $ 148.04                      3
EQ/Money Market ......................................     Class B 0.60%          $ 115.95                    592
EQ/Money Market ......................................     Class B 0.90%          $ 113.71                     --

EQ/Small Company Index ...............................     Class A 0.00%          $ 192.20                     23
EQ/Small Company Index ...............................     Class A 0.60%          $ 168.29                     82
EQ/Small Company Index ...............................     Class A 0.60%          $ 130.46                      9
EQ/Small Company Index ...............................     Class B 0.00%          $ 141.99                     --
EQ/Small Company Index ...............................     Class B 0.60%          $ 149.03                      2
EQ/Small Company Index ...............................     Class B 0.60%          $ 150.96                     34
EQ/Small Company Index ...............................     Class B 0.80%          $ 166.99                     --
EQ/Small Company Index ...............................     Class B 0.90%          $ 148.06                      6

Fidelity VIP Asset Manager: Growth ...................     Class B 0.00%          $ 125.62                     11

Fidelity VIP Contrafund ..............................     Class B 0.00%          $ 146.29                     59

Fidelity VIP Equity-Income ...........................     Class B 0.00%          $ 144.62                     34

Fidelity VIP Growth & Income .........................     Class B 0.00%          $ 123.99                     17

Fidelity VIP High Income .............................     Class B 0.00%          $ 125.04                     24

Fidelity VIP Investment Grade Bond ...................     Class B 0.00%          $ 106.72                     60

Fidelity VIP Mid Cap .................................     Class B 0.00%          $ 179.46                     61

Fidelity VIP Value ...................................     Class B 0.00%          $ 141.88                     10

Fidelity VIP Value Strategies ........................     Class B 0.00%          $ 175.60                     16

Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.00%          $  99.90                      6
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.60%          $  98.89                     39
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.80%          $  98.56                     --
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.90%          $  98.39                      1

MFS Mid Cap Growth ...................................     Class A 0.60%          $ 121.45                      1

PEA Renaissance ......................................     Class A 0.00%          $ 219.93                     50
PEA Renaissance ......................................     Class A 0.00%          $ 125.82                     --
PEA Renaissance ......................................     Class A 0.60%          $ 186.54                     76
PEA Renaissance ......................................     Class A 0.60%          $ 158.09                      2
PEA Renaissance ......................................     Class A 0.80%          $ 185.90                     --
PEA Renaissance ......................................     Class A 0.90%          $ 185.59                      7

PIMCO Total Return ...................................     Class A 0.60%          $ 114.84                      2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2004


                                       Contract charges     Unit Fair Value     Units Outstanding (000's)
                                      ------------------   -----------------   --------------------------
U.S. Real Estate - Class I.........     Class A 0.00%          $ 140.27                     --
U.S. Real Estate - Class I.........     Class A 0.00%          $ 197.12                    148
U.S. Real Estate - Class I.........     Class A 0.60%          $ 175.16                    116
U.S. Real Estate - Class I.........     Class A 0.80%          $ 174.56                     --
U.S. Real Estate - Class I.........     Class A 0.90%          $ 174.27                      7

Vanguard VIF Equity Index .........     Class A 0.60%          $ 108.79                     19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                      Allocation        Allocation            Allocation
                                                   ---------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $101,558          $ 59,029              $39,535
 Expenses:
  Mortality and expense risk charges .............       25,999             7,181                3,662
                                                       --------          --------              -------
Net Investment Income (Loss) .....................       75,559            51,848               35,873
                                                       --------          --------              -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       22,185            73,582                9,615
  Realized gain distribution from The Trusts .....        2,088               585                  547
                                                       --------          --------              -------
 Net realized gain (loss) ........................       24,273            74,167               10,162
                                                       --------          --------              -------
 Change in unrealized appreciation
  (depreciation) of investments ..................      477,426             7,704               37,565
                                                       --------          --------              -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      501,699            81,871               47,727
                                                       --------          --------              -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $577,258          $133,719              $83,600
                                                       ========          ========              =======



                                                                                         AXA Premier
                                                    AXA Moderate   AXA Moderate-Plus   VIP Aggressive    AXA Premier
                                                     Allocation        Allocation          Equity       VIP Core Bond
                                                   -------------- ------------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 39,597,759       $  288,019       $         --     $1,768,024
 Expenses:
  Mortality and expense risk charges .............     8,305,273           28,164          2,871,240        255,288
                                                    ------------       ----------       ------------     ----------
Net Investment Income (Loss) .....................    31,292,486          259,855         (2,871,240)     1,512,736
                                                    ------------       ----------       ------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    12,413,462           62,393         (4,480,586)        19,532
  Realized gain distribution from The Trusts .....            --            3,244                 --        307,749
                                                    ------------       ----------       ------------     ----------
 Net realized gain (loss) ........................    12,413,462           65,637         (4,480,586)       327,281
                                                    ------------       ----------       ------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    70,588,454          793,992         64,845,527        (96,365)
                                                    ------------       ----------       ------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    83,001,916          859,629         60,364,941        230,916
                                                    ------------       ----------       ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $114,294,402       $1,119,484       $ 57,493,701     $1,743,652
                                                    ============       ==========       ============     ==========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    AXA Premier VIP   AXA Premier VIP
                                                      Health Care        High Yield
                                                   ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  711,810       $ 12,886,725
 Expenses:
  Mortality and expense risk charges .............        71,981            920,979
                                                      ----------       ------------
Net Investment Income (Loss) .....................       639,829         11,965,746
                                                      ----------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       819,348         (1,027,111)
  Realized gain distribution from The Trusts .....       527,707                 --
                                                      ----------       ------------
 Net realized gain (loss) ........................     1,347,055         (1,027,111)
                                                      ----------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (83,621)         3,813,355
                                                      ----------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,263,434          2,786,244
                                                      ----------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,903,263       $ 14,751,990
                                                      ==========       ============



                                                                           AXA Premier VIP  AXA Premier VIP   AXA Premier VIP
                                                       AXA Premier VIP        Large Cap        Large Cap         Large Cap
                                                    International Equity     Core Equity         Growth            Value
                                                   ---------------------- ---------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $  479,544           $ 92,153         $      --          $537,329
 Expenses:
  Mortality and expense risk charges .............           91,627             10,801            38,302            29,020
                                                         ----------           --------         ---------          --------
Net Investment Income (Loss) .....................          387,917             81,352           (38,302)          508,310
                                                         ----------           --------         ---------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          400,887             85,149           290,889           291,619
  Realized gain distribution from The Trusts .....          248,132             87,685                --            89,758
                                                         ----------           --------         ---------          --------
 Net realized gain (loss) ........................          649,019            172,834           290,889           381,377
                                                         ----------           --------         ---------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................        2,118,963             78,232           366,619            96,054
                                                         ----------           --------         ---------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        2,767,982            251,066           657,508           477,431
                                                         ----------           --------         ---------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $3,155,899           $332,418         $ 619,206          $985,741
                                                         ==========           ========         =========          ========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    AXA Premier VIP  AXA Premier VIP
                                                       Small/Mid        Small/Mid
                                                      Cap Growth        Cap Value
                                                   ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  267,647        $1,446,577
 Expenses:
  Mortality and expense risk charges .............        78,814           164,060
                                                      ----------        ----------
Net Investment Income (Loss) .....................       188,833         1,282,517
                                                      ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       230,077         2,338,995
  Realized gain distribution from The Trusts .....        35,532           783,391
                                                      ----------        ----------
 Net realized gain (loss) ........................       265,609         3,122,386
                                                      ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,519,660           603,397
                                                      ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,785,269         3,725,783
                                                      ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,974,102        $5,008,300
                                                      ==========        ==========



                                                    AXA Premier VIP                   EQ/Alliance       EQ/Alliance
                                                       Technology     Davis Value    Common Stock    Growth and Income
                                                   ----------------- ------------- ---------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  455,823        $ 1,429     $  28,413,743      $ 7,566,983
 Expenses:
  Mortality and expense risk charges .............       219,568          2,061        13,304,640        2,402,977
                                                      ----------        -------     -------------      -----------
Net Investment Income (Loss) .....................       236,255           (632)       15,109,103        5,164,006
                                                      ----------        -------     -------------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (356,425)        12,315       (43,987,348)         (28,569)
  Realized gain distribution from The Trusts .....            51             --                --               --
                                                      ----------        -------     -------------      -----------
 Net realized gain (loss) ........................      (356,374)        12,315       (43,987,348)         (28,569)
                                                      ----------        -------     -------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     6,181,987         24,730       333,110,059       47,110,785
                                                      ----------        -------     -------------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     5,825,613         37,045       289,122,711       47,082,216
                                                      ----------        -------     -------------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $6,061,868        $36,413     $ 304,231,814      $52,246,222
                                                      ==========        =======     =============      ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     EQ/Alliance
                                                     Intermediate
                                                      Government     EQ/Alliance      EQ/Alliance
                                                      Securities    International   Premier Growth
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   5,338,788    $11,008,760    $          --
 Expenses:
  Mortality and expense risk charges .............        809,561      2,880,351          519,632
                                                    -------------    -----------    -------------
Net Investment Income (Loss) .....................      4,529,227      8,128,409         (519,632)
                                                    -------------    -----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,102,779     11,777,975       (3,100,383)
  Realized gain distribution from The Trusts .....          8,883             --               --
                                                    -------------    -----------    -------------
 Net realized gain (loss) ........................      1,111,662     11,777,975       (3,100,383)
                                                    -------------    -----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,747,971)    67,042,531       10,717,948
                                                    -------------    -----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,636,309)    78,820,506        7,617,565
                                                    -------------    -----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   2,892,918    $86,948,915    $   7,097,933
                                                    =============    ===========    =============



                                                                     EQ/Alliance
                                                     EQ/Alliance      Small Cap      EQ/Bernstein
                                                     Quality Bond      Growth      Diversified Value
                                                   --------------- -------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   5,623,650   $        --       $ 2,541,346
 Expenses:
  Mortality and expense risk charges .............        670,526       947,273           895,361
                                                    -------------   -----------       -----------
Net Investment Income (Loss) .....................      4,953,124      (947,273)        1,645,985
                                                    -------------   -----------       -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,722,076     1,617,264         2,474,446
  Realized gain distribution from The Trusts .....        367,866            --         1,293,069
                                                    -------------   -----------       -----------
 Net realized gain (loss) ........................      2,089,942     1,617,264         3,767,515
                                                    -------------   -----------       -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,124,999)   23,779,473        16,966,823
                                                    -------------   -----------       -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (35,057)   25,396,737        20,734,338
                                                    -------------   -----------       -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   4,918,067   $24,449,464       $22,380,323
                                                    =============   ===========       ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     EQ/Calvert                       EQ/Capital
                                                      Socially       EQ/Capital        Guardian
                                                    Responsible   Guardian Growth   International
                                                   ------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   --        $   10,395         $ 48,689
 Expenses:
  Mortality and expense risk charges .............        34            10,762           18,163
                                                      ------        ----------         --------
Net Investment Income (Loss) .....................       (34)             (367)          30,526
                                                      ------        ----------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        24           (72,285)          12,771
  Realized gain distribution from The Trusts .....        --                --               --
                                                      ------        ----------         --------
 Net realized gain (loss) ........................        24           (72,285)          12,771
                                                      ------        ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     3,027           159,336          369,771
                                                      ------        ----------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     3,051            87,051          382,542
                                                      ------        ----------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,017        $   86,684         $413,068
                                                      ======        ==========         ========



                                                                         EQ/Capital
                                                        EQ/Capital        Guardian     EQ/Emerging
                                                    Guardian Research   U.S. Equity   Markets Equity
                                                   ------------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  498,548      $  291,498     $   594,532
 Expenses:
  Mortality and expense risk charges .............         396,431         295,923         404,396
                                                        ----------      ----------     -----------
Net Investment Income (Loss) .....................         102,117          (4,425)        190,136
                                                        ----------      ----------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       3,549,630       2,596,068       4,077,352
  Realized gain distribution from The Trusts .....              --              --              --
                                                        ----------      ----------     -----------
 Net realized gain (loss) ........................       3,549,630       2,596,068       4,077,352
                                                        ----------      ----------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       4,147,455       2,283,370      13,942,402
                                                        ----------      ----------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       7,697,085       4,879,438      18,019,754
                                                        ----------      ----------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $7,799,202      $4,875,013     $18,209,890
                                                        ==========      ==========     ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    EQ/Enterprise     EQ/Enterprise     EQ/Enterprise
                                                      Equity (a)    Equity Income (a)     Growth (a)
                                                   --------------- ------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $--               $208              $ 2
 Expenses:
  Mortality and expense risk charges .............        --                 --               --
                                                         ---               ----              ---
Net Investment Income (Loss) .....................        --                208                2
                                                         ---               ----              ---
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        --                 47               --
  Realized gain distribution from The Trusts .....        --                 --               --
                                                         ---               ----              ---
 Net realized gain (loss) ........................        --                 47               --
                                                         ---               ----              ---
 Change in unrealized appreciation
  (depreciation) of investments ..................        95                259               62
                                                         ---               ----              ---
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        95                306               62
                                                         ---               ----              ---
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $95               $514              $64
                                                         ===               ====              ===



                                                                            EQ/Enterprise   EQ/Enterprise
                                                        EQ/Enterprise       Small Company   Small Company
                                                    Growth and Income (a)     Growth (a)      Value (a)
                                                   ----------------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................           $20                 $--            $  119
 Expenses:
  Mortality and expense risk charges .............            --                  --                --
                                                             ---                 ---            ------
Net Investment Income (Loss) .....................            20                  --               119
                                                             ---                 ---            ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            --                   1               106
  Realized gain distribution from The Trusts .....            --                  --             2,396
                                                             ---                 ---            ------
 Net realized gain (loss) ........................            --                   1             2,502
                                                             ---                 ---            ------
 Change in unrealized appreciation
  (depreciation) of investments ..................            63                  98             2,357
                                                             ---                 ---            ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            63                  99             4,859
                                                             ---                 ---            ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................           $83                 $99            $4,978
                                                             ===                 ===            ======

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    EQ/Equity 500  EQ/Evergreen
                                                        Index          Omega      EQ/FI Mid Cap
                                                   -------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 11,362,495    $  27,591      $ 1,986,658
 Expenses:
  Mortality and expense risk charges .............     3,417,927       42,562          391,790
                                                    ------------    ---------      -----------
Net Investment Income (Loss) .....................     7,944,568      (14,971)       1,594,868
                                                    ------------    ---------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (3,696,894)     295,602        4,250,705
  Realized gain distribution from The Trusts .....            --           --        3,496,349
                                                    ------------    ---------      -----------
 Net realized gain (loss) ........................    (3,696,894)     295,602        7,747,054
                                                    ------------    ---------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    61,540,522      262,850        3,132,345
                                                    ------------    ---------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    57,843,628      558,452       10,879,399
                                                    ------------    ---------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 65,788,196    $ 543,481      $12,474,267
                                                    ============    =========      ===========



                                                    EQ/FI Small/Mid   EQ/J.P. Morgan   EQ/Janus Large
                                                       Cap Value         Core Bond       Cap Growth
                                                   ----------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 4,941,377      $   671,261       $   56,681
 Expenses:
  Mortality and expense risk charges .............        997,768           61,746          114,630
                                                      -----------      -----------       ----------
Net Investment Income (Loss) .....................      3,943,609          609,515          (57,949)
                                                      -----------      -----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      3,671,698           88,802          510,134
  Realized gain distribution from The Trusts .....     12,970,453           41,055               --
                                                      -----------      -----------       ----------
 Net realized gain (loss) ........................     16,642,151          129,857          510,134
                                                      -----------      -----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     11,003,613         (231,678)       2,080,218
                                                      -----------      -----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     27,645,764         (101,821)       2,590,352
                                                      -----------      -----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $31,589,373      $   507,694       $2,532,403
                                                      ===========      ===========       ==========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     EQ/JP Morgan    EQ/Lazard
                                                        Value        Small Cap     EQ/Marsico
                                                    Opportunities      Value          Focus
                                                   --------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  426,834    $  777,401     $       --
 Expenses:
  Mortality and expense risk charges .............       166,510        31,829        376,557
                                                      ----------    ----------     ----------
Net Investment Income (Loss) .....................       260,324       745,572     $ (376,557)
                                                      ----------    ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       379,250       109,189      3,323,999
  Realized gain distribution from The Trusts .....            --       685,284             --
                                                      ----------    ----------     ----------
 Net realized gain (loss) ........................       379,250       794,473      3,323,999
                                                      ----------    ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,628,929       206,402      5,043,614
                                                      ----------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     3,008,179     1,000,875      8,367,613
                                                      ----------    ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,268,503    $1,746,447     $7,991,056
                                                      ==========    ==========     ==========



                                                     EQ/Mercury
                                                    Basic Value        EQ/Mercury       EQ/MFS Emerging
                                                       Equity     International Value   Growth Companies
                                                   ------------- --------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 3,781,659       $ 1,581,760       $           --
 Expenses:
  Mortality and expense risk charges .............      853,978           465,362              881,785
                                                    -----------       -----------       --------------
Net Investment Income (Loss) .....................    2,927,681         1,116,398             (881,785)
                                                    -----------       -----------       --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,808,053         1,937,094          (11,495,056)
  Realized gain distribution from The Trusts .....    5,352,569                --                   --
                                                    -----------       -----------       --------------
 Net realized gain (loss) ........................    8,160,622         1,937,094          (11,495,056)
                                                    -----------       -----------       --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    6,139,148        16,106,975           31,243,426
                                                    -----------       -----------       --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   14,299,770        18,044,069           19,748,370
                                                    -----------       -----------       --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $17,227,451       $19,160,467       $   18,866,585
                                                    ===========       ===========       ==============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    EQ/MFS Investors    EQ/Money
                                                         Trust           Market
                                                   ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   61,224     $3,442,319
 Expenses:
  Mortality and expense risk charges .............         59,854      1,767,013
                                                       ----------     ----------
Net Investment Income (Loss) .....................          1,370      1,675,306
                                                       ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        347,651       (632,791)
  Realized gain distribution from The Trusts .....             --             --
                                                       ----------     ----------
 Net realized gain (loss) ........................        347,651       (632,791)
                                                       ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        789,302        746,150
                                                       ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      1,136,953        113,359
                                                       ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $1,138,323     $1,788,665
                                                       ==========     ==========



                                                       EQ/Small      Fidelity Asset   Fidelity VIP   Fidelity VIP
                                                    Company Index   Manager: Growth    Contrafund    Equity-Income
                                                   --------------- ----------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  584,414      $   27,379        $  6,220       $ 48,260
 Expenses:
  Mortality and expense risk charges .............       101,815              --              --             --
                                                      ----------      ----------        --------       --------
Net Investment Income (Loss) .....................       482,599          27,379           6,220         48,260
                                                      ----------      ----------        --------       --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       955,470          95,655         283,230        156,282
  Realized gain distribution from The Trusts .....       385,705              --              --             --
                                                      ----------      ----------        --------       --------
 Net realized gain (loss) ........................     1,341,175          95,655         283,230        156,282
                                                      ----------      ----------        --------       --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,541,998         (46,761)        564,446        191,199
                                                      ----------      ----------        --------       --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     2,883,173          48,894         847,676        347,481
                                                      ----------      ----------        --------       --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,365,772      $   76,273        $853,896       $395,741
                                                      ==========      ==========        ========       ========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      Fidelity VIP    Fidelity VIP
                                                    Growth & Income    High Income
                                                   ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 12,425        $149,283
 Expenses:
  Mortality and expense risk charges .............            --              --
                                                        --------        --------
Net Investment Income (Loss) .....................        12,425         149,283
                                                        --------        --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        50,336           1,165
  Realized gain distribution from The Trusts .....            --              --
                                                        --------        --------
 Net realized gain (loss) ........................        50,336           1,165
                                                        --------        --------
 Change in unrealized appreciation
  (depreciation) of investments ..................        45,273          (1,488)
                                                        --------        --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        95,609            (323)
                                                        --------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $108,034        $148,960
                                                        ========        ========



                                                      Fidelity VIP
                                                    Investment Grade   Fidelity VIP   Fidelity VIP     Fidelity VIP
                                                          Bond            Mid Cap         Value      Value Strategies
                                                   ------------------ -------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 222,378        $       --      $ 13,422         $  6,685
 Expenses:
  Mortality and expense risk charges .............            --                --            --               --
                                                       ---------        ----------      --------         --------
Net Investment Income (Loss) .....................       222,378                --        13,422            6,685
                                                       ---------        ----------      --------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (9,373)          241,496        47,279          119,521
  Realized gain distribution from The Trusts .....            --                --            --               --
                                                       ---------        ----------      --------         --------
 Net realized gain (loss) ........................        (9,373)          241,496        47,279          119,521
                                                       ---------        ----------      --------         --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (27,955)          976,379        54,957          122,080
                                                       ---------        ----------      --------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (37,328)        1,217,875       102,236          241,601
                                                       ---------        ----------      --------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 185,050        $1,217,875      $115,658         $248,286
                                                       =========        ==========      ========         ========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     Laudus Rosenberg
                                                        VIT Value       MFS Mid Cap
                                                    Long/Short Equity      Growth
                                                   ------------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $      --         $    --
 Expenses:
  Mortality and expense risk charges .............         19,911             903
                                                        ---------         -------
Net Investment Income (Loss) .....................        (19,911)           (903)
                                                        ---------         -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         68,540           5,696
  Realized gain distribution from The Trusts .....             --              --
                                                        ---------         -------
 Net realized gain (loss) ........................         68,540           5,696
                                                        ---------         -------
 Change in unrealized appreciation
  (depreciation) of investments ..................        324,771          13,663
                                                        ---------         -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        393,311          19,359
                                                        ---------         -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $ 373,400         $18,456
                                                        =========         =======



                                                                          PIMCO      U.S. Real Estate --   Vanguard VIF
                                                    PEA Renaissance   Total Return         Class I         Equity Index
                                                   ----------------- -------------- --------------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $1,077,645        $7,893           $  485,275         $ 41,036
 Expenses:
  Mortality and expense risk charges .............         68,010         1,096               64,260            7,640
                                                       ----------        ------           ----------         --------
Net Investment Income (Loss) .....................      1,009,635         6,797              421,015           33,396
                                                       ----------        ------           ----------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,183,895           124            2,384,529           55,765
  Realized gain distribution from The Trusts .....             --            --              353,769               --
                                                       ----------        ------           ----------         --------
 Net realized gain (loss) ........................      1,183,895           124            2,738,298           55,765
                                                       ----------        ------           ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,119,551         2,160            6,116,678           56,642
                                                       ----------        ------           ----------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      2,303,446         2,284            8,854,976          112,407
                                                       ----------        ------           ----------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $3,313,081        $9,081           $9,275,991         $145,803
                                                       ==========        ======           ==========         ========

-------
The accompanying notes are an integral part of these financial statements.
(a) Commenced Operations on October 25, 2004.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                        AXA Aggressive                 AXA Conservative
                                                        Allocation (c)                  Allocation (c)
                                                ------------------------------- ------------------------------
                                                      2004            2003            2004            2003
                                                ---------------- -------------- ---------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   75,559       $  2,697       $   51,848       $   435
 Net realized gain (loss) on investments ......       24,273          3,333           74,167            83
 Change in unrealized appreciation
  (depreciation) on investments ...............      477,426          9,782            7,704            16
                                                  ----------       --------       ----------       -------
 Net increase (decrease) in net assets from
  operations ..................................      577,258         15,812          133,719           534
                                                  ----------       --------       ----------       -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................    1,478,761        156,093          351,358         6,536
  Transfers between funds and
   guaranteed interest account, net ...........    5,331,876        400,359        1,764,812        33,568
  Transfers for contract benefits and
   terminations ...............................     (176,351)            --          (11,302)           --
  Contract maintenance charges ................     (393,536)        (4,327)        (102,928)         (961)
                                                  ----------       --------       ----------       -------
Net increase (decrease) in net assets from
 contractowners transactions ..................    6,240,750        552,125        2,001,940        39,143
                                                  ----------       --------       ----------       -------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................       24,577            174            7,181            25
                                                  ----------       --------       ----------       -------
Increase (Decrease) in Net Assets .............    6,842,586        568,111        2,142,840        39,702
Net Assets -- Beginning of Period .............      568,111             --           39,702            --
                                                  ----------       --------       ----------       -------
Net Assets -- End of Period ...................   $7,434,054       $568,111       $2,182,542       $39,702
                                                  ==========       ========       ==========       =======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           65              6               45             1
 Redeemed .....................................          (24)            (2)             (26)           (1)
                                                  ----------       --------       ----------       -------
 Net Increase (Decrease) ......................           41              5               19            --
                                                  ----------       --------       ----------       -------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           18              1                5            --
 Redeemed .....................................           (4)            --               (3)           --
                                                  ----------       --------       ----------       -------
 Net Increase (Decrease) ......................           14              1                2            --
                                                  ----------       --------       ----------       -------



                                                       AXA Conservative-                    AXA Moderate
                                                      Plus Allocation (c)                    Allocation
                                                ------------------------------- -------------------------------------
                                                      2004            2003             2004               2003
                                                ---------------- -------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   35,873       $  2,076       $   31,292,486     $   24,574,439
 Net realized gain (loss) on investments ......       10,162            436           12,413,462           (417,569)
 Change in unrealized appreciation
  (depreciation) on investments ...............       37,565          2,052           70,588,454        208,496,236
                                                  ----------       --------       --------------     --------------
 Net increase (decrease) in net assets from
  operations ..................................       83,600          4,564          114,294,402        232,653,106
                                                  ----------       --------       --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................      592,279          7,821          121,639,711        130,164,437
  Transfers between funds and
   guaranteed interest account, net ...........      947,572        164,349          (32,092,281)       (48,262,114)
  Transfers for contract benefits and
   terminations ...............................      (35,711)            --          (87,332,219)       (84,612,101)
  Contract maintenance charges ................      (96,274)          (910)         (89,440,127)       (93,083,339)
                                                  ----------       --------       --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    1,407,866        171,260          (87,224,916)       (95,793,117)
                                                  ----------       --------       --------------     --------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        3,662            116               27,400         (2,453,226)
                                                  ----------       --------       --------------     --------------
Increase (Decrease) in Net Assets .............    1,495,128        175,940           27,064,898        134,406,763
Net Assets -- Beginning of Period .............      175,940             --        1,434,637,874      1,300,231,111
                                                  ----------       --------       --------------     --------------
Net Assets -- End of Period ...................   $1,671,068       $175,940       $1,461,702,772     $1,434,637,874
                                                  ==========       ========       ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           15              2                  431                451
 Redeemed .....................................           (6)            (1)                (621)              (700)
                                                  ----------       --------       --------------     --------------
 Net Increase (Decrease) ......................            9              2                 (190)              (249)
                                                  ----------       --------       --------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            3             --                  184                232
 Redeemed .....................................           --             --                 (124)              (156)
                                                  ----------       --------       --------------     --------------
 Net Increase (Decrease) ......................            3              0                   60                 76
                                                  ----------       --------       --------------     --------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       AXA Moderate-Plus                  AXA Premier VIP
                                                         Allocation (c)                  Aggressive Equity
                                                -------------------------------- ---------------------------------
                                                       2004            2003            2004             2003
                                                ----------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   259,855       $    7,626    $  (2,871,240)   $  (2,502,472)
 Net realized gain (loss) on investments ......        65,637               47       (4,480,586)     (12,236,585)
 Change in unrealized appreciation
  (depreciation) on investments ...............       793,992           34,010       64,845,527      155,648,109
                                                  -----------       ----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................     1,119,484           41,683       57,493,701      140,909,052
                                                  -----------       ----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     4,435,702          127,056       59,929,911       65,485,810
  Transfers between funds and guaranteed
   interest account, net ......................     9,578,746        1,124,465      (17,266,731)     (14,254,228)
  Transfers for contract benefits and
   terminations ...............................      (254,385)              --      (35,671,706)     (24,339,337)
  Contract maintenance charges ................      (868,716)          (9,940)     (38,698,068)     (41,073,606)
                                                  -----------       ----------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    12,891,347        1,241,581      (31,706,594)     (14,181,361)
                                                  -----------       ----------    -------------    -------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        23,356              635           35,361           30,593
                                                  -----------       ----------    -------------    -------------
Increase (Decrease) in Net Assets .............    14,034,187        1,283,899       25,822,468      126,758,284
Net Assets -- Beginning of Period .............     1,283,899               --      515,335,643      388,577,360
                                                  -----------       ----------    -------------    -------------
Net Assets -- End of Period ...................   $15,318,086       $1,283,899    $ 541,158,111    $ 515,335,644
                                                  ===========       ==========    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           125               10              241              283
 Redeemed .....................................           (27)              --             (313)            (318)
                                                  -----------       ----------    -------------    -------------
 Net Increase (Decrease) ......................            98               10              (72)             (35)
                                                  -----------       ----------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            21                1               54               74
 Redeemed .....................................            (4)              --              (39)             (43)
                                                  -----------       ----------    -------------    -------------
 Net Increase (Decrease) ......................            17                1               15               31
                                                  -----------       ----------    -------------    -------------



                                                         AXA Premier VIP                    AXA Premier VIP
                                                            Core Bond                         Health Care
                                                --------------------------------- -----------------------------------
                                                      2004             2003              2004              2003
                                                --------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  1,512,736     $   983,381       $   639,829       $    68,592
 Net realized gain (loss) on investments ......       327,281         170,371         1,347,055           199,019
 Change in unrealized appreciation
  (depreciation) on investments ...............       (96,365)       (201,692)          (83,621)        1,168,545
                                                 ------------     -----------       -----------       -----------
 Net increase (decrease) in net assets from
  operations ..................................     1,743,652         952,060         1,903,263         1,436,156
                                                 ------------     -----------       -----------       -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    15,150,768       9,919,519         4,048,806         2,347,028
  Transfers between funds and guaranteed
   interest account, net ......................     7,094,117      11,778,742         5,942,998         5,467,682
  Transfers for contract benefits and
   terminations ...............................    (3,210,407)     (1,853,286)         (629,209)         (184,060)
  Contract maintenance charges ................    (4,033,849)     (2,841,270)       (1,020,263)         (470,119)
                                                 ------------     -----------       -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    15,000,629      17,003,705         8,342,332         7,160,531
                                                 ------------     -----------       -----------       -----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        35,954          42,567            46,845            25,610
                                                 ------------     -----------       -----------       -----------
Increase (Decrease) in Net Assets .............    16,780,235      17,998,332        10,292,440         8,622,297
Net Assets -- Beginning of Period .............    40,817,107      22,818,775        11,327,167         2,704,870
                                                 ------------     -----------       -----------       -----------
Net Assets -- End of Period ...................  $ 57,597,342     $40,817,107       $21,619,607       $11,327,167
                                                 ============     ===========       ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            60              36                17                 8
 Redeemed .....................................           (19)             (8)               (5)               (1)
                                                 ------------     -----------       -----------       -----------
 Net Increase (Decrease) ......................            41              28                12                 7
                                                 ------------     -----------       -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           406             435               159               107
 Redeemed .....................................          (312)           (307)              (95)              (39)
                                                 ------------     -----------       -----------       -----------
 Net Increase (Decrease) ......................            94             128                64                68
                                                 ------------     -----------       -----------       -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA Premier VIP                   AXA Premier VIP
                                                           High Yield                    International Equity
                                                --------------------------------- ----------------------------------
                                                      2004             2003              2004             2003
                                                ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  11,965,746    $   9,139,101     $   387,917       $   19,348
 Net realized gain (loss) on investments ......     (1,027,111)         599,730         649,019           12,403
 Change in unrealized appreciation
  (depreciation) on investments ...............      3,813,355       20,725,848       2,118,963          455,052
                                                 -------------    -------------     -----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................     14,751,990       30,464,679       3,155,899          486,803
                                                 -------------    -------------     -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     27,153,505       20,872,021      11,325,385          796,174
  Transfers between funds and guaranteed
   interest account, net ......................    (13,537,172)      45,035,004       8,435,443        3,807,436
  Transfers for contract benefits and
   terminations ...............................    (16,035,327)      (6,569,977)       (446,170)         (14,818)
  Contract maintenance charges ................    (10,584,469)     (10,275,631)       (928,268)        (112,748)
                                                 -------------    -------------     -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    (13,003,463)      49,061,417      18,386,390        4,476,044
                                                 -------------    -------------     -----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         40,129           82,016          27,689            4,045
                                                 -------------    -------------     -----------       ----------
Increase (Decrease) in Net Assets .............      1,788,656       79,608,112      21,569,978        4,966,892
Net Assets -- Beginning of Period .............    204,596,186      124,988,074       5,051,685           84,793
                                                 -------------    -------------     -----------       ----------
Net Assets -- End of Period ...................  $ 206,384,842    $ 204,596,186     $26,621,663       $5,051,685
                                                 =============    =============     ===========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            737            1,034              20                9
 Redeemed .....................................            768             (861)             (6)              (1)
                                                 -------------    -------------     -----------       ----------
 Net Increase (Decrease) ......................            (31)             173              14                8
                                                 -------------    -------------     -----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................             90              145             179               48
 Redeemed .....................................            (73)             (96)            (35)             (12)
                                                 -------------    -------------     -----------       ----------
 Net Increase (Decrease) ......................             17               49             144               36
                                                 -------------    -------------     -----------       ----------



                                                         AXA Premier VIP                   AXA Premier VIP
                                                      Large Cap Core Equity                Large Cap Growth
                                                --------------------------------- ----------------------------------
                                                      2004             2003              2004             2003
                                                ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   81,352       $    1,420       $   (38,302)      $   (9,390)
 Net realized gain (loss) on investments ......      172,834           20,389           290,889          110,054
 Change in unrealized appreciation
  (depreciation) on investments ...............       78,232          150,285           366,619          394,490
                                                  ----------       ----------       -----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................      332,418          172,094           619,206          495,154
                                                  ----------       ----------       -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    1,298,616          605,757         2,887,293        1,268,026
  Transfers between funds and guaranteed
   interest account, net ......................      765,604        1,402,389         2,438,154        4,856,491
  Transfers for contract benefits and
   terminations ...............................      (38,996)              --          (234,240)         (27,179)
  Contract maintenance charges ................     (330,416)         (82,349)         (705,112)        (183,401)
                                                  ----------       ----------       -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    1,694,808        1,924,763         4,386,095        5,913,937
                                                  ----------       ----------       -----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................       10,802            2,186            36,537            9,390
                                                  ----------       ----------       -----------       ----------
Increase (Decrease) in Net Assets .............    2,038,028        2,099,043         5,041,838        6,418,481
Net Assets -- Beginning of Period .............    2,128,432               --         6,551,707          133,226
                                                  ----------       ----------       -----------       ----------
Net Assets -- End of Period ...................   $4,166,460       $2,128,432       $11,593,545       $6,551,707
                                                  ==========       ==========       ===========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            9                8                21               13
 Redeemed .....................................           (2)              (2)               (7)              (3)
                                                  ----------       ----------       -----------       ----------
 Net Increase (Decrease) ......................            7                6                14               10
                                                  ----------       ----------       -----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           44               15               112               88
 Redeemed .....................................          (36)              (3)              (86)             (30)
                                                  ----------       ----------       -----------       ----------
 Net Increase (Decrease) ......................            8               12                26               58
                                                  ----------       ----------       -----------       ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA Premier VIP                    AXA Premier VIP
                                                         Large Cap Value                  Small/Mid Cap Growth
                                                ---------------------------------- ----------------------------------
                                                       2004             2003              2004             2003
                                                ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   508,310       $   49,574       $   188,833       $   70,331
 Net realized gain (loss) on investments ......       381,377           33,880           265,609          203,068
 Change in unrealized appreciation
  (depreciation) on investments ...............        96,054          321,233         1,519,660          457,654
                                                  -----------       ----------       -----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................       985,741          404,687         1,974,102          731,053
                                                  -----------       ----------       -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     1,980,721          642,202         4,304,676        1,734,065
  Transfers between funds and guaranteed
   interest account, net ......................     5,024,462        2,173,572         9,180,707        5,943,405
  Transfers for contract benefits and
   terminations ...............................      (184,994)         (13,954)         (532,903)         (69,956)
  Contract maintenance charges ................      (461,589)        (119,544)       (1,383,732)        (234,236)
                                                  -----------       ----------       -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................     6,358,600        2,682,276        11,568,748        7,373,278
                                                  -----------       ----------       -----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        27,548            5,411            28,544           10,091
                                                  -----------       ----------       -----------       ----------
Increase (Decrease) in Net Assets .............     7,371,889        3,092,374        13,571,394        8,114,422
Net Assets -- Beginning of Period .............     3,328,480          236,106         8,228,639          114,217
                                                  -----------       ----------       -----------       ----------
Net Assets -- End of Period ...................   $10,700,369       $3,328,480       $21,800,033       $8,228,639
                                                  ===========       ==========       ===========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            15                7                25               15
 Redeemed .....................................            (4)              (2)               (7)              (3)
                                                  -----------       ----------       -----------       ----------
 Net Increase (Decrease) ......................            11                5                18               12
                                                  -----------       ----------       -----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           167               46               256              137
 Redeemed .....................................          (122)             (24)             (157)             (66)
                                                  -----------       ----------       -----------       ----------
 Net Increase (Decrease) ......................            45               22                99               71
                                                  -----------       ----------       -----------       ----------



                                                          AXA Premier VIP                    AXA Premier VIP
                                                        Small/Mid Cap Value                   Technology (d)
                                                ----------------------------------- ----------------------------------
                                                       2004              2003              2004             2003
                                                ----------------- ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $ 1,282,517       $    (5,639)      $   236,255        $ 182,346
 Net realized gain (loss) on investments ......     3,122,386           945,450          (356,374)         104,723
 Change in unrealized appreciation
  (depreciation) on investments ...............       603,397         4,000,286         6,181,987          392,166
                                                  -----------       -----------       -----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................     5,008,300         4,940,098         6,061,868          679,235
                                                  -----------       -----------       -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    12,119,505         4,119,371         8,837,755        1,118,275
  Transfers between funds and guaranteed
   interest account, net ......................     4,163,200        10,744,114        48,449,367        6,684,717
  Transfers for contract benefits and
   terminations ...............................    (1,598,361)         (368,523)       (1,960,381)         (89,824)
  Contract maintenance charges ................    (1,978,419)       (1,037,154)       (3,374,668)        (226,316)
                                                  -----------       -----------       -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    12,705,925        13,457,808        51,952,073        7,486,852
                                                  -----------       -----------       -----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        26,982            37,283           359,894           10,192
                                                  -----------       -----------       -----------        ---------
Increase (Decrease) in Net Assets .............    17,741,207        18,435,189        58,373,835        8,176,279
Net Assets -- Beginning of Period .............    25,135,502         6,700,313         8,222,990           46,711
                                                  -----------       -----------       -----------        ---------
Net Assets -- End of Period ...................   $42,876,709       $25,135,502       $66,596,825       $8,222,990
                                                  ===========       ===========       ===========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            18                11                20                7
 Redeemed .....................................            (5)               (2)               (7)              (1)
                                                  -----------       -----------       -----------       ----------
 Net Increase (Decrease) ......................            13                 9                13                6
                                                  -----------       -----------       -----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           333               259               795               94
 Redeemed .....................................          (234)             (120)             (230)             (15)
                                                  -----------       -----------       -----------       ----------
 Net Increase (Decrease) ......................            99               139               565               79
                                                  -----------       -----------       -----------       ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       EQ/Alliance
                                                       Davis Value                    Common Stock
                                                ------------------------- -------------------------------------
                                                    2004         2003            2004               2003
                                                ------------ ------------ ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (632)   $   2,599     $   15,109,103     $   21,972,809
 Net realized gain (loss) on investments ......     12,315        1,656        (43,987,348)       (98,013,729)
 Change in unrealized appreciation
  (depreciation) on investments ...............     24,730       37,531        333,110,059        829,623,818
                                                 ---------    ---------     --------------     --------------
 Net increase (decrease) in net assets from
  operations ..................................     36,413       41,786        304,231,814        753,582,898
                                                 ---------    ---------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    120,819      160,236        213,895,533        222,634,232
  Transfers between funds and guaranteed
   interest account, net ......................     30,582       51,940        (23,704,953)       (53,811,227)
  Transfers for contract benefits and
   terminations ...............................    (14,275)          --       (136,285,871)       (98,496,753)
  Contract maintenance charges ................    (37,100)     (19,280)      (136,273,784)      (136,228,809)
                                                 ---------    ---------     --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    100,026      192,896        (82,369,075)       (65,902,557)
                                                 ---------    ---------     --------------     --------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................      2,062          754             10,423             16,233
                                                 ---------    ---------     --------------     --------------
Increase (Decrease) in Net Assets .............    138,501      235,436        221,873,162        687,696,574
Net Assets -- Beginning of Period .............    256,485       21,049      2,268,481,546      1,580,784,972
                                                 ---------    ---------     --------------     --------------
Net Assets -- End of Period ...................  $ 394,986    $ 256,485     $2,490,354,708     $2,268,481,546
                                                 =========    =========     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................          1            2                617                674
 Redeemed .....................................         --           --               (721)              (822)
                                                 ---------    ---------     --------------     --------------
 Net Increase (Decrease) ......................          1            2               (104)              (148)
                                                 ---------    ---------     --------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................         --           --                454                655
 Redeemed .....................................         --           --               (328)              (420)
                                                 ---------    ---------     --------------     --------------
 Net Increase (Decrease) ......................         --           --                126                235
                                                 ---------    ---------     --------------     --------------



                                                                                            EQ/Alliance
                                                           EQ/Alliance                      Intermediate
                                                        Growth and Income              Government Securities
                                                --------------------------------- --------------------------------
                                                      2004             2003             2004             2003
                                                ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   5,164,006    $   2,872,385    $   4,529,227    $   7,107,037
 Net realized gain (loss) on investments ......        (28,569)     (10,016,865)       1,111,662        2,820,083
 Change in unrealized appreciation
  (depreciation) on investments ...............     47,110,785      105,430,090       (2,747,971)      (5,661,973)
                                                 -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................     52,246,222       98,285,610        2,892,918        4,265,147
                                                 -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     58,401,821       61,707,782       35,039,822       54,232,966
  Transfers between funds and guaranteed
   interest account, net ......................      1,899,423       (8,507,510)     (37,812,482)     (21,969,343)
  Transfers for contract benefits and
   terminations ...............................    (26,310,292)     (19,878,187)     (15,549,130)     (33,169,186)
  Contract maintenance charges ................    (26,996,110)     (26,110,653)     (11,652,989)     (14,628,560)
                                                 -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ..................      6,994,842        7,211,432      (29,974,779)     (15,534,123)
                                                 -------------    -------------    -------------    -------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         30,609           23,392           37,249           32,958
                                                 -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets .............     59,271,673      105,520,434      (27,044,612)     (11,236,018)
Net Assets -- Beginning of Period .............    430,711,510      325,191,076      192,442,013      203,678,031
                                                 -------------    -------------    -------------    -------------
Net Assets -- End of Period ...................  $ 489,983,183    $ 430,711,510    $ 165,397,401    $ 192,442,013
                                                 =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            306              334              369              702
 Redeemed .....................................           (316)            (357)            (507)            (799)
                                                 -------------    -------------    -------------    -------------
 Net Increase (Decrease) ......................            (10)             (23)            (138)             (97)
                                                 -------------    -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            235              313               95              152
 Redeemed .....................................           (155)            (192)             (80)            (118)
                                                 -------------    -------------    -------------    -------------
 Net Increase (Decrease) ......................             80              121               15               34
                                                 -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Alliance                        EQ/Alliance
                                                        International (a)                   Premier Growth
                                                --------------------------------- -----------------------------------
                                                      2004             2003              2004              2003
                                                ---------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   8,128,409    $   5,988,205     $  (519,632)      $  (488,466)
 Net realized gain (loss) on investments ......     11,777,975       (1,479,090)     (3,100,383)       (5,919,173)
 Change in unrealized appreciation
  (depreciation) on investments ...............     67,042,531      125,782,343      10,717,948        23,984,232
                                                 -------------    -------------     -----------       -----------
 Net increase (decrease) in net assets from
  operations ..................................     86,948,915      130,291,458       7,097,933        17,576,593
                                                 -------------    -------------     -----------       -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     55,239,806       55,321,725      17,941,791        20,586,155
  Transfers between funds and guaranteed
   interest account, net ......................     (5,512,749)     (13,473,304)     (9,294,483)       (6,635,638)
  Transfers for contract benefits and
   terminations ...............................    (35,334,393)     (24,462,854)     (5,520,357)       (4,800,125)
  Contract maintenance charges ................    (29,744,511)     (30,514,513)     (8,267,690)       (8,941,622)
                                                 -------------    -------------     -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    (15,351,847)     (13,128,946)     (5,140,739)          208,770
                                                 -------------    -------------     -----------       -----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         28,587       (1,374,307)         41,037            46,379
                                                 -------------    -------------     -----------       -----------
Increase (Decrease) in Net Assets .............     71,625,655      115,788,205       1,998,231        17,831,742
Net Assets -- Beginning of Period .............    502,197,694      386,409,488      95,732,602        77,900,860
                                                 -------------    -------------     -----------       -----------
Net Assets -- End of Period ...................  $ 573,823,349    $ 502,197,693     $97,730,833       $95,732,602
                                                 =============    =============     ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            644            1,443              11                10
 Redeemed .....................................           (801)          (1,644)             (4)               (2)
                                                 -------------    -------------     -----------       -----------
 Net Increase (Decrease) ......................           (157)            (201)              7                 8
                                                 -------------    -------------     -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            159              217             382               548
 Redeemed .....................................           (112)            (134)           (481)             (559)
                                                 -------------    -------------     -----------       -----------
 Net Increase (Decrease) ......................             47               83             (99)              (11)
                                                 -------------    -------------     -----------       -----------



                                                           EQ/Alliance                       EQ/Alliance
                                                          Quality Bond                    Small Cap Growth
                                                --------------------------------- ---------------------------------
                                                      2004             2003             2004             2003
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   4,953,124    $   3,660,407    $    (947,273)   $    (754,298)
 Net realized gain (loss) on investments ......      2,089,942        3,849,961        1,617,264       (3,849,200)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (2,124,999)      (2,010,661)      23,779,473       54,131,901
                                                 -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................      4,918,067        5,499,707       24,449,464       49,528,403
                                                 -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     27,986,982       32,679,435       26,305,805       25,927,063
  Transfers between funds and guaranteed
   interest account, net ......................    (33,360,911)     (14,843,302)      (4,541,322)       3,892,546
  Transfers for contract benefits and
   terminations ...............................    (11,247,996)     (19,239,552)     (10,419,674)      (7,063,448)
  Contract maintenance charges ................     (8,834,215)     (10,580,172)     (10,544,546)     (10,013,166)
                                                 -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    (25,456,140)     (11,983,591)         800,263       12,742,995
                                                 -------------    -------------    -------------    -------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         29,854           27,348           33,232           30,284
                                                 -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets .............    (20,508,219)      (6,456,536)      25,282,959       62,301,682
Net Assets -- Beginning of Period .............    161,938,621      168,395,157      178,663,227      116,361,545
                                                 -------------    -------------    -------------    -------------
Net Assets -- End of Period ...................  $ 141,430,402    $ 161,938,621    $ 203,946,186    $ 178,663,227
                                                 =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            395              499              328              381
 Redeemed .....................................           (546)            (592)            (343)            (332)
                                                 -------------    -------------    -------------    -------------
 Net Increase (Decrease) ......................           (151)             (93)             (15)              49
                                                 -------------    -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................             72              113              115              169
 Redeemed .....................................            (59)             (80)             (91)             (97)
                                                 -------------    -------------    -------------    -------------
 Net Increase (Decrease) ......................             13               33               24               72
                                                 -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Bernstein                    EQ/Calvert
                                                         Diversified Value            Socially Responsible
                                                ----------------------------------- ------------------------
                                                      2004              2003             2004        2003
                                                ---------------- ------------------ ------------- ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   1,645,985     $  1,205,613       $   (34)     $    (3)
 Net realized gain (loss) on investments ......      3,767,515       (1,716,205)           24            5
 Change in unrealized appreciation
  (depreciation) on investments ...............     16,966,823       34,423,648         3,027       14,513
                                                 -------------     ------------       -------      -------
 Net increase (decrease) in net assets from
  operations ..................................     22,380,323       33,913,056         3,017       14,515
                                                 -------------     ------------       -------      -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     27,778,739       25,623,460           326          323
  Transfers between funds and guaranteed
   interest account, net ......................     12,516,597       11,148,400         8,209        1,455
  Transfers for contract benefits and
   terminations ...............................    (12,363,941)      (7,425,761)           --           --
  Contract maintenance charges ................     (9,918,176)      (8,601,429)         (368)         (70)
                                                 -------------     ------------       -------      -------
Net increase (decrease) in net assets from
 contractowners transactions ..................     18,013,219       20,744,670         8,167        1,708
                                                 -------------     ------------       -------      -------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         31,801           31,971            33            3
                                                 -------------     ------------       -------      -------
Increase (Decrease) in Net Assets .............     40,425,343       54,689,697        11,217       16,226
Net Assets -- Beginning of Period .............    163,430,481      108,740,784        67,070       50,844
                                                 -------------     ------------       -------      -------
Net Assets -- End of Period ...................  $ 203,855,824     $163,430,481       $78,287      $67,070
                                                 =============     ============       =======      =======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             71               33            --            2
 Redeemed .....................................            (25)              (6)           (2)          --
                                                 -------------     ------------       -------      -------
 Net Increase (Decrease) ......................             46               27            (2)           2
                                                 -------------     ------------       -------      -------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            486              594            --           --
 Redeemed .....................................           (397)            (425)           --           --
                                                 -------------     ------------       -------      -------
 Net Increase (Decrease) ......................             88              169            --           --
                                                 -------------     ------------       -------      -------



                                                           EQ/Capital                    EQ/Capital Guardian
                                                         Guardian Growth                    International
                                                --------------------------------- ---------------------------------
                                                      2004             2003             2004             2003
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $     (367)      $   (7,260)      $   30,526       $   15,513
 Net realized gain (loss) on investments ......      (72,285)        (130,523)          12,771          (29,722)
 Change in unrealized appreciation
  (depreciation) on investments ...............      159,336          514,584          369,771          602,982
                                                  ----------       ----------       ----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................       86,684          376,801          413,068          588,773
                                                  ----------       ----------       ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......      135,868          299,660          253,598          309,473
  Transfers between funds and guaranteed
   interest account, net ......................     (124,194)          47,522          517,397          464,221
  Transfers for contract benefits and
   terminations ...............................      (59,640)         (21,857)         (60,785)          (8,532)
  Contract maintenance charges ................     (113,195)        (121,099)        (114,950)         (90,466)
                                                  ----------       ----------       ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................     (161,161)         204,226          595,260          674,696
                                                  ----------       ----------       ----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................       10,761            9,746           17,233           10,998
                                                  ----------       ----------       ----------       ----------
Increase (Decrease) in Net Assets .............      (63,716)         590,773        1,025,561        1,274,467
Net Assets -- Beginning of Period .............    2,024,277        1,433,504        2,672,085        1,397,618
                                                  ----------       ----------       ----------       ----------
Net Assets -- End of Period ...................   $1,960,561       $2,024,277       $3,697,646       $2,672,085
                                                  ==========       ==========       ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --               --                3                1
 Redeemed .....................................           --               --               (1)              --
                                                  ----------       ----------       ----------       ----------
 Net Increase (Decrease) ......................           --               --                2                1
                                                  ----------       ----------       ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            2                7                9                9
 Redeemed .....................................           (4)              (4)              (4)              (2)
                                                  ----------       ----------       ----------       ----------
 Net Increase (Decrease) ......................           (2)               3                5                7
                                                  ----------       ----------       ----------       ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Capital Guardian                EQ/Capital Guardian
                                                            Research                          U.S. Equity
                                                --------------------------------- -----------------------------------
                                                       2004             2003             2004              2003
                                                ----------------- --------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   102,117      $    (36,452)    $    (4,425)      $   (61,949)
 Net realized gain (loss) on investments ......     3,549,630           (51,548)      2,596,068          (331,165)
 Change in unrealized appreciation
  (depreciation) on investments ...............     4,147,455        17,301,615       2,283,370        11,128,907
                                                  -----------      ------------     -----------       -----------
 Net increase (decrease) in net assets from
  operations ..................................     7,799,202        17,213,615       4,875,013        10,735,793
                                                  -----------      ------------     -----------       -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    10,304,416        12,355,158       8,906,162         6,004,649
  Transfers between funds and guaranteed
   interest account, net ......................    (1,380,960)        1,706,276       4,535,486        11,285,265
  Transfers for contract benefits and
   terminations ...............................    (5,307,411)       (3,274,480)     (2,902,146)       (1,013,193)
  Contract maintenance charges ................    (4,697,028)       (4,697,519)     (2,629,220)       (1,782,365)
                                                  -----------      ------------     -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    (1,080,983)        6,089,435       7,910,282        14,494,356
                                                  -----------      ------------     -----------       -----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        36,139          (242,723)         48,121            50,563
                                                  -----------      ------------     -----------       -----------
Increase (Decrease) in Net Assets .............     6,754,358        23,060,327      12,833,416        25,280,712
Net Assets -- Beginning of Period .............    76,054,591        52,994,264      49,708,842        24,428,130
                                                  -----------      ------------     -----------       -----------
Net Assets -- End of Period ...................   $82,808,949      $ 76,054,591     $62,542,258       $49,708,842
                                                  ===========      ============     ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             3                 1              21                10
 Redeemed .....................................            (1)               --              (5)               (1)
                                                  -----------      ------------     -----------       -----------
 Net Increase (Decrease) ......................             2                 1              16                 9
                                                  -----------      ------------     -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           228               272             230               278
 Redeemed .....................................          (239)             (209)           (181)             (136)
                                                  -----------      ------------     -----------       -----------
 Net Increase (Decrease) ......................           (11)               63              49               142
                                                  -----------      ------------     -----------       -----------



                                                        EQ/Emerging Markets           EQ/Enterprise     EQ/Enterprise
                                                               Equity                   Equity (e)    Equity Income (e)
                                                ------------------------------------ --------------- ------------------
                                                       2004               2003             2004             2004
                                                ------------------ ----------------- --------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................    $   190,136       $   179,316         $   --           $   208
 Net realized gain (loss) on investments ......      4,077,352        (1,422,158)            --                47
 Change in unrealized appreciation
  (depreciation) on investments ...............     13,942,402        23,947,240             95               259
                                                   -----------       -----------         ------           -------
 Net increase (decrease) in net assets from
  operations ..................................     18,209,890        22,704,398             95               514
                                                   -----------       -----------         ------           -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     11,898,658         8,661,941            485            12,403
  Transfers between funds and guaranteed
   interest account, net ......................     14,173,982         4,775,272          8,287            29,606
  Transfers for contract benefits and
   terminations ...............................     (5,811,629)       (2,567,038)            --                --
  Contract maintenance charges ................     (4,290,000)       (3,368,524)           (44)             (857)
                                                   -----------       -----------         ------           -------
Net increase (decrease) in net assets from
 contractowners transactions ..................     15,971,011         7,501,651          8,728            41,152
                                                   -----------       -----------         ------           -------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         35,213            24,721             --                --
                                                   -----------       -----------         ------           -------
Increase (Decrease) in Net Assets .............     34,216,114        30,230,770          8,823            41,666
Net Assets -- Beginning of Period .............     71,252,511        41,021,741             --                --
                                                   -----------       -----------         ------           -------
Net Assets -- End of Period ...................    $105,468,625      $71,252,511         $8,823           $41,666
                                                   ============      ===========         ======           =======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             20                 6             --                --
 Redeemed .....................................             (4)               (1)            --                --
                                                   -----------       -----------         ------           -------
 Net Increase (Decrease) ......................             16                 5             --                --
                                                   -----------       -----------         ------           -------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            522               792             --                --
 Redeemed .....................................           (399)             (720)            --                --
                                                   -----------       -----------         ------           -------
 Net Increase (Decrease) ......................            123                72             --                --
                                                   -----------       -----------         ------           -------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                         EQ/Enterprise
                                                 EQ/Enterprise       EQ/Enterprise       Small Company
                                                   Growth (e)    Growth and Income (e)     Growth (e)
                                                --------------- ----------------------- ---------------
                                                      2004                2004                2004
                                                --------------- ----------------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................     $    2              $   20              $   --
 Net realized gain (loss) on investments ......         --                  --                   1
 Change in unrealized appreciation
  (depreciation) on investments ...............         62                  63                  98
                                                    ------              ------              ------
 Net increase (decrease) in net assets from
  operations ..................................         64                  83                  99
                                                    ------              ------              ------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......        254               2,121                 579
  Transfers between funds and guaranteed
   interest account, net ......................      2,747               3,782               3,201
  Transfers for contract benefits and
   terminations ...............................         --                  --                  --
  Contract maintenance charges ................        (73)               (181)                (96)
                                                    ------              ------              ------
Net increase (decrease) in net assets from
 contractowners transactions ..................      2,928               5,722               3,684
                                                    ------              ------              ------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         --                  --                  --
                                                    ------              ------              ------
Increase (Decrease) in Net Assets .............      2,992               5,805               3,783
Net Assets -- Beginning of Period .............         --                  --                  --
                                                    ------              ------              ------
Net Assets -- End of Period ...................     $2,992              $5,805              $3,783
                                                    ======              ======              ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................         --                  --                  --
 Redeemed .....................................         --                  --                  --
                                                    ------              ------              ------
 Net Increase (Decrease) ......................         --                  --                  --
                                                    ------              ------              ------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................         --                  --                  --
 Redeemed .....................................         --                  --                  --
                                                    ------              ------              ------
 Net Increase (Decrease) ......................         --                  --                  --
                                                    ------              ------              ------



                                                 EQ/Enterprise
                                                 Small Company              EQ/Equity                     EQ/Evergreen
                                                   Value (e)                500 Index                         Omega
                                                --------------- --------------------------------- -----------------------------
                                                      2004            2004             2003             2004           2003
                                                --------------- ---------------- ---------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................    $    119      $   7,944,568    $   5,896,303     $   (14,971)   $  (18,089)
 Net realized gain (loss) on investments ......       2,502         (3,696,894)     (13,382,753)        295,602        72,805
 Change in unrealized appreciation
  (depreciation) on investments ...............       2,357         61,540,522      149,731,680         262,850     1,133,755
                                                   --------      -------------    -------------     -----------    ----------
 Net increase (decrease) in net assets from
  operations ..................................       4,978         65,788,196      142,245,230         543,481     1,188,471
                                                   --------      -------------    -------------     -----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......       8,346         81,153,908       89,362,078       1,220,583       713,720
  Transfers between funds and guaranteed
   interest account, net ......................     126,358         (8,819,602)       8,927,806       1,837,982     3,694,469
  Transfers for contract benefits and
   terminations ...............................          --        (47,526,869)     (36,991,309)       (343,786)     (153,183)
  Contract maintenance charges ................      (1,924)       (38,705,417)     (39,153,766)       (413,940)     (233,712)
                                                   --------      -------------    -------------     -----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................     132,780        (13,897,980)      22,144,809       2,300,839     4,021,294
                                                   --------      -------------    -------------     -----------    ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................          --             35,430          139,875          34,568        18,089
                                                   --------      -------------    -------------     -----------    ----------
Increase (Decrease) in Net Assets .............     137,758         51,925,646      164,250,164       2,878,888     5,227,854
Net Assets -- Beginning of Period .............          --        671,051,987      506,801,823       7,206,587     1,978,733
                                                   --------      -------------    -------------     -----------    ----------
Net Assets -- End of Period ...................    $137,758      $ 722,977,633    $ 671,051,987     $10,085,475    $7,206,587
                                                   ========      =============    =============     ===========    ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................          --                568              650              --            --
 Redeemed .....................................          --               (636)            (616)             --            --
                                                   --------      -------------    -------------     -----------    ----------
 Net Increase (Decrease) ......................          --                (68)              34              --            --
                                                   --------      -------------    -------------     -----------    ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           1                328              415             120           117
 Redeemed .....................................          --               (266)            (231)            (93)          (60)
                                                   --------      -------------    -------------     -----------    ----------
 Net Increase (Decrease) ......................           1                 62              184              27            57
                                                   --------      -------------    -------------     -----------    ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              EQ/FI Small/Mid
                                                           EQ/FI Mid Cap                         Cap Value
                                                ----------------------------------- -----------------------------------
                                                       2004              2003             2004              2003
                                                ----------------- ----------------- ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $ 1,594,868       $  (239,968)     $   3,943,609     $   (190,689)
 Net realized gain (loss) on investments ......     7,747,054           677,627         16,642,151         (841,789)
 Change in unrealized appreciation
  (depreciation) on investments ...............     3,132,345        17,157,921         11,003,613       43,232,206
                                                  -----------       -----------      -------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................    12,474,267        17,595,580         31,589,373       42,199,728
                                                  -----------       -----------      -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    14,807,666        10,727,041         30,045,187       30,258,695
  Transfers between funds and guaranteed
   interest account, net ......................     7,708,529        16,388,381          4,268,398        2,190,727
  Transfers for contract benefits and
   terminations ...............................    (4,102,021)       (1,916,288)       (11,556,316)      (7,618,780)
  Contract maintenance charges ................    (4,566,613)       (3,166,061)       (11,177,134)     (10,443,638)
                                                  -----------       -----------      -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    13,847,561        22,033,073         11,580,135       14,387,004
                                                  -----------       -----------      -------------     ------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        46,020            32,469             24,031           32,074
                                                  -----------       -----------      -------------     ------------
Increase (Decrease) in Net Assets .............    26,367,848        39,661,122         43,193,539       56,618,806
Net Assets -- Beginning of Period .............    69,805,382        30,144,260        175,191,736      118,572,930
                                                  -----------       -----------      -------------     ------------
Net Assets -- End of Period ...................   $96,173,230       $69,805,382      $ 218,385,275     $175,191,736
                                                  ===========       ===========      =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            35                21                 38               28
 Redeemed .....................................            (9)               (3)               (11)              (7)
                                                  -----------       -----------      -------------     ------------
 Net Increase (Decrease) ......................            26                18                 27               22
                                                  -----------       -----------      -------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           475               487                525              581
 Redeemed .....................................          (381)             (247)              (469)            (467)
                                                  -----------       -----------      -------------     ------------
 Net Increase (Decrease) ......................            94               240                 56              115
                                                  -----------       -----------      -------------     ------------



                                                         EQ/J.P. Morgan                       EQ/Janus
                                                            Core Bond                     Large Cap Growth
                                                --------------------------------- ---------------------------------
                                                      2004             2003             2004             2003
                                                --------------- ----------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   609,515      $   351,703       $   (57,949)    $   (98,193)
 Net realized gain (loss) on investments ......      129,857          116,974           510,134      (2,023,242)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (231,678)        (139,010)        2,080,218       6,526,985
                                                 -----------      -----------       -----------     -----------
 Net increase (decrease) in net assets from
  operations ..................................      507,694          329,667         2,532,403       4,405,550
                                                 -----------      -----------       -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    4,253,287        2,376,882         5,070,286       5,785,594
  Transfers between funds and guaranteed
   interest account, net ......................    1,460,710       (1,458,481)       (1,399,685)     (1,988,997)
  Transfers for contract benefits and
   terminations ...............................     (769,293)        (240,426)       (2,051,024)       (628,173)
  Contract maintenance charges ................   (1,056,254)        (649,621)       (1,680,723)     (1,757,926)
                                                 -----------      -----------       -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    3,888,450           28,354           (61,146)      1,410,498
                                                 -----------      -----------       -----------     -----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................       21,996           14,615            39,247          42,596
                                                 -----------      -----------       -----------     -----------
Increase (Decrease) in Net Assets .............    4,418,140          372,636         2,510,504       5,858,644
Net Assets -- Beginning of Period .............   12,488,347       12,115,711        21,825,392      15,966,748
                                                 -----------      -----------       -----------     -----------
Net Assets -- End of Period ...................  $16,906,487      $12,488,347       $24,335,896     $21,825,392
                                                 ===========      ===========       ===========     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           45               25                 1               1
 Redeemed .....................................          (14)              (6)               --              (1)
                                                 -----------      -----------       -----------     -----------
 Net Increase (Decrease) ......................           31               19                 1              --
                                                 -----------      -----------       -----------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           30               47               285             233
 Redeemed .....................................          (26)             (62)             (285)           (203)
                                                 -----------      -----------       -----------     -----------
 Net Increase (Decrease) ......................            4              (15)               --              30
                                                 -----------      -----------       -----------     -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/JP Morgan                       EQ/Lazard
                                                        Value Opportunities                Small Cap Value
                                                  ------------------------------- ----------------------------------
                                                        2004            2003             2004             2003
                                                  --------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    260,324    $    258,390     $   745,572       $   19,087
 Net realized gain (loss) on investments ........       379,250        (966,987)        794,473          (13,028)
 Change in unrealized appreciation
  (depreciation) on investments .................     2,628,929       7,654,314         206,402        1,164,092
                                                   ------------    ------------     -----------       ----------
 Net increase (decrease) in net assets from
  operations ....................................     3,268,503       6,945,717       1,746,447        1,170,151
                                                   ------------    ------------     -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     5,126,556       5,371,918       3,165,143        1,184,268
  Transfers between funds and guaranteed
   interest account, net ........................    (2,456,273)     (1,476,950)      8,312,298          528,306
  Transfers for contract benefits and
   terminations .................................    (2,989,648)     (1,887,890)       (256,222)        (366,463)
  Contract maintenance charges ..................    (1,947,385)     (2,083,094)       (646,010)        (219,339)
                                                   ------------    ------------     -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,266,750)        (76,016)     10,575,209        1,126,772
                                                   ------------    ------------     -----------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        65,835          57,877          24,104           13,411
                                                   ------------    ------------     -----------       ----------
Increase (Decrease) in Net Assets ...............     1,067,588       6,927,578      12,345,760        2,310,334
Net Assets -- Beginning of Period ...............    33,350,618      26,423,040       4,751,897        2,441,563
                                                   ------------    ------------     -----------       ----------
Net Assets -- End of Period .....................  $ 34,418,206    $ 33,350,618     $17,097,657       $4,751,897
                                                   ============    ============     ===========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            --              --              24               11
 Redeemed .......................................            --              --              (5)              (2)
                                                   ------------    ------------     -----------       ----------
 Net Increase (Decrease) ........................            --              --              19                9
                                                   ------------    ------------     -----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           120             117              61                9
 Redeemed .......................................          (138)           (116)            (16)              (9)
                                                   ------------    ------------     -----------       ----------
 Net Increase (Decrease) ........................           (18)              1              45               --
                                                   ------------    ------------     -----------       ----------



                                                             EQ/Marsico                          EQ/Mercury
                                                                Focus                        Basic Value Equity
                                                  --------------------------------- -------------------------------------
                                                        2004             2003              2004               2003
                                                  --------------- ----------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (376,557)    $  (232,688)      $  2,927,681        $    72,224
 Net realized gain (loss) on investments ........     3,323,999         (67,734)         8,160,622         (1,723,662)
 Change in unrealized appreciation
  (depreciation) on investments .................     5,043,614      12,439,522          6,139,148         38,812,253
                                                   ------------     -----------       ------------       ------------
 Net increase (decrease) in net assets from
  operations ....................................     7,991,056      12,391,100         17,227,451         37,160,815
                                                   ------------     -----------       ------------       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    15,803,153      10,937,373         25,898,940         23,904,689
  Transfers between funds and guaranteed
   interest account, net ........................     5,763,952      29,226,075          6,819,522          5,682,382
  Transfers for contract benefits and
   terminations .................................    (5,069,466)     (1,427,299)       (12,188,694)        (8,369,158)
  Contract maintenance charges ..................    (4,674,987)     (3,204,249)        (9,602,016)        (8,708,469)
                                                   ------------     -----------       ------------       ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    11,822,652      35,531,900         10,927,752         12,509,444
                                                   ------------     -----------       ------------       ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        41,277        (217,477)            18,297             23,850
                                                   ------------     -----------       ------------       ------------
Increase (Decrease) in Net Assets ...............    19,854,985      47,705,523         28,173,500         49,694,109
Net Assets -- Beginning of Period ...............    69,247,090      21,541,567        162,967,063        113,272,954
                                                   ------------     -----------       ------------        -----------
Net Assets -- End of Period .....................  $ 89,102,075     $69,247,090       $191,140,563       $162,967,063
                                                   ============     ===========       ============       ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            52              36                 33                 17
 Redeemed .......................................           (13)             (8)                (8)                (3)
                                                   ------------     -----------       ------------       ------------
 Net Increase (Decrease) ........................            39              28                 25                 14
                                                   ------------     -----------       ------------       ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           292             435                343                373
 Redeemed .......................................          (238)           (125)              (304)              (303)
                                                   ------------     -----------       ------------       ------------
 Net Increase (Decrease) ........................            54             310                 39                 70
                                                   ------------     -----------       ------------       ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Mercury                         EQ/MFS Emerging
                                                        International Value                    Growth Companies
                                                ------------------------------------ -------------------------------------
                                                       2004               2003              2004               2003
                                                ------------------ ----------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $  1,116,398       $ 1,351,299       $   (881,785)      $   (809,076)
 Net realized gain (loss) on investments ......      1,937,094          (988,834)       (11,495,056)       (17,387,668)
 Change in unrealized appreciation
  (depreciation) on investments ...............     16,106,975        18,373,517         31,243,426         55,299,579
                                                  ------------       -----------       ------------       ------------
 Net increase (decrease) in net assets from
  operations ..................................     19,160,467        18,735,982         18,866,585         37,102,835
                                                  ------------       -----------       ------------       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     14,433,973        14,957,683         26,949,789         32,311,048
  Transfers between funds and guaranteed
   interest account, net ......................      8,562,809         1,814,206        (15,684,499)       (12,577,710)
  Transfers for contract benefits and
   terminations ...............................     (7,722,532)       (5,180,724)       (11,705,467)        (8,753,007)
  Contract maintenance charges ................     (5,058,479)       (4,810,257)       (12,957,991)       (14,064,675)
                                                  ------------       -----------       ------------       ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................     10,215,771         6,780,908        (13,398,168)        (3,084,344)
                                                  ------------       -----------       ------------       ------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         36,131            26,646             35,250             30,935
                                                  ------------       -----------       ------------       ------------
Increase (Decrease) in Net Assets .............     29,412,369        25,543,536          5,503,667         34,049,426
Net Assets -- Beginning of Period .............     85,709,856        60,166,320        166,162,767        132,113,341
                                                  ------------       -----------       ------------       ------------
Net Assets -- End of Period ...................   $115,122,225       $85,709,856       $171,666,434       $166,162,767
                                                  ============       ===========       ============       ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             25                19                 10                  7
 Redeemed .....................................             (6)               (4)                (3)                (1)
                                                  ------------       -----------       ------------       ------------
 Net Increase (Decrease) ......................             19                15                  7                  6
                                                  ------------       -----------       ------------       ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            308               444                355                466
 Redeemed .....................................           (242)             (378)              (473)              (416)
                                                  ------------       -----------       ------------       ------------
 Net Increase (Decrease) ......................             66                66               (118)                50
                                                  ------------       -----------       ------------       ------------



                                                        EQ/MFS Investors
                                                              Trust                        EQ/Money Market
                                                --------------------------------- ----------------------------------
                                                       2004             2003            2004              2003
                                                ----------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $     1,370       $    11,292    $   1,675,306    $     1,340,149
 Net realized gain (loss) on investments ......       347,651          (204,383)        (632,791)        (1,217,067)
 Change in unrealized appreciation
  (depreciation) on investments ...............       789,302         1,858,590          746,150          1,228,788
                                                  -----------       -----------    -------------    ---------------
 Net increase (decrease) in net assets from
  operations ..................................     1,138,323         1,665,499        1,788,665          1,351,870
                                                  -----------       -----------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     1,413,250         1,432,190      129,595,505        180,305,436
  Transfers between funds and guaranteed
   interest account, net ......................      (226,370)        1,879,964      (99,406,617)      (130,290,540)
  Transfers for contract benefits and
   terminations ...............................    (1,115,981)         (493,400)     (68,377,960)       (98,990,530)
  Contract maintenance charges ................      (553,566)         (529,678)     (31,546,510)       (37,667,392)
                                                  -----------       -----------    -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions ..................      (482,667)        2,289,076      (69,735,582)       (86,643,026)
                                                  -----------       -----------    -------------    ---------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        47,454            43,143           35,057             43,975
                                                  -----------       -----------    -------------    ---------------
Increase (Decrease) in Net Assets .............       703,110         3,997,718      (67,911,860)       (85,247,181)
Net Assets -- Beginning of Period .............    10,476,994         6,479,276      388,025,825        473,273,006
                                                  -----------       -----------    -------------    ---------------
Net Assets -- End of Period ...................   $11,180,104       $10,476,994    $ 320,113,965    $   388,025,825
                                                  ===========       ===========    =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            --                --            2,680              3,238
 Redeemed .....................................            --                --           (2,961)            (3,568)
                                                  -----------       -----------    -------------    ---------------
 Net Increase (Decrease) ......................            --                --              281               (330)
                                                  -----------       -----------    -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            79               109              377                620
 Redeemed .....................................           (84)              (77)            (488)              (833)
                                                  -----------       -----------    -------------    ---------------
 Net Increase (Decrease) ......................              (5)             32             (111)              (213)
                                                  --------------    -----------    -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                             Fidelity VIP
                                                              EQ/Small                      Asset Manager:
                                                            Company Index                     Growth (b)
                                                  --------------------------------- -------------------------------
                                                        2004             2003            2004            2003
                                                  --------------- ----------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    482,599     $    21,662       $   27,379     $       --
 Net realized gain (loss) on investments ........     1,341,175         259,217           95,655          5,903
 Change in unrealized appreciation
  (depreciation) on investments .................     1,541,998         839,581          (46,761)       102,299
                                                   ------------     -----------       ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................     3,365,772       1,120,461           76,273        108,202
                                                   ------------     -----------       ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     3,840,796       1,068,379          217,684          2,114
  Transfers between funds and guaranteed
   interest account, net ........................     9,757,119       8,120,640          (39,438)     1,062,956
  Transfers for contract benefits and
   terminations .................................      (682,814)        (91,063)          (5,774)            --
  Contract maintenance charges ..................    (1,048,903)       (198,543)         (36,248)        (9,899)
                                                   ------------     -----------       ----------     ----------
Net increase (decrease) in net assets
 from contractowners transactions ...............    11,866,198       8,899,413          136,224      1,055,171
                                                   ------------     -----------       ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        62,635          15,113               --             --
                                                   ------------     -----------       ----------     ----------
Increase (Decrease) in Net Assets ...............    15,294,605      10,034,987          212,497      1,163,373
Net Assets -- Beginning of Period ...............    10,738,321         703,334        1,163,373             --
                                                   ------------     -----------       ----------     ----------
Net Assets -- End of Period .....................  $ 26,032,926     $10,738,321       $1,375,870     $1,163,373
                                                   ============     ===========       ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           185             124               --             --
 Redeemed .......................................          (122)            (73)              --             --
                                                   ------------     -----------       ----------     ----------
 Net Increase (Decrease) ........................            63              51               --             --
                                                   ------------     -----------       ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            36              22               13             11
 Redeemed .......................................           (18)             (4)             (12)            (1)
                                                   ------------     -----------       ----------     ----------
 Net Increase (Decrease) ........................            18              18                1             10
                                                   ------------     -----------       ----------     ----------



                                                           Fidelity VIP                    Fidelity VIP
                                                          Contrafund (b)                 Equity-Income (b)
                                                  ------------------------------- -------------------------------
                                                       2004            2003            2004            2003
                                                  -------------- ---------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    6,220     $       --       $   48,260     $       --
 Net realized gain (loss) on investments ........      283,230         13,868          156,282         65,954
 Change in unrealized appreciation
  (depreciation) on investments .................      564,446        315,370          191,199        311,516
                                                    ----------     ----------       ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      853,896        329,238          395,741        377,470
                                                    ----------     ----------       ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      560,581         51,912          409,777         36,491
  Transfers between funds and guaranteed
   interest account, net ........................    4,811,441      2,544,173        1,859,978      2,155,897
  Transfers for contract benefits and
   terminations .................................     (415,159)            --         (187,131)            --
  Contract maintenance charges ..................     (137,102)       (19,677)         (86,757)       (19,889)
                                                    ----------     ----------       ----------     ----------
Net increase (decrease) in net assets
 from contractowners transactions ...............    4,819,761      2,576,408        1,995,867      2,172,499
                                                    ----------     ----------       ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........           --             --               --             --
                                                    ----------     ----------       ----------     ----------
Increase (Decrease) in Net Assets ...............    5,673,657      2,905,646        2,391,608      2,549,969
Net Assets -- Beginning of Period ...............    2,905,646             --        2,549,969             --
                                                    ----------     ----------       ----------     ----------
Net Assets -- End of Period .....................   $8,579,303     $2,905,646       $4,941,577     $2,549,969
                                                    ==========     ==========       ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           --             --               --             --
 Redeemed .......................................           --             --               --             --
                                                    ----------     ----------       ----------     ----------
 Net Increase (Decrease) ........................           --             --               --             --
                                                    ----------     ----------       ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           70             25               31             24
 Redeemed .......................................          (34)            (2)             (17)            (4)
                                                    ----------     ----------       ----------     ----------
 Net Increase (Decrease) ........................           36             23               14             20
                                                    ----------     ----------       ----------     ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Fidelity VIP                     Fidelity VIP
                                                       Growth & Income (b)                High Income (b)
                                                --------------------------------- -------------------------------
                                                      2004             2003            2004            2003
                                                ---------------- ---------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   12,425       $       --       $  149,283     $       --
 Net realized gain (loss) on investments ......       50,336           10,891            1,165          5,913
 Change in unrealized appreciation
  (depreciation) on investments ...............       45,273          132,444           (1,488)       113,927
                                                  ----------       ----------       ----------     ----------
 Net increase (decrease) in net assets from
  operations ..................................      108,034          143,335          148,960        119,840
                                                  ----------       ----------       ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......      155,156           31,645          319,961         40,013
  Transfers between funds and guaranteed
   interest account, net ......................      162,617        1,527,683          308,749      2,324,923
  Transfers for contract benefits and
   terminations ...............................       (7,565)              --         (229,826)            --
  Contract maintenance charges ................      (43,336)         (13,856)         (68,365)       (14,715)
                                                  ----------       ----------       ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................      266,872        1,545,472          330,519      2,350,221
                                                  ----------       ----------       ----------     ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................           --               --               --             --
                                                  ----------       ----------       ----------     ----------
Increase (Decrease) in Net Assets .............      374,906        1,688,806          479,479      2,470,061
Net Assets -- Beginning of Period .............    1,688,806               --        2,470,061             --
                                                  ----------       ----------       ----------     ----------
Net Assets -- End of Period ...................   $2,063,712       $1,688,806       $2,949,540     $2,470,061
                                                  ==========       ==========       ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --               --               --             --
 Redeemed .....................................           --               --               --             --
                                                  ----------       ----------       ----------     ----------
 Net Increase (Decrease) ......................           --               --               --             --
                                                  ----------       ----------       ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            9               16               31             29
 Redeemed .....................................           (6)              (2)             (29)            (7)
                                                  ----------       ----------       ----------     ----------
 Net Increase (Decrease) ......................            3               14                2             22
                                                  ----------       ----------       ----------     ----------



                                                        Fidelity VIP                   Fidelity VIP
                                                 Investment Grade Bond (b)             Mid Cap (b)
                                                ---------------------------- --------------------------------
                                                     2004           2003           2004            2003
                                                -------------- ------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $  222,378    $       --     $        --     $       --
 Net realized gain (loss) on investments ......       (9,373)      (29,542)        241,496          7,198
 Change in unrealized appreciation
  (depreciation) on investments ...............      (27,955)       81,467         976,379        166,833
                                                  ----------    ----------     -----------     ----------
 Net increase (decrease) in net assets from
  operations ..................................      185,050        51,925       1,217,875        174,031
                                                  ----------    ----------     -----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......      376,290        47,192         821,600         47,173
  Transfers between funds and guaranteed
   interest account, net ......................    2,587,920     3,629,163       7,742,112      1,482,466
  Transfers for contract benefits and
   terminations ...............................     (322,342)           --        (303,902)            --
  Contract maintenance charges ................      (99,877)      (47,690)       (134,969)       (11,055)
                                                  ----------    ----------     -----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    2,541,991     3,628,665       8,124,841      1,518,584
                                                  ----------    ----------     -----------     ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................           --            --              --             --
                                                  ----------    ----------     -----------     ----------
Increase (Decrease) in Net Assets .............    2,727,041     3,680,589       9,342,716      1,692,615
Net Assets -- Beginning of Period .............    3,680,589            --       1,692,615             --
                                                  ----------    ----------     -----------     ----------
Net Assets -- End of Period ...................   $6,407,630    $3,680,589     $11,035,331     $1,692,615
                                                  ==========    ==========     ===========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --            --              --             --
 Redeemed .....................................           --            --              --             --
                                                  ----------    ----------     -----------     ----------
 Net Increase (Decrease) ......................           --            --              --             --
                                                  ----------    ----------     -----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           62            80              77             16
 Redeemed .....................................          (38)           44             (28)            (4)
                                                  ----------    ----------     -----------     ----------
 Net Increase (Decrease) ......................           24            36              49             12
                                                  ----------    ----------     -----------     ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        Fidelity VIP                    Fidelity VIP
                                                          Value (b)                 Value Strategies (b)
                                                ----------------------------- ---------------------------------
                                                     2004           2003            2004             2003
                                                -------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   13,422     $  2,589       $    6,685       $   12,099
 Net realized gain (loss) on investments ......       47,279        9,875          119,521           17,746
 Change in unrealized appreciation
  (depreciation) on investments ...............       54,957       52,233          122,080          107,545
                                                  ----------     --------       ----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................      115,658       64,697          248,286          137,390
                                                  ----------     --------       ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......      226,817       22,350          602,652           46,476
  Transfers between funds and guaranteed
   interest account, net ......................      457,373      776,775         (150,525)       2,383,796
  Transfers for contract benefits and
   terminations ...............................     (150,075)          --         (280,341)              --
  Contract maintenance charges ................      (39,319)      (6,234)        (121,584)         (18,891)
                                                  ----------     --------       ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................      494,796      792,891           50,201        2,411,381
                                                  ----------     --------       ----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................           --           --               --               --
                                                  ----------     --------       ----------       ----------
Increase (Decrease) in Net Assets .............      610,454      857,588          298,487        2,548,771
Net Assets -- Beginning of Period .............      857,588           --        2,548,771               --
                                                  ----------     --------       ----------       ----------
Net Assets -- End of Period ...................   $1,468,042     $857,588       $2,847,258       $2,548,771
                                                  ==========     ========       ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --           --               --               --
 Redeemed .....................................           --           --               --               --
                                                  ----------     --------       ----------       ----------
 Net Increase (Decrease) ......................           --           --               --               --
                                                  ----------     --------       ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           18            8               29               20
 Redeemed .....................................          (15)          (1)             (30)              (3)
                                                  ----------     --------       ----------       ----------
 Net Increase (Decrease) ......................            3            7               (1)              17
                                                  ----------     --------       ----------       ----------



                                                     Laudus Rosenberg VIT              MFS Mid Cap
                                                 Value Long/Short Equity (b)             Growth
                                                ------------------------------ ---------------------------
                                                      2004           2003          2004          2003
                                                --------------- -------------- ------------ --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   (19,911)    $   (6,974)   $    (903)    $   (352)
 Net realized gain (loss) on investments ......        68,540        (37,493)       5,696        2,185
 Change in unrealized appreciation
  (depreciation) on investments ...............       324,771        (15,109)      13,663       15,800
                                                  -----------     ----------    ---------     --------
 Net increase (decrease) in net assets from
  operations ..................................       373,400        (59,576)      18,456       17,633
                                                  -----------     ----------    ---------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......       497,952        155,350       48,007       87,467
  Transfers between funds and guaranteed
   interest account, net ......................     2,865,281      1,296,141        6,342       23,629
  Transfers for contract benefits and
   terminations ...............................       (49,966)        (1,213)      (6,818)          (4)
  Contract maintenance charges ................      (178,651)       (57,442)     (19,373)      (9,060)
                                                  -----------     ----------    ---------     --------
Net increase (decrease) in net assets from
 contractowners transactions ..................     3,134,616      1,392,836       28,157      102,033
                                                  -----------     ----------    ---------     --------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        17,807      6,754,282          903          352
                                                  -----------     ----------    ---------     --------
Increase (Decrease) in Net Assets .............     3,525,823      8,087,542       47,516      120,018
Net Assets -- Beginning of Period .............     8,087,542             --      120,434          416
                                                  -----------     ----------    ---------     --------
Net Assets -- End of Period ...................   $11,613,365     $8,087,542    $ 167,950     $120,434
                                                  ===========     ==========    =========     ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            --             --           --            1
 Redeemed .....................................            --             --           --           --
                                                  -----------     ----------    ---------     --------
 Net Increase (Decrease) ......................            --             --           --            1
                                                  -----------     ----------    ---------     --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           195            140           --           --
 Redeemed .....................................          (163)          (126)          --           --
                                                  -----------     ----------    ---------     --------
 Net Increase (Decrease) ......................            32             14           --           --
                                                  -----------     ----------    ---------     --------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                        PEA Renaissance             PIMCO Total Return
                                                ------------------------------- --------------------------
                                                      2004            2003          2004         2003
                                                --------------- --------------- ----------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  1,009,635     $    80,922    $   6,797    $  4,739
 Net realized gain (loss) on investments ......     1,183,895         203,451          124         472
 Change in unrealized appreciation
  (depreciation) on investments ...............     1,119,551       1,537,368        2,160        (251)
                                                 ------------     -----------    ---------    --------
 Net increase (decrease) in net assets from
  operations ..................................     3,313,081       1,821,741        9,081       4,960
                                                 ------------     -----------    ---------    --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     4,310,291         981,970       84,690     151,600
  Transfers between funds and guaranteed
   interest account, net ......................     9,766,407       8,531,262       (1,965)     (5,256)
  Transfers for contract benefits and
   terminations ...............................      (726,856)        (24,176)     (14,744)        (25)
  Contract maintenance charges ................    (1,092,634)       (189,818)     (39,462)    (20,175)
                                                 ------------     -----------    ---------    --------
Net increase (decrease) in net assets from
 contractowners transactions ..................    12,257,208       9,299,240       28,519     126,144
                                                 ------------     -----------    ---------    --------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        45,815           7,119        1,094         583
                                                 ------------     -----------    ---------    --------
Increase (Decrease) in Net Assets .............    15,616,104      11,128,100       38,694     131,686
Net Assets -- Beginning of Period .............    11,148,733          20,633      163,483      31,797
                                                 ------------     -----------    ---------    --------
Net Assets -- End of Period ...................  $ 26,764,837     $11,148,733    $ 202,177    $163,483
                                                 ============     ===========    =========    ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           132              75            1           2
 Redeemed .....................................           (62)            (11)          --          (1)
                                                 ------------     -----------    ---------    --------
 Net Increase (Decrease) ......................            70              65            1           1
                                                 ------------     -----------    ---------    --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            --              --           --          --
 Redeemed .....................................            --              --           --          --
                                                 ------------     -----------    ---------    --------
 Net Increase (Decrease) ......................            --              --           --          --
                                                 ------------     -----------    ---------    --------



                                                                                         Vanguard VIF
                                                  U.S. Real Estate -- Class I            Equity Index
                                                ------------------------------- -------------------------------
                                                      2004            2003            2004            2003
                                                --------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    421,015     $    (6,747)     $  33,396       $    500
 Net realized gain (loss) on investments ......     2,738,298         120,772         55,765         12,522
 Change in unrealized appreciation
  (depreciation) on investments ...............     6,116,678       1,766,713         56,642        110,222
                                                 ------------     -----------     ----------       --------
 Net increase (decrease) in net assets from
  operations ..................................     9,275,991       1,880,738        145,803        123,244
                                                 ------------     -----------     ----------       --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     5,530,353       1,928,653        585,558        537,994
  Transfers between funds and guaranteed
   interest account, net ......................    25,242,365       7,925,696        604,056        226,388
  Transfers for contract benefits and
   terminations ...............................      (889,977)        (26,380)        (5,695)           (11)
  Contract maintenance charges ................    (1,152,980)       (266,153)      (144,665)       (69,395)
                                                 ------------     -----------     ----------       --------
Net increase (decrease) in net assets from
 contractowners transactions ..................    28,729,761       9,561,817      1,039,254        694,976
                                                 ------------     -----------     ----------       --------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        41,942           6,394          7,528          2,429
                                                 ------------     -----------     ----------       --------
Increase (Decrease) in Net Assets .............    38,047,694      11,448,949      1,192,585        820,649
Net Assets -- Beginning of Period .............    12,754,007       1,305,058        932,054        111,405
                                                 ------------     -----------     ----------       --------
Net Assets -- End of Period ...................  $ 50,801,701     $12,754,007     $2,124,639       $932,054
                                                 ============     ===========     ==========       ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           263             111             14             10
 Redeemed .....................................           (83)            (32)            (4)            (2)
                                                 ------------     -----------     ----------       --------
 Net Increase (Decrease) ......................           180              79             10              8
                                                 ------------     -----------     ----------       --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            --              --             --             --
 Redeemed .....................................            --              --             --             --
                                                 ------------     -----------     ----------       --------
 Net Increase (Decrease) ......................            --              --             --             --
                                                 ------------     -----------     ----------       --------

-------
The accompanying notes are an integral part of these financial statements.
(a) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(b) Commenced operations on May 2, 2003.
(c) Commenced operations on October 13, 2003.
(d) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(e) Commenced operations on October 25, 2004.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements

December 31, 2004


1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various variable investment trusts of AXA Premier VIP Trust ("VIP"), Laudus Rosenberg Variable Insurance Trust, Davis Variable Account Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, MFS Variable Insurance Trust, PIMCO Advisors VIT, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., and Vanguard Variable Insurance Fund ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 67 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation(1)
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity(2)
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield(3)
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Small/Mid Cap Growth
o AXA Premier VIP Small/Mid Cap Value
o AXA Premier VIP Technology
o Davis Value
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Premier Growth
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Bernstein Diversified Value
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth(8)
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Emerging Markets Equity
o EQ/Enterprise Equity
o EQ/Enterprise Equity Income
o EQ/Enterprise Growth
o EQ/Enterprise Growth and Income
o EQ/Enterprise Small Company Growth
o EQ/Enterprise Small Company Value
o EQ/Equity 500 Index
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value
o EQ/J.P. Morgan Core Bond
o EQ/Janus Large Cap Growth
o EQ/JP Morgan Value Opportunities(7)
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value(4)
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Small Company Index
o Fidelity VIP Asset Manager: Growth
o Fidelity VIP Contrafund
o Fidelity VIP Equity-Income
o Fidelity VIP Growth & Income
o Fidelity VIP High Income
o Fidelity VIP Investment Grade Bond
o Fidelity VIP Mid Cap
o Fidelity VIP Value
o Fidelity VIP Value Strategies
o Laudus Rosenberg VIT Value Long/Short Equity(5)
o MFS Mid Cap Growth
o PEA Renaissance(6)
o PIMCO Total Return
o U.S. Real Estate -- Class I
o Vanguard VIF Equity Index

----------------------

1) Formerly known as EQ/Balanced
2) Formerly known as EQ/Aggressive Stock
3) Formerly known as EQ/High Yield
4) Formerly known as EQ/Putnam International Equity
5) Formerly known as AXA Rosenberg VIT Value Long/Short Equity
6) Formerly known as PIMCO Renaissance
7) Formerly known as EQ/Putnam Growth & Income Value
8) Formerly known as EQ/Putnam Voyager

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for Variable Life products issued by AXA Equitable including Accumulator Life, Incentive Life, Incentive Life 2000, Incentive Life 2000 Sales 1999 and after, Incentive Life '02, Incentive Life Plus(SM), Paramount Life, IL Protector(SM), Incentive Life COLI and Incentive Life COLI '04, flexible premium variable life insurance policies; Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life 1999, Survivorship Incentive Life '02; flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Contracts"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus policies issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distributor Channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate Accounts:
An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the contractowner account changes with the investment activity of the fund the contract is invested in, net of contract charges.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and (except for SP-Flex policies), to the

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


2. Significant Accounting Policies (Concluded)

guaranteed interest account of AXA Equitable's General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                                              Purchases          Sales
                                                           --------------   --------------
AXA Aggressive Allocation ..............................    $  7,295,610     $    897,335
AXA Conservative Allocation ............................       5,017,336        2,955,786
AXA Conservative-Plus Allocation .......................       2,034,438          586,493
AXA Moderate Allocation ................................      77,739,141      133,719,748
AXA Moderate-Plus Allocation ...........................      14,970,205        1,792,451
AXA Premier VIP Aggressive Equity ......................      13,540,116       48,028,151
AXA Premier VIP Core Bond ..............................      41,004,017       24,151,830
AXA Premier VIP Health Care ............................      16,253,457        6,694,884
AXA Premier VIP High Yield .............................     205,743,711      206,699,528
AXA Premier VIP International Equity ...................      21,740,837        2,693,785
AXA Premier VIP Large Cap Core Equity ..................       5,255,070        3,378,745
AXA Premier VIP Large Cap Growth .......................      11,469,975        7,085,364
AXA Premier VIP Large Cap Value ........................      18,585,973       11,591,649
AXA Premier VIP Small/Mid Cap Growth ...................      24,185,190       12,214,784
AXA Premier VIP Small/Mid Cap Value ....................      29,885,408       15,084,359
AXA Premier VIP Technology .............................     113,774,760       61,353,103
Davis Value ............................................         152,957           49,825
EQ/Alliance Common Stock ...............................     111,800,844      178,888,377
EQ/Alliance Growth and Income ..........................      59,973,788       47,483,756
EQ/Alliance Intermediate Government Securities .........      48,392,094       73,257,194
EQ/Alliance International ..............................     135,353,088      142,333,940
EQ/Alliance Premier Growth .............................       8,751,778       14,369,621
EQ/Alliance Quality Bond ...............................      56,794,383       76,894,951
EQ/Alliance Small Cap Growth ...........................      29,654,522       29,772,727
EQ/Bernstein Diversified Value .........................      44,105,631       23,129,701
EQ/Calvert Socially Responsible ........................           8,535              368
EQ/Capital Guardian Growth .............................         112,357          263,123
EQ/Capital Guardian International ......................         880,205          237,186
EQ/Capital Guardian Research ...........................      15,263,226       16,204,798
EQ/Capital Guardian U.S. Equity ........................      19,861,544       11,903,785

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


3. Purchases and Sales of Investments (Concluded)


                                                           Purchases         Sales
                                                         -------------   -------------
EQ/Emerging Market Equity ............................     34,778,631      18,574,539
EQ/Enterprise Equity .................................          8,728              --
EQ/Enterprise Equity Income ..........................         51,599           1,568
EQ/Enterprise Growth .................................          2,936               6
EQ/Enterprise Growth and Income ......................          5,745               3
EQ/Enterprise Small Company Growth ...................          3,697              12
EQ/Enterprise Small Company Value ....................        137,598           2,302
EQ/Equity 500 Index ..................................     92,792,803      98,633,096
EQ/Evergreen Omega ...................................      7,780,424       5,459,988
EQ/FI Mid Cap ........................................     36,412,301      17,425,980
EQ/FI Small/Mid Cap Value ............................     58,648,957      30,087,916
EQ/J.P. Morgan Core Bond .............................      7,559,162       3,005,491
EQ/Janus Large Cap Growth ............................     11,832,665      11,917,152
EQ/JP Morgan Value Opportunities .....................     11,176,183      13,119,340
EQ/Lazard Small Cap Value ............................     13,423,506       1,393,336
EQ/Marsico Focus .....................................     27,680,748      16,193,062
EQ/Mercury Basic Value Equity ........................     46,797,441      27,502,907
EQ/Mercury International Value .......................     27,020,741      15,634,110
EQ/MFS Emerging Growth Companies .....................     19,233,484      33,474,847
EQ/MFS Investors Trust ...............................      5,582,525       6,016,368
EQ/Money Market ......................................    358,277,281     425,851,925
EQ/Small Company Index ...............................     30,043,543      17,246,418
Fidelity VIP Asset Manager: Growth ...................      1,385,986       1,222,382
Fidelity VIP Contrafund ..............................      6,572,977       1,746,996
Fidelity VIP Equity-Income ...........................      2,931,121         886,994
Fidelity VIP Growth & Income .........................        721,717         442,421
Fidelity VIP High Income .............................      3,137,509       2,657,707
Fidelity VIP Investment Grade Bond ...................      5,354,990       2,590,622
Fidelity VIP Mid Cap .................................     10,028,222       1,903,383
Fidelity VIP Value ...................................      1,834,072       1,325,854
Fidelity VIP Value Strategies ........................      2,822,752       2,765,865
Laudus Rosenberg VIT Value Long/Short Equity .........     18,687,012      15,554,500
MFS Mid Cap Growth ...................................         50,837          22,679
PEA Renaissance ......................................     17,926,720       5,526,122
PIMCO Total Return ...................................         86,898          52,020
U.S. Real Estate -- Class I ..........................     38,520,314       8,964,994
Vanguard VIF Equity Index ............................      1,418,432         335,674


4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

AXA Equitable serves as investment manager of EQAT and VIP. Charles Schwab Investment Management, Inc. serves as investment manager for the Laudus Rosenberg Variable Insurance Trust--Laudus VIT Value Long/Short Equity Portfolio. Davis Selected Advisers, L.P. serves as investment manager for the Davis Variable Account Fund, Inc.--Davis Value Portfolio. Fidelity Management & Research (UK) Inc., Fidelity Management & Research (Far East), Fidelity Investments Japan Limited, FMR Co., Inc. serves as investment manager for the Fidelity Variable Insurance Products--Fidelity VIP Asset Manager, Fidelity VIP Contra Fund, Fidelity VIP Equity, Fidelity VIP Growth & Income, Fidelity VIP High Income, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Value, Fidelity VIP Value Strategies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


4. Expenses and Related Party Transactions (Concluded)

Massachusetts Financial Services Company serves as investment manager of MFS Variable Insurance Trust--MFS Mid Cap Growth Portfolio. OpCap Advisors LLC serves as investment manager for PIMCO Advisors VIT--PEA Renaissance Portfolio. Pacific Investment Management Company LLC (PIMCO) serves as investment manager for PIMCO Variable Insurance Trust--PIMCO Total Return Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager of The Universal Institutional Funds, Inc.--U.S. Real Estate Portfolio. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.20% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index, as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

Boston Advisors serves as an investment advisor for the EQ/Enterprise Equity Income Portfolio in EQAT. Boston Advisors is an indirectly wholly owned subsidiary of AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5. Substitutions/Transfers

Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 May 14, 2004             Removed Portfolio          Surviving Portfolio
--------------------------------------------------------------------------------
                            EQ/Technology         AXA Premier VIP Technology
--------------------------------------------------------------------------------
Shares -- Class A                 71,822                     35,486
Shares -- Class B             12,013,152                  5,908,280
Value -- Class A             $   295,601                $   295,601
Value -- Class B             $48,917,642                $48,917,642
Net Assets before merger     $49,213,243                $10,177,765
Net Assets after merger               --                $59,391,008
--------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


5. Substitutions/Transfers (Concluded)


--------------------------------------------------------------------------------
 May 2, 2003                 Removed Portfolio            Surviving Portfolio
--------------------------------------------------------------------------------
                        EQ/International Equity Index  EQ/Alliance International
--------------------------------------------------------------------------------
Shares -- Class A                   8,350                            7,900
Shares -- Class B                  70,385                           67,601
Value -- Class A                  $59,088                          $59,088
Value -- Class B                 $498,398                         $498,398
Net Assets before merger         $557,486                      $33,139,983
Net Assets after merger                --                      $33,697,469
--------------------------------------------------------------------------------

Reorganizations

The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this was to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that are selected from 36 actively managed choices.

The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged into the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.


6. Contractowner Charges

Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:



                                                             Mortality and Expense     Mortality     Administrative      Total
                                                            -----------------------   -----------   ----------------   --------
Accumulator Life ........................................       varies (b)(d)             --               --           varies
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000 .....................         .60%(a)                 --               --            .60%
Incentive Life '02 ......................................         .80%(b)                 --               --            .80%
Survivorship Incentive Life '02 .........................         .90%(b)                 --               --            .90%
Paramount Life ..........................................         .60%(a)                 --               --            .60%
IL Plus Original Series .................................         .60%(b)                 --               --            .60%
Incentive Life COLI .....................................         .60%{b)                 --               --            .60%
Incentive Life COLI '04 .................................         .75%(b)(c)              --               --            .75%
Survivorship Incentive Life 1999 ........................         .60%(a)                 --               --            .60%
Survivorship 2000 .......................................         .90%(a)                 --               --            .90%
IL Protector ............................................         .80%(a)                 --               --            .80%
SP-Flex .................................................         .85%(a)               .60%(a)          .35%(a)        1.80%

----------
(a) Charged to daily net assets of the Account.
(b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
(c) Policy years 1-5 0.75% (1.00% maximum)
    Policy years 6-20 0.55% (0.75% maximum)
(d) Varies by age, sex, class. The highest current charge is 1.21%.
    Policy years 1-10 0.71% to 1.46% maximum
    Policy years 11+ 0.30% to 0.50% maximum

The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment.

The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004

6. Contractowner Charges (Continued)

The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.75% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease.

The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the contractowner's variable investment options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the contractowner's variable investment option. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the contractowner's variable investment options. The current mortality and expense risk charges are lower than guaranteed charges.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Paramount Life, IL Protector, Incentive Life COLI '04 and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.


Charges                                When charge is deducted
------------------------------------- -------------------------
Riders                                Monthly

Death Benefit Guarantee (Guaranteed   Monthly
Minimum Death Benefit Charge).

Taxes                                 At time of premium
                                      payment

Premium Sales Charge                  At time of premium
                                      payment

Monthly administrative charges        Monthly

Cost of Insurance (COI) and Rating    Monthly
charge



Charges                                                   Amount deducted                          How deducted
------------------------------------- ------------------------------------------------------- ----------------------
Riders                                Amount varies depending on the specifics of your        Unit liquidation from
                                      policy.                                                 account value

Death Benefit Guarantee (Guaranteed   Low - $0.01 for each $1,000 of face amount of           Unit liquidation from
Minimum Death Benefit Charge).        the policy.                                             account value

                                      High - $0.02 for each $1,000 of face amount of
                                      the policy.

Taxes                                 Varies by state of residence of insured person.         Deducted from
                                                                                              premium

Premium Sales Charge                  Depending on the policy, varies from a flat fee of $2   Deducted from
                                      to $250 to a range of 3% to 30% on each premium         premium

Monthly administrative charges        Low - $5 per month                                      Unit liquidation from
                                                                                              account value
                                      High - Depending on face amount, policyholder
                                      age at issue and policy year, up to $55 per year.
                                      Depending on the policy, may also be a charge per
                                      $1,000 of face amount ranging from $0.03 to 0.20

Cost of Insurance (COI) and Rating    Amount varies depending upon specifics of policy.       Unit liquidation from
charge                                COI based upon amount at risk. Rating Charge            account value
                                      based upon face amount of insurance.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


6. Contractowner Charges (Concluded)


Charges                                      When charge is deducted
------------------------------------------- -------------------------
Surrender, termination or decrease in       At time of transaction
face amount of policy during the first 10
or 15 years depending on contract.

Partial Withdrawal                          At time of transaction.

Increase in policy's face amount            At time of transaction.

Administrative Surrender Charge             At time of transaction.

Transfers among investment options          At time of transaction.
per policy year

Living Benefits Rider                       At time of transaction.



Charges                                                        Amount deducted                        How deducted
------------------------------------------- ---------------------------------------------------- ----------------------
Surrender, termination or decrease in       Low - The amount of surrender charges is set forth   Unit liquidation from
face amount of policy during the first 10   in your policy.                                      account value
or 15 years depending on contract.

Partial Withdrawal                          $25 ( or if less, 2% of the withdrawal)              Unit liquidation from
                                                                                                 account value

Increase in policy's face amount            $1.50 for each $1,000 of the increase (but not       Unit liquidation from
                                            more than $250 in total)                             account value

Administrative Surrender Charge             High $2 to $6 per 1,000 depending on issue age
                                            which after the third year declines

                                            Low- $450 which after the third year declines        Unit liquidation from
                                                                                                 account value

Transfers among investment options          Low - $25 after 12 transfers                         Unit liquidation from
per policy year                                                                                  account value

                                            High - $25 per transfer

Living Benefits Rider                       Low - $100                                           Unit liquidation from
                                                                                                 account value
                                            High - Up to $250

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.



                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (w)     $122.81              --                 --            --         12.07%
           Highest contract charge 0.90% Class A (w)    $121.44              --                 --            --         11.07%
           All contract charges                              --              46         $    5,618          2.19%           --
    2003   Lowest contract charge 0.00% Class A (w)     $109.58              --                 --            --          9.58%
           Highest contract charge 0.90% Class A (w)    $109.34              --                 --            --          9.34%
           All contract charges                              --               5         $      498          2.53%           --
AXA Aggressive Allocation
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $122.43              --                 --            --         11.79%
           Highest contract charge 0.90% Class B (w)    $121.06              --                 --            --         10.79%
           All contract charges                              --              15         $    1,816          2.19%           --
    2003   Lowest contract charge 0.60% Class B (w)     $109.35              --                 --            --          9.35%
           Highest contract charge 0.90% Class B (w)    $109.27              --                 --            --          9.27%
           All contract charges                              --               1         $       70          2.53%           --
AXA Conservative Allocation
---------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (w)     $109.01              --                 --            --          6.29%
           Highest contract charge 0.90% Class A (w)    $107.79              --                 --            --          5.33%
           All contract charges                              --              19         $    2,008          4.49%           --
    2003   Lowest contract charge 0.00% Class A (w)     $102.56              --                 --            --          2.56%
           Highest contract charge 0.90% Class A (w)    $102.33              --                 --            --          2.33%
           All contract charges                              --              --                 --          5.78%           --
AXA Conservative Allocation
---------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $108.67              --                 --            --          6.03%
           Highest contract charge 0.90% Class B (w)    $107.45              --                 --            --          5.07%
           All contract charges                              --               2         $      167          4.49%           --
    2003   Lowest contract charge 0.60% Class B (w)     $102.34              --                 --            --          2.34%
           Highest contract charge 0.90% Class B (w)    $102.27              --                 --            --          2.27%
           All contract charges                              --              --                 --          5.78%           --
AXA Conservative-Plus Allocation
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (w)     $112.95              --                 --            --          8.02%
           Highest contract charge 0.90% Class A (w)    $111.68              --                 --            --          7.05%
           All contract charges                              --              11         $    1,341          5.08%           --
    2003   Lowest contract charge 0.00% Class A (w)     $104.56              --                 --            --          4.56%
           Highest contract charge 0.60% Class A (w)    $104.32              --                 --            --          4.32%
           All contract charges                              --               2         $      171          6.23%           --
AXA Conservative-Plus Allocation
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $112.59              --                 --            --          7.75%
           Highest contract charge 0.90% Class B (w)    $111.33              --                 --            --          6.78%
           All contract charges                              --               3         $      326          5.08%           --
    2003   Lowest contract charge 0.60% Class B (w)     $104.34              --                 --            --          4.34%
           Highest contract charge 0.90% Class B (w)    $104.26              --                 --            --          4.26%
           All contract charges                              --              --                 --          6.23%           --
AXA Moderate Allocation (g)(s)
------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $237.11              --                 --            --          9.00%
           Highest contract charge 0.90% Class A        $229.71              --                 --            --          8.02%
           All contract charges                              --           3,033         $1,379,837          2.77%           --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Moderate Allocation (g)(s) (Continued)
------------------------------------------
    2003   Lowest contract charge 0.00% Class A         $217.54              --                 --            --           19.42%
           Highest contract charge 0.90% Class A        $212.66              --                 --            --           18.35%
           All contract charges                              --           3,223         $1,365,262          2.42%             --
    2002   Lowest contract charge 0.00% Class A         $182.16              --                 --            --          (12.52)%
           Highest contract charge 0.90% Class A        $179.69              --                 --            --          (13.30)%
           All contract charges                              --           3,472         $1,247,446          1.63%             --
    2001   Lowest contract charge 0.00% Class A         $208.22              --                 --            --           (1.84)%
           Highest contract charge 0.90% Class A        $207.26              --                 --            --           (2.73)%
           All contract charges                              --           1,587         $  673,865          2.85%             --
    2000   Lowest contract charge 0.00% Class A         $212.12              --                 --            --           (1.32)%
           Highest contract charge 0.90% Class A        $213.08              --                 --            --           (2.21)%
           All contract charges                              --           1,128         $  502,845          3.23%             --
AXA Moderate Allocation (g)(s)
------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $118.80              --                 --            --            8.72%
           Highest contract charge 0.90% Class B (g)    $125.97              --                 --            --            7.75%
           All contract charges                              --             660         $   77,456          2.77%             --
    2003   Lowest contract charge 0.60% Class B         $108.53              --                 --            --           18.32%
           Highest contract charge 0.90% Class B (g)    $116.91              --                 --            --           18.07%
           All contract charges                              --             600         $   65,147          2.42%             --
    2002   Lowest contract charge 0.60% Class B         $ 91.64              --                 --            --           13.26%
           Highest contract charge 0.90% Class B (g)    $ 99.02              --                 --            --           13.51%
           All contract charges                              --             524         $   48,019          1.63%             --
    2001   Lowest contract charge 0.60% Class B         $105.65              --                 --            --            2.69%
           Highest contract charge 0.90% Class B (g)    $114.49              --                 --            --           (3.93)%
           All contract charges                              --             169         $   17,855          2.85%
    2000   Lowest contract charge 0.60% Class B         $108.57              --                 --            --            2.17%
           Highest contract charge 0.60% Class B (g)    $108.57              --                 --            --              --
           All contract charges                              --              49         $    5,320          3.23%             --
AXA Moderate-Plus Allocation
----------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (w)     $121.36              --                 --            --           11.97%
           Highest contract charge 0.90% Class A (w)    $120.00              --                 --            --           10.96%
           All contract charges                              --             108         $   13,111          4.00%             --
    2003   Lowest contract charge 0.00% Class A (w)     $108.39              --                 --            --            8.39%
           Highest contract charge 0.90% Class A (w)    $108.14              --                 --            --            8.14%
           All contract charges                              --              10         $    1,122          3.22%             --
AXA Moderate-Plus Allocation
----------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $120.99              --                 --            --           11.69%
           Highest contract charge 0.90% Class B (w)    $119.63              --                 --            --           10.69%
           All contract charges                              --              18         $    2,181          4.00%             --
    2003   Lowest contract charge 0.60% Class B (w)     $108.16              --                 --            --            8.16%
           Highest contract charge 0.90% Class B (w)    $108.08              --                 --            --            8.08%
           All contract charges                              --               1         $      161          3.22%             --
AXA Premier VIP Aggressive Equity
---------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $154.55              --                 --            --           12.38%
           Highest contract charge 0.90% Class A        $171.23              --                 --            --           11.37%
           All contract charges                              --           1,196         $  524,796            --              --
    2003   Lowest contract charge 0.00% Class A         $137.53              --                 --            --           37.87%
           Highest contract charge 0.90% Class A        $153.75              --                 --            --           36.62%
           All contract charges                              --           1,268         $  501,715            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     -------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                     ------------ --------------------- ------------ ---------------- --------------
AXA Premier VIP Aggressive Equity (Continued)
---------------------------------------------
    2002   Lowest contract charge 0.00% Class A         $ 99.75               --              --              --         (28.69)%
           Highest contract charge 0.90% Class A        $112.54               --              --              --         (29.33)%
           All contract charges                              --            1,303        $380,055            0.01%            --
    2001   Lowest contract charge 0.00% Class A         $139.88               --              --              --         (24.98)%
           Highest contract charge 0.90% Class A        $159.24               --              --              --         (25.66)%
           All contract charges                              --            1,402        $581,065            0.49%            --
    2000   Lowest contract charge 0.00% Class A         $186.45               --              --              --         (13.13)%
           Highest contract charge 0.90% Class A        $214.20               --              --              --         (13.91)%
           All contract charges                              --            1,466        $823,956            0.36%            --
AXA Premier VIP Aggressive Equity
---------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $ 80.86               --              --              --          12.10%
           Highest contract charge 0.90% Class B        $ 76.29               --              --              --          11.09%
           All contract charges                              --              195        $ 15,176              --             --
    2003   Lowest contract charge 0.60% Class B         $ 69.81               --              --              --          36.70%
           Highest contract charge 0.90% Class B        $ 68.67               --              --              --          36.28%
           All contract charges                              --              180        $ 12,550              --             --
    2002   Lowest contract charge 0.60% Class B         $ 51.07               --              --              --         (29.30)%
           Highest contract charge 0.90% Class B        $ 50.39               --              --              --         (29.51)%
           All contract charges                              --              149        $  7,609            0.01%            --
    2001   Lowest contract charge 0.60% Class B         $ 72.23               --              --              --         (25.63)%
           Highest contract charge 0.90% Class B        $ 71.49               --              --              --         (25.85)%
           All contract charges                              --              104        $  7,512            0.49%            --
    2000   Lowest contract charge 0.60% Class B         $ 97.12               --              --              --         (13.86)%
           Highest contract charge 0.90% Class B        $ 96.41               --              --              --         (14.12)%
           All contract charges                              --               51        $  4,953            0.36%            --
AXA Premier VIP Core Bond
-------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $111.21               --              --              --           4.15%
           Highest contract charge 0.60% Class A (t)    $115.19               --              --              --           3.52%
           All contract charges                              --               70        $  7,733            3.96%            --
    2003   Lowest contract charge 0.00% Class A (p)     $106.78               --              --              --           4.02%
           Highest contract charge 0.60% Class A (t)    $111.27               --              --              --           3.39%
           All contract charges                              --               29        $  3,055            3.49%            --
    2002   Lowest contract charge 0.00% Class A (p)     $102.66               --              --              --           2.42%
           Highest contract charge 0.60% Class A (t)    $107.62               --              --              --           5.92%
           All contract charges                              --                1        $    103            3.68%            --
AXA Premier VIP Core Bond
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $116.59               --              --              --           3.89%
           Highest contract charge 0.90% Class B (j)    $113.47               --              --              --           2.95%
           All contract charges                              --              433        $ 49,761            3.96%            --
    2003   Lowest contract charge 0.00% Class B (j)     $112.23               --              --              --           3.74%
           Highest contract charge 0.90% Class B (j)    $110.22               --              --              --           2.81%
           All contract charges                              --              339        $ 37,698            3.49%            --
    2002   Lowest contract charge 0.00% Class B (j)     $108.18               --              --              --           6.31%
           Highest contract charge 0.90% Class B (j)    $107.20               --              --              --           5.70%
           All contract charges                              --              211        $ 22,720            3.68%            --
AXA Premier VIP Health Care
---------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $145.63               --              --              --          12.41%
           Highest contract charge 0.60% Class A (t)    $114.04               --              --              --          11.73%
           All contract charges                              --               19        $  2,722            7.22%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
AXA Premier VIP Health Care (Continued)
---------------------------------------
    2003   Lowest contract charge 0.00% Class A (p)     $129.56             --                  --          --            28.45%
           Highest contract charge 0.60% Class A (t)    $102.07             --                  --          --            27.68%
           All contract charges                              --              7            $    876        1.59%              --
    2002   Lowest contract charge 0.00% Class A (p)     $100.86             --                  --          --            (2.89)%
           Highest contract charge 0.60% Class A (t)    $ 79.94             --                  --          --           (18.00)%
           All contract charges                              --             --                  --          --               --
AXA Premier VIP Health Care
---------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $115.02             --                  --          --           12.13%
           Highest contract charge 0.90% Class B (j)    $111.95             --                  --          --           11.12%
           All contract charges                              --            166            $ 18,806        7.22%             --
    2003   Lowest contract charge 0.00% Class B (j)     $102.58             --                  --          --           28.13%
           Highest contract charge 0.90% Class B (j)    $100.74             --                  --          --           26.99%
           All contract charges                              --            102            $ 10,414        1.59%             --
    2002   Lowest contract charge 0.00% Class B (j)     $ 80.06             --                  --          --          (13.07)%
           Highest contract charge 0.90% Class B (j)    $ 79.33             --                  --          --          (13.57)%
           All contract charges                               --             34            $  2,707          --              --
AXA Premier VIP High Yield
--------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $192.26             --                  --           --           8.94%
           Highest contract charge 0.90% Class A        $209.54             --                  --           --           7.96%
           All contract charges                              --            669            $186,819         6.83%            --
    2003   Lowest contract charge 0.00% Class A         $176.48             --                  --           --          22.87%
           Highest contract charge 0.90% Class A        $194.09             --                  --           --          21.77%
           All contract charges                              --            700            $188,085         6.31%            --
    2002   Lowest contract charge 0.00% Class A         $143.63             --                  --           --          (2.70)%
           Highest contract charge 0.90% Class A        $159.39             --                  --           --          (3.58)%
           All contract charges                              --            527            $115,345         9.16%            --
    2001   Lowest contract charge 0.00% Class A         $147.62             --                  --           --           0.95%
           Highest contract charge 0.90% Class A        $165.31             --                  --           --           0.03%
           All contract charges                              --            508            $116,138         9.74%            --
    2000   Lowest contract charge 0.00% Class A         $146.24             --                  --           --          (8.65)%
           Highest contract charge 0.90% Class A        $165.25             --                  --           --          (9.47)%
           All contract charges                              --            525            $119,390        10.46%            --
AXA Premier VIP High Yield
--------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $192.26             --                  --           --           8.94%
           Highest contract charge 0.90% Class B        $ 96.74             --                  --           --           7.69%
           All contract charges                              --            184            $ 18,240         6.83%            --
    2003   Lowest contract charge 0.60% Class B         $ 91.32             --                  --           --          21.82%
           Highest contract charge 0.90% Class B        $ 89.83             --                  --           --          21.46%
           All contract charges                              --            167            $ 15,250         6.31%            --
    2002   Lowest contract charge 0.60% Class B         $ 74.96             --                  --           --          (3.53)%
           Highest contract charge 0.90% Class B        $ 73.96             --                  --           --          (3.82)%
           All contract charges                              --            118            $  8,845         9.16%            --
    2001   Lowest contract charge 0.60% Class B         $ 77.70             --                  --           --           0.08%
           Highest contract charge 0.90% Class B        $ 76.90             --                  --           --          (0.22)%
           All contract charges                              --             61            $  4,740         9.74%            --
    2000   Lowest contract charge 0.60% Class B         $ 77.64             --                  --           --          (9.44)%
           Highest contract charge 0.90% Class B        $ 77.07             --                  --           --          (9.71)%
           All contract charges                              --             24            $  1,863        10.46%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
AXA Premier VIP International Equity
------------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $170.04             --                  --            --          18.21%
           Highest contract charge 0.60% Class A (t)    $126.08             --                  --            --          17.50%
           All contract charges                              --             24             $ 4,174          4.18%            --
    2003   Lowest contract charge 0.00% Class A (p)     $143.85             --                  --            --          34.54%
           Highest contract charge 0.60% Class A (t)    $107.30             --                  --            --          33.74%
           All contract charges                              --             38             $ 1,072          1.59%            --
    2002   Lowest contract charge 0.00% Class A (p)     $106.92             --                  --            --          (2.55)%
           Highest contract charge 0.60% Class A (t)    $ 80.23             --                  --            --         (19.36)%
           All contract charges                              --             --                  --            --             --
AXA Premier VIP International Equity
------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $162.44             --                  --            --          17.91%
           Highest contract charge 0.90% Class B (j)    $121.98             --                  --            --          16.84%
           All contract charges                              --            181             $22,409          4.18%            --
    2003   Lowest contract charge 0.00% Class B (j)     $137.77             --                  --            --          31.46%
           Highest contract charge 0.90% Class B (j)    $104.39             --                  --            --          33.12%
           All contract charges                              --             37             $ 3,975          1.59%            --
    2002   Lowest contract charge 0.60% Class B (j)     $ 78.66             --                  --            --         (21.16)%
           Highest contract charge 0.90% Class B (j)    $ 78.42             --                  --            --         (21.31)%
           All contract charges                              --              1             $    79            --             --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $149.32             --                  --            --           9.95%
           Highest contract charge 0.60% Class A (t)    $108.47             --                  --            --           9.29%
           All contract charges                              --             13             $ 1,907          5.78%            --
    2003   Lowest contract charge 0.00% Class A (p)     $135.81             --                  --            --          28.45%
           Highest contract charge 0.60% Class A (t)    $ 99.25             --                  --            --          27.69%
           All contract charges                              --              6             $   850          0.49%            --
    2002   Lowest contract charge 0.00% Class A (p)     $105.73             --                  --            --          (3.82)%
           Highest contract charge 0.60% Class A (t)    $ 77.73             --                  --          0.17%        (19.20)%
           All contract charges                              --             --                  --            --             --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $135.37             --                  --            --           9.67%
           Highest contract charge 0.90% Class B (j)    $105.95             --                  --            --           8.69%
           All contract charges                              --             20             $ 2,245          5.78%            --
    2003   Lowest contract charge 0.00% Class B (j)     $123.43             --                  --            --          18.81%
           Highest contract charge 0.90% Class B (j)    $ 97.48             --                  --            --          26.98%
           All contract charges                              --             12             $ 1,276          0.49%            --
    2002   Lowest contract charge 0.60% Class B (j)     $ 77.00             --                  --            --         (16.99)%
           Highest contract charge 0.90% Class B (j)    $ 76.77             --                  --          0.17%        (17.15)%
           All contract charges                              --             --                  --            --             --
AXA Premier VIP Large Cap Growth
--------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $144.24             --                  --            --           6.93%
           Highest contract charge 0.60% Class A (t)    $ 99.99             --                  --            --           6.29%
           All contract charges                              --             24             $ 3,359            --             --
    2003   Lowest contract charge 0.00% Class A (p)     $134.89             --                  --            --          30.95%
           Highest contract charge 0.60% Class A (t)    $ 94.07             --                  --            --          30.17%
           All contract charges                              --             10             $ 1,200            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $103.01             --                  --            --          (6.22)%
           Highest contract charge 0.60% Class A (t)    $ 72.27             --                  --            --         (23.59)%
           All contract charges                              --             --                  --            --             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Growth
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $130.68             --                  --            --            6.66%
           Highest contract charge 0.90% Class B (j)    $ 93.28             --                  --            --            5.70%
           All contract charges                              --             86             $ 8,182            --              --
    2003   Lowest contract charge 0.00% Class B (j)     $122.51             --                  --            --           18.93%
           Highest contract charge 0.90% Class B (j)    $ 88.25             --                  --            --           29.45%
           All contract charges                              --             60             $ 5,341            --              --
    2002   Lowest contract charge 0.60% Class B (j)     $ 68.38             --                  --            --          (18.92)%
           Highest contract charge 0.90% Class B (j)    $ 68.17             --                  --            --          (19.08)%
           All contract charges                              --              2             $   137            --              --
AXA Premier VIP Large Cap Value
-------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $158.60             --                  --            --           14.71%
           Highest contract charge 0.60% Class A (t)    $118.01             --                  --            --           14.02%
           All contract charges                              --             16             $ 2,388          9.79%             --
    2003   Lowest contract charge 0.00% Class A (p)     $138.26             --                  --            --           31.43%
           Highest contract charge 0.60% Class A (t)    $103.50             --                  --            --           30.63%
           All contract charges                              --              5             $   715          4.22%             --
    2002   Lowest contract charge 0.00% Class A (p)     $105.20             --                  --            --           (2.51)%
           Highest contract charge 0.60% Class A (t)    $ 79.23             --                  --            --          (19.39)%
           All contract charges                              --             --                  --            --              --
AXA Premier VIP Large Cap Value
-------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $146.01             --                  --            --           14.43%
           Highest contract charge 0.90% Class B (j)    $117.02             --                  --            --           13.40%
           All contract charges                              --             70             $ 8,274          9.79%             --
    2003   Lowest contract charge 0.00% Class B (j)     $127.60             --                  --            --           23.26%
           Highest contract charge 0.90% Class B (j)    $103.20             --                  --            --           29.91%
           All contract charges                              --             25             $ 2,607          4.22%             --
    2002   Lowest contract charge 0.60% Class B (j)     $ 79.68             --                  --            --          (18.89)%
           Highest contract charge 0.90% Class B (j)    $ 79.44             --                  --            --          (19.04)%
           All contract charges                              --              3             $   239            --              --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $169.69             --                  --            --           12.01%
           Highest contract charge 0.60% Class A (t)    $101.88             --                  --            --           11.34%
           All contract charges                              --             30             $ 5,044          1.84%             --
    2003   Lowest contract charge 0.00% Class A (p)     $151.50             --                  --            --           40.59%
           Highest contract charge 0.60% Class A (t)    $ 91.50             --                  --            --           39.74%
           All contract charges                              --             12             $ 1,846          3.55%             --
    2002   Lowest contract charge 0.00% Class A (p)     $107.76             --                  --            --           (2.66)%
           Highest contract charge 0.60% Class A (t)    $ 65.48             --                  --            --          (32.36)%
           All contract charges                              --             --                  --            --              --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $152.51             --                  --            --           11.73%
           Highest contract charge 0.90% Class B (j)    $ 95.83             --                  --            --           10.72%
           All contract charges                              --            171             $16,710          1.84%             --
    2003   Lowest contract charge 0.00% Class B (j)     $136.50             --                  --            --           30.62%
           Highest contract charge 0.90% Class B (j)    $ 86.54             --                  --            --           38.98%
           All contract charges                              --             72             $ 6,372          3.55%             --
    2002   Lowest contract charge 0.60% Class B (j)     $ 62.46             --                  --            --          (27.15)%
           Highest contract charge 0.90% Class B (j)    $ 62.27             --                  --            --          (27.29)%
           All contract charges                              --              1             $    62            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $181.48             --                  --            --         15.48%
           Highest contract charge 0.60% Class A (t)    $118.35             --                  --            --         14.79%
           All contract charges                              --             22             $ 3,851          6.20%           --
    2003   Lowest contract charge 0.00% Class A (p)     $157.16             --                  --            --         40.96%
           Highest contract charge 0.60% Class A (t)    $103.10             --                  --            --         40.12%
           All contract charges                              --              9             $ 1,387          0.93%           --
    2002   Lowest contract charge 0.00% Class A (p)     $111.49             --                  --            --          0.42%
           Highest contract charge 0.60% Class A (t)    $ 73.58             --                  --            --        (24.92)%
           All contract charges                              --             --                  --            --            --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $120.99             --                  --            --         15.19%
           Highest contract charge 0.90% Class B (j)    $117.75             --                  --            --         14.15%
           All contract charges                              --            327             $38,894          6.20%           --
    2003   Lowest contract charge 0.00% Class B (j)     $105.03             --                  --            --         40.60%
           Highest contract charge 0.90% Class B (j)    $103.15             --                  --            --         39.34%
           All contract charges                              --            228             $23,677          0.93%           --
    2002   Lowest contract charge 0.00% Class B (j)     $ 74.70             --                  --            --        (23.23)%
           Highest contract charge 0.90% Class B (j)    $ 74.03             --                  --            --        (23.68)%
           All contract charges                              --             89             $ 6,610            --            --
AXA Premier VIP Technology
--------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $186.28             --                  --            --          5.24%
           Highest contract charge 0.60% Class A (t)    $102.33             --                  --            --          4.61%
           All contract charges                              --             19             $ 3,396          1.09%           --
    2003   Lowest contract charge 0.00% Class A (p)     $177.01             --                  --            --         58.06%
           Highest contract charge 0.60% Class A (t)    $ 97.82             --                  --            --         57.09%
           All contract charges                              --              6             $   966          7.16%           --
    2002   Lowest contract charge 0.00% Class A (p)     $111.99             --                  --            --         (5.67)%
           Highest contract charge 0.60% Class A (t)    $ 62.27             --                  --            --        (33.60)%
           All contract charges                              --             --                  --            --            --
AXA Premier VIP Technology (x)
------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $154.13             --                  --            --          4.99%
           Highest contract charge 0.90% Class B (j)    $ 92.46             --                  --            --          4.04%
           All contract charges                              --            645             $62,809          1.09%           --
    2003   Lowest contract charge 0.00% Class B (j)     $146.81             --                  --            --         38.51%
           Highest contract charge 0.90% Class B (j)    $ 88.87             --                  --            --         56.21%
           All contract charges                              --             80             $ 7,246          7.16%           --
    2002   Lowest contract charge 0.60% Class B (j)     $ 57.06             --                  --            --        (28.04)%
           Highest contract charge 0.90% Class B (j)    $ 56.89             --                  --            --        (28.17)%
           All contract charges                              --              1             $    57            --            --
Davis Value
-----------
           Unit Value 0.60%*
    2004   Lowest contract charge 0.60% Class A (o)     $127.96             --                  --            --         11.66%
           Highest contract charge 0.60% Class A (o)    $127.96             --                  --            --         11.66%
           All contract charges                              --              3             $   392          0.42%           --
    2003   Lowest contract charge 0.60% Class A (o)     $114.61             --                  --            --         28.97%
           Highest contract charge 0.60% Class A (o)    $114.61             --                  --            --         28.97%
           All contract charges                              --              2             $   254          1.31%           --
    2002   Lowest contract charge 0.60% Class A (o)     $ 88.86             --                  --            --          5.03%
           Highest contract charge 0.60% Class A (o)    $ 88.86             --                  --            --          5.03%
           All contract charges                              --             --                  --          1.14%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Common Stock
------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $305.25              --                   --          --           14.40%
           Highest contract charge 0.90% Class A        $349.40              --                   --          --           13.37%
           All contract charges                              --           3,493           $2,281,558        1.21%             --
    2003   Lowest contract charge 0.00% Class A         $266.82              --                   --          --           49.93%
           Highest contract charge 0.90% Class A        $308.18              --                   --          --           48.58%
           All contract charges                              --           3,597           $2,096,424        1.44%             --
    2002   Lowest contract charge 0.00% Class A         $177.96              --                   --          --          (28.69)%
           Highest contract charge 0.90% Class A        $207.42              --                   --          --          (29.33)%
           All contract charges                              --           3,745           $1,481,165        0.05%             --
    2001   Lowest contract charge 0.00% Class A         $266.27              --                   --          --          (24.98)%
           Highest contract charge 0.90% Class A        $313.16              --                   --          --          (25.66)%
           All contract charges                              --           4,121           $2,468,008        2.37%             --
    2000   Lowest contract charge 0.00% Class A         $297.57              --                   --          --          (13.13)%
           Highest contract charge 0.90% Class A        $353.18              --                   --          --          (13.91)%
           All contract charges                              --           4,224           $2,885,290        0.61%             --
EQ/Alliance Common Stock
------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $ 97.01              --                   --          --           14.12%
           Highest contract charge 0.90% Class B        $110.84              --                   --          --           13.09%
           All contract charges                              --           1,785           $  201,729        1.21%             --
    2003   Lowest contract charge 0.60% Class B         $ 99.63              --                   --          --           49.93%
           Highest contract charge 0.90% Class B        $ 98.01              --                   --          --           48.20%
           All contract charges                              --           1,659           $  165,489        1.44%             --
    2002   Lowest contract charge 0.60% Class B         $ 67.02              --                   --          --          (33.77)%
           Highest contract charge 0.90% Class B        $ 66.13              --                   --          --          (33.93)%
           All contract charges                              --           1,424           $   95,436        0.05%             --
    2001   Lowest contract charge 0.60% Class B         $101.14              --                   --          --          (10.52)%
           Highest contract charge 0.90% Class B        $100.09              --                   --          --          (11.33)%
           All contract charges                                           1,055           $  106,703        2.37%             --
    2000   Lowest contract charge 0.60% Class B         $114.00              --                   --          --          (14.03)%
           Highest contract charge 0.90% Class B        $113.16              --                   --          --          (14.80)%
           All contract charges                              --             565           $   64,410        0.61%             --
EQ/Alliance Growth and Income
-----------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $339.60              --                   --          --           12.67%
           Highest contract charge 0.90% Class A        $303.47              --                   --          --           11.66%
           All contract charges                              --           1,187           $  376,519        1.67%             --
    2003   Lowest contract charge 0.00% Class A         $301.40              --                   --          --           30.75%
           Highest contract charge 0.90% Class A        $271.78              --                   --          --           29.58%
           All contract charges                              --           1,197           $  338,204        1.13%             --
    2002   Lowest contract charge 0.00% Class A         $230.51              --                   --          --          (21.07)%
           Highest contract charge 0.90% Class A        $209.75              --                   --          --          (21.78)%
           All contract charges                              --           1,220           $  264,369        1.43%             --
    2001   Lowest contract charge 0.00% Class A         $292.03              --                   --          --           (1.29)%
           Highest contract charge 0.90% Class A        $268.14              --                   --          --           (2.18)%
           All contract charges                              --           1,203           $  332,135        1.03%             --
    2000   Lowest contract charge 0.00% Class A         $295.84              --                   --          --            8.95%
           Highest contract charge 0.90% Class A        $274.12              --                   --          --            7.98%
           All contract charges                              --             982           $  276,226        0.94%             --
EQ/Alliance Growth and Income
-----------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $128.71              --                   --          --           12.39%
           Highest contract charge 0.90% Class B (j)    $144.35              --                   --          --           11.38%
           All contract charges                              --             885           $  112,747        1.67%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Growth and Income (Continued)
-----------------------------------------
    2003   Lowest contract charge 0.60% Class B         $114.06              --                 --          --           29.65%
           Highest contract charge 0.90% Class B (j)    $129.60              --                 --          --           29.25%
           All contract charges                              --             805           $ 91,876        1.13%             --
    2002   Lowest contract charge 0.60% Class B         $ 87.98              --                 --          --          (21.74)%
           Highest contract charge 0.90% Class B (j)    $100.27              --                 --          --          (18.59)%
           All contract charges                              --             684           $ 60,178        1.43%             --
    2001   Lowest contract charge 0.60% Class B         $112.42              --                 --          --           (2.13)%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --              --
           All contract charges                              --             431           $ 48,453        1.03%             --
    2000   Lowest contract charge 0.60% Class B         $114.87              --                 --          --            8.03%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --              --
           All contract charges                              --             158           $ 18,149        0.94%             --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $183.09              --                 --          --            2.19%
           Highest contract charge 0.90% Class A        $174.64              --                 --          --            1.28%
           All contract charges                              --             690           $135,775        2.98%             --
    2003   Lowest contract charge 0.60% Class A         $179.15              --                 --          --            2.40%
           Highest contract charge 0.90% Class A        $172.44              --                 --          --            1.47%
           All contract charges                              --             828           $160,867        4.11%             --
    2002   Lowest contract charge 0.60% Class A         $174.96              --                 --          --            8.86%
           Highest contract charge 0.90% Class A        $169.94              --                 --          --            7.88%
           All contract charges                              --             925           $177,235        5.01%             --
    2001   Lowest contract charge 0.60% Class A         $160.72              --                 --          --            8.16%
           Highest contract charge 0.90% Class A        $157.52              --                 --          --            7.18%
           All contract charges                              --             645           $113,408        4.25%             --
    2000   Lowest contract charge 0.60% Class A         $148.60              --                 --          --            9.17%
           Highest contract charge 0.90% Class A        $146.97              --                 --          --            8.19%
           All contract charges                              --             431           $ 71,579        5.48%             --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $133.80              --                 --          --            1.94%
           Highest contract charge 0.90% Class B (j)    $129.91              --                 --          --            1.02%
           All contract charges                              --             224           $ 28,912        2.98%             --
    2003   Lowest contract charge 0.60% Class B         $179.15              --                 --          --            2.40%
           Highest contract charge 0.90% Class B (j)    $128.60              --                 --          --            1.22%
           All contract charges                              --             239           $ 30,873        4.11%             --
    2002   Lowest contract charge 0.60% Class B         $125.69              --                 --          --            7.93%
           Highest contract charge 0.90% Class B (j)    $127.05              --                 --          --           63.98%
           All contract charges                              --             205           $ 25,766        5.01%             --
    2001   Lowest contract charge 0.60% Class B         $116.45              --                 --          --            7.24%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --              --
           All contract charges                              --              79           $  9,200        4.25%             --
    2000   Lowest contract charge 0.60% Class B         $108.59              --                 --          --            8.24%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --              --
           All contract charges                              --              30           $  3,258        5.48%             --
EQ/Alliance International (r)(u)
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $154.89              --                 --          --           18.47%
           Highest contract charge 0.90% Class A        $141.83              --                 --          --           17.40%
           All contract charges                              --           3,521           $515,982        2.12%             --
    2003   Lowest contract charge 0.00% Class A         $130.75              --                 --          --           35.43%
           Highest contract charge 0.90% Class A        $120.80              --                 --          --           34.21%
           All contract charges                              --           3,678           $457,336        1.67%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance International (r)(u) (Continued)
--------------------------------------------
    2002   Lowest contract charge 0.00% Class A         $ 96.54               --                 --        --               (9.91)%
           Highest contract charge 0.90% Class A        $ 90.01               --                 --        --              (10.72)%
           All contract charges                              --            3,879           $357,984        --                  --
    2001   Lowest contract charge 0.00% Class A         $107.16               --                 --        --              (22.87)%
           Highest contract charge 0.90% Class A        $100.82               --                 --        --              (23.57)%
           All contract charges                                              493           $ 50,925      1.61%                 --
    2000   Lowest contract charge 0.00% Class A         $138.93               --                 --        --              (22.77)%
           Highest contract charge 0.90% Class A        $131.90               --                 --        --              (23.72)%
           All contract charges                              --              510           $ 68,706      0.45%                 --
EQ/Alliance International (r)(u)
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $107.60               --                 --        --               18.17%
           Highest contract charge 0.90% Class B (j)    $106.24               --                 --        --               17.11%
           All contract charges                              --              511           $ 56,460      2.12%                 --
    2003   Lowest contract charge 0.60% Class B         $ 93.97               --                 --        --               34.36%
           Highest contract charge 0.90% Class B (j)    $ 90.72               --                 --        --               33.96%
           All contract charges                              --              464           $ 43,571      1.67%                 --
    2002   Lowest contract charge 0.60% Class B         $ 69.94               --                 --        --              (10.65)%
           Highest contract charge 0.90% Class B (j)    $ 67.72               --                 --        --              (15.96)%
           All contract charges                              --              381           $ 26,647        --                  --
    2001   Lowest contract charge 0.60% Class B         $ 78.27               --                 --        --              (23.77)%
           Highest contract charge 0.90% Class B (j)         --               --                 --        --                  --
           All contract charges                              --               61           $  4,774      1.61%                 --
    2000   Lowest contract charge 0.60% Class B         $102.67               --                 --        --              (23.61)%
           Highest contract charge 0.90% Class B (j)         --               --                 --        --                  --
           All contract charges                              --               34           $  3,491      0.45%                 --
EQ/Alliance Premier Growth
--------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $134.65               --                 --        --                8.66%
           Highest contract charge 0.60% Class A (t)    $ 96.37               --                 --        --                8.00%
           All contract charges                              --               15           $  2,066        --                  --
    2003   Lowest contract charge 0.00% Class A (p)     $123.92               --                 --        --               23.50%
           Highest contract charge 0.60% Class A (t)    $ 89.23               --                 --        --               22.76%
           All contract charges                              --                8           $    953        --                  --
    2002   Lowest contract charge 0.00% Class A (p)     $100.34               --                 --        --               (9.22)%
           Highest contract charge 0.60% Class A (t)    $ 72.69               --                 --        --              (24.09)%
           All contract charges                              --               --                 --        --                  --
EQ/Alliance Premier Growth
--------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $ 68.20               --                 --        --                8.38%
           Highest contract charge 0.90% Class B        $ 64.84               --                 --        --                7.41%
           All contract charges                              --            1,445           $ 95,487        --                  --
    2003   Lowest contract charge 0.00% Class B         $ 62.92               --                 --        --               23.18%
           Highest contract charge 0.90% Class B        $ 60.37               --                 --        --               22.08%
           All contract charges                              --            1,544           $ 94,657        --                  --
    2002   Lowest contract charge 0.00% Class B         $ 51.08               --                 --        --              (31.15)%
           Highest contract charge 0.90% Class B        $ 49.45               --                 --        --              (31.77)%
           All contract charges                              --            1,555           $ 77,814        --                  --
    2001   Lowest contract charge 0.00% Class B         $ 74.19               --                 --        --              (23.96)%
           Highest contract charge 0.90% Class B        $ 72.48               --                 --        --              (24.65)%
           All contract charges                              --            1,549           $113,224        --                  --
    2000   Lowest contract charge 0.00% Class B         $ 97.57               --                 --        --              (18.34)%
           Highest contract charge 0.90% Class B        $ 96.19               --                 --        --              (19.12)%
           All contract charges                              --            4,242           $410,042      0.93%                 --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Quality Bond
------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $201.85              --                 --          --              4.01%
           Highest contract charge 0.90% Class A        $171.99              --                 --          --              3.07%
           All contract charges                              --             594           $109,740        4.00%               --
    2003   Lowest contract charge 0.00% Class A         $194.07              --                 --          --              3.80%
           Highest contract charge 0.90% Class A        $166.87              --                 --          --              2.86%
           All contract charges                              --             745           $132,868        3.04%               --
    2002   Lowest contract charge 0.00% Class A         $186.96              --                 --          --              7.94%
           Highest contract charge 0.90% Class A        $162.22              --                 --          --              6.98%
           All contract charges                              --             836           $144,632        4.07 %              --
    2001   Lowest contract charge 0.00% Class A         $173.20              --                 --          --              8.29%
           Highest contract charge 0.90% Class A        $151.64              --                 --          --              7.31%
           All contract charges                              --             835           $134,227        3.06 %              --
    2000   Lowest contract charge 0.00% Class A         $159.94              --                 --          --             11.48%
           Highest contract charge 0.90% Class A        $141.31              --                 --          --             10.48%
           All contract charges                              --           3,123           $453,776        7.32 %              --
EQ/Alliance Quality Bond
------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $138.48              --                 --          --              3.75%
           Highest contract charge 0.90% Class B (j)    $133.32              --                 --          --              2.81%
           All contract charges                              --             235           $ 31,367        4.00%               --
    2003   Lowest contract charge 0.60% Class B         $129.57              --                 --          --              2.91%
           Highest contract charge 0.90% Class B (j)    $129.67              --                 --          --              2.61%
           All contract charges                              --             222           $ 28,789        3.04%               --
    2002   Lowest contract charge 0.60% Class B         $125.90              --                 --          --              7.03%
           Highest contract charge 0.90% Class B (j)    $126.38              --                 --          --              6.45%
           All contract charges                              --             189           $ 23,795        4.07%               --
    2001   Lowest contract charge 0.60% Class B         $117.63              --                 --          --              7.36%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --                --
           All contract charges                              --              92           $ 10,822        3.06%               --
    2000   Lowest contract charge 0.60% Class B         $109.56              --                 --          --             10.62%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --                --
           All contract charges                              --              17           $  1,863        7.32%               --
EQ/Alliance Small Cap Growth (n)
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $173.61              --                 --          --             14.27%
           Highest contract charge 0.90% Class A        $161.98              --                 --          --             13.24%
           All contract charges                              --             913           $152,710          --                --
    2003   Lowest contract charge 0.00% Class A         $151.93              --                 --          --             41.28%
           Highest contract charge 0.90% Class A        $143.04              --                 --          --             40.01%
           All contract charges                              --             928           $136,195          --                --
    2002   Lowest contract charge 0.00% Class A         $107.54              --                 --          --            (30.08)%
           Highest contract charge 0.90% Class A        $102.16              --                 --          --            (30.71)%
           All contract charges                              --             879           $ 91,735          --                --
    2001   Lowest contract charge 0.00% Class A         $153.80              --                 --          --            (13.02)%
           Highest contract charge 0.90% Class A        $147.44              --                 --          --            (13.80)%
           All contract charges                              --             838           $125,725        1.04%               --
    2000   Lowest contract charge 0.00% Class A         $176.81              --                 --          --             13.98%
           Highest contract charge 0.90% Class A        $171.05              --                 --          --             12.96%
           All contract charges                              --             817           $141,665          --                --
EQ/Alliance Small Cap Growth (n)
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $129.95              --                 --          --             13.98%
           Highest contract charge 0.90% Class B        $122.60              --                 --          --             12.96%
           All contract charges                              --             408           $ 51,074          --                --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (n) (Continued)
--------------------------------------------
    2003  Lowest contract charge 0.00% Class B          $114.01              --                 --            --           40.93%
          Highest contract charge 0.90% Class B         $108.53              --                 --            --           39.67%
          All contract charges                               --             384           $ 42,360            --              --
    2002  Lowest contract charge 0.60% Class B          $ 78.76              --                 --            --          (30.66)%
          Highest contract charge 0.90% Class B         $ 77.71              --                 --            --          (30.87)%
          All contract charges                               --             312           $ 24,573            --              --
    2001  Lowest contract charge 0.60% Class B          $113.58              --                 --            --          (13.76)%
          Highest contract charge 0.90% Class B         $112.41              --                 --            --          (14.02)%
          All contract charges                               --             185           $ 21,012          1.04%             --
    2000  Lowest contract charge 0.60% Class B          $131.71              --                 --            --           12.97%
          Highest contract charge 0.90% Class B         $130.74              --                 --            --           12.63%
          All contract charges                               --              71           $  9,351            --              --
EQ/Bernstein Diversified Value (f)
----------------------------------
          Unit Value 0.00% to 0.60%*
    2004  Lowest contract charge 0.00% Class A (p)      $161.68              --                 --            --           13.73%
          Highest contract charge 0.60% Class A (t)     $119.95              --                 --            --           13.04%
          All contract charges                               --              74           $ 11,738          2.14%             --
    2003  Lowest contract charge 0.00% Class A (p)      $142.16              --                 --            --           29.06%
          Highest contract charge 0.60% Class A (t)     $106.11              --                 --            --           28.29%
          All contract charges                               --              28           $  3,921          1.15%             --
    2002  Lowest contract charge 0.00% Class A (p)      $110.15              --                 --            --           (0.72)%
          Highest contract charge 0.60% Class A (t)     $ 82.71              --                 --            --          (16.40)%
          All contract charges                               --               1           $     83          1.53%             --
EQ/Bernstein Diversified Value (f)
----------------------------------
          Unit Value 0.00% to 0.90%*
    2004  Lowest contract charge 0.00% Class B (e)      $122.91              --                 --            --           13.44%
          Highest contract charge 0.90% Class B (e)     $135.18              --                 --            --           12.42%
          All contract charges                               --           1,425           $191,881          2.14%             --
    2003  Lowest contract charge 0.00% Class B (e)      $108.34              --                 --            --           28.73%
          Highest contract charge 0.90% Class B (e)     $120.24              --                 --            --           27.58%
          All contract charges                               --           1,337           $159,330          1.15%             --
    2002  Lowest contract charge 0.00% Class B (e)      $ 84.16              --                 --            --          (13.64)%
          Highest contract charge 0.90% Class B (e)     $ 94.25              --                 --            --          (14.41)%
          All contract charges                               --           1,168           $108,579          1.53%             --
    2001  Lowest contract charge 0.00% Class B (e)      $ 97.45              --                 --            --           (0.92)%
          Highest contract charge 0.90% Class B (e)     $110.12              --                 --            --           (2.09)%
          All contract charges                               --             763           $ 82,335          1.39%             --
    2000  Lowest contract charge 0.60% Class B          $108.58              --                 --            --           (2.55)%
          Highest contract charge 0.60% Class B         $108.58              --                 --            --           (2.55)%
          All contract charges                               --               5           $    497          2.16%             --
EQ/Calvert Socially Responsible
-------------------------------
          Unit Value 0.00%*
    2004  Lowest contract charge 0.00% Class A (p)      $137.01              --                 --            --            3.85%
          Highest contract charge 0.00% Class A (p)     $137.01              --                 --            --            3.85%
          All contract charges                               --              --                 --            --              --
    2003  Lowest contract charge 0.00% Class A (p)      $131.93              --                 --            --           28.26%
          Highest contract charge 0.00% Class A (p)     $131.93              --                 --            --           28.26%
          All contract charges                               --               2           $      2            --              --
    2002  Lowest contract charge 0.00% Class A (p)      $102.86              --                 --            --           (4.27)%
          Highest contract charge 0.00% Class A (p)     $102.86              --                 --            --           (4.27)%
          All contract charges                               --              --                 --            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Calvert Socially Responsible
-------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $ 87.31              --                 --             --            3.59%
           Highest contract charge 0.90% Class B (j)    $ 83.16              --                 --             --            2.66%
           All contract charges                              --              --             $   11             --              --
    2003   Lowest contract charge 0.60% Class B (j)     $ 82.09              --                 --             --           27.19%
           Highest contract charge 0.90% Class B (j)    $ 81.01              --                 --             --           26.79%
           All contract charges                              --              --                 --             --              --
    2002   Lowest contract charge 0.60% Class B (j)     $ 64.54              --                 --             --          (19.40)%
           Highest contract charge 0.90% Class B (j)    $ 63.89              --                 --             --          (19.56)%
           All contract charges                              --              --                 --             --              --
EQ/Capital Guardian Growth
--------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class A (p)     $134.73              --                 --             --            5.80%
           Highest contract charge 0.00% Class A (p)    $134.73              --                 --             --            5.80%
           All contract charges                              --              --             $   59           0.53%             --
    2003   Lowest contract charge 0.00% Class A (p)     $127.35              --                 --             --           24.27%
           Highest contract charge 0.00% Class A (p)    $127.35              --                 --             --           24.27%
           All contract charges                              --              --             $   54           0.13%             --
    2002   Lowest contract charge 0.00% Class A (p)     $102.48              --                 --             --           (5.60)%
           Highest contract charge 0.00% Class A (p)    $102.48              --                 --             --           (5.60)%
           All contract charges                              --              --                 --           0.13%             --
EQ/Capital Guardian Growth
--------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (p)     $ 73.72              --                 --             --            5.53%
           Highest contract charge 0.90% Class B        $ 80.54              --                 --             --            4.58%
           All contract charges                              --              23             $1,801           0.53%             --
    2003   Lowest contract charge 0.60% Class B (p)     $ 68.73              --                 --             --           23.22%
           Highest contract charge 0.90% Class B        $ 77.01              --                 --             --           22.85%
           All contract charges                              --              25             $1,886           0.13%             --
    2002   Lowest contract charge 0.60% Class B (p)     $ 55.78              --                 --             --          (26.79)%
           Highest contract charge 0.90% Class B        $ 62.69              --                 --             --          (27.01)%
           All contract charges                              --              22             $1,359           0.13%             --
    2001   Lowest contract charge 0.60% Class B         $ 76.19              --                 --             --          (24.91)%
           Highest contract charge 0.90% Class B        $ 85.89              --                 --             --          (25.14)%
           All contract charges                              --              17             $1,333             --              --
    2000   Lowest contract charge 0.60% Class B         $101.47              --                 --             --          (18.27)%
           Highest contract charge 0.90% Class B        $114.73              --                 --             --          (18.51)%
           All contract charges                              --               7             $  781           1.03%             --
EQ/Capital Guardian International
---------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $161.71              --                 --             --           13.90%
           Highest contract charge 0.60% Class A (t)    $124.87              --                 --             --           13.22%
           All contract charges                              --               3             $  287           1.54%             --
    2003   Lowest contract charge 0.00% Class A (p)     $141.97              --                 --             --           32.95%
           Highest contract charge 0.60% Class A (t)    $110.29              --                 --             --           32.15%
           All contract charges                              --               1             $  208           0.99%             --
    2002   Lowest contract charge 0.00% Class A (p)     $106.79              --                 --             --           (1.90)%
           Highest contract charge 0.60% Class A (t)    $ 83.46              --                 --             --          (15.60)%
           All contract charges                              --              --                 --           1.71%             --
EQ/Capital Guardian International
---------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $106.66              --                 --             --           13.61%
           Highest contract charge 0.90% Class B        $101.31              --                 --             --           12.59%
           All contract charges                              --              31             $3,240           1.54%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian International (Continued)
---------------------------------------------
    2003   Lowest contract charge 0.60% Class B         $ 91.17              --                  --            --           31.82%
           Highest contract charge 0.90% Class B        $ 89.98              --                  --            --           31.43%
           All contract charges                              --              26             $ 2,330          0.99%             --
    2002   Lowest contract charge 0.60% Class B         $ 69.16              --                  --            --          (15.56)%
           Highest contract charge 0.90% Class B        $ 68.46              --                  --            --          (15.81)%
           All contract charges                              --              19             $ 1,314          1.71%             --
    2001   Lowest contract charge 0.60% Class B         $ 81.90              --                  --            --          (21.36)%
           Highest contract charge 0.90% Class B        $ 81.32              --                  --            --          (21.60)%
           All contract charges                              --               9             $   737          1.87%             --
    2000   Lowest contract charge 0.60% Class B         $104.15              --                  --            --          (19.58)%
           Highest contract charge 0.90% Class B        $103.73              --                  --            --          (19.82)%
           All contract charges                              --               4             $   417          0.66%             --
EQ/Capital Guardian Research (q)
--------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $159.34              --                  --            --           11.18%
           Highest contract charge 0.60% Class A (t)    $108.01              --                  --            --           10.52%
           All contract charges                              --               3             $   305          0.64%             --
    2003   Lowest contract charge 0.00% Class A (p)     $143.32              --                  --            --           31.55%
           Highest contract charge 0.60% Class A (t)    $ 97.73              --                  --            --           30.78%
           All contract charges                              --               1             $   111          0.37%             --
    2002   Lowest contract charge 0.00% Class A (p)     $108.94              --                  --            --           (2.26)%
           Highest contract charge 0.60% Class A (t)    $ 74.73              --                  --          0.37%         (22.93)%
           All contract charges                              --              --                  --            --              --
EQ/Capital Guardian Research (q)
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $123.17              --                  --            --           10.90%
           Highest contract charge 0.90% Class B        $117.36              --                  --            --            9.91%
           All contract charges                              --             685             $82,149          0.64%             --
    2003   Lowest contract charge 0.00% Class B         $111.06              --                  --            --           31.49%
           Highest contract charge 0.90% Class B        $106.79              --                  --            --           30.31%
           All contract charges                              --             696             $75,658          0.37%             --
    2002   Lowest contract charge 0.00% Class B         $ 84.46              --                  --            --          (24.66)%
           Highest contract charge 0.90% Class B        $ 81.95              --                  --            --          (25.34)%
           All contract charges                              --             633             $52,561          0.37%             --
    2001   Lowest contract charge 0.00% Class B         $112.11              --                  --            --           (2.02)%
           Highest contract charge 0.90% Class B        $109.77              --                  --            --           (2.90)%
           All contract charges                              --              73             $ 8,107          0.26%             --
    2000   Lowest contract charge 0.00% Class B         $114.42              --                  --            --            5.92%
           Highest contract charge 0.90% Class B        $113.05              --                  --            --            5.07%
           All contract charges                              --              26             $ 2,960          2.11%             --
EQ/Capital Guardian U.S. Equity (m)
-----------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $167.47              --                  --            --            9.60%
           Highest contract charge 0.60% Class A (t)    $112.42              --                  --            --            8.94%
           All contract charges                              --              25             $ 4,035          0.51%             --
    2003   Lowest contract charge 0.00% Class A (p)     $152.80              --                  --            --           36.72%
           Highest contract charge 0.60% Class A (t)    $103.19              --                  --            --           35.91%
           All contract charges                              --               9             $ 1,254          0.25%             --
    2002   Lowest contract charge 0.00% Class A (p)     $111.76              --                  --            --           (1.73)%
           Highest contract charge 0.60% Class A (t)    $ 75.92              --                  --            --          (22.22)%
           All contract charges                              --              --                  --          0.54%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian U.S. Equity (m)
-----------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $119.65             --                  --            --          9.33%
           Highest contract charge 0.90% Class B        $114.01             --                  --            --          8.34%
           All contract charges                              --            500            $ 58,176          0.51%           --
    2003   Lowest contract charge 0.00% Class B         $109.44             --                  --            --         36.39%
           Highest contract charge 0.90% Class B        $105.23             --                  --            --         35.16%
           All contract charges                              --            451            $ 48,198          0.25%           --
    2002   Lowest contract charge 0.00% Class B         $ 80.24             --                  --            --        (23.67)%
           Highest contract charge 0.90% Class B        $ 77.86             --                  --            --        (24.36)%
           All contract charges                              --            309            $ 24,342          0.54%           --
    2001   Lowest contract charge 0.00% Class B         $105.12             --                  --            --         (2.01)%
           Highest contract charge 0.90% Class B        $102.92             --                  --            --         (2.90)%
           All contract charges                              --             88            $  9,137          0.48%           --
    2000   Lowest contract charge 0.00% Class B         $107.27             --                  --            --          3.58%
           Highest contract charge 0.90% Class B        $105.99             --                  --            --          2.66%
           All contract charges                              --             19            $  2,025          2.75%           --
EQ/Emerging Markets Equity
--------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class A (p)     $215.81             --                  --            --         23.93%
           Highest contract charge 0.00% Class A (p)    $215.81             --                  --            --         23.93%
           All contract charges                              --             21            $  4,490          0.71%           --
    2003   Lowest contract charge 0.00% Class A (p)     $174.14             --                  --            --         56.30%
           Highest contract charge 0.00% Class A (p)    $174.14             --                  --            --         56.30%
           All contract charges                              --              5            $    912          0.60%           --
    2002   Lowest contract charge 0.00% Class A (p)     $111.41             --                  --            --          0.40%
           Highest contract charge 0.00% Class A (p)    $111.41             --                  --            --          0.40%
           All contract charges                              --             --                  --            --            --
EQ/Emerging Markets Equity
--------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $117.64             --                  --            --         23.68%
           Highest contract charge 0.90% Class B        $110.06             --                  --            --         22.57%
           All contract charges                              --            879            $100,718          0.71%           --
    2003   Lowest contract charge 0.00% Class B         $ 95.11             --                  --            --         55.92%
           Highest contract charge 0.90% Class B        $ 89.79             --                  --            --         54.52%
           All contract charges                              --            756            $ 70,156          0.60%           --
    2002   Lowest contract charge 0.00% Class B         $ 61.00             --                  --            --         (5.91)%
           Highest contract charge 0.90% Class B        $ 58.11             --                  --            --         (6.76)%
           All contract charges                              --            684            $ 40,948            --            --
    2001   Lowest contract charge 0.00% Class B         $ 64.83             --                  --            --         (5.15)%
           Highest contract charge 0.90% Class B        $ 62.32             --                  --            --         (6.01)%
           All contract charges                              --            574            $ 36,716            --            --
    2000   Lowest contract charge 0.00% Class B         $ 68.35             --                  --            --        (40.12)%
           Highest contract charge 0.90% Class B        $ 66.30             --                  --            --        (40.59)%
           All contract charges                              --            584            $ 39,503          7.80%           --
EQ\Enterprise Equity
--------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $111.55             --                  --            --         12.42%
           Highest contract charge 0.00% Class B (y)    $111.55             --                  --            --         12.42%
           All contract charges                              --             --            $      9            --            --
EQ\Enterprise Equity Income
---------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $107.29             --                  --            --          9.15%
           Highest contract charge 0.00% Class B (y)    $107.29             --                  --            --          9.15%
           All contract charges                              --             --            $     50          2.06%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ\Enterprise Growth
--------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $104.97              --                 --        --                8.03%
           Highest contract charge 0.00% Class B (y)    $104.97              --                 --        --                8.03%
           All contract charges                              --              --           $      3      0.29%                 --
EQ\Enterprise Growth and Income
-------------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $109.56              --                 --        --               11.78%
           Highest contract charge 0.00% Class B (y)    $109.56              --                 --        --               11.78%
           All contract charges                              --              --           $      6      1.75%                 --
EQ\Enterprise Small Company Growth
----------------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $114.93              --                 --        --               14.19%
           Highest contract charge 0.00% Class B (y)    $114.93              --                 --        --               14.19%
           All contract charges                              --              --           $      4        --                  --
EQ\Enterprise Small Company Value
---------------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $113.57              --                 --        --               13.62%
           Highest contract charge 0.00% Class B (y)    $113.57              --                 --        --               13.62%
           All contract charges                              --               1           $    138      9.13%                 --
EQ/Equity 500 Index (h)
-----------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $299.58              --                 --        --               10.51%
           Highest contract charge 0.90% Class A        $274.48              --                 --        --                9.51%
           All contract charges                              --           2,172           $619,922      1.66%                 --
    2003   Lowest contract charge 0.00% Class A         $271.10              --                 --        --               28.14%
           Highest contract charge 0.90% Class A        $250.64              --                 --        --               26.99%
           All contract charges                              --           2,240           $581,816      1.31%                 --
    2002   Lowest contract charge 0.00% Class A         $211.57              --                 --        --              (22.19)%
           Highest contract charge 0.90% Class A        $197.37              --                 --        --              (22.89)%
           All contract charges                              --           2,206           $448,827      1.17%                 --
    2001   Lowest contract charge 0.00% Class A         $271.91              --                 --        --              (11.94)%
           Highest contract charge 0.90% Class A        $255.97              --                 --        --              (12.74)%
           All contract charges                              --           2,153           $565,538      1.04%                 --
    2000   Lowest contract charge 0.00% Class A         $308.78              --                 --        --              ( 9.58)%
           Highest contract charge 0.90% Class A        $293.34              --                 --        --              (10.39)%
           All contract charges                              --           2,097           $628,870      0.64%                 --
EQ/Equity 500 Index (h)
-----------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00%(2) Class B      $ 92.28              --                 --        --               10.23%
           Highest contract charge 0.90% Class B (b)    $104.03              --                 --        --                9.24%
           All contract charges                              --           1,115           $102,792      1.66%                 --
    2003   Lowest contract charge 0.60% Class B         $ 84.13              --                 --        --               27.05%
           Highest contract charge 0.90% Class B (b)    $ 95.23              --                 --        --               26.67%
           All contract charges                              --           1,053           $ 88,633      1.31%                 --
    2002   Lowest contract charge 0.60% Class B         $ 66.22              --                 --        --              (22.86)%
           Highest contract charge 0.90% Class B (b)    $ 75.18              --                 --        --              (23.09)%
           All contract charges                              --             869           $ 57,545      1.17%                 --
    2001   Lowest contract charge 0.60% Class B         $ 85.84              --                 --        --              (12.69)%
           Highest contract charge 0.90% Class B (b)    $ 97.75              --                 --        --              (12.95)%
           All contract charges                              --             575           $ 49,358      1.04%                 --
    2000   Lowest contract charge 0.60% Class B         $ 98.32              --                 --        --              (10.34)%
           Highest contract charge 0.90% Class B (b)    $112.30              --                 --        --              (10.66)%
           All contract charges                              --             302           $ 29,693      0.64%                 --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Evergreen Omega
------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class A (p)     $151.49             --                  --            --           7.31%
           Highest contract charge 0.00% Class A (p)    $151.49             --                  --            --           7.31%
           All contract charges                              --             --             $    15          0.31%            --
    2003   Lowest contract charge 0.00% Class A (p)     $141.17             --                  --            --          38.50%
           Highest contract charge 0.00% Class A (p)    $141.17             --                  --            --          38.50%
           All contract charges                              --             --                  --            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $101.93             --                  --            --          (5.46)%
           Highest contract charge 0.00% Class A (p)    $101.93             --                  --            --          (5.46)%
           All contract charges                              --             --                  --            --             --
EQ/Evergreen Omega
------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $ 88.21             --                  --            --           7.04%
           Highest contract charge 0.90% Class B        $ 84.05             --                  --            --           6.08%
           All contract charges                              --            117             $ 9,923          0.31%            --
    2003   Lowest contract charge 0.00% Class B         $ 82.41             --                  --            --          38.20%
           Highest contract charge 0.90% Class B        $ 79.24             --                  --            --          36.97%
           All contract charges                              --             90             $ 7,099            --             --
    2002   Lowest contract charge 0.00% Class B         $ 59.63             --                  --            --         (24.01)%
           Highest contract charge 0.90% Class B        $ 57.85             --                  --            --         (24.70)%
           All contract charges                              --             33             $ 1,884            --             --
    2001   Lowest contract charge 0.00% Class B         $ 78.47             --                  --            --         (17.01)%
           Highest contract charge 0.90% Class B        $ 76.83             --                  --            --         (17.76)%
           All contract charges                              --             16             $ 1,214          0.01%            --
    2000   Lowest contract charge 0.00% Class B         $ 94.55             --                  --            --         (11.66)%
           Highest contract charge 0.90% Class B        $ 93.42             --                  --            --         (12.50)%
           All contract charges                              --              5             $   455          0.36%            --
EQ/FI Mid Cap
-------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $181.73             --                  --            --          16.32%
           Highest contract charge 0.60% Class A (t)    $133.95             --                  --            --          15.62%
           All contract charges                              --             44             $ 7,793          6.76%            --
    2003   Lowest contract charge 0.00% Class A (p)     $156.23             --                  --            --          43.98%
           Highest contract charge 0.60% Class A (t)    $115.85             --                  --            --          43.11%
           All contract charges                              --             18             $ 2,718            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $108.51             --                  --            --          (0.62)%
           Highest contract charge 0.60% Class A (t)    $ 80.95             --                  --            --         (18.25)%
           All contract charges                              --             --                  --          0.02%            --
EQ/FI Mid Cap
-------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (b)     $118.14             --                  --            --          16.03%
           Highest contract charge 0.90% Class B (c)    $113.60             --                  --            --          14.98%
           All contract charges                              --            761             $87,965          6.76%            --
    2003   Lowest contract charge 0.00% Class B (b)     $101.82             --                  --            --          43.61%
           Highest contract charge 0.90% Class B (c)    $ 98.80             --                  --            --          42.32%
           All contract charges                              --            667             $66,774            --             --
    2002   Lowest contract charge 0.00% Class B (b)     $ 70.90             --                  --            --         (18.47)%
           Highest contract charge 0.90% Class B (c)    $ 69.42             --                  --            --         (19.20)%
           All contract charges                              --            427             $29,884          0.02%            --
    2001   Lowest contract charge 0.00% Class B (b)     $ 86.96             --                  --            --         (13.41)%
           Highest contract charge 0.90% Class B (c)    $ 85.92             --                  --            --         (14.19)%
           All contract charges                              --            174             $15,015          0.24%            --
    2000   Lowest contract charge 0.00% Class B (b)     $100.42             --                  --            --           0.46%
           Highest contract charge 0.90% Class B (c)    $100.13             --                  --            --           0.13%
           All contract charges                              --             15             $ 1,504          0.39%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/FI Small/Mid Cap Value
-------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $169.09              --                 --            --          18.14%
           Highest contract charge 0.60% Class A (t)    $125.77              --                 --            --          17.43%
           All contract charges                              --              50           $  8,171          9.30%            --
    2003   Lowest contract charge 0.00% Class A (p)     $143.12              --                 --            --          33.60%
           Highest contract charge 0.60% Class A (t)    $107.10              --                 --            --          32.80%
           All contract charges                              --              23           $  3,150          0.32%            --
    2002   Lowest contract charge 0.00% Class A (p)     $107.13              --                 --            --          (0.82)%
           Highest contract charge 0.60% Class A (t)    $ 80.65              --                 --            --         (22.04)%
           All contract charges                              --               1           $    107          0.65%            --
EQ/FI Small/Mid Cap Value
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $159.85              --                 --            --          17.85%
           Highest contract charge 0.90% Class B        $149.15              --                 --            --          16.79%
           All contract charges                              --           1,372           $210,017          9.30%            --
    2003   Lowest contract charge 0.00% Class B         $135.65              --                 --            --          33.26%
           Highest contract charge 0.90% Class B        $127.71              --                 --            --          32.06%
           All contract charges                              --           1,316           $171,897          0.32%            --
    2002   Lowest contract charge 0.00% Class B         $101.79              --                 --            --         (14.71)%
           Highest contract charge 0.90% Class B        $ 96.70              --                 --            --         (15.47)%
           All contract charges                              --           1,201           $118,413          0.65%            --
    2001   Lowest contract charge 0.00% Class B         $119.34              --                 --            --           4.00%
           Highest contract charge 0.90% Class B        $114.40              --                 --            --           3.06%
           All contract charges                              --             692           $ 78,729          0.71%            --
    2000   Lowest contract charge 0.00% Class B         $114.75              --                 --            --           5.13%
           Highest contract charge 0.90% Class B        $111.01              --                 --            --           4.20%
           All contract charges                              --             335           $ 37,711          1.01%            --
EQ/J.P. Morgan Core Bond
------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $110.55              --                 --            --           4.36%
           Highest contract charge 0.60% Class A (t)    $116.38              --                 --            --           3.73%
           All contract charges                              --              50           $  5,596          5.04%            --
    2003   Lowest contract charge 0.00% Class A (p)     $105.93              --                 --            --           3.60%
           Highest contract charge 0.60% Class A (t)    $112.19              --                 --            --           2.98%
           All contract charges                              --              19           $  2,008          3.36%            --
    2002   Lowest contract charge 0.00% Class A (p)     $102.25              --                 --            --           2.18%
           Highest contract charge 0.60% Class A (t)    $108.95              --                 --            --           7.30%
           All contract charges                              --              --                 --          6.36%            --
EQ/J.P. Morgan Core Bond
------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B(2)      $116.85              --                 --            --           4.10%
           Highest contract charge 0.90% Class B        $138.00              --                 --            --           3.16%
           All contract charges                              --              80           $ 11,132          5.04%            --
    2003   Lowest contract charge 0.60% Class B         $133.66              --                 --            --           2.75%
           Highest contract charge 0.90% Class B        $133.77              --                 --            --           2.44%
           All contract charges                              --              76           $ 10,330          3.36%            --
    2002   Lowest contract charge 0.60% Class B         $130.09              --                 --            --           8.92%
           Highest contract charge 0.90% Class B        $130.58              --                 --            --           8.59%
           All contract charges                              --              91           $ 11,964          6.36%            --
    2001   Lowest contract charge 0.60% Class B         $119.43              --                 --            --           7.29%
           Highest contract charge 0.90% Class B        $120.52              --                 --            --           6.97%
           All contract charges                              --              39           $  4,706          6.57%            --
    2000   Lowest contract charge 0.60% Class B         $111.31              --                 --            --          10.82%
           Highest contract charge 0.90% Class B        $112.42              --                 --            --           9.99%
           All contract charges                                               9           $  1,008         12.68%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Janus Large Cap Growth
-------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $147.47             --                  --            --          12.43%
           Highest contract charge 0.60% Class A (t)    $ 99.96             --                  --            --          11.75%
           All contract charges                              --              1             $    81          0.25%            --
    2003   Lowest contract charge 0.00% Class A (p)     $131.17             --                  --            --          26.17%
           Highest contract charge 0.60% Class A (t)    $ 89.45             --                  --            --          25.42%
           All contract charges                              --             --                  --            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $103.96             --                  --            --          (5.93)%
           Highest contract charge 0.60% Class A (t)    $ 44.64             --                  --            --         (24.00)%
           All contract charges                              --             --                  --            --             --
EQ/Janus Large Cap Growth
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (c)     $ 63.89             --                  --            --          12.15%
           Highest contract charge 0.90% Class B (c)    $ 61.44             --                  --            --          11.14%
           All contract charges                              --            383             $23,929          0.25%            --
    2003   Lowest contract charge 0.00% Class B (c)     $ 56.97             --                  --            --          25.85%
           Highest contract charge 0.90% Class B (c)    $ 55.28             --                  --            --          24.73%
           All contract charges                              --            383             $21,531            --             --
    2002   Lowest contract charge 0.00% Class B (c)     $ 45.27             --                  --            --         (30.31)%
           Highest contract charge 0.90% Class B (c)    $ 44.32             --                  --            --         (30.94)%
           All contract charges                              --            353             $15,788            --             --
    2001   Lowest contract charge 0.00% Class B (c)     $ 64.96             --                  --            --         (22.96)%
           Highest contract charge 0.90% Class B (c)    $ 64.18             --                  --            --         (23.66)%
           All contract charges                              --            211             $13,611          0.01%            --
    2000   Lowest contract charge 0.00% Class B (c)     $ 84.32             --                  --            --         (15.70)%
           Highest contract charge 0.90% Class B (c)    $ 84.07             --                  --            --         (15.93)%
           All contract charges                              --             42             $ 3,534          0.33%            --
EQ/JP Morgan Value Opportunities
--------------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class A (p)     $154.06             --                  --            --          11.16%
           Highest contract charge 0.00% Class A (p)    $154.06             --                  --            --          11.16%
           All contract charges                              --             --             $    53          1.28%            --
    2003   Lowest contract charge 0.00% Class A (p)     $138.60             --                  --            --          27.13%
           Highest contract charge 0.00% Class A (p)    $138.60             --                  --            --          27.13%
           All contract charges                              --             --                  --          1.21%            --
    2002   Lowest contract charge 0.00% Class A (p)     $109.02             --                  --            --          (1.66)%
           Highest contract charge 0.00% Class A (p)    $109.02             --                  --            --          (1.66)%
           All contract charges                              --             --                  --          1.45%            --
EQ/JP Morgan Value Opportunities
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $146.48             --                  --            --          10.88%
           Highest contract charge 0.90% Class B        $136.67             --                  --            --           9.88%
           All contract charges                              --            249             $34,012          1.28%            --
    2003   Lowest contract charge 0.00% Class B         $132.10             --                  --            --          26.81%
           Highest contract charge 0.90% Class B        $124.37             --                  --            --          25.67%
           All contract charges                              --            267             $33,056          1.21%            --
    2002   Lowest contract charge 0.00% Class B         $104.17             --                  --            --         (19.06)%
           Highest contract charge 0.90% Class B        $ 98.97             --                  --            --         (19.78)%
           All contract charges                              --            266             $26,258          1.45%            --
    2001   Lowest contract charge 0.00% Class B         $128.70             --                  --            --          (6.81)%
           Highest contract charge 0.90% Class B        $123.38             --                  --            --          (7.65)%
           All contract charges                              --            235             $28,929          1.02%            --
    2000   Lowest contract charge 0.00% Class B         $138.10             --                  --            --           6.78%
           Highest contract charge 0.90% Class B        $133.60             --                  --            --           5.82%
           All contract charges                              --            183             $24,484          1.05%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Lazard Small Cap Value
-------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $177.17             --                  --            --          17.40%
           Highest contract charge 0.60% Class A (p)    $175.86             --                  --            --          16.70%
           All contract charges                              --             28             $ 4,964         16.41%            --
    2003   Lowest contract charge 0.00% Class A (p)     $150.91             --                  --            --          37.74%
           Highest contract charge 0.60% Class A (p)    $150.69             --                  --            --          37.54%
           All contract charges                              --              9             $ 1,357          0.95%            --
    2002   Lowest contract charge 0.00% Class A (p)     $109.56             --                  --            --          (1.84)%
           Highest contract charge 0.00% Class A (p)    $109.56             --                  --            --             --
           All contract charges                              --             --                  --          0.76%            --
EQ/Lazard Small Cap Value
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $190.60             --                  --            --          17.11%
           Highest contract charge 0.90% Class B        $179.82             --                  --            --          16.05%
           All contract charges                              --             66             $11,982         16.41%            --
    2003   Lowest contract charge 0.00% Class B         $162.76             --                  --            --          37.38%
           Highest contract charge 0.90% Class B        $154.95             --                  --            --          36.15%
           All contract charges                              --             21             $ 3,288          0.95%            --
    2002   Lowest contract charge 0.60% Class B (c)     $115.35             --                  --            --         (14.37)%
           Highest contract charge 0.90% Class B        $113.81             --                  --            --         (14.63)%
           All contract charges                              --             21             $ 2,395          0.76%            --
    2001   Lowest contract charge 0.60% Class B (c)     $134.71             --                  --            --          17.04%
           Highest contract charge 0.90% Class B        $133.32             --                  --            --          16.68%
           All contract charges                              --             17             $ 2,269          7.28%            --
    2000   Lowest contract charge 0.60% Class B (c)     $115.10             --                  --            --          17.81%
           Highest contract charge 0.90% Class B        $114.26             --                  --            --          17.45%
           All contract charges                              --              1             $   115          5.58%            --
EQ/Marsico Focus
----------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $141.05             --                  --            --          10.79%
           Highest contract charge 0.60% Class A (p)    $140.01             --                  --            --          10.12%
           All contract charges                              --             67             $ 9,512            --             --
    2003   Lowest contract charge 0.00% Class A (p)     $127.32             --                  --            --          31.43%
           Highest contract charge 0.60% Class A (p)    $127.14             --                  --            --          31.25%
           All contract charges                              --             28             $ 3,544            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $ 96.87             --                  --            --          (6.15)%
           Highest contract charge 0.00% Class A (p)    $ 96.87             --                  --            --             --
           All contract charges                              --             --                  --          0.04%            --
EQ/Marsico Focus
----------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (d)     $136.17             --                  --            --          10.51%
           Highest contract charge 0.90% Class B (d)    $132.24             --                  --            --           9.52%
           All contract charges                              --            594             $79,394            --             --
    2003   Lowest contract charge 0.00% Class B (d)     $123.22             --                  --            --          31.13%
           Highest contract charge 0.90% Class B (d)    $120.75             --                  --            --          29.95%
           All contract charges                              --            540             $65,568            --             --
    2002   Lowest contract charge 0.00% Class B (d)     $ 93.97             --                  --            --         (11.56)%
           Highest contract charge 0.90% Class B (d)    $ 92.92             --                  --            --         (12.35)%
           All contract charges                              --            230             $21,469          0.04%            --
    2001   Lowest contract charge 0.00% Class B (d)     $106.25             --                  --            --           6.25%
           Highest contract charge 0.90% Class B (d)    $106.01             --                  --            --           6.01%
           All contract charges                              --              7             $   743            --             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Mercury Basic Value Equity
-----------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $165.39             --                  --            --          10.85%
           Highest contract charge 0.60% Class A (v)    $164.16             --                  --            --          10.18%
           All contract charges                              --             39            $  6,328          5.21%            --
    2003   Lowest contract charge 0.00% Class A (p)     $149.21             --                  --            --          31.54%
           Highest contract charge 0.60% Class A (v)    $148.99             --                  --            --          31.35%
           All contract charges                              --             14            $  2,125          0.45%            --
    2002   Lowest contract charge 0.00% Class A (p)     $113.43             --                  --            --          (1.08)%
           Highest contract charge 0.00% Class A (p)    $113.43             --                  --            --             --
           All contract charges                              --             --                  --          1.20%            --
EQ/Mercury Basic Value Equity
-----------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $221.53             --                  --            --          10.57%
           Highest contract charge 0.90% Class B        $206.70             --                  --            --           9.57%
           All contract charges                              --            884            $184,573          5.21%            --
    2003   Lowest contract charge 0.00% Class B         $200.36             --                  --            --          31.19%
           Highest contract charge 0.90% Class B        $188.64             --                  --            --          30.02%
           All contract charges                              --            845            $160,643          0.45%            --
    2002   Lowest contract charge 0.00% Class B         $152.72             --                  --            --         (16.66)%
           Highest contract charge 0.90% Class B        $145.09             --                  --            --         (17.41)%
           All contract charges                              --            775            $113,095          1.20%            --
    2001   Lowest contract charge 0.00% Class B         $183.25             --                  --            --           5.53%
           Highest contract charge 0.90% Class B        $175.68             --                  --            --           4.58%
           All contract charges                              --            552            $ 97,486          3.87%            --
    2000   Lowest contract charge 0.00% Class B         $173.64             --                  --            --          11.81%
           Highest contract charge 0.90% Class B        $167.99             --                  --            --          10.81%
           All contract charges                              --            316            $ 53,489          5.50%            --
EQ/Mercury International Value (l)
----------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $165.41             --                  --            --          21.95%
           Highest contract charge 0.60% Class A (t)    $126.22             --                  --            --          21.22%
           All contract charges                              --             34            $  5,468          1.67%            --
    2003   Lowest contract charge 0.00% Class A (p)     $135.63             --                  --            --          28.37%
           Highest contract charge 0.60% Class A (t)    $104.12             --                  --            --          27.60%
           All contract charges                              --             15            $  2,057          2.00%            --
    2002   Lowest contract charge 0.00% Class A (p)     $105.66             --                  --            --          (1.56)%
           Highest contract charge 0.60% Class A (t)    $ 81.60             --                  --            --         (17.98)%
           All contract charges                              --             --                  --          1.34%            --
EQ/Mercury International Value (l)
----------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $123.09             --                  --            --          21.64%
           Highest contract charge 0.90% Class B        $128.70             --                  --            --          20.55%
           All contract charges                              --            846            $109,326          1.67%            --
    2003   Lowest contract charge 0.00% Class B         $101.19             --                  --            --          28.04%
           Highest contract charge 0.90% Class B        $106.76             --                  --            --          26.89%
           All contract charges                              --            780            $ 83,414          2.00%            --
    2002   Lowest contract charge 0.00% Class B         $ 79.03             --                  --            --         (17.87)%
           Highest contract charge 0.90% Class B        $ 84.14             --                  --            --         (17.39)%
           All contract charges                              --            714            $ 59,941          1.34%            --
    2001   Lowest contract charge 0.60% Class B         $100.79             --                  --            --         (22.00)%
           Highest contract charge 0.90% Class B        $101.85             --                  --            --         (22.23)%
           All contract charges                              --              6            $    605          0.96%            --
    2000   Lowest contract charge 0.60% Class B         $129.21             --                  --            --         (12.84)%
           Highest contract charge 0.90% Class B        $130.96             --                  --            --         (13.10)%
           All contract charges                              --              3            $    388         16.34%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/MFS Emerging Growth Companies
--------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $150.63              --                 --            --          12.90%
           Highest contract charge 0.60% Class A (t)    $100.02              --                 --            --          12.23%
           All contract charges                              --              13           $  1,988            --             --
    2003   Lowest contract charge 0.00% Class A (p)     $133.42              --                 --            --          29.63%
           Highest contract charge 0.60% Class A (t)    $ 89.12              --                 --            --          28.86%
           All contract charges                              --               6           $    785            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $102.92              --                 --            --          (4.69)%
           Highest contract charge 0.60% Class A (t)    $ 69.16              --                 --            --         (27.95)%
           All contract charges                              --              --                 --            --             --
EQ/MFS Emerging Growth Companies
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $146.44              --                 --            --          12.62%
           Highest contract charge 0.90% Class B        $136.63              --                 --            --          11.61%
           All contract charges                              --           1,240           $169,470            --             --
    2003   Lowest contract charge 0.00% Class B         $130.03              --                 --            --          29.30%
           Highest contract charge 0.90% Class B        $122.42              --                 --            --          28.15%
           All contract charges                              --           1,358           $165,227            --             --
    2002   Lowest contract charge 0.00% Class B         $100.56              --                 --            --         (34.32)%
           Highest contract charge 0.90% Class B        $ 95.53              --                 --            --         (34.92)%
           All contract charges                              --           1,308           $127,324            --             --
    2001   Lowest contract charge 0.00% Class B         $153.10              --                 --            --         (34.05)%
           Highest contract charge 0.90% Class B        $146.78              --                 --            --         (34.65)%
           All contract charges                              --           1,480           $216,125          0.02%            --
    2000   Lowest contract charge 0.00% Class B         $232.15              --                 --            --         (18.56)%
           Highest contract charge 0.90% Class B        $224.60              --                 --            --         (19.56)%
           All contract charges                              --           1,392           $312,585          2.02%            --
EQ/MFS Investors Trust
----------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $141.33              --                 --            --          11.68%
           Highest contract charge 0.60% Class A (t)    $105.89              --                 --            --          11.01%
           All contract charges                              --              --           $      8          0.57%            --
    2003   Lowest contract charge 0.00% Class A (p)     $126.55              --                 --            --          22.33%
           Highest contract charge 0.60% Class A (t)    $ 95.39              --                 --            --          21.59%
           All contract charges                              --              --                 --          0.54%            --
    2002   Lowest contract charge 0.00% Class A (p)     $103.45              --                 --            --          (4.00)%
           Highest contract charge 0.60% Class A (t)    $ 78.45              --                 --            --          (4.00)%
           All contract charges                              --              --                 --          0.73%            --
EQ/MFS Investors Trust
----------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $ 92.74              --                 --            --          11.40%
           Highest contract charge 0.90% Class B        $ 88.18              --                 --            --          10.40%
           All contract charges                              --             121           $ 10,876          0.57%            --
    2003   Lowest contract charge 0.00% Class B         $ 83.25              --                 --            --          22.03%
           Highest contract charge 0.90% Class B        $ 79.88              --                 --            --          20.93%
           All contract charges                              --             126           $ 10,256          0.54%            --
    2002   Lowest contract charge 0.00% Class B         $ 68.22              --                 --            --         (21.01)%
           Highest contract charge 0.90% Class B        $ 66.05              --                 --            --         (21.71)%
           All contract charges                              --              94           $  6,281          0.73%            --
    2001   Lowest contract charge 0.00% Class B         $ 86.36              --                 --            --         (15.98)%
           Highest contract charge 0.90% Class B        $ 84.37              --                 --            --         (16.74)%
           All contract charges                              --              48           $  4,088          0.54%            --
    2000   Lowest contract charge 0.00% Class B         $102.79              --                 --            --          (0.77)%
           Highest contract charge 0.90% Class B        $101.34              --                 --            --          (1.58)%
           All contract charges                              --              22           $  2,243          0.54%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $148.04              --                 --            --         1.03%
           Highest contract charge 0.90% Class A        $143.42              --                 --            --         0.12%
           All contract charges                              --           1,338           $249,556          0.94%          --
    2003   Lowest contract charge 0.00% Class A         $146.53              --                 --            --         0.82%
           Highest contract charge 0.90% Class A        $143.25              --                 --            --        (0.08)%
           All contract charges                              --           1,619           $304,460          0.88%          --
    2002   Lowest contract charge 0.00% Class A         $145.34              --                 --            --         1.49%
           Highest contract charge 0.90% Class A        $143.37              --                 --            --         0.58%
           All contract charges                              --           1,949           $364,995          1.36%          --
    2001   Lowest contract charge 0.00% Class A         $143.20              --                 --            --         3.85%
           Highest contract charge 0.90% Class A        $142.55              --                 --            --         2.92%
           All contract charges                              --           1,988           $379,992          3.41%          --
    2000   Lowest contract charge 0.00% Class A         $137.89              --                 --            --         6.24%
           Highest contract charge 0.90% Class A        $138.51              --                 --            --         5.30%
           All contract charges                              --           1,925           $359,749          5.76%          --
EQ/Money Market
---------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $148.04              --                 --            --         1.03%
           Highest contract charge 0.90% Class B        $113.71              --                 --            --        (0.13)%
           All contract charges                              --             595           $ 69,122          0.94%          --
    2003   Lowest contract charge 0.00% Class B         $146.53              --                 --            --         0.82%
           Highest contract charge 0.90% Class B        $113.86              --                 --            --        (0.34)%
           All contract charges                              --             706           $ 81,841          0.88%          --
    2002   Lowest contract charge 0.60% Class B         $115.79              --                 --            --         0.63%
           Highest contract charge 0.90% Class B        $114.25              --                 --            --         0.32%
           All contract charges                              --             919           $106,411          1.36%          --
    2001   Lowest contract charge 0.60% Class B         $115.07              --                 --            --         2.94%
           Highest contract charge 0.90% Class B        $113.88              --                 --            --         2.63%
           All contract charges                              --             778           $ 89,524          3.41%          --
    2000   Lowest contract charge 0.60% Class B         $111.78              --                 --            --         5.36%
           Highest contract charge 0.90% Class B        $110.96              --                 --            --         5.05%
           All contract charges                              --             340           $ 38,005          5.76%          --
EQ/Small Company Index
----------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $192.20              --                 --            --        17.98%
           Highest contract charge 0.60% Class A (t)    $168.29              --                 --            --        17.28%
           All contract charges                              --             114           $ 19,205          5.08%          --
    2003   Lowest contract charge 0.00% Class A (p)     $162.91              --                 --            --        46.22%
           Highest contract charge 0.60% Class A (t)    $143.50              --                 --            --        36.87%
           All contract charges                              --              51           $  7,341          0.36%          --
    2002   Lowest contract charge 0.60% Class A (p)     $111.41              --                 --            --        (0.43)%
           Highest contract charge 0.60% Class A (t)    $ 76.53              --                 --            --       (25.07)%
           All contract charges                              --              --                 --          0.68%          --
EQ/Small Company Index
----------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $141.99              --                 --            --        17.67%
           Highest contract charge 0.90% Class B        $148.06              --                 --            --        16.61%
           All contract charges                              --              42           $  6,602          5.08%          --
    2003   Lowest contract charge 0.60% Class B         $129.07              --                 --            --        44.99%
           Highest contract charge 0.90% Class B        $126.96              --                 --            --        44.55%
           All contract charges                              --              24           $  3,263          0.36%          --
    2002   Lowest contract charge 0.60% Class B         $ 89.02              --                 --            --       (21.39)%
           Highest contract charge 0.90% Class B        $ 87.83              --                 --            --       (21.63)%
           All contract charges                              --               6           $    533          0.68%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Small Company Index (Continued)
----------------------------------
    2001   Lowest contract charge 0.60% Class B         $113.24             --                 --             --           1.44%
           Highest contract charge 0.90% Class B        $112.07             --                 --             --           1.13%
           All contract charges                              --              5             $  566           1.15%            --
    2000   Lowest contract charge 0.60% Class B         $111.63             --                 --             --          (3.98)%
           Highest contract charge 0.90% Class B        $110.81             --                 --             --          (4.26)%
           All contract charges                              --             --                 --          15.71%            --
Fidelity VIP Asset Manager: Growth
----------------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $125.62             --                 --             --           5.63%
           Highest contract charge 0.00% Class B (v)    $125.62             --                 --             --           5.63%
           All contract charges                              --             11             $1,376           1.89%            --
    2003   Lowest contract charge 0.00% Class B (v)     $118.93             --                 --             --          18.93%
           Highest contract charge 0.00% Class B (v)    $118.93             --                 --             --          18.93%
           All contract charges                              --             10             $1,163             --             --
Fidelity VIP Contrafund
-----------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $146.29             --                 --             --          15.16%
           Highest contract charge 0.00% Class B (v)    $146.29             --                 --             --          15.16%
           All contract charges                              --             59             $8,579           0.12%            --
    2003   Lowest contract charge 0.00% Class B (v)     $127.04             --                 --             --          27.04%
           Highest contract charge 0.00% Class B (v)    $127.04             --                 --             --          27.04%
           All contract charges                              --             23             $2,906             --             --
Fidelity VIP Equity-Income
--------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $144.62             --                 --             --          11.23%
           Highest contract charge 0.00% Class B (v)    $144.62             --                 --             --          11.23%
           All contract charges                              --             34             $4,942           1.39%            --
    2003   Lowest contract charge 0.00% Class B (v)     $130.01             --                 --             --          30.01%
           Highest contract charge 0.00% Class B (v)    $130.01             --                 --             --          30.01%
           All contract charges                              --             20             $2,550             --             --
Fidelity VIP Growth & Income
----------------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $123.99             --                 --             --           5.52%
           Highest contract charge 0.00% Class B (v)    $123.99             --                 --             --           5.52%
           All contract charges                              --             17             $2,064           0.67%            --
    2003   Lowest contract charge 0.00% Class B (v)     $117.50             --                 --             --          17.50%
           Highest contract charge 0.00% Class B (v)    $117.50             --                 --             --          17.50%
           All contract charges                              --             14             $1,689             --             --
Fidelity VIP High Income
------------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $125.04             --                 --             --           9.38%
           Highest contract charge 0.00% Class B (v)    $125.04             --                 --             --           9.38%
           All contract charges                              --             24             $2,950           7.19%            --
    2003   Lowest contract charge 0.00% Class B (v)     $114.31             --                 --             --          14.31%
           Highest contract charge 0.00% Class B (v)    $114.31             --                 --             --          14.31%
           All contract charges                              --             22             $2,470             --             --
Fidelity VIP Investment Grade Bond
----------------------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $106.72             --                 --             --           4.19%
           Highest contract charge 0.00% Class B (v)    $106.72             --                 --             --           4.19%
           All contract charges                              --             60             $6,408           4.97%            --
    2003   Lowest contract charge 0.00% Class B (v)     $102.43             --                 --             --           2.43%
           Highest contract charge 0.00% Class B (v)    $102.43             --                 --             --           2.43%
           All contract charges                              --             36             $3,681             --             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
Fidelity VIP Mid Cap
--------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $179.46             --                  --            --          24.66%
           Highest contract charge 0.00% Class B (v)    $179.46             --                  --            --          24.60%
           All contract charges                              --             61             $11,035            --             --
    2003   Lowest contract charge 0.00% Class B (v)     $143.96             --                  --            --          17.50%
           Highest contract charge 0.00% Class B (v)    $143.96             --                  --            --          17.50%
           All contract charges                              --             12             $ 1,693            --             --
Fidelity VIP Value
------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $141.88             --                  --            --          10.93%
           Highest contract charge 0.00% Class B (v)    $141.88             --                  --            --          10.93%
           All contract charges                              --             10             $ 1,468          1.17%            --
    2003   Lowest contract charge 0.00% Class B (v)     $127.90             --                  --            --          27.90%
           Highest contract charge 0.00% Class B (v)    $127.90             --                  --            --          27.90%
           All contract charges                              --              7             $   858          0.30%            --
Fidelity VIP Value Strategies
-----------------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $175.60             --                  --            --          13.84%
           Highest contract charge 0.00% Class B (v)    $175.60             --                  --            --          13.84%
           All contract charges                              --             16             $ 2,847          0.22%            --
    2003   Lowest contract charge 0.00% Class B (v)     $154.26             --                  --            --          54.26%
           Highest contract charge 0.00% Class B (v)    $154.26             --                  --            --          54.26%
           All contract charges                              --             17             $ 2,549          0.47%            --
Landus Rosenberg VIT Value Long/Short Equity Fund
-------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (v)     $ 99.90             --                  --            --           3.63%
           Highest contract charge 0.90% Class B (v)    $ 98.39             --                  --            --           2.70%
           All contract charges                              --             46             $ 4,597            --             --
    2003   Lowest contract charge 0.00% Class B (v)     $ 96.40             --                  --            --          (3.60)%
           Highest contract charge 0.90% Class B (v)    $ 95.80             --                  --            --          (4.20)%
           All contract charges                              --             14             $ 1,334            --             --
MFS Mid Cap Growth
------------------
           Unit Value 0.60% to 0.60%*
    2004   Lowest contract charge 0.60% Class A (o)     $121.45             --                  --            --          13.88%
           Highest contract charge 0.60% Class A (o)    $121.45             --                  --            --          13.88%
           All contract charges                              --              1             $   167            --             --
    2003   Lowest contract charge 0.60% Class A (o)     $106.65             --                  --            --             --
           Highest contract charge 0.60% Class A (o)    $106.65             --                  --            --             --
           All contract charges                              --              1             $   120            --             --
    2002   Lowest contract charge 0.60% Class A (o)     $ 78.30             --                  --            --           6.10%
           Highest contract charge 0.60% Class A (o)    $ 78.30             --                  --            --           6.10%
           All contract charges                              --             --                  --            --             --
PEA Renaissance
---------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (p)     $219.93             --                  --            --          16.68%
           Highest contract charge 0.90% Class A (o)    $185.59             --                  --            --          15.63%
           All contract charges                              --            135             $26,705          5.66%            --
    2003   Lowest contract charge 0.00% Class A (p)     $188.48             --                  --            --          57.42%
           Highest contract charge 0.90% Class A (o)    $160.50             --                  --            --          60.50%
           All contract charges                              --             65             $11,141          0.80%            --
    2002   Lowest contract charge 0.00% Class A (p)     $119.73             --                  --            --           2.83%
           Highest contract charge 0.60% Class A (o)    $ 87.10             --                  --            --           4.66%
           All contract charges                              --             --                  --          1.01%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
PIMCO Total Return
------------------
           Unit Value 0.60%*
    2004   Lowest contract charge 0.60% Class A (o)     $114.84             --                  --            --            4.25%
           Highest contract charge 0.60% Class A (o)    $114.84             --                  --            --            4.25%
           All contract charges                              --              2             $   197          4.33%             --
    2003   Lowest contract charge 0.60% Class A (o)     $110.16             --                  --            --            2.34%
           Highest contract charge 0.60% Class A (o)    $110.16             --                  --            --            2.34%
           All contract charges                              --              1             $   161          3.31%             --
    2002   Lowest contract charge 0.60% Class A (o)     $107.65             --                  --            --            6.57%
           Highest contract charge 0.60% Class A (o)    $107.65             --                  --            --            6.57%
           All contract charges                              --             --                  --          6.80%             --
U.S. Real Estate -- Class I
---------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (p)     $197.12             --                  --            --           36.39%
           Highest contract charge 0.90% Class A (v)    $174.27             --                  --            --           35.17%
           All contract charges                              --            271             $50,742          3.04%             --
    2003   Lowest contract charge 0.00% Class A (p)     $144.52             --                  --            --           37.51%
           Highest contract charge 0.90% Class A (v)    $128.93             --                  --            --           28.93%
           All contract charges                              --             91             $12,747            --              --
    2002   Lowest contract charge 0.00% Class A (p)     $105.10             --                  --            --            2.84%
           Highest contract charge 0.00% Class A (p)    $105.10             --                  --            --            2.84%
           All contract charges                              --             12             $ 1,261          9.14%             --
Vanguard VIF Equity Index
-------------------------
           Unit Value 0.60%*
    2004   Lowest contract charge 0.60% Class A (t)     $108.79             --                  --            --           10.14%
           Highest contract charge 0.60% Class A (t)    $108.79             --                  --            --           10.14%
           All contract charges                              --             19             $ 2,113          2.97%             --
    2003   Lowest contract charge 0.60% Class A (t)     $ 98.77             --                  --            --           27.70%
           Highest contract charge 0.60% Class A (t)    $ 98.77             --                  --            --              --
           All contract charges                              --              9             $   929          1.01%             --
    2002   Lowest contract charge 0.60% Class A (t)     $ 77.35             --                  --            --          (19.51)%
           Highest contract charge 0.60% Class A (t)    $ 77.35             --                  --            --          (19.51)%
           All contract charges                              --              1             $    77            --              --

(a) Units were made available for sale on May 22, 2000.
(b) Units were made available for sale on June 22, 2000.
(c) Units were made available for sale on October 22, 2000.
(d) Units were made available for sale on October 22, 2001.
(e) Units were made available for sale on May 18, 2001.
(f) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Portfolio occurred on May 18, 2001.
(g) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation Portfolio occurred on May 18, 2001.
(h) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000.
(i) Units were made available for sale on April 26, 2002.
(j) Units were made available for sale on May 13, 2002.
(k) Units were made available for sale March 31, 2002.
(l) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(m) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(n) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(o) Units were made available for sale on August 5, 2002.
(p) Units were made available for sale on November 5, 2002.
(q) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(r) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Concluded)

December 31, 2004


7. Accumulation Unit Values (Concluded)

(s) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(t) Units were made available for sale on April 15, 2002.
(u) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(v) Units were made available for sale on May 2, 2003.
(w) Units were made available for sale on October 13, 2003.
(x) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (see Note 5).
(y) Units were made available for sale on October 25, 2004.
(z) Units were made available for sale on September 7, 2004.

* Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholders' equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2004 and December 31, 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of Notes to the Consolidated Financial Statements, in 2004 AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts and in 2002 changed its method of accounting for variable annuity products that contain guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 31, 2005

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2004 AND 2003

                                                                                 DECEMBER 31,          December 31,
                                                                                    2004                  2003
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS

Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    30,722.3        $    29,095.5
  Mortgage loans on real estate.............................................        3,131.9              3,503.1
  Equity real estate, held for the production of income.....................          643.2                656.5
  Policy loans..............................................................        3,831.4              3,894.3
  Other equity investments..................................................        1,010.5                789.1
  Other invested assets.....................................................        1,112.1                825.2
                                                                              -----------------    -----------------
      Total investments.....................................................       40,451.4             38,763.7
Cash and cash equivalents...................................................        1,680.8                999.1
Cash and securities segregated, at estimated fair value.....................        1,489.0              1,285.8
Broker-dealer related receivables...........................................        2,187.7              2,284.7
Deferred policy acquisition costs...........................................        6,813.9              6,290.4
Goodwill and other intangible assets, net...................................        3,761.4              3,513.4
Amounts due from reinsurers.................................................        2,549.6              2,460.4
Loans to affiliates, at estimated fair value................................          400.0                400.0
Other assets................................................................        3,600.9              3,829.7
Separate Accounts' assets...................................................       61,559.4             54,438.1
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   124,494.1        $   114,265.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    26,875.1        $    25,307.7
Future policy benefits and other policyholders liabilities..................       14,099.6             13,934.7
Broker-dealer related payables..............................................          945.9              1,261.8
Customers related payables..................................................        2,658.7              1,897.5
Amounts due to reinsurers...................................................          994.0                936.5
Short-term and long-term debt...............................................        1,255.5              1,253.2
Income taxes payable........................................................        2,714.8              2,362.8
Other liabilities...........................................................        1,859.6              2,006.9
Separate Accounts' liabilities..............................................       61,559.4             54,300.6
Minority interest in equity of consolidated subsidiaries....................        2,040.4              1,744.9
Minority interest subject to redemption rights..............................          266.6                488.1
                                                                              -----------------    -----------------
      Total liabilities.....................................................      115,269.6            105,494.7
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,890.9              4,848.2
Retained earnings...........................................................        3,457.0              3,027.1
Accumulated other comprehensive income......................................          874.1                892.8
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        9,224.5              8,770.6
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   124,494.1        $   114,265.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                      2004               2003               2002
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,595.4       $     1,376.7      $     1,315.5
Premiums......................................................          879.6               889.4              945.2
Net investment income.........................................        2,501.4             2,386.9            2,377.2
Investment gains (losses), net................................           65.0               (62.3)            (278.5)
Commissions, fees and other income............................        3,355.0             2,811.8            2,987.6
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,396.4             7,402.5            7,347.0
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,867.1             1,708.2            2,036.0
Interest credited to policyholders' account balances..........        1,038.1               969.7              972.5
Compensation and benefits.....................................        1,604.9             1,327.0            1,244.3
Commissions...................................................        1,017.3               991.9              788.8
Distribution plan payments....................................          374.2               370.6              392.8
Amortization of deferred sales commissions....................          177.4               208.6              229.0
Interest expense..............................................           76.8                82.3               95.7
Amortization of deferred policy acquisition costs.............          472.9               434.6              296.7
Capitalization of deferred policy acquisition costs...........       (1,015.9)             (990.7)            (754.8)
Rent expense..................................................          185.0               165.8              168.8
Amortization of other intangible assets, net..................           22.9                21.9               21.2
Alliance charge for mutual fund matters and legal proceedings.            -                 330.0                -
Other operating costs and expenses............................          901.5               832.4              827.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,722.2             6,452.3            6,318.4
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        1,674.2               950.2            1,028.6
Income taxes..................................................         (396.3)             (240.5)             (50.9)
Minority interest in net income of consolidated subsidiaries..         (384.1)             (188.7)            (362.8)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          893.8               521.0              614.9
Earnings from other discontinued operations,
  net of income taxes.........................................            7.9                 3.4                5.6
Gain on sale of real estate held-for-sale, net of income taxes           31.1                 -                  -
Cumulative effect of accounting changes, net of
  income taxes................................................           (2.9)                -                (33.1)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      929.9       $       524.4      $       587.4
                                                                =================  =================  =================





                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                         2004               2003               2002
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.............            4,848.2            4,812.8            4,753.6
Increase in additional paid in capital
    in excess of par value....................................               42.7               35.4               59.2
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,890.9            4,848.2            4,812.8
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..........................            3,027.1            2,902.7            2,815.3
Net earnings..................................................              929.9              524.4              587.4
Shareholder dividends paid....................................             (500.0)            (400.0)            (500.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,457.0            3,027.1            2,902.7
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income,
  beginning of year...........................................              892.8              681.1              215.4
Other comprehensive (loss) income.............................              (18.7)             211.7              465.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              874.1              892.8              681.1
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................      $     9,224.5       $    8,770.6       $    8,399.1
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       929.9       $      524.4       $      587.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments................................................              (31.1)             211.7              465.6
Minimum pension liability adjustment..........................                -                  -                   .1
Cumulative effect of accounting changes.......................               12.4                -                  -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              (18.7)             211.7              465.7
                                                                   -----------------   ----------------   ----------------
COMPREHENSIVE INCOME..........................................      $       911.2       $      736.1       $    1,053.1
                                                                   =================   ================   ================











                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                       2004                2003               2002
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $       929.9       $      524.4       $       587.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,038.1              969.7               972.5
  Universal life and investment-type product
    policy fee income.........................................         (1,595.4)          (1,376.7)           (1,315.5)
  Net change in broker-dealer and customer related
    receivables/payables......................................            379.6               22.5              (237.3)
  Investment (gains) losses, net..............................            (65.0)              62.3               278.5
  Change in deferred policy acquisition costs.................           (543.0)            (556.1)             (458.1)
  Change in future policy benefits............................            129.3              (97.4)              218.0
  Change in property and equipment............................            (69.3)             (55.8)              (76.6)
  Change in income tax payable................................            349.6              246.3                93.3
  Change in accounts payable and accrued expenses.............            (27.4)             276.8                (8.9)
  Change in segregated cash and securities, net...............           (203.2)            (111.5)              240.8
  Minority interest in net income of consolidated subsidiaries            386.8              188.7               362.8
  Change in fair value of guaranteed
    minimum income benefit reinsurance contracts..............            (61.0)              91.0              (120.0)
  Amortization of deferred sales commissions..................            177.4              208.6               229.0
  Amortization of other intangible assets, net................             22.9               21.9                21.2
  Other, net..................................................            194.3              272.6              (114.2)
                                                                 -----------------   -----------------  -----------------
Net cash provided by operating activities.....................          1,043.6              687.3               672.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          3,341.9            4,216.4             2,996.0
  Sales.......................................................          2,983.6            4,818.2             8,035.9
  Purchases...................................................         (7,052.5)         (11,457.9)          (12,709.0)
  Change in short-term investments............................            (77.2)             610.7              (568.9)
  Purchase of minority interest in consolidated subsidiary ...           (410.7)               -                (249.7)
  Other, net..................................................            169.7               89.3               126.6
                                                                 -----------------   -----------------  -----------------
Net cash used by investing activities.........................         (1,045.2)          (1,723.3)           (2,369.1)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................          4,029.4            5,639.1             4,328.5
    Withdrawals and transfers to Separate Accounts............         (2,716.0)          (3,181.1)           (2,022.9)
  Net change in short-term financings.........................              -                (22.1)             (201.2)
  Shareholder dividends paid..................................           (500.0)            (400.0)             (500.0)
  Other, net..................................................           (130.1)            (270.4)             (318.6)
                                                                 -----------------   -----------------  -----------------
Net cash provided by financing activities.....................            683.3            1,765.5             1,285.8
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            681.7              729.5              (410.4)
Cash and cash equivalents, beginning of year..................            999.1              269.6               680.0
                                                                 -----------------   -----------------  -----------------
Cash and Cash Equivalents, End of Year........................    $     1,680.8       $      999.1       $       269.6
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                   (CONTINUED)

                                                                      2004               2003               2002
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       86.2       $        91.0      $        80.5
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      154.4       $       (45.7)     $      (139.6)
                                                                =================  =================  =================









                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)  ORGANIZATION

    In 2004, The Equitable Life Assurance Society of the United States was renamed to AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

    In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). In March and December 2004, the Company acquired a total of 10.7 million Alliance Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million.

    The Company's consolidated economic interest in Alliance was 46.4% at December 31, 2004, and together with it's ownership with other AXA Financial companies, the consolidated economic interests in Alliance was approximately 61.3%.

    In July 2004, the Holding Company completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial with additional scale in distribution, client base and assets under management.

    AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)  SIGNIFICANT ACCOUNTING POLICIES

    Basis of Presentation and Principles of Consolidation
    -----------------------------------------------------

    The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2004," "2003" and "2002" refer to the years ended December 31, 2004, 2003 and 2002, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

    Closed Block
    ------------

    As a result of demutualization, Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

    Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

    Other Discontinued Operations
    -----------------------------

    In 1991, management discontinued the business of certain pension business operations ("Other Discontinued Operations"). Other Discontinued Operations principally consist of the group non-participating wind-up annuity products, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2004 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Other Discontinued Operations ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Other Discontinued Operations differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See
    Note 8 of Notes to Consolidated Financial Statements.

    Accounting Changes
    ------------------

    At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FIN No. 46(R), "Consolidation of Variable Interest Entities, Revised".

    At December 31, 2004, the Insurance Group's General Account held $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). As reported in the consolidated balance sheet, these investments included $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2004 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance

    Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of Alliance has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that Alliance is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia ("collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

    As a result of its review, Alliance Capital had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, Alliance Capital sold this investment and accordingly, no longer consolidates this investment and its funds under management.

    Alliance Capital derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

    Alliance has significant variable interests in certain other VIEs with approximately $845 million in client assets under management. However, these VIEs do not require consolidation because management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

    Effective January 1, 2004, the Company adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

    The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying 2004 consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

    Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

    In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

    The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

    New Accounting Pronouncements
    -----------------------------

    On December 16, 2004, the FASB issued SFAS Statement No. 123(R), "Share-Based Payment". SFAS Statement No. 123(R) eliminates the alternative to apply the intrinsic value method of accounting for employee stock-based compensation awards that was provided in FASB Statement No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") as originally issued. SFAS No. 123(R) requires the cost of all share-based payments to employees, including stock options, stock appreciation rights, and most tax-qualified employee stock purchase plans, to be recognized in the financial statements based on the fair value of those awards. Under SFAS No. 123(R) the cost of equity-settled awards generally is based on fair value at date of grant, adjusted for subsequent modifications of terms or conditions, while cash-settled awards require remeasurement of fair value at the end of each reporting period. SFAS No. 123(R) does not prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead requires consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded. SFAS No. 123(R) is effective as of the first interim or annual reporting period beginning after June 15, 2005 and generally requires adoption using a modified version of prospective application. Under "modified prospective" application, SFAS No. 123(R) applies to new awards granted and to awards modified, repurchased, or cancelled after the required effective date. Additionally, compensation cost for unvested awards outstanding as of the required effective date must be recognized prospectively over the remaining requisite service/vesting period based on the fair values of those awards as already calculated under SFAS No. 123. Entities may further elect to apply SFAS No. 123(R) on a "modified retrospective" basis to give effect to the fair value based method of accounting for awards granted, modified, or settled in cash in earlier periods. The cumulative effect of initial application, if any, is recognized as of the required effective date.

    As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123 to continue to account for stock-based compensation using the intrinsic value method and instead to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Consequently, adoption of SFAS No. 123(R) would be expected to result in recognition of compensation expense for certain types of the Company's equity-settled awards, such as options to purchase AXA ADRs, for which no cost previously would have been charged to net earnings under the intrinsic value method. Similarly, certain types of the Company's cash-settled awards, such as stock appreciation rights, may be expected to result either in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to the intrinsic value method. Management of the Company currently is assessing the impact of adoption of SFAS No. 123(R), including measurement and reporting of related income tax effects, selection of an appropriate valuation model and determination of assumptions, as well as consideration of plan design issues.

    On May 19, 2004, the FASB approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003", effective for the first interim or annual period beginning after June 15, 2004. FSP 106-2 provides guidance on the accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") for employers that sponsor postretirement health care plans that provide prescription drug benefits. MMA introduced a new prescription drug benefit under Medicare that will go into effect in 2006 and also includes a Federal subsidy payable to plan sponsors equal to 28% of certain prescription drug benefits payable to

    Medicare-eligible retirees. The subsidy only is available to an employer that sponsors a retiree medical plan that includes a prescription drug benefit that is at least as valuable as (i.e., actuarially equivalent to) the new Medicare coverage. The subsidy is not subject to Federal income tax.

    Clarifying regulations are expected to be issued by the Centers for Medicare and Medicaid Services to address the interpretation and determination of actuarial equivalency under MMA. In accordance with the provisions of FSP 106-2, management and its actuarial advisors will re-evaluate actuarial equivalency as new information about its interpretation or determination become available. Management and its actuarial advisors have not as yet been able to conclude whether the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measurements of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost for these plans at and for the period ended December 31, 2004 do not reflect any amount associated with enactment of MMA, including the subsidy.

    Investments
    -----------

    The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

    Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

    Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

    Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

    Real estate investments meeting the following criteria are classified as real estate held-for-sale:
       o Management having the authority to approve the action commits the organization to a plan to sell the property.
       o The property is available for immediate sale in its present condition subject only to terms that are usual and customary forthe sale of such assets.
       o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
       o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
       o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
       o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

    Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

    Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2004 were not significant.

    Valuation allowances are netted against the asset categories to which they apply.

    Policy loans are stated at unpaid principal balances.

    Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

    Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

    Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

    All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

    Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
    --------------------------------------------------------------------

    Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

    Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

    Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

    Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

    Recognition of Insurance Income and Related Expenses
    ----------------------------------------------------

    Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

    Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

    For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

    Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

    Deferred Policy Acquisition Costs
    ---------------------------------

    Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

    For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

    A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.95% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.95% net of product weighted average Separate Account fees) and 0% (-2.05% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2004, current projections of future average gross market returns assume a 2.3% return for 2005, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 1.5 years.

    In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

    Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

    For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2004, the average rate of assumed investment yields, excluding policy loans, was 7.0% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

    For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

    Policyholders' Account Balances and Future Policy Benefits
    ----------------------------------------------------------

    Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

    AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

    For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

    For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.85% for annuity liabilities.

    Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

    Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $71.7 million and $69.9 million at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, respectively, $1,081.5 million and $1,069.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Incurred benefits related to current year..........  $        35.0       $       33.8       $       36.6
        Incurred benefits related to prior years...........           12.8               (2.8)              (6.3)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        47.8       $       31.0       $       30.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.9       $       12.1       $       11.5
        Benefits paid related to prior years...............           33.1               34.9               37.2
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        46.0       $       47.0       $       48.7
                                                            =================   ================   =================

    Policyholders' Dividends
    ------------------------

    The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

    At December 31, 2004, participating policies, including those in the Closed Block, represent approximately 16.5% ($32.6 billion) of directly written life insurance in-force, net of amounts ceded.

    Separate Accounts
    -----------------

    Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the general account in connection with the adoption of SOP 03-1 as of January 1, 2004.

    The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2004, 2003 and 2002, investment results of such Separate Accounts were gains (losses) of $2,191.4 million, $(466.2) million and $(4,740.7) million, respectively.

    Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

    Recognition of Investment Management Revenues and Related Expenses
    ------------------------------------------------------------------

    Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for certain private client transactions and institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

    Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2004 and

    2003, respectively, net deferred sales commissions totaled $254.5 million and $387.2 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2004 net balance for each of the next five years is approximately $20.7 million.

    Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

    Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount.

    Other Accounting Policies
    -------------------------

    In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.49 billion and $1.29 billion have been segregated in a special reserve bank custody account at December 31, 2004 and 2003, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

    Intangible assets related to the Bernstein acquisition include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. Other intangible assets are amortized on a straight-line basis over their estimated useful lives of twenty years.

    Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

    The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

    Minority interest subject to redemption rights represents the remaining 16.3 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired
    16.32 million of the former Bernstein shareholders' Alliance Units in 2004. The outstanding 16.3 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining five years ending in 2009.

    Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

    The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)  INVESTMENTS

    The following tables provide additional information relating to fixed maturities and equity securities:

                                                               GROSS              GROSS
                                          AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                             COST              GAINS              LOSSES            FAIR VALUE
                                        ---------------   -----------------  -----------------   ---------------
                                                                     (IN MILLIONS)
    DECEMBER 31, 2004
    Fixed Maturities:
      Available for Sale:
        Corporate.....................   $    22,285.8     $    1,684.3       $       45.3       $   23,924.8
        Mortgage-backed...............         3,472.4             47.7                9.7            3,510.4
        U.S. Treasury, government
          and agency securities.......           964.1             54.9                1.3            1,017.7
        States and political
          subdivisions................           187.1             20.6                 .8              206.9
        Foreign governments...........           245.1             47.2                 .1              292.2
        Redeemable preferred stock....         1,623.1            151.4                4.2            1,770.3
                                        ----------------- -----------------  -----------------  ----------------
          Total Available for Sale....   $    28,777.6     $    2,006.1       $       61.4       $   30,722.3
                                        ================= =================  =================  ================
    Equity Securities:
      Available for sale..............   $         1.0     $        1.2       $         .1       $        2.1
      Trading securities..............              .4              1.0                 .2                1.2
                                        ----------------- -----------------  -----------------  ----------------
    Total Equity Securities...........   $         1.4     $        2.2       $         .3       $        3.3
                                        ================= =================  =================  ================
    December 31, 2003
    Fixed Maturities:
      Available for Sale:
        Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
        Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
        U.S. Treasury, government
          and agency securities.......           812.3             58.7                 .5              870.5
        States and political
          subdivisions................           188.2             14.1                2.0              200.3
        Foreign governments...........           248.4             45.9                 .3              294.0
        Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                        ----------------- -----------------  -----------------  ----------------
          Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                        ================= =================  =================  ================
    Equity Securities:
      Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
      Trading securities..............             1.9               .6                1.5                1.0
                                        ----------------- -----------------  -----------------  ----------------
    Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                        ================= =================  =================  ================


    For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value having an amortized cost of $4,138.7 million and $4,462.1 million, respectively, had estimated fair values of $4,446.0 million and $4,779.6 million, respectively.

    The contractual maturity of bonds at December 31, 2004 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      878.8       $      895.5
        Due in years two through five..........................................       5,162.9            5,512.4
        Due in years six through ten...........................................      10,355.1           11,145.6
        Due after ten years....................................................       7,285.3            7,888.1
        Mortgage-backed securities.............................................       3,472.4            3,510.4
                                                                                ----------------   -----------------
        Total..................................................................  $   27,154.5       $   28,952.0
                                                                                ================   =================

    Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

    The following table discloses fixed maturities (636 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2004:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                   GROSS                         GROSS                          GROSS
                                ESTIMATED       UNREALIZED     ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE        LOSSES       FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             --------------- ---------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     1,709.6   $       20.0     $      545.4   $       25.3    $    2,255.0    $      45.3
     Mortgage-backed.......          776.5            8.5             69.6            1.2           846.1            9.7
     U.S. Treasury,
       Government and
       Agency securities...          138.4            1.1              4.8             .2           143.2            1.3
     States and political
       Subdivisions........            -              -               19.4             .8            19.4             .8
     Foreign governments...            5.0             .1              -              -               5.0             .1
     Redeemable
       Preferred stock.....           58.0            3.5             14.3             .7            72.3            4.2
                             --------------- ---------------  -------------  -------------   -------------  ------------
   Total Temporarily
     Impaired Securities ..  $     2,687.5   $       33.2     $      653.5   $       28.2    $    3,341.0   $       61.4
                             =============== ===============  =============  =============   =============  ============

    The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2004, approximately $987.3 million or 3.6% of the $27,154.5 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

    At December 31, 2004, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $15.5 million.

    The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2004 and 2003 were $891.0 million and $775.5 million, respectively.

    The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $17.6 million and $122.4 million at December 31, 2004 and 2003, respectively. Gross interest income on these loans included in net investment income aggregated $6.9 million, $7.8 million and $5.3 million in 2004, 2003 and 2002, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.5 million, $10.0 million and $6.8 million in 2004, 2003 and 2002, respectively.

    Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                     DECEMBER 31,
                                                                       ----------------------------------------
                                                                              2004                 2003
                                                                       -------------------  -------------------
                                                                                    (IN MILLIONS)
    Impaired mortgage loans with investment valuation allowances......   $         89.4       $        149.4
    Impaired mortgage loans without investment valuation allowances...             10.7                 29.1
                                                                       -------------------  -------------------
    Recorded investment in impaired mortgage loans....................            100.1                178.5
    Investment valuation allowances...................................            (11.3)               (18.8)
                                                                       -------------------  -------------------
    Net Impaired Mortgage Loans.......................................   $         88.8       $        159.7
                                                                       ===================  ===================

    During 2004, 2003 and 2002, respectively, the Company's average recorded investment in impaired mortgage loans was $148.3 million, $180.9 million and $138.1 million. Interest income recognized on these impaired mortgage loans totaled $11.4 million, $12.3 million and $10.0 million for 2004, 2003 and 2002, respectively.

    Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2004 and 2003, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $79.2 million and $143.2 million.

    The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2004 and 2003, the carrying value of equity real estate held-for-sale amounted to zero and $56.9 million, respectively. For 2004, 2003 and 2002, respectively, real estate of zero, $2.8 million and $5.6 million was acquired in satisfaction of debt. At December 31, 2004 and 2003, the Company owned $221.0 million and $275.8 million, respectively, of real estate acquired in satisfaction of debt of which $2.2 million and $3.6 million, respectively, are held as real estate joint ventures.

    Accumulated depreciation on real estate was $207.5 million and $189.6 million at December 31, 2004 and 2003, respectively. Depreciation expense on real estate totaled $20.8 million, $38.8 million and $18.0 million for 2004, 2003 and 2002, respectively.

    Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                   2004              2003                2002
                                                            ----------------    ----------------   -----------------
                                                                                 (IN MILLIONS)
    Balances, beginning of year..........................   $        20.5       $       55.0       $       87.6
    Additions charged to income..........................             3.9               12.2               32.5
    Deductions for writedowns and
      asset dispositions.................................           (13.1)             (15.2)             (65.1)
    Deduction for transfer of real estate held-for-sale
      to real estate held for the production of income...             -                (31.5)               -
                                                            ----------------    ----------------   -----------------
    Balances, End of Year................................   $        11.3       $       20.5       $       55.0
                                                            ================    ================   =================

    Balances, end of year comprise:
      Mortgage loans on real estate......................   $        11.3       $       18.8       $       23.4
      Equity real estate.................................             -                  1.7               31.6
                                                            ----------------    ----------------   -----------------
    Total................................................   $        11.3       $       20.5       $       55.0
                                                            ================    ================   =================

4)  EQUITY METHOD INVESTMENTS

    Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,008.2 million and $896.9 million, respectively, at December 31, 2004 and 2003. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $66.2 million, $4.3 million and $(18.3) million, respectively, for 2004, 2003 and 2002.

    Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 6 individual ventures at December 31, 2004 and 2003, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                        DECEMBER 31,
                                                                            ------------------------------------
                                                                                  2004                2003
                                                                            ----------------   -----------------
                                                                                         (IN MILLIONS)
    BALANCE SHEETS
    Investments in real estate, at depreciated cost........................  $       537.1      $       551.6
    Investments in securities, generally at estimated fair value...........          162.4              204.8
    Cash and cash equivalents..............................................           13.5               37.6
    Other assets...........................................................           23.0               22.8
                                                                            ----------------   -----------------
    Total Assets...........................................................  $       736.0      $       816.8
                                                                            ================   =================

    Borrowed funds - third party...........................................  $       254.3      $       259.7
    Other liabilities......................................................           17.4               19.5
                                                                            ----------------   -----------------
    Total liabilities......................................................          271.7              279.2
                                                                            ----------------   -----------------

    Partners' capital......................................................          464.3              537.6
                                                                            ----------------   -----------------
    Total Liabilities and Partners' Capital................................  $       736.0      $       816.8
                                                                            ================   =================

    The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       168.8
                                                                            ================   =================

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
    STATEMENTS OF EARNINGS
    Revenues of real estate joint ventures.............  $        95.2       $       95.6       $       98.4
    Net revenues (losses) of
      other limited partnership interests..............           19.8               26.0              (23.2)
    Interest expense - third party.....................          (16.9)             (18.0)             (19.8)
    Other expenses.....................................          (64.0)             (61.7)             (59.3)
                                                        -----------------   ----------------   -----------------
    Net Earnings (Losses)..............................  $        34.1       $       41.9       $       (3.9)
                                                        =================   ================   =================

    The Company's Equity in Net Earnings of These
      Entities Included Above..........................  $        11.0       $        5.0       $       12.8
                                                        =================   ================   =================

5)  NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

    The sources of net investment income follows:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Fixed maturities...................................  $     1,879.5       $    1,792.6       $    1,755.4
    Mortgage loans on real estate......................          249.6              279.5              314.8
    Equity real estate.................................          124.8              136.9              153.7
    Other equity investments...........................           78.4               49.3              (45.4)
    Policy loans.......................................          251.0              260.1              269.4
    Other investment income............................           92.0               66.8              114.1
                                                        -----------------   ----------------   -----------------

      Gross investment income..........................        2,675.3            2,585.2            2,562.0

      Investment expenses..............................         (173.9)            (198.3)            (184.8)
                                                        -----------------   ----------------   -----------------

    Net Investment Income..............................  $     2,501.4       $    2,386.9       $    2,377.2
                                                        =================   ================   =================

    Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Fixed maturities...................................  $        26.3       $     (100.7)      $     (374.3)
    Mortgage loans on real estate......................             .2                1.3                3.7
    Equity real estate.................................           11.6               26.8              101.5
    Other equity investments...........................           24.4                2.0                3.3
    Issuance and sales of Alliance Units...............            -                  -                   .5
    Other..............................................            2.5                8.3              (13.2)
                                                        -----------------   ----------------   -----------------
      Investment gains (losses), net...................  $        65.0       $      (62.3)      $     (278.5)
                                                        =================   ================   =================

    Writedowns of fixed maturities amounted to $36.4 million, $193.2 million and $312.8 million for 2004, 2003 and 2002, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

    For 2004, 2003 and 2002, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,908.3 million, $4,773.5 million and $7,176.3 million. Gross gains of $47.7 million, $105.1 million and $108.4 million and gross losses of $9.7 million, $39.5 million and $172.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2004, 2003 and 2002 amounted to $.8 million, $416.8 million and $1,047.8 million, respectively.

    In 2004, 2003 and 2002, respectively, net unrealized holding gains (losses) on trading account equity securities of $.3 million, $2.1 million, and $.5 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.2 million and $1.0 million and costs of $.4 million and $1.9 million at December 31, 2004 and 2003, respectively.

    For 2004, 2003 and 2002, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $70.4 million, $76.5 million and $92.1 million, respectively.

    Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Balance, beginning of year.........................  $       892.8       $      681.1       $      215.5
    Changes in unrealized investment gains (losses)....          (12.8)             440.8            1,049.9
    Changes in unrealized investment (gains) losses
      attributable to:
        Participating group annuity contracts,
           Closed Block policyholder dividend
           obligation and other........................           (1.5)             (53.0)            (157.3)
        DAC............................................           (2.5)             (65.7)            (174.1)
        Deferred income taxes..........................           (1.9)            (110.4)            (252.9)
                                                        -----------------   ----------------   -----------------
    Balance, End of Year...............................  $       874.1       $      892.8       $      681.1
                                                        =================   ================   =================

                                                                  2004                2003              2002
                                                         ----------------    -----------------  ----------------
                                                                               (IN MILLIONS)
    Balance, end of year comprises:
      Unrealized investment gains (losses) on:
        Fixed maturities...............................  $     2,003.2       $    2,015.7       $    1,572.0
        Other equity investments.......................            1.2                1.5               (1.5)
        Other..........................................          (28.1)             (28.1)             (22.2)
                                                         ----------------    -----------------  ----------------
          Total........................................        1,976.3            1,989.1            1,548.3
      Amounts of unrealized investment (gains) losses
        attributable to:
          Participating group annuity contracts,
            Closed Block policyholder dividend
            obligation and other.......................         (275.7)            (274.2)            (221.2)
          DAC..........................................         (342.2)            (339.7)            (274.0)
          Deferred income taxes........................         (484.3)            (482.4)            (372.0)
                                                         ----------------    -----------------  ----------------
    Total..............................................  $       874.1       $      892.8       $      681.1
                                                         ================    =================  ================

    Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)  ACCUMULATED OTHER COMPREHENSIVE INCOME

    Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)

    Unrealized gains on investments....................  $       874.1       $      892.8       $      681.1
                                                        -----------------   ----------------   -----------------
    Total Accumulated Other
      Comprehensive Income.............................  $       874.1       $      892.8       $      681.1
                                                        =================   ================   =================

    The components of other comprehensive income for the past three years follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Net unrealized gains (losses) on investments:
      Net unrealized gains arising during
        the period.....................................  $        69.4       $      416.6       $    1,008.9
      (Gains) losses reclassified into net earnings
        during the period..............................          (82.2)              24.2               41.0
                                                        -----------------   ----------------   -----------------
    Net unrealized gains on investments................          (12.8)             440.8            1,049.9
    Adjustments for policyholders liabilities,
        DAC and deferred income taxes..................           (5.9)            (229.1)            (584.3)
                                                        -----------------   ----------------   -----------------

    Change in unrealized (losses) gains, net of
        adjustments....................................          (18.7)             211.7              465.6
    Change in minimum pension liability................            -                  -                   .1
                                                        -----------------   ----------------   -----------------
    Total Other Comprehensive (Loss) Income............  $       (18.7)      $      211.7       $      465.7
                                                        =================   ================   =================

 7) CLOSED BLOCK

    The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

    If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force,

    Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

    Summarized financial information for the Closed Block is as follows:

                                                                             DECEMBER 31,         December 31,
                                                                                 2004                 2003
                                                                           -----------------    -----------------
                                                                                       (IN MILLIONS)

    CLOSED BLOCK LIABILITIES:
    Future policy benefits, policyholders' account balances and other....  $     8,911.5        $     8,972.1
    Policyholder dividend obligation.....................................          264.3                242.1
    Other liabilities....................................................          122.1                129.5
                                                                           -----------------    -----------------
    Total Closed Block liabilities.......................................        9,297.9              9,343.7
                                                                           -----------------    -----------------

    ASSETS DESIGNATED TO THE CLOSED BLOCK:
    Fixed maturities, available for sale, at estimated fair value
      (amortized cost of $5,488.6 and $5,061.0)..........................        5,823.2              5,428.5
    Mortgage loans on real estate........................................        1,098.8              1,297.6
    Policy loans.........................................................        1,322.5              1,384.5
    Cash and other invested assets.......................................           37.1                143.3
    Other assets.........................................................          187.0                199.2
                                                                           -----------------    -----------------
     Total assets designated to the Closed Block.........................        8,468.6              8,453.1
                                                                           -----------------    -----------------

    Excess of Closed Block liabilities over assets designated to
       the Closed Block..................................................          829.3                890.6

    Amounts included in accumulated other comprehensive income:
       Net unrealized investment gains, net of deferred income tax expense of $24.6 and $43.9 and policyholder dividend
         obligation of $264.3 and $242.1.................................           45.7                 81.6
                                                                           -----------------    -----------------

    Maximum Future Earnings To Be Recognized From Closed Block
       Assets and Liabilities............................................  $       875.0        $       972.2
                                                                           =================    =================


    Closed Block revenues and expenses were as follows:

                                                                2004               2003                 2002
                                                           ----------------   ----------------   --------------------
                                                                               (IN MILLIONS)

    REVENUES:
    Premiums and other income............................   $      471.0       $      508.5       $       543.8
    Investment income (net of investment
       expenses of $.3, $2.4, and $5.4)..................          554.8              559.2               582.4
    Investment gains (losses), net.......................           18.6              (35.7)              (47.0)
                                                           ----------------   ----------------   --------------------
    Total revenues.......................................        1,044.4            1,032.0             1,079.2
                                                           ----------------   ----------------   --------------------

    BENEFITS AND OTHER DEDUCTIONS:
    Policyholders' benefits and dividends................          887.3              924.5               980.2
    Other operating costs and expenses...................            3.5                4.0                 4.4
                                                           ----------------   ----------------   --------------------
    Total benefits and other deductions..................          890.8              928.5               984.6
                                                           ----------------   ----------------   --------------------

    Net revenues before income taxes.....................          153.6              103.5                94.6
    Income tax expense...................................          (56.4)             (37.5)              (34.7)
                                                           ----------------   ----------------   --------------------
    Net Revenues.........................................   $       97.2       $       66.0       $        59.9
                                                           ================   ================   ====================

    Reconciliation of the policyholder dividend obligation is as follows:

                                                                                       DECEMBER 31,
                                                                            ------------------------------------
                                                                                 2004                2003
                                                                            ----------------   -----------------
                                                                                       (IN MILLIONS)
    Balance at beginning of year...........................................  $       242.1      $       213.3
    Unrealized investment gains............................................           22.2               28.8
                                                                            ----------------   -----------------
    Balance at End of Year ................................................  $       264.3      $       242.1
                                                                            ================   =================

    Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                      DECEMBER 31,
                                                                           ------------------------------------
                                                                                2004                2003
                                                                           ----------------   -----------------
                                                                                      (IN MILLIONS)
    Impaired mortgage loans with investment valuation allowances...........  $        59.5      $        58.3
    Impaired mortgage loans without investment valuation allowances........            2.3                5.8
                                                                            ----------------   -----------------
    Recorded investment in impaired mortgage loans.........................           61.8               64.1
    Investment valuation allowances........................................           (4.2)              (3.7)
                                                                            ----------------   -----------------
    Net Impaired Mortgage Loans............................................  $        57.6      $        60.4
                                                                            ================   =================

    During 2004, 2003 and 2002, the Closed Block's average recorded investment in impaired mortgage loans was $64.2 million, $51.9 million and $26.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $2.7 million and $2.1 million for 2004, 2003 and 2002, respectively.

    Valuation allowances amounted to $4.0 million and $3.6 million on mortgage loans on real estate and zero and $.1 million on equity real estate at December 31, 2004 and 2003, respectively. Writedowns of fixed maturities amounted to $10.8 million, $37.8 million and $40.0 million for 2004, 2003 and 2002, respectively.

8)  OTHER DISCONTINUED OPERATIONS

    Summarized financial information for Other Discontinued Operations follows:

                                                                                     DECEMBER 31,
                                                                          --------------------------------------
                                                                                2004                 2003
                                                                          -----------------    -----------------
                                                                                      (IN MILLIONS)
    BALANCE SHEETS
    Fixed maturities, available for sale, at estimated fair value
      (amortized cost of $643.6 and $644.7)..............................  $      702.1         $      716.4
    Equity real estate...................................................         190.1                198.2
    Mortgage loans on real estate........................................          21.4                 63.9
    Other equity investments.............................................           4.4                  7.5
    Other invested assets................................................            .3                   .2
                                                                          -----------------    -----------------
      Total investments..................................................         918.3                986.2
    Cash and cash equivalents............................................         150.2                 63.0
    Other assets.........................................................          33.3                110.9
                                                                          -----------------    -----------------
    Total Assets.........................................................  $    1,101.8         $    1,160.1
                                                                          =================    =================

    Policyholders liabilities............................................  $      844.6         $      880.3
    Allowance for future losses..........................................         132.7                173.4
    Other liabilities....................................................         124.5                106.4
                                                                          -----------------    -----------------
    Total Liabilities....................................................  $    1,101.8         $    1,160.1
                                                                          =================    =================

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    STATEMENTS OF EARNINGS
    Investment income (net of investment
      expenses of $17.2, $21.0 and $18.1)..............  $        68.5       $       70.6       $       69.7
    Investment gains, net..............................            3.6                5.4               34.2
    Policy fees, premiums and other income.............            -                  -                   .2
                                                        -----------------   ----------------   -----------------
    Total revenues.....................................           72.1               76.0              104.1

    Benefits and other deductions......................          (99.4)              89.4               98.7
    (Losses charged) earnings credited  to allowance
      for future losses................................          (27.3)             (13.4)               5.4
                                                        -----------------   ----------------   -----------------
    Pre-tax loss from operations.......................            -                  -                  -
    Pre-tax earnings from releasing the allowance
      for future losses................................           12.0                5.2                8.7
    Income tax expense.................................           (4.1)              (1.8)              (3.1)
                                                        -----------------   ----------------   -----------------
    Earnings from Other
      Discontinued Operations..........................  $         7.9       $        3.4       $        5.6
                                                        =================   ================   =================

    The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

    Valuation allowances of zero and $2.5 million on mortgage loans on real estate were held at December 31, 2004 and 2003, respectively. During 2004, 2003 and 2002, discontinued operations' average recorded investment in impaired mortgage loans was $8.4 million, $16.2 million and $25.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.0 million, $1.3 million and $2.5 million for 2004, 2003 and 2002, respectively.

9)  GMDB, GMIB, GMWB AND NO LAPSE GUARANTEES

    Variable Annuity Contracts - GMDB and GMIB

    The Company issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

    a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

    d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2004:

                                                              GMDB               GMIB                TOTAL
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
      Paid guarantee benefits..........................          (65.6)               -                (65.6)
      Other changes in reserves........................            6.5              (31.9)             (25.4)
                                                        -----------------   ----------------   -----------------
    Balance at December 31, 2003.......................           69.3               85.6              154.9
      Paid guarantee benefits..........................          (46.8)               -                (46.8)
      Other changes in reserve.........................           45.1               32.0               77.1
                                                        -----------------   ----------------   -----------------
    Balance at December 31, 2004.......................  $        67.6       $      117.6       $      185.2
                                                        =================   ================   =================

    Related GMDB reinsurance ceded amounts were:

                                                              GMDB
                                                        -----------------
    Balance at December 31, 2002.......................  $        21.5
      Paid guarantee benefits..........................          (18.5)
      Other changes in reserves........................           14.2
                                                        -----------------
    Balance at December 31, 2003.......................           17.2
      Paid guarantee benefits..........................          (12.9)
      Other changes in reserve.........................            6.0
                                                        -----------------
    Balance at December 31, 2004.......................  $        10.3
                                                        =================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

    The December 31, 2004 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                             RETURN
                                                               OF
                                                            PREMIUM      RATCHET    ROLL-UP     COMBO      TOTAL
                                                            -------      -------    -------     -----      -----
                                                                           (DOLLARS IN MILLIONS)
GMDB:
-----
  Account Value (1).....................................  $ 30,176     $6,264      $8,265    $10,935     $55,640
  Net amount at risk, gross ............................     $ 965       $623      $1,852        $15      $3,455
  Net amount at risk, net of amounts reinsured..........     $ 963       $419      $1,113        $15      $2,510
  Average attained age of Contractholders...............      49.6       60.1        62.6       60.3        52.0
  Percentage of Contractholders over age 70.............      7.3%       21.7%      28.2%      20.5%       10.9%
  Range of guaranteed minimum return rates..............      N/A        N/A        3%-6%      3%-6%       3%-6%

GMIB:
-----
  Account Value (2).....................................       N/A        N/A      $5,834    $14,892     $20,726
  Net amount at risk, gross ............................       N/A        N/A        $372          -        $372
  Net amount at risk, net of amounts reinsured..........       N/A        N/A         $92          -         $92
  Weighted average years remaining until annuitization..       N/A        N/A         3.7        9.2         7.3
  Range of guaranteed minimum return rates..............       N/A        N/A       3%-6%      3%-6%       3%-6%

    (1) Included General Account balances of $11,711 million, $220 million, $136 million and $440 million, respectively, for a total of $12,507 million.

    (2) Included General Account balances of $1 million and $641 million, respectively, for a total of $642 million.

    For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

    For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

    In 2003, AXA Equitable initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2004, the total account value and net amount at risk of contracts were $20,887 million and $21 million, respectively, for the GMDB hedge program and $7,446 million and zero, respectively, for the GMIB hedge program.

    In third quarter 2004, AXA Equitable began to sell variable annuity contracts with guaranteed minimum withdrawal benefits ("GMWB"). At December 31, 2004, the reserve for such benefits was zero.

    The following table presents the aggregate fair value of assets, by major investment fund option, held by Separate Accounts that are subject to GMDB and GMIB benefits and guarantees. Since variable contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                DECEMBER 31,       December 31,
                                                                                    2004               2003
                                                                               ----------------  ------------------
                                                                                          (IN MILLIONS)
    GMDB:
       Equity...............................................................    $   32,088        $    26,159
       Fixed income.........................................................         4,192              3,815
       Balanced.............................................................         5,342              2,761
       Other................................................................         1,551              1,497
                                                                               ----------------  ------------------
       Total................................................................    $   43,173        $    34,232
                                                                               ================  ==================

    GMIB:
       Equity...............................................................    $   14,325        $    10,025
       Fixed income.........................................................         2,425              2,319
       Balanced.............................................................         2,768                725
       Other................................................................           565                711
                                                                               ----------------  ------------------
       Total................................................................    $   20,083        $    13,780
                                                                               ================  ==================

    Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
    ----------------------------------------------------------------------------

    The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due.

    The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

    The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:

                                                                 DIRECT           REINSURANCE
                                                               LIABILITY             CEDED                NET
                                                            -----------------   -----------------   -----------------
                                                                                 (IN MILLIONS)
      Balance at December 31, 2003.......................    $        37.4       $        -          $       37.4
        Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
        Other changes in reserve.........................              6.5               (4.4)                2.1
                                                            -----------------   -----------------   -----------------
      Balance at December 31, 2004.......................    $        20.5       $       (6.1)       $       14.4
                                                            =================   =================   =================

10) SHORT-TERM AND LONG-TERM DEBT

    Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                          --------------------------------------
                                                                                2004                2003
                                                                          -----------------   ------------------
                                                                                        (IN MILLIONS)
    Short-term debt:
    Current portion of long-term debt...................................  $       399.9        $          -
    Promissory note, 1.44% ..............................................         248.3                248.3
                                                                          -----------------    -----------------
    Total short-term debt................................................         648.2                248.3
                                                                          -----------------    -----------------

    Long-term debt:
    AXA Equitable:
      Surplus notes, 6.95%, due 2005.....................................           -                  399.8
      Surplus notes, 7.70%, due 2015.....................................         199.8                199.8
                                                                          -----------------    -----------------
          Total AXA Equitable............................................         199.8                599.6
                                                                          -----------------    -----------------
    Alliance:
      Senior Notes, 5.625%, due 2006.....................................         399.2                398.8
      Other..............................................................           8.3                  6.5
                                                                          -----------------    -----------------
          Total Alliance.................................................         407.5                405.3
                                                                          -----------------    -----------------

    Total long-term debt.................................................         607.3              1,004.9
                                                                          -----------------    -----------------

    Total Short-term and Long-term Debt..................................  $    1,255.5         $    1,253.2
                                                                          =================    =================

    Short-term Debt
    ---------------

    AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

    On July 9, 2004, AXA and certain of its subsidiaries entered into a
    (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

    AXA Equitable has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2005, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

    At December 31, 2004 and 2003, the Company had pledged real estate of $307.1 million and $309.8 million, respectively, as collateral for certain short-term debt.

    Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2004. At December 31, 2004, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

    At December 31, 2004, Alliance maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2004, no amounts were outstanding under the ECN program.

    Long-term Debt
    --------------

    At December 31, 2004, the Company was not in breach of any debt covenants.

    At December 31, 2004, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $408.4 million for 2006, zero for 2007, 2008 and 2009, and $200.0 million thereafter.

    In August 2001, Alliance issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which Alliance may issue up to $600.0 million in senior debt securities. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11) INCOME TAXES

    A summary of the income tax expense in the consolidated statements of earnings follows:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Income tax expense:
      Current expense (benefit)........................  $       358.9       $      112.5       $     (400.0)
      Deferred expense.................................           37.4              128.0              450.9
                                                        -----------------   ----------------   -----------------
    Total..............................................  $       396.3       $      240.5       $       50.9
                                                        =================   ================   =================

    The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Expected income tax expense........................  $       586.0       $      332.6       $      360.0
    Minority interest..................................         (110.4)             (58.7)            (128.3)
    Separate Account investment activity...............          (63.3)             (29.1)            (159.3)
    Non-taxable investment income......................          (22.6)             (20.8)               3.4
    Non-deductible penalty.............................            -                 14.8                -
    Adjustment of tax audit reserves...................            7.7               (9.9)             (34.2)
    Non-deductible goodwill and other intangibles......            2.7                -                  -
    Other..............................................           (3.8)              11.6                9.3
                                                        -----------------   ----------------   -----------------
    Income Tax Expense.................................  $       396.3       $      240.5       $       50.9
                                                        =================   ================   =================

    The components of the net deferred income taxes are as follows:

                                                   DECEMBER 31, 2004                  December 31, 2003
                                            ---------------------------------  ---------------------------------
                                                ASSETS         LIABILITIES         Assets         Liabilities
                                            ---------------  ----------------  ---------------   ---------------
                                                                       (IN MILLIONS)
    Compensation and related benefits......  $       -        $      213.9      $        -        $     271.8
    Reserves and reinsurance...............        945.1               -               801.9              -
    DAC....................................          -             2,026.8               -            1,855.6
    Unrealized investment gains............          -               483.7               -              482.4
    Investments............................          -               557.9               -              525.3
    Other..................................          -                41.9               6.7              -
                                            ---------------  ----------------  ---------------   ---------------
    Total..................................  $     945.1      $    3,324.2      $      808.6      $   3,135.1
                                            ===============  ================  ===============   ===============

    In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

    In 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.

12) REINSURANCE AGREEMENTS

    The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

    During 2004, the Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis, retaining up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

    At December 31, 2004, the Company had reinsured in the aggregate approximately 27.4% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75.3% of its current liability exposure resulting from the GMIB feature.

    Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2004 and 2003 were $90.0 million and $29.0 million, respectively. The increase (decrease) in estimated fair value was $61.0 million and $(91.0) million for the years ended December 31, 2004 and 2003, respectively.

    At December 31, 2004 and 2003, respectively, reinsurance recoverables related to insurance contracts amounted to $2.55 billion and $2.46 billion. Reinsurance payables related to insurance contracts totaling $27.9 million and $27.5 million are included in other liabilities in the consolidated balance sheets.

    The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $387.4 million and $389.7 million at December 31, 2004 and 2003, respectively.

    The Insurance Group also cedes a portion of its extended term insurance, paid up life insurance and guaranteed interest contracts and substantially all of its individual disability income through various coinsurance agreements.

    In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2004 and 2003 were $653.0 million and $587.5 million, respectively.

    The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       828.9       $      913.8       $      954.6
        Reinsurance assumed................................          191.2              153.2              181.4
        Reinsurance ceded..................................         (140.5)            (177.6)            (190.8)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       879.6       $      889.4       $      945.2
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       134.8       $      100.3       $       96.6
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       344.7       $      390.9       $      346.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        50.2       $       49.7       $       54.6
                                                            =================   ================   =================

13) EMPLOYEE BENEFIT PLANS

    The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. AXA Equitable's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

    Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2004 to the qualified plans of $10.0 million. The Company expected to require no cash contributions to the qualified plans to satisfy the minimum funding requirements for the year ended 2005.

    Components of net periodic pension expense (credit) follow:

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $        34.6       $       31.8       $       32.1
        Interest cost on projected benefit obligations.....          121.9              122.6              125.3
        Expected return on assets..........................         (170.9)            (173.9)            (181.8)
        Net amortization and deferrals.....................           64.7               53.4                6.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        50.3       $       33.9       $      (18.0)
                                                            =================   ================   =================

    The projected benefit obligations under the pension plans were comprised of:

                                                                                       December 31,
                                                                             -----------------------------------
                                                                                 2004                2003
                                                                             ---------------   -----------------
                                                                                       (In Millions)
    Benefit obligations, beginning of year.................................  $    2,013.3       $    1,883.9
    Service cost...........................................................          28.6               26.8
    Interest cost..........................................................         121.9              122.6
    Actuarial losses ......................................................         184.0              113.5
    Benefits paid..........................................................        (135.8)            (133.5)
                                                                             ---------------   -----------------
    Benefit Obligations, End of Year.......................................  $    2,212.0       $    2,013.3
                                                                             ===============   =================

    The change in plan assets and the funded status of the pension plans was as follows:

                                                                                          December 31,
                                                                                ----------------------------------
                                                                                    2004               2003
                                                                                ---------------   ----------------
                                                                                         (In Millions)
    Plan assets at fair value, beginning of year..............................  $    2,015.1      $     1,785.4
    Actual return on plan assets..............................................         243.9              359.7
    Contributions.............................................................          11.4               10.0
    Benefits paid and fees....................................................        (143.7)            (140.0)
                                                                                ---------------   ----------------
    Plan assets at fair value, end of year....................................       2,126.7            2,015.1
    Projected benefit obligations.............................................       2,212.0            2,013.3
                                                                                ---------------   ----------------
    (Underfunding) excess of plan assets over projected benefit obligations...         (85.3)               1.8
    Unrecognized prior service cost...........................................          (9.8)             (34.8)
    Unrecognized net loss from past experience different
      from that assumed.......................................................         927.5              904.3
    Unrecognized net asset at transition......................................          (1.3)              (1.3)
                                                                                ---------------   ----------------
    Prepaid Pension Cost, Net.................................................  $      831.1      $       870.0
                                                                                ===============   ================

    The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $852.4 million and $886.4 million and the accrued liability for pension plans with accumulated benefit obligations in excess of plan assets was $21.3 million and $16.4 million at December 31, 2004 and 2003, respectively.

    The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                             DECEMBER 31,
                                                      ---------------------------------------------------------
                                                               2004                             2003
                                                      ---------------------------      ------------------------
                                                                             (IN MILLIONS)
                                                             ESTIMATED                    Estimated
                                                            FAIR VALUE         %          Fair Value       %
                                                      --------------------    ----     ----------------   -----
    Corporate and government debt securities.......    $       450.1          21.2     $      438.2       21.7
    Equity securities..............................          1,468.0          69.0          1,387.4       68.9
    Equity real estate ............................            192.8           9.1            184.8        9.2
    Short-term investments.........................             14.9            .7              2.1         .1
    Other..........................................               .9            -               2.6         .1
                                                      --------------------             ---------------
    Total Plan Assets..............................    $     2,126.7                   $     2,105.1
                                                      ====================             ===============

    The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. Strategy with respect to asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

    A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

    The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2004 and 2003.

                                                                                     AXA Financial
                                                                            --------------------------------
                                                                                2004               2003
                                                                                ----               ----
    Discount rate:
      Benefit obligation...............................................        5.75%              6.25%
      Periodic cost....................................................        6.25%              6.75%

    Rate of compensation increase:
      Benefit obligation and periodic cost.............................        5.75%              5.78%

    Expected long-term rate of return on plan assets (periodic cost)...         8.5%               8.5%

    As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

    The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were zero and zero, respectively, at December 31, 2004, and $51.1 million and $37.3 million, respectively, at December 31, 2003. The accumulated benefit obligation for all defined benefit pension plans was $2,072.6 million and $1,933.5 million at December 31, 2004 and 2003, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was zero at December 31, 2004 and $73.6 million at December 31, 2003.

    Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $23.2 million, $24.5 million and $26.0 million for 2004, 2003 and 2002, respectively.

    The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2005, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2004 and include benefits attributable to estimated future employee service.

                                               PENSION BENEFITS
                                             --------------------
                                                 (IN MILLIONS)
                  2005.......................  $     146.3
                  2006.......................        156.2
                  2007.......................        159.4
                  2008.......................        161.3
                  2009.......................        163.8
                  Years 2010 - 2014..........        842.0

    On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "MMA") was signed into law. It introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit, however, detailed regulations necessary to implement and administer the MMA have not yet been issued. Management and its actuarial advisors have not been able to conclude as yet whether the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measures of the accumulated postretirement benefit obligations and net periodic postretirement benefit cost for these plans at and for the year ended December 31, 2004 do not reflect any amounts associated with enactment of MMA, including the subsidy.

    Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $140.4 million, $124.2 million and $101.4 million for 2004, 2003 and 2002, respectively (including $61.3 million, $85.1 million and $63.7 million for 2004, 2003 and 2002, respectively, relating to the Bernstein deferred compensation plan).

14) DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

    Derivatives
    -----------

    The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2004, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

    Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2004 the outstanding notional amount of interest rate floors was $12.0 billion. For the year ended December 31, 2004 net unrealized losses of $3.9 million and no realized gains were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

    The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $20,887 million at December 31, 2004, and in 2004, initiated a similar program to hedge certain risks, associated with the GMIB feature of certain annuity products with a total account value of $7,446 million at December 31, 2004. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. The Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2004 the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and NASDAQ 100 indices, having an aggregate notional amount of $956.7 million and an initial margin requirement of $51.2 million. Contracts are net settled daily. At December 31, 2004, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having an aggregate notional amount of $156.7 million and an initial margin requirement of $1.3 million. Contracts are net settled daily. For the year ended December 31, 2004, net realized losses of $63.1 million and net unrealized losses of $20.6 million were recognized from futures contracts utilized in this program and were partially offset by a similar decline in the GMDB and GMIB reserve.

    The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the NAIC.

    All derivatives outstanding at December 31, 2004 and 2003 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                      DECEMBER 31,
                                                                           ------------------------------------
                                                                                2004                2003
                                                                           ----------------   -----------------
                                                                                      (IN MILLIONS)
    Notional Amount by Derivative Type:
      Options:
        Floors..........................................................    $   12,000         $   12,000
        Bond and equity-based futures...................................         1,113                275
                                                                           ----------------   -----------------
      Total.............................................................    $   13,113         $   12,275
                                                                           ================   =================

    At December 31, 2004 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

    All gains and losses on derivative financial instruments utilized by the Company in 2004 and 2003 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2004 and 2003, respectively, investment results, principally in net investment income, included gross gains of $26.2 million and $.6 million and gross losses of $114.2 million and $42.6 million that were recognized on derivative positions.

    Fair Value of Financial Instruments
    -----------------------------------

    The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

    Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2004 and 2003.

    Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

    Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

    The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

    The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

    Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

    The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                       DECEMBER 31,
                                            --------------------------------------------------------------------
                                                          2004                               2003
                                            ---------------------------------  ---------------------------------
                                               CARRYING         ESTIMATED         Carrying         Estimated
                                                VALUE          FAIR VALUE          Value           Fair Value
                                            ---------------  ----------------  ---------------   ---------------
                                                                       (IN MILLIONS)
    Consolidated:
    Mortgage loans on real estate..........  $    3,131.9     $     3,321.4     $     3,503.1     $    3,761.7
    Other limited partnership interests....         891.0             891.0             775.5            775.5
    Policy loans...........................       3,831.4           4,358.2           3,894.3          4,481.9
    Policyholders liabilities:
      Investment contracts.................      17,755.5          18,175.5          16,817.0         17,245.9
    Long-term debt.........................         607.3             665.9           1,004.9          1,105.7

    Closed Block:
    Mortgage loans on real estate..........  $    1,098.8     $     1,162.9     $     1,297.6     $    1,386.0
    Other equity investments...............           3.8               3.8              14.2             14.2
    Policy loans...........................       1,322.5           1,535.4           1,384.5          1,626.7
    SCNILC liability.......................          13.1              13.1              14.8             14.9

    Other Discontinued Operations:
    Mortgage loans on real estate..........  $       21.4     $        23.1     $        63.9     $       69.5
    Other equity investments...............           4.4               4.4               7.5              7.5
    Guaranteed interest contracts..........           6.8               6.8              17.8             16.3
    Long-term debt.........................         101.7             101.7             101.7            101.7

15) COMMITMENTS AND CONTINGENT LIABILITIES

    In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2004, these arrangements included commitments by the Company to provide equity financing of $418.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

    AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

    The Company had $60.5 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2004. AXA Equitable had $29.2 million in commitments under existing mortgage loan agreements at December 31, 2004.

    In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2004, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16) LITIGATION

    A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable, Equitable Variable Life Insurance Company ("EVLICO", which was merged into AXA Equitable effective January 1, 1997), and AXA Life like other life and health insurers, from time to time are involved in such litigations.

    In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased AXA Equitable deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law (the "GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserted causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply AXA Equitable's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint. In February 2004, the District Court issued a decision withdrawing without prejudice defendants' motion to dismiss the second amended complaint with leave to refile because the parties did not comply with the court's Individual Motion Practices. In March 2004, defendants filed a renewed motion to dismiss the second amended complaint.

    In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. AXA Equitable answered the amended complaint. In July 2004, the court dismissed Emerald's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, Emerald filed an amended complaint, to which AXA Equitable filed an answer asserting several affirmative defenses. AXA Equitable also filed a partial motion to dismiss the amended complaint. In August 2004, Emerald filed a motion to dismiss several affirmative defenses, which motion was granted in September 2004. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

    After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to AXA Equitable's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. AXA Equitable answered defendants' remaining counterclaims. In July 2004, AXA Equitable filed a motion to dismiss this action on the ground that there is no subject matter (diversity) jurisdiction. In September 2004, the court dismissed AXA Equitable's action and retained jurisdiction over Emerald's counterclaims in that action.

    In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In May 2004, the complaint was served on AXA Equitable and EQAT. In July 2004, DH2 filed an amended complaint adding the individual trustees as defendants. In October 2004, all defendants filed a motion to dismiss the amended complaint. In March 2005, the Court granted the motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. DH2 has until April 2005 to file a Second Amended Complaint consistent with the Court's decision.

    In November 2004, a fairness hearing in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, a previously disclosed lawsuit, was held and a settlement was approved effective as of January 2005. Management believes that the settlement of Fischel will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

    A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing.

    In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that AXA Equitable improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, AXA Equitable filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, AXA Equitable filed its opposition to the motion for class certification. In March 2004, the District Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy." Discovery has concluded and the parties have filed cross motions for summary judgment. The case has been removed from the trial calendar pending a decision on these motions.

    In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the Malhotra action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on AXA Equitable's alleged failure to register as an investment company. According to the complaint, AXA Equitable was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from AXA Equitable on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by AXA Equitable on those products, and an injunction against the payment of any dividends by AXA Equitable to the Holding Company. In June 2003, AXA Equitable filed a motion to dismiss the complaint. In June 2004, plaintiff, in connection with a settlement of a proceeding entitled ECKERT V. AXA ADVISORS, LLC, ET. AL. which was filed with the National Association of Securities Dealers, Inc., released his putative class action claim against AXA Equitable. In June 2004, plaintiff's counsel filed a motion for withdrawal of plaintiff from the putative class action lawsuit and intervention by another member of the putative class as plaintiff. In March 2005, the Court granted the motion to intervene by another member of the putative class and denied AXA Equitable's motion to dismiss without prejudice to refile the motion after the new complaint is filed.

    The ten similar and previously disclosed putative class action lawsuits, arising out of the Holding Company's acquisition of MONY, and filed between September and October 2003, against the Holding Company (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of the Holding Company ("AIMA")), MONY and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC. ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP, INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP, INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA V. THE MONY GROUP, INC., ET AL.; MARTIN
    V. ROTH, ET AL.; and MUSKAL V. THE MONY GROUP, INC., ET AL. (collectively, the "MONY Stockholder Litigation") have been settled and dismissed with prejudice. The Company's management believes that the settlement of the MONY Stockholder Litigation will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

    Related to the MONY Stockholder Litigation, the Holding Company, MONY and MONY's directors were named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, INC., ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against the Holding Company. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. In NORTH BORDER, in September 2004, the plaintiff agreed that it would not object to the proposed settlement before the Delaware Court of Chancery and that following a final judgment approving the settlement by the Delaware Court of Chancery, the plaintiff would dismiss its action against all defendants with prejudice. A stipulation of discontinuance for the North Border action was filed with the New York State Supreme Court in November 2004.

    In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder. The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

    In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. The lawsuit asserts causes of action for negligence, gross negligence, breach of contract, and breach of fiduciary duty and seeks unspecified compensatory and punitive damages, plus prejudgment interest, attorneys' fees and costs. In June 2004, AXA Equitable removed the case to Federal court and in July 2004 filed a motion to dismiss. In July 2004, plaintiff filed a motion to remand the action to state court. In August 2004, the court stayed the action pending a decision by the U.S. Court of Appeals for the Seventh Circuit in a case filed against Putnam Funds et al. (to which the Holding Company is not a party) regarding removal pursuant to the Securities Litigation Uniform Standards Act under similar circumstances. In February 2005, the Baltimore Federal court entered a Conditional Transfer Order, conditionally transferring the case to Federal court in Baltimore, Maryland, where the majority of so-called market timing cases against various fund families have been transferred.

    ALLIANCE LITIGATION

    In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the ENRON Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery.

    In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION
    V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1-rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. The Amended SBA Complaint seeks rescissionary damages for all purchases of stocks that were not 1-rated, as well as damages for those that were not sold on a downgrade. During the third quarter of 2004, the SBA asserted in discovery that its Enron-related and 1-rated stock-related damages (including statutory interest) are approximately $2.9 billion. In November 2004, each party moved for partial summary judgment. In January 2005, the court granted, in part, Alliance's motion. Trial commenced in March 2005.

    In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("Jaffe Complaint") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of
    Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended Jaffe Complaint. That motion is pending.

    In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("Goggins Complaint") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. In
    December 2004, the court granted Alliance's motion and dismissed the case. In January 2005, plaintiff appealed the court's decision.

    In October 2003, a purported class action complaint entitled ERB ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB Complaint") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In June 2004, plaintiff filed an amended complaint ("Amended Erb Complaint") in the Circuit Court of St. Clair County, Illinois. The Amended Erb Complaint allegations are substantially similar to those contained in the previous complaint, however, the Amended Erb Complaint adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by Alliance's Large Cap Growth Team. The Amended Erb Complaint alleges that Alliance breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, Alliance removed the Erb action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, Alliance filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss Alliance's appeal. These motions are pending.

    Market Timing-Related Matters

    In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against Alliance, Alliance Holding, ACMC, the Holding Company, the AllianceBernstein Funds, the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

    Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against Alliance and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974 ("ERISA"), certain state securities statutes and common law. All of these lawsuits seek an unspecified amount of damages.

    In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). In March 2004 and April 2004, the MDL Panel issued orders conditionally transferring the state court cases against Alliance and numerous others to the Mutual Fund MDL. Transfer of all of these actions subsequently became final. Plaintiffs in three of these four actions moved to remand the actions back to state court. In June 2004, the Court issued an interim opinion deferring decision on plaintiffs' motions to remand until a later stage in the proceedings. Subsequently, the plaintiff in the state court individual action moved the Court for reconsideration of that interim opinion and for immediate remand of her case to state court, and that motion is pending. Defendants are not yet required to respond to the complaints filed in the state court derivative actions.

    In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of Alliance. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between Alliance and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by Alliance. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits.

    The Holding Company, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the Alliance Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. The Holding Company is named as a defendant in the mutual fund complaint and the ERISA complaint. Alliance recorded charges to income totaling $330 million during the second half 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2004, Alliance paid $296 million related to these matters (including $250 million to the restitution fund) and has cumulatively paid $302 million. Accordingly, it is possible that additional charges in the future may be required.

    Revenue Sharing-Related Matters

    In June 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against Alliance, Alliance Holding, ACMC, The Holding Company, AllianceBernstein Investment Research and Management, Inc., a wholly-owned subsidiary of Alliance ("ABIRM"), certain current and former directors of the AllianceBernstein Funds, and unnamed Doe defendants. The Aucoin Complaint names the AllianceBernstein Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services,
    (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

    Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against Alliance and certain other defendants, and others may be filed. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of AllianceBernstein Funds.

    In February 2005, plaintiffs filed a consolidated amended class action complaint that asserts claims substantially similar to the Aucion Complaint and the nine additional lawsuits referenced above.

    Directed Brokerage

    Alliance and approximately twelve other investment management firms were mentioned publicly in connection with the settlement by the SEC of charges that Morgan Stanley violated Federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas, and the NASD has issued requests for information, to Alliance in connection with this matter and Alliance has provided documents and other information to the SEC and the NASD and is cooperating fully with their investigations. On March 11, 2005, discussions commenced with the NASD that Alliance's management believes will conclude these investigations. Accordingly, Alliance recorded a $5 million charge against 2004 earnings.

    Proof of Claim-Related Matters

    In January 2005, a purported class action complaint entitled CHARLES DAVIDSON AND BERNARD SAMSON, ET AL. V. BRUCE W. CALVERT, ET AL. ("Davidson Complaint") was filed against Alliance Capital, ABIRM, various current and former directors of ACMC, and unnamed Doe defendants in the United States District Court for the Southern District of New York by alleged shareholders of AllianceBernstein Funds. The Davidson Complaint alleges that Alliance Capital, as investment advisor to the AllianceBernstein Funds, and the other defendants breached their fiduciary duties arising under Sections 36(a), 36(b) and 47(b) of the Investment Company Act by failing to ensure that the AllianceBernstein Funds participated in certain securities class action settlements for which the Funds were eligible. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, and forfeiture of all commissions and fees paid to the defendants.

    Two additional lawsuits making factual allegations substantially similar to those in the Davidson Complaint were filed against Alliance Capital and certain defendants not affiliated with Alliance Capital, and others may be filed. One of the lawsuits was brought as a class action in the United States District Court for the District of Massachusetts on behalf of alleged shareholders of the Mass Mutual family of funds. The other lawsuit was brought as a class action in the United States District Court for the Eastern District of Pennsylvania on behalf of alleged shareholders of the Vanguard family of funds. Both additional lawsuits: (i) assert claims against Alliance Capital in connection with sub-advisory services provided by Alliance Capital to the respective fund families; (ii) assert claims substantially identical to the Davidson Complaint; and (iii) seek relief substantially identical to the Davidson Complaint.

                         ------------------------------

    Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

    In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17) LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2005 and the four successive years are $131.9 million, $121.1 million, $110.7 million, $102.8 million, $90.9 million and $715.8 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2005 and the four successive years is $11.5 million, $4.1million, $3.3 million, $2.9 million, $2.3 million and $17.5 million thereafter.

    At December 31, 2004, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2005 and the four successive years is $74.4 million, $77.6 million, $70.9 million, $73.8 million, $72.4 million and $708.5 million thereafter.

    The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2005 and the four successive years are $.9 million and $.6 million, $.3 million, $.3 million and $.2 million, respectively.

18) INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

    AXA Equitable is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $433.1 million during 2005. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2004, 2003 and 2002, the Insurance Group statutory net income totaled $571.4 million, $549.4 million and $451.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,287.3 million and 4,555.7 million at December 31, 2004 and 2003, respectively. In 2004, 2003 and 2002, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $400.0 million and $500.0 million.

    At December 31, 2004, the Insurance Group, in accordance with various government and state regulations, had $32.8 million of securities deposited with such government or state agencies.

    At December 31, 2004 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2004.

    Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

    The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Net change in statutory surplus and
      capital stock....................................  $       196.8       $       43.4       $   (1,354.7)
    Change in AVR......................................          528.1              152.2             (464.7)
                                                        -----------------   ----------------   -----------------
    Net change in statutory surplus, capital stock
      and AVR..........................................          724.9              195.6           (1,819.4)
    Adjustments:
      Future policy benefits and policyholders'
        account balances...............................         (398.8)            (245.7)             255.2
      DAC..............................................          529.2              556.1              458.1
      Deferred income taxes............................          122.5               30.9             (634.6)
      Valuation of investments.........................           10.1               39.6              (74.8)
      Valuation of investment subsidiary...............         (460.3)            (321.6)           1,399.4
      Change in fair value of guaranteed minimum
        income benefit reinsurance contracts...........           61.0              (91.0)             120.0
      Shareholder dividends paid.......................          500.0              400.0              500.0
      Changes in non-admitted assets...................          (74.7)             (35.1)             384.2
      Other, net.......................................          (98.9)              (2.1)             (23.7)
      GAAP adjustments for Other Discontinued
        Operations.....................................           14.9               (2.3)              23.0
                                                        -----------------   ----------------   -----------------
    Net Earnings of the Insurance Group................  $       929.9       $      524.4       $      587.4
                                                        =================   ================   =================

                                                                              DECEMBER 31,
                                                        ---------------------------------------------------------
                                                              2004               2003                2002
                                                        -----------------   ----------------   ------------------
                                                                             (IN MILLIONS)

    Statutory surplus and capital stock................  $     4,331.5       $    4,134.7       $    4,091.3
    AVR................................................          870.0              341.9              189.7
                                                        -----------------   ----------------   ------------------
    Statutory surplus, capital stock and AVR...........        5,201.5            4,476.6            4,281.0
    Adjustments:
      Future policy benefits and policyholders'
        account balances...............................       (1,882.1)          (1,483.3)          (1,237.6)
      DAC..............................................        6,813.9            6,290.4            5,801.0
      Deferred income taxes............................       (1,770.4)          (1,729.8)          (1,835.8)
      Valuation of investments.........................        2,237.6            2,196.3            1,629.6
      Valuation of investment subsidiary...............       (1,973.3)          (1,513.0)          (1,191.4)
      Fair value of guaranteed minimum income benefit
        reinsurance contracts..........................           90.0               29.0              120.0
      Non-admitted assets..............................        1,055.5            1,130.2            1,162.3
      Issuance of surplus notes........................         (599.7)            (599.6)            (599.6)
      Other, net.......................................          147.9               77.7              157.2
      GAAP adjustments for Other Discontinued
        Operations.....................................          (96.4)            (103.9)            (108.7)
                                                        -----------------   ----------------   ------------------
    Equity of the Insurance Group......................  $     9,224.5       $    8,770.6       $    8,178.0
                                                        =================   ================   ==================

19) BUSINESS SEGMENT INFORMATION

    The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

    The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

    The Investment Services segment is principally comprised of the investment management business of Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by Alliance that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

    Intersegment investment advisory and other fees of approximately $118.4 million, $103.0 million and $102.2 million for 2004, 2003 and 2002, respectively, are included in total revenues of the Investment Services segment.

    The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
    SEGMENT REVENUES:
    Insurance..........................................   $     5,447.7       $     4,734.4     $     4,673.4
    Investment Services................................         3,031.5             2,738.5           2,744.9
    Consolidation/elimination..........................           (82.8)              (70.4)            (71.3)
                                                         -----------------   ----------------  ------------------
    Total Revenues.....................................   $     8,396.4       $     7,402.5     $     7,347.0
                                                         =================   ================  ==================

    SEGMENT EARNINGS (LOSS) FROM CONTINUING
      OPERATIONS BEFORE INCOME
      TAXES AND MINORITY INTEREST:
    Insurance..........................................   $       946.3       $       631.6     $       437.9
    Investment Services................................           728.8               318.6             590.7
    Consolidation/elimination..........................             (.9)                -                 -
                                                         -----------------   ----------------  ------------------
    Total Earnings from Continuing Operations
       before Income Taxes
       and Minority Interest...........................   $     1,674.2       $       950.2     $     1,028.6
                                                         =================   ================  ==================

                                                                              DECEMBER 31,
                                                         --------------------------------------------------------
                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
    ASSETS:

    Insurance..........................................   $   110,141.1       $    98,822.1     $    80,638.7
    Investment Services................................        14,326.3            15,410.1          14,160.3
    Consolidation/elimination..........................            26.7                33.1              27.3
                                                         -----------------   ----------------  ------------------
    Total Assets.......................................   $   124,494.1       $   114,265.3     $    94,826.3
                                                         =================   ================  ==================

20) QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

    The quarterly results of operations for 2004 and 2003 are summarized below:

                                                                THREE MONTHS ENDED
                                   ------------------------------------------------------------------------------
                                       MARCH 31           JUNE 30            SEPTEMBER 30          DECEMBER 31
                                   -----------------  -----------------   ------------------   ------------------
                                                                   (IN MILLIONS)

    2004
    Total Revenues................  $     2,124.2      $     2,019.7       $    2,093.5         $    2,159.0
                                   =================  =================   ==================   ==================

    Earnings from
      Continuing Operations.......  $       227.4      $       269.3       $      204.6         $      192.5
                                   =================  =================   ==================   ==================

    Net Earnings..................  $       226.6      $       270.5       $      220.2         $      212.6
                                   =================  =================   ==================   ==================

    2003
    Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                   =================  =================   ==================   ==================

    Earnings from
      Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                   =================  =================   ==================   ==================

    Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                   =================  =================   ==================   ==================

21) ACCOUNTING FOR STOCK-BASED COMPENSATION

    The Holding Company sponsors a stock incentive plan for employees of AXA Equitable. Alliance sponsors its own stock option plans for certain employees.

    In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase in the Stock Appreciation Rights liability of $14.3 million and $12.0 for 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2004 and 2003.

    The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Holding Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method:

                                                              2004               2003                 2002
                                                        -----------------   ----------------   -------------------
                                                                              (IN MILLIONS)
    Net income, as reported............................  $       929.9       $      524.4       $      587.4
    Less: total stock-based employee compensation
       expense determined under fair value method for
       all awards, net of income tax benefit...........          (21.4)             (35.8)             (36.0)
                                                        -----------------   ----------------   -------------------
    Pro Forma Net Earnings.............................  $       908.5       $      488.6       $      551.4
                                                        =================   ================   ===================

    The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2004, 2003 and 2002 follow:

                                               HOLDING COMPANY                           ALLIANCE
                                   -----------------------------------------   ------------------------------
                                       2004           2003         2002          2004      2003       2002
                                   -------------  ------------- ------------   --------- ---------- ---------
     Dividend yield...............    2.24%          2.48%         2.54%         3.5       6.1%      5.80%

     Expected volatility..........     43%            46%           46%          32%        32%       32%

     Risk-free interest rate......    2.86%          2.72%         4.04%         4.0%      3.0%       4.2%

     Expected life in years.......      5              5             5            5          7         7

     Weighted average fair value
       per option at grant date...    $6.94          $4.39         $6.30        $8.00      $5.96     $5.89


    A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2004.


                                                       HOLDING COMPANY                         ALLIANCE
                                             ------------------------------------  ---------------------------------
                                                                    WEIGHTED                           WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS          EXERCISE           UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             -------------------  ---------------  --------------- -----------------
        Balance at January 1, 2002.......         30.0              $31.55              15.9           $33.58
          Granted........................          6.7              $17.24               2.4           $33.32
          Exercised......................          (.2)             $10.70              (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12               (.5)          $42.99
                                             -------------------                   ---------------

        Balance at December 31, 2002.....         35.3              $25.14              16.4           $34.92
          Granted........................          9.1              $12.60                .1           $35.01
          Exercised......................         (1.7)              $7.85              (1.2)          $17.26
          Forfeited......................         (1.8)             $25.16              (1.5)          $43.27
                                             -------------------                   ---------------

        Balance at December 31, 2003.....         40.9              $23.04              13.8           $35.55
          Granted........................          7.2              $20.66                .1           $33.00
          Exercised......................         (2.5)             $14.82              (2.5)          $18.43
          Forfeited......................         (1.6)             $23.74              (1.8)          $46.96
                                             -------------------                   ---------------

        Balance at December 31, 2004              44.0              $23.03               9.6           $37.82
                                             ===================                   ===============

    Information about options outstanding and exercisable at December 31, 2004 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        ------------------  ------------------- ---------------- ---------------   ------------------   ----------------
              AXA ADRs
        ------------------
          $6.33 - $8.97               .2               1.08            $7.65               .2                 $7.65
          $10.13 - $15.12           10.1               7.39           $12.66              4.4                $12.81
          $15.91 - $22.84           15.5               7.35           $19.42              7.1                $18.51
          $25.96 - $32.87           13.1               3.65           $30.65             12.3                $30.64
          $35.85                     5.1               4.48           $35.85              5.1                $35.85
                              -----------------                                    ------------------
          $6.33 - $35.85            44.0                              $23.03             29.1                $25.71
                              =================                                    ==================

            Alliance
        ------------------
          $8.81-$18.47               1.2               2.25           $15.31              1.2                $15.31
          $25.63-$30.25              2.2               4.40           $28.05              2.1                $28.06
          $32.52-$48.50              3.1               7.01           $39.18              1.7                $42.03
          $50.15-$50.56              1.7               6.92           $50.25              1.0                $50.25
          $51.10-$58.50              1.4               5.95           $53.77              1.1                $53.76
                              -----------------                                    ------------------
          $8.81-$58.50               9.6               5.66           $37.82              7.1                $36.41
                              =================                                    ==================

    The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

    In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2004, approximately 11.3 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and .1 million Alliance Holding units were subject to awards made under this plan.

22) RELATED PARTY TRANSACTIONS

    The Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $55.0 million and $57.6 million, respectively, for 2004 and 2003.

    The Company paid $658.8 million and $639.1 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2004 and 2003. The Company charged AXA Distribution's subsidiaries $293.1 million and $304.4 million, respectively, for their applicable share of operating expenses for 2004 and 2003, pursuant to the Agreements for Services.

    In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

    Both AXA Equitable and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and Alliance to AXA under such agreements totaled approximately $30.2 million and $16.7 million in 2004 and 2003, respectively. Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $38.9 million and $32.5 million in 2004 and 2003, respectively.

    In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $28.6 million and $9.0 million of premiums and $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2004 and 2003, respectively.

    In 2004, as a result of the Holding Company's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the writeoff of capitalized software. During 2004, total severance payments made to employees totaled $5.0 million.

    Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)

    Investment advisory and services fees..............   $       744.6       $       748.1     $       763.2
    Distribution revenues..............................           447.3               436.0             467.5
    Shareholder servicing fees.........................            87.5                94.3             101.6
    Other revenues.....................................             8.8                11.4              10.2
    Brokerage..........................................             4.2                 4.4               7.0

23) SALE OF ALLIANCE CASH MANAGEMENT BUSINESS

    On October 28, 2004, Alliance announced that Alliance and Federated Investors, Inc. ("Federated") had reached a definitive agreement for Federated to acquire Alliance's cash management business. Under the agreement, up to $29.0 billion in assets from 22 third-party-distributed money market funds of AllianceBernstein Cash Management Services, will be transitioned into Federated money market funds at December 31, 2004. The transaction will not include the assets of AllianceBernstein Exchange Reserves, Inc., which will continue to be available to investors in other AllianceBernstein mutual funds. In addition, Alliance will continue to meet the liquidity needs of investors in its private client, managed account and institutional investment management businesses. The capital gain, net of income taxes and minority interest, that would be recognized upon the closing of the transaction in 2005 is not expected to be material to the Company. Estimated contingent payments received from Federated in the five years following the closing are expected to be similar in amount to the business's anticipated profit contribution over that period. The overall effect on earnings is, therefore, expected to be immaterial.

Appendix A

--------------------------------------------------------------------------------
DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.



DIRECTORS
----------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
----------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    September AXA 1993); Chairman of the Board of AXA Financial (since April 1998);
25 Avenue Matignon                     Vice Chairman (February 1996 April 1998). Chairman of the Management Board (since
75008 Paris, France                    May 2001) and Chief Executive Officer of 75008 Paris, France AXA (January 2000 to May 2002);
                                       Vice Chairman of AXA's Management Board (January 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the AXA Group. Director of Alliance Capital Management
                                       Corporation, the general partner of Alliance Holding and Alliance. A former Director of
                                       Donaldson, Lufkin and Jenrette ("DLJ") (July 1993 to November 2000).
-----------------------------------------------------------------------------------------------------------------------------------
Claus-Michael Dill                     Director, MONY Life (since July 2004); Director of AXA Equitable (since May 2000).
AXA Konzern AG                         Chairman of the Management Board of AXA Konzern AG (since June 1999). Member of the AXA
Colonia-Allee 10-20                    Group Management Board (since April 1999). Prior thereto, member of the Holding Management
D-51067 Cologne, Germany               Board of Gerling-Konzern in Cologne (1995 to April 1999). Chairman of the Management Board
                                       of AXA Versicherung AG, AXA Lebensversicherung AG, AXA Lebensversicherungs AG, AXA Service
                                       AG (since June 1999) and AXA Bank AG, Director of AXA Financial (since May 2000).
-----------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    February 1998). Member of the AXA Management Board (since February 2003) and Chief Financial
25, Avenue Matignon                    Officer (since May 2003), prior thereto, Executive Vice President, Control and Strategy, AXA
75008 Paris, France                    (January 2000 to May 2003); prior thereto Senior Executive Vice President, International
                                       (US-UK-Benelux) AXA (January 1997 to January 2000); Member of the AXA Executive Committee
                                       (since January 2000); Director, AXA Financial (since November 2003), Alliance Capital
                                       Management Corporation (since February 1996) and various AXA affiliated companies. Former
                                       Director of DLJ (February 1997 to November 2000).
-----------------------------------------------------------------------------------------------------------------------------------
John C. Graves                         Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Graves Ventures, LLC and               September 2002). President and Chief Operating Officer, Graves Ventures, LLC (since
Earl G. Graves, Ltd.                   January 2001); Chief of Staff, Earl G. Graves, Ltd. (since March 1993) and President of
130 Fifth Avenue                       Black Enterprise Unlimited (unknown to present); Director, AXA Financial (since
New York, NY 10011                     September 2002); Trustee, Meharry Medical College (since September 2001); President,
                                       Catholic Big Brothers, Inc. (since June 1992).
-----------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                  Director, MONY Life and MONY America (since July 2004); Retired Corporate Vice
Henderson Advisory Consulting          President, Core Business Development of Bestfoods (June 1999 to December 2000). Prior
425 East 86th St.                      thereto, President, Bestfoods Grocery (formerly CPC International, Inc.) and Vice President,
New York, NY 10028                     Bestfoods (1997 to 2000). Director, Del Monte Foods Co., PACTIV Corporation and The "Shell"
                                       Transport and Trading Company, plc.; Former Director, Hunt Corporation (1992 to 2002);
                                       Director, AXA Financial and AXA Equitable (since December 1996).
-----------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Morgan Stanley                         December 2002). Senior Advisor, Morgan Stanley (since June 2000); Director/Trustee, Morgan
Harborside Financial Center            Stanley Funds (since June 2000); Director, AXA Financial (since December 2002); President
Plaza Two, Second Floor                and Chief Operating Officer -- Individual Investor Group, Morgan Stanley Dean Witter
Jersey City, NJ 07311                  (June 1997 to June 2000); President and Chief Operating Officer -- Dean Witter Securities,
                                       Dean Witter Discover & Co. (1993 to May 1997); Director and Chairman of the Executive
                                       Committee, Georgetown University Board of Regents; Director, The American Ireland Fund;
                                       Member, The American Association of Sovereign Military Order of Malta.
-----------------------------------------------------------------------------------------------------------------------------------

                                      A(1)

DIRECTORS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Jarmain Group Inc.                     July 1992). President, Jarmain Group Inc. (since 1979); and officer of director of several
77 King Street West                    affiliated companies. Director, AXA Insurance (Canada), Anglo Canada General Insurance
Suite 4545                             Company, Alliance Capital Management Corporation, AXA Pacific Insurance Company and AXA
Toronto, Ontario M5K 1K2               Australia, a former Alternate Director, AXA Asia Pacific Holdings Limited (December 1999 to
Canada                                 September 2000) and a former Director of DLJ (October 1992 to November 2000). Director of
                                       AXA Financial (since July 1992).
-----------------------------------------------------------------------------------------------------------------------------------
Christina M. Johnson                   Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Christina M. Johnson Associates        September 2002). Former President and Chief Executive Officer of Saks Fifth Avenue
200 Railroad Ave.                      Enterprises (February 2001 to October 2003); President and Chief Executive Officer, Saks
Greenwich, CT 06830                    Fifth Avenue (February 2000 to February 2001); Director, AXA Financial (since September
                                       2002); Director, Women In Need, Inc.; Regional Vice President for the Greater New York Area,
                                       National Italian American Foundation.
-----------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Six Sigma Academy                      September 2002). President, Six Sigma Academy (since May 2004). Prior thereto Vice Chairman
315 East Hopkins Street                (March 2003 to May 2004) , Hyatt Hotels Corporation; President (January 2000 to March 2003);
Aspen, CO 81611                        Director, AXA Financial (since September 2002); Director, Schindler Holdings, Ltd. (since
                                       January 2002); Director, Interval International (January 1998 to June 2003); Executive Vice
                                       President, Hyatt Development Corporation (1997 to 2000).
-----------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Ameritrade Holding Corporation         November 2002). Chief Executive Officer, Ameritrade Holding Corporation (since March 2001);
4211 South 102nd Street                Director, AXA Financial (since November 2002); Senior Vice President, Merrill Lynch & Co.,
Omaha, NE 68127                        Inc. (1984 to March 2001).
-----------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                         Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
St. John's University                  March 1999); Special Assistant to the President, St. John's University (since September
101 Murray Street                      2003); prior thereto, Dean, Peter J. Tobin College of Business, St. John's University
New York, NY 10007                     (August 1998 to September 2003). Director, Alliance Capital Management Corporation (since
                                       May 2000); The CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H. W. Wilson
                                       Company and Junior Achievement of New York, Inc. and Member and Officer of Rock Valley Tool,
                                       LLC. Director of AXA Financial (since March 1999) and Director, P.A. Consulting (since 1999).
-----------------------------------------------------------------------------------------------------------------------------------


OFFICERS - DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address    Business Experience Within Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable
Alliance Capital Management Corporation (since May 2001); Director (since October 1992), Chairman of the Board (May 2001 to
1345 Avenue of the Americas             December 2004) and Chief Executive Officer (January 1999 to June 2003), Alliance Capital
New York, NY 10105                      Management Corporation; Vice Chairman (May 1993 to April 2001) and Chief Investment Officer
                                        (May 1993 to January 1999), Alliance Capital Management Corporation; Director, AXA Financial
                                        (since May 2001); Vice Chairman of the Board of Trustees of Colgate University; Trustee of
                                        the Mike Wolk Heart Foundation; Member of the Investment Committee of the New York Community
                                        Trust.
-----------------------------------------------------------------------------------------------------------------------------------

                                      A(2)

OFFICERS - DIRECTORS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron                 Director, Chairman of the Board, President and Chief Executive Officer, MONY Life and
                                       MONY America (since July 2004); Director, Chairman of the Board, President and Chief
                                       Executive Officer, MONY Holdings, LLC (since July 2004); Director, Chairman of the Board,
                                       President (since May 2002) and Chief Executive Officer, AXA Equitable (since May 2001);
                                       Director, President and Chief Executive Officer, AXA Financial (since May 2001); Chairman of the Board and Chief Executive Officer, AXA Financial Services, LLC (since May 2001); Member of AXA's Management Board (since May 2001); Director, Alliance Capital Management Corporation
                                       (since May 2001); Director, Chairman of the Board, President and Chief Executive Officer, AXA
                                       Life and Annuity Company (since June 2001); Director, The Advest Group, Inc. (July 2004 to
                                       present); Director, The American Ireland Fund (since 1999); Board of Trustees of The
                                       University of Scranton (1995 to 2002); Member of the Investment Company Institute's Board of
                                       Governors (since October 2001; prior thereto, October 1997 to October 2000) and Executive
                                       Committee (1998 to 2000); Former Trustee of The University of Pittsburgh and St. Sebastian's
                                       Country Day School; Former Director of the Massachusetts Bankers Association; President and
                                       Chief Operating Officer, Mellon Financial Corporation (1999 to 2001); Chairman and Chief
                                       Executive Officer, Dreyfus Corporation (1995 to 2001).
-----------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin                       Director, Vice Chairman of the Board and Chief Financial Officer, MONY Life and MONY
                                       America (since July 2004); Vice Chairman of the Board and Chief Financial Officer, MONY
                                       Holdings, LLC (since July 2004); Director, Vice Chairman of the Board (since February 1998)
                                       and Chief Financial Officer (since May 1996), AXA Equitable. Director (since November 2003),
                                       Vice Chairman of the Board (since November 1999) and Chief Financial Officer (since May 1997)
                                       and prior thereto, Executive Vice President (May 1996 to November 1999), Senior Executive
                                       Vice President (February 1998 to November 1999), AXA Financial, Executive Vice President,
                                       Member of the Executive Committee and Management Board of AXA. Director, Vice Chairman and
                                       Chief Financial Officer (since December 1999) AXA Life and Annuity Company; AXA Financial
                                       Services, LLC and AXA Distribution Holding Corp. (since September 1999). Director, Chairman
                                       U.S. Financial Life Insurance Company (Sept. 2004 to present); Director, The Advest Group,
                                       Inc. (July 2004 to present). Director, Alliance Capital Management Corporation (since July
                                       1997). Formerly a Director of DLJ (from June 1997 to November 2000). Prior thereto,
                                       Co-Chairman, Insurance Consulting and Actuarial Practice, Coopers & Lybrand, L.L.P.
-----------------------------------------------------------------------------------------------------------------------------------


OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                         Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since February 1998) and AXA Group Deputy Chief Information Officer (since
                                       February 2001); Director, President and Chief Executive Officer, AXA Technology Services
                                       (since 2002); prior thereto, Chief Information Officer (November 1994 to February 2001), AXA
                                       Equitable and AXA Financial Services, LLC (since September 1999). Previously held other officerships with AXA Equitable.
-----------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins                       Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since January 2002), AXA Equitable; Executive Vice President (since January 2002),
                                       AXA Financial Services, LLC; prior thereto, Senior Vice President and Managing Director,
                                       Worldwide Human Resources, Chubb and Son, Inc. (1999 to 2001); Senior Vice President and
                                       Deputy Director of Worldwide Human Resources, Chubb and Son, Inc. (1998 to 1999).
-----------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                           Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice
                                       President (September 1987 to present) AXA Equitable; Senior Vice President (since July 1992)
                                       AXA Financial, Inc.; Senior Vice President (since September 1999) AXA Financial Services,
                                       LLC; Senior Vice President since December 1999) AXA Life and Annuity Company; Director and
                                       Chairman of the Board (since June 2003) Frontier Trust Company, FSB ("Frontier"); Director
                                       (since July 1999) AXA Advisors LLC (formerly, "EQF" (until September 1999)); Senior Vice
                                       President (since July 1999) and former Director (July 1999 until July 2004) AXA Network, LLC
                                       (formerly EquiSource); Director and Officer of various AXA Equitable affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            A(3)

OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                         Senior Vice President and Treasurer (July 2004 to present), and Chief Investment Officer
                                       (September 2004 to present), MONY Financial Services, Inc., MONY Holdings, LLC., MONY Life
                                       Insurance Company and MONY Life Insurance Company of America. Senior Vice President (July
                                       1997 to present), Treasurer (September 1993 to present) and Chief Investment Officer
                                       (September 2004 to present), and prior thereto, Vice President (February 1989 to July 1997),
                                       Deputy Treasurer (until September 1993), AXA Equitable. Senior Vice President (September 1997
                                       to present), Treasurer (September 1993 to present) and Chief Investment Officer (September
                                       2004 to present), and prior thereto, Vice President (May 1992 to September 1997) and
                                       Assistant Treasurer (May 1992 to September 1993), AXA Financial, Inc. Senior Vice President
                                       and Treasurer (since September 1999) and Chief Investment Officer (since September 2004), AXA
                                       Financial Services, LLC. Director (since July 2004), The Advest Group, Inc. and Boston
                                       Advisors, Inc. Director, Chairman of the Board and President (since July 2004), MONY Capital
                                       Management, Inc. Director, Senior Vice President and Treasurer (since July 2004), MONY
                                       Benefits Management Corp. Director and Chairman of the Board (since July 2004), Matrix
                                       Private Equities, Inc. and Matrix Capital Markets Group, Inc. Director and Treasurer (since
                                       July 2004), 1740 Advisers, Inc. Director, Executive Vice President and Treasurer (since July
                                       2004), MONY Asset Management, Inc., MONY Realty Capital, Inc., MONY Realty Partners, Inc. and
                                       MONY Agricultural Investment Advisers, Inc. President and Treasurer (since October 2004),
                                       MONY International Holdings, LLC. Director, President and Treasurer (since November 2004),
                                       MONY Life Insurance Company of the Americas, Ltd. and MONY Bank & Trust Company of the
                                       Americas, Ltd. Director and Deputy Treasurer (since December 2001), AXA Technology Services.
                                       Senior Vice President and Treasurer (since December 1997), AXA Life & Annuity Company.
                                       Treasurer, Frontier Trust Company, FSB (since June 2000); and AXA Network, LLC (since
                                       December 1999). Director (since July 1998), Chairman (since August 2000), and Chief Executive
                                       Officer (since September 1997), Equitable Casualty Insurance Company. Senior Vice President
                                       and Treasurer, AXA Distribution Holding Corporation (since November 1999); and AXA Advisors,
                                       LLC (since December 2001). Director, Chairman, President and Chief Executive Officer (August
                                       1997 to June 2002), Equitable JV Holding Corporation. Director (since July 1997), and Senior
                                       Vice President and Chief Financial Officer (since April 1998), ACMC, Inc. Director, President and Chief Executive Officer (since December 2003), AXA Financial (Bermuda) Ltd. Treasurer
                                       (November 2000 to December 2003), Paramount Planners, LLC. Vice President and Treasurer
                                       (March 1997 to December 2002) EQ Advisors Trust. Director (July 1997 to May 2001) and
                                       President and CEO (August 1997 to May 2001), EQ Services, Inc. Director, AXA Alternative
                                       Advisors, Inc. (formerly AXA Global Structured Products).
-----------------------------------------------------------------------------------------------------------------------------------
Richard Dziadzio                       Executive Vice President (July 2004 to present) of MONY Life Insurance Company and MONY
                                       Life Insurance Company of America. Executive Vice President (September 2004 to present) AXA
                                       Equitable. Executive Vice President (September 2004 to present) of AXA Financial Services,
                                       LLC; Director (July 2004 to present) of AXA Advisors, LLC. Director (July 2004 to present) of
                                       The Advest Group, Inc.; Director (July 2004 to present) of MONY Capital Management, Inc.,
                                       MONY Realty Capital, Inc., MONY Realty Partners, Inc. and MONY Agricultural Investment
                                       Advisers, Inc.; Director (July 2004 to present) of Matrix Capital Markets Group, Inc. and
                                       Matrix Private Equities, Inc.; Director (July 2004 to present) of MONY Securities
                                       Corporation; Director (July 2004 to present) of 1740 Advisers, Inc. Director (November 2004 to present) of Frontier Trust Company, FSB; Business Support and Development (February 2001
                                       to June 2004) of GIE AXA; Head of Finance Administration (November 1998 to February 2001) of
                                       AXA Real Estate Investment Managers.
-----------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell                      Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since December 2001), AXA Equitable; prior thereto, Senior Vice President
                                       (December 1999 to December 2001); Senior Vice President and Controller, GreenPoint
                                       Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice President (since
                                       December 2001), AXA Financial Services, LLC.
-----------------------------------------------------------------------------------------------------------------------------------

A(4)

OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust                        Senior Vice President and Deputy General Counsel, MONY Life and MONY America (since July
                                       2004); Senior Vice President and Deputy General Counsel, MONY Holdings, LLC (since July
                                       2004); Senior Vice President (since September 1997) and Deputy General Counsel (since
                                       November 1999), AXA Equitable; prior thereto, Senior Vice President and Associate General
                                       Counsel (September 1997 to October 1999); Senior Vice President and Deputy General Counsel
                                       (September 2001 to present), AXA Financial; Senior Vice President (since September 1999) and
                                       Deputy General Counsel (since November 1999), AXA Financial Services, LLC. Senior Vice
                                       President and Deputy General Counsel, AXA Life and Annuity Company.
-----------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                      Senior Vice President and Controller, MONY Life and MONY America (since July 2004);
                                       Senior Vice President and Controller, AXA Equitable, AXA Financial, AXA Financial Services,
                                       LLC and MONY Holdings, LLC. Senior Vice President and Controller, AXA Life and Annuity
                                       Company (since December 1999). Previously held other officerships with AXA Equitable and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora                          Senior Vice President and Auditor (since July 2004) of MONY Financial Services, Inc.,
                                       MONY Holdings, LLC, MONY Life Insurance Company and MONY Life Insurance Company of America.
                                       Senior Vice President (since March 1996) and Auditor (since September 1994) AXA Equitable.
                                       Senior Vice President (since March 1996) and Auditor (since September 1994), AXA Financial,
                                       Inc.; prior thereto, Vice President and Auditor (September 1984 to March 1996). Senior Vice
                                       President and Auditor (since September 1999) AXA Financial Services, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
James D. Goodwin                       Senior Vice President (July 2004 to present) of MONY Life Insurance Company and MONY
                                       Life Insurance Company of America. Senior Vice President (February 2001 to present) AXA
                                       Equitable. Senior Vice President (February 2001 to present) of AXA Financial Services, LLC;
                                       Senior Vice President (April 2002 to present) of AXA Advisors, LLC; Vice President (July 2000 to present) of AXA Network, LLC, AXA Network of Alabama, LLC, AXA Network of Connecticut,
                                       Maine and New York, LLC and AXA Network Insurance Agency of Massachusetts, LLC; Vice
                                       President (July 2004 to present) of MONY Brokerage, Inc., MBI Insurance Agency of Alabama,
                                       Inc., MBI Insurance Agency of Massachusetts, Inc., MBI Insurance Agency of New Mexico, Inc.,
                                       MBI Insurance Agency of Ohio, Inc. and MBI Insurance Agency of Washington, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                          Senior Vice President (since July 2004) of MONY Life Insurance Company and MONY Life
                                       Insurance Company of America. Senior Vice President (September 2002 to present) AXA
                                       Equitable. Senior Vice President (since September 2002) of AXA Financial Services, LLC;
                                       Director, President and Chief Operating Officer (since November 2002) AXA Network, LLC;
                                       Senior Vice President (since October 2002) AXA Advisors, LLC. Senior Vice President, Product
                                       Manager of Solomon Smith Barney (1996 to September 2002).
-----------------------------------------------------------------------------------------------------------------------------------
Jerald E. Hampton                      Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President, AXA Equitable (since May 2002) Executive Vice President, AXA Financial Services,
                                       LLC (since May 2002); Director (since May 2002) and Vice Chairman of the Board (since August
                                       2002), AXA Advisors, LLC; Director (since February 2002), Chairman and Chief Executive
                                       Officer (since May 2002), AXA Network, LLC; Director and Chairman of the Board of AXA
                                       Distributors, LLC; AXA Distributors Insurance Agency, LLC; AXA Distributors Insurance Agency
                                       of Alabama, LLC; AXA Distributors Insurance Agency of Massachusetts, LLC (since September
                                       2002); Executive Vice President and Director of the Private Client Financial Services
                                       Division, Salomon Smith Barney (April 1992 to May 2002).
-----------------------------------------------------------------------------------------------------------------------------------
Edward J. Hayes                        Senior Vice President (July 2004 to present) of MONY Life Insurance Company and MONY
                                       Life Insurance Company of America. Senior Vice President (February 1997 to present) AXA
                                       Equitable. Senior Vice President (February 1997 to present) of AXA Financial Services, LLC;
                                       Executive Vice President (August 1999 to present) of AXA Advisors, LLC; Director and
                                       President (December 1996 to present) of Equitable Structured Settlement Corporation.
-----------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron                     Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice
                                       President, AXA Equitable (since September 2002), Senior Vice President, AXA Financial
                                       Services, LLC (since September 2002); prior thereto, Managing Director, Management
                                       Compensation Group Northwest, LLC (1983 to September 2002).
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            A(5)

OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Robert S. Jones, Jr.                   Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President, AXA Equitable (since February 2004); Executive Vice President, AXA Financial
                                       Services, LLC (since February 2004); Director (since December 2003) and Chairman of the Board
                                       (since July 2004) prior thereto Co-President and Co-Chief Executive Officer (December 2003 to
                                       July 2004), AXA Advisors, LLC; Director and President -- Retail Division (since December
                                       2003), AXA Network, LLC. Regional President of the New York Metro Region (March 2000 to
                                       January 2001), Co-General Manager of the Jones/Sages Agency (January 1995 to March 2000).
-----------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino                      Senior Vice President (July 2004 to present) of MONY Life Insurance Company and MONY
                                       Life Insurance Company of America; Senior Vice President and Appointed Actuary (December 2004
                                       to present) of U. S. Financial Life Insurance Company. Senior Vice President (September 2000
                                       to present) and Actuary (May 1998 to present) AXA Equitable. Senior Vice President (September
                                       2000 to present) and Actuary (September 1999 to present) of AXA Financial Services, LLC.
                                       Director and Vice President (since December 2003) AXA Financial (Bermuda) Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                        Executive Vice President and Chief Information Officer (February 2005 to present) of
                                       MONY Life Insurance Company and MONY Life Insurance Company of America. Executive Vice
                                       President and Chief Information Officer (February 2005 to present); prior thereto, Senior
                                       Vice President (September 2004 to February 2005) AXA Equitable. Senior Vice President
                                       (February 2005 to present) of AXA Financial Services, LLC. Senior Vice President / Group
                                       Chief Information Officer (1996 to September 2004) of AIG.
-----------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale                    Senior Vice President (since July 2004) of MONY Life Insurance Company and MONY Life
                                       Insurance Company of America. Senior Vice President (June 1991 to present) AXA Equitable.
                                       Senior Vice President (since September 1999) AXA Financial Services LLC. Director, Chairman
                                       and Chief Operating Officer, Casualty (September 1997 to August 2000). Director, EREIM LP
                                       Corp. (October 1997 to March 2001).
-----------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance Officer and Associate General Counsel (February
                                       2005 to present) of MONY Life Insurance Company and MONY Life Insurance Company of America.
                                       Senior Vice President, Chief Compliance Officer and Associate General Counsel (February 2005
                                       to present) AXA Equitable. Senior Vice President, Chief Compliance Officer and Associate
                                       General Counsel (February 2005 to present) of AXA Financial Services, LLC. Vice President,
                                       Deputy General and Chief Litigation Counsel (2000 to February 2005) of The MONY Group; prior thereto, Vice President and Chief Litigation Counsel (1990 to 2000).
-----------------------------------------------------------------------------------------------------------------------------------
Pauline Sherman                        Senior Vice President, Secretary and Associate General Counsel, MONY Life and MONY
                                       America (since July 2004); Senior Vice President (since February 1999); Secretary (since
                                       September 1995) and Associate General Counsel (since March 1993), AXA Equitable and AXA
                                       Financial (since September 1995). Senior Vice President, Secretary and Associate General
                                       Counsel, AXA Financial Services, LLC (since September 1999). Senior Vice President, Secretary and Associate General Counsel, MONY Holdings, LLC (since July 2004). Senior Vice President,
                                       Secretary and Associate General Counsel, AXA Life and Annuity Company (since December 1999).
                                       Secretary, AXA Distribution Holding Corporation (since September 1999). Previously held other officerships with AXA Equitable.
-----------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                      Executive Vice President and General Counsel, MONY Life and MONY America (since July
                                       2004); Executive Vice President and General Counsel, MONY Holdings, LLC (since July 2004);
                                       Executive Vice President (since September 2001) and General Counsel (since November 1999),
                                       AXA Equitable. Prior thereto, Senior Vice President (February 1995 to September 2001), Deputy
                                       General Counsel (October 1996 to November 1999). Executive Vice President and General Counsel
                                       (since September 2001), AXA Financial; prior thereto, Senior Vice President and Deputy
                                       General Counsel (October 1996 to September 2001). Executive Vice President (since September
                                       2001) and General Counsel (since November 1999), AXA Financial Services, LLC. Executive Vice
                                       President (since September 2001) and General Counsel (since December 1999), AXA Life and
                                       Annuity Company and AXA Advisors (since July 1999). Previously, Director of AXA Advisors,
                                       LLC.
-----------------------------------------------------------------------------------------------------------------------------------

A(6)

Appendix B

--------------------------------------------------------------------------------

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)


THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED                                                    WHICH RELATE TO OUR
-----------------------------------------------------------------------------------------------------------------------------------
July 25, 1996; January 1, 1997; May 1, 1997 through May 1, 2002; and
October 18, 1999, as previously supplemented on May 1, 1998 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;
May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements),
May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005;
February 23, 2005 ....................................................... IL Protector(R) Policies

December 19, 1994; May 1, 1995 through May 1, 2000;
September 15, 1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; February 9, 2001; September 4, 2001;
December 1, 2001(2); December 14, 2001; February 22, 2002; July 15, 2002;
August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May
1, 2003; May 15, 2003, November 24, 2003; February 10, 2004 (2
supplements); May 1, 2004; August 10, 2004; December 13, 2004;
February 4, 2005; February 23, 2005 ..................................... Incentive Life Plus(SM) Policies

August 18, 1992; May 1, 1993 through May 1, 2000; January 1, 1997; and
October 18, 1999 as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; September 1, 2000;
February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003;
February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004;
December 13, 2004; February 4, 2005; February 23, 2005 .................. Survivorship 2000(SM) Policies

November 27, 1991 and May 1, 1993 through May 1, 2000 and
October 18, 1999, as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;
May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements);
May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005;
February 23, 2005 ....................................................... Incentive Life 2000(SM) and Champion 2000 Policies

August 29, 1989; February 27, 1991; May 1, 1990,
May 1, 1993-May 1, 2000; and October 18, 1999, as previously supplemented on May 1, 1994 - May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; December 29, 2000; January 17, 2001;
February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003;
February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004;
December 13, 2004; February 4, 2005; February 23, 2005 .................. Incentive Life(SM) Policies and Special Offer Policies(2)

----------
(1) In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)  This supplement applies only to certain groups.



                                                                            B(1)

AXA Equitable Life Insurance Company

Variable Life Insurance Policies


Accumulator(R) Life   Incentive Life 2000
Paramount Life        Champion 2000
IL Protector          Incentive Life
IL COLI               Survivorship Incentive Life
IL COLI '04           Incentive Life '02
Incentive Life Plus   Survivorship Incentive Life '02
Survivorship 2000


PROSPECTUS SUPPLEMENT DATED MAY 1, 2005
--------------------------------------------------------------------------------


This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION

As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2005, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2005), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.


You can request a transfer over the telephone by calling 1-888-855-5100 or via the Internet by visiting our website and enrolling in EQAccess. If you are an AXA Advisors client, our Website is www.axaonline.com. All other clients may access EQAccess by visiting our other Website at www.axa-equitable.com. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern) on September 30, 2005, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.



                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104

EVM 341 (5/05)                                                   132054 (5/05)
IF/NB                                                                   x01071

                                    Part II

                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.


                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 373-17663 on March 1, 1999.

Supplement (in-force A) dated May 1, 2005 relating to Incentive Life Plus Prospectus consisting of 155 pages.

Supplement (in-force - wholesale) dated May 1, 2005 relating to Incentive Life Plus Prospectus consisting of 155 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

The signatures.

Written Consent of the following:

Independent registered public accounting firm (See Exhibit 6).

The following exhibits: Exhibits required by Article IX, paragraph A of Form N-8B-2:


     1-A(1)(a)(i)   Certified resolution re Authority to Market Variable Life
                    Insurance and Establish Separate Accounts, previously filed with this Registration Statement File No. 333-17663 on
                    December 11, 1996.

     1-A(2)         Inapplicable.

     1-A(3)(a)      See Exhibit 1-A(8).

     1-A(3)(b)      Broker-Dealer and General Agent Sales Agreement, previously filed with this Registration Statement File No. 333-17663 on
                    December 11, 1996.

     1-A(3)(c)      See Exhibit 1-A(8)(i).

     1-A(4)         Inapplicable.

+    1-A(5)(a)(i)   Flexible Premium Variable Life Insurance Policy
                    (94-300) (Incentive Life Plus) (Equitable Variable), previously filed with this Registration Statement File No.
                    333-17663 on December 11, 1996.

+    1-A(5)(a)(ii)  Flexible Premium Variable Life Insurance Policy (94-300)
                    (Incentive Life Plus) (Equitable), previously filed with this Registration Statement File No. 333-17663 on December
                    11, 1996.

     1-A(5)(b)      Name Change Endorsement (S.97-1), previously filed with this
                    Registration Statement File No. 333-17663 on December 11,
                    1996.

+    1-A(5)(c)      Option to Purchase Additional Insurance Rider (R94-204)
                    (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11,
                    1996.

+    1-A(5)(d)      Option to Purchase Additional Insurance Rider (R94-204)
                    (Equitable), previously filed with this Registration
                    Statement File No. 333-17663 on December 11, 1996.

+    1-A(5)(e)      Substitution of Insured Rider (R94-212) (Equitable
                    Variable), previously filed with this Registration Statement
                    File No. 333-17663 on December 11, 1996.

+    1-A(5)(f)      Substitution of Insured Rider (R94-212) (Equitable),
                    previously filed with this Registration Statement File No.
                    333-17663 on December 11, 1996.

+    1-A(5)(g)      Renewable Term Insurance Rider on the Insured (R94-215)
                    (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11,
                    1996.

+    1-A(5)(h)      Renewable Term Insurance Rider on the Insured (R94-215)
                    (Equitable), previously filed with this Registration
                    Statement File No. 333-17663 on December 11, 1996.

+    1-A(5)(i)      Disability Rider - Waiver of Monthly Deductions (R94-216)
                    (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11,
                    1996.

+    1-A(5)(j)      Disability Rider - Waiver of Monthly Deductions (R94-216)
                    (Equitable), previously filed with this Registration
                    Statement File No. 333-17663 on December 11, 1996.

+    1-A(5)(k)      Disability Rider - Waiver of Premiums (R94-216A) (Equitable
                    Variable), previously filed with this Registration Statement
                    File No. 333-17663 on December 11, 1996.

+    1-A(5)(l)      Disability Rider - Waiver of Premiums (R94-216A)
                    (Equitable), previously filed with this Registration
                    Statement File No. 333-17663 on December 11, 1996.

-----------
+  State variations not included

 +   1-A(5)(m)      Yearly Renewable Term Insurance Rider on the Insured
                    (R94-220) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11,
                    1996.

 +   1-A(5)(n)      Yearly Renewable Term Insurance Rider on the Insured
                    (R94-220) (Equitable), previously filed with this Registration Statement File No. 333-17663 on December 11,
                    1996.

     1-A(5)(o)      Accelerated Death Benefit Rider (R94-102) (Equitable
                    Variable), previously filed with this Registration Statement
                    File No. 333-17663 on December 11, 1996.

     1-A(5)(p)      Accelerated Death Benefit Rider (R94-102) (Equitable),
                    previously filed with this Registration Statement File No.
                    333-17663 on December 11, 1996.

     1-A(5)(q)      Designated Insured Option Rider (R91-107) (Equitable
                    Variable), previously filed with this Registration Statement
                    File No. 333-17663 on December 11, 1996.

     1-A(5)(r)      Designated Insured Option Rider (R91-107) (Equitable),
                    previously filed with this Registration Statement File No.
                    333-17663 on December 11, 1996.

     1-A(5)(s)      Children's Term Insurance Rider (R94-218), incorporated
                    herein by reference to Exhibit No. 27.(d)(xvi) to Registration Statement on Form N-6, File No. 333-103199, filed on February 13, 2003.

     1-A(5)(t)      Renewable Term Insurance on the Additional Insured Person
                    (R94-217), incorporated herein by reference to Exhibit No.
                    27.(d)(xviii) to Registration Statement on Form N-6, File
                    No. 333-103199, filed on February 13, 2003.

     1-A(5)(u)      Accidental Death Benefit Rider (R94-219), incorporated
                    herein by reference to Exhibit No. 27.(d)(xx) to Registration Statement on Form N-6, File No. 333-103199, filed on February 13, 2003.

     1-A(5)(v)      Yearly Renewable Term Insurance on First of Insureds to Die
                    Rider (R94-211), previously filed with this Registration
                    Statement File No. 333-17663 on April 8, 2003.

     1-A(6)(a)      Declaration and Charter of Equitable, as amended January 1,
                    1997, previously filed with this Registration Statement File
                    No. 333-17663 on April 30, 1997.

     1-A(6)(b)      By-Laws of Equitable, as amended November 21, 1996,
                    previously filed with this Registration Statement File No.
                    333-17663 on April 30, 1997.

     1-A(7)         Inapplicable.





-----------------------
+ State variations not included

     1-A(8) Distribution and Servicing Agreement among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

     1-A(8)(i)      Schedule of Commissions, previously filed with this
                    Registration Statement File No. 333-17663 on December 11,
                    1996.

     1-A(9)(a)      Agreement and Plan of Merger of Equitable Variable with and into Equitable dated September 19, 1996, previously filed with this Registration Statement File No. 333-17663 on
                    December 11, 1996.

     1-A(9)(b)      Form of Participation Agreement among EQ Advisors Trust,
                    Equitable, Equitable Distributors, Inc. (now AXA
                    Distributors LLC) and EQ Financial Consultants, Inc. (now
                    AXA Advisors, LLC) incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A
                    (File Nos. 333-17217 and 811-07953), filed on August 28,
                    1997.

     1-A(9)(c)      Form of Participation Agreement among AXA Premier VIP Trust,
                    The Equitable Life Assurance Society of the United States,
                    Equitable Distributors, Inc., AXA Distributors LLC, and AXA
                    Advisors, LLC, incorporated by reference to Exhibit No. 8(b) to Registration Statement File No. 333-60730, filed on
                    December 5, 2001.

     1-A(9)(d)      Form of Participation Agreement among The Equitable Life
                    Assurance Society of the United States, The Universal
                    Institutional Funds, Inc. and Morgan Stanley Investment
                    Management Inc., previously filed with this Registration
                    Statement File No. 333-17663 on October 8, 2002.

     1-A(9)(e)      Form of Participation Agreement among OCC Accumulation
                    Trust, Equitable Life Assurance Society of the United
                    States, OCC Distributors LLC and OPCAP Advisors LLC., previously filed with this Registration Statement File No.
                    333-17663 on October 8, 2002.

     1-A(10)(a)     Application EV4-200Y (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on
                    December 11, 1996.

     1-A(10)(b)     Application EV4-200Y (Equitable), previously filed with this
                    Registration Statement File No. 333-17663 on December 11,
                    1996.

     1-A(10)(c)     Distribution Agreement for services by The Equitable Life
                    Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with this Registration Statement File No. 333-17663 on April
                    19, 2001.

     1-A(10)(d)     Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement File No. 333-17663 on April
                    19, 2001.

     1-A(10)(e)     General Agent Sales Agreement dated January 1, 2000 between
                    The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration
                    Statement on Form N-4, File No. 2-30070, filed April 19,
                    2004.

     1-A(10)(f)     First Amendment to General Agent Sales Agreement dated
                    January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit
                    3(i) to the Registration Statement on Form N-4, File No.
                    2-30070, filed April 19, 2004.

     1-A(10)(g)     Second Amendment to General Agent Sales Agreement dated
                    January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit
                    3(j) to the Registration Statement on Form N-4, File No.
                    2-30070, filed April 19, 2004.

     1-A(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

     2(a)(i) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

     2(a)(ii) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement File No. 333-17663 on April 30, 1997.

     2(a)(iii)      Opinion and Consent of William Schor, Vice President and
                    Associate General Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17663, filed
                    April 30, 1999.

     2(a)(iv) Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17663 on July 26, 1999.

     2(a)(v) Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17663 on August 30, 1999.

     2(a)(vi) Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable, previously filed with this Registration Statement File No. 333-17663 on April 28, 2000.

     2(a)(vii)      Opinion and Consent of Robin M. Wagner, Vice President and
                    Counsel of Equitable, previously filed with this Registration Statement File No. 333-17663 on April 12, 2002.

     2(a)(viii)     Opinion and Consent of Dodie Kent, Vice President and
                    Counsel of AXA Equitable, previously filed with this Registration Statement File No. 333-17663 on April 27, 2004.

     2(b)(i) Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

     2(b)(ii) Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable relating to Exhibit 2(b)(i), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

     2(b)(iii)      Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice
                    President of Equitable, previously filed with this Registration Statement File No. 333-17663 on December 11,
                    1996.

     2(b)(iv) Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable, previously filed with this Registration Statement File No. 333-17663 on April 30, 1997.

     2(b)(v) Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable, previously filed with this Registration Statement File No. 333-17663 on May 1, 1998.

     2(b)(vi) Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable, previously filed with this Registration Statement, File No. 333-17663, on April 30, 1999.

     2(b)(vii)      Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice
                    President and Senior Actuary of Equitable, previously filed with this Registration Statement File No. 333-17663 on April
                    19, 2001.

     2(b)(viii)     Opinion and Consent of Brian Lessing, FSA, MAAA, Vice
                    President and Actuary of Equitable (relating to Incentive
                    Life Policies), previusly filed with this Registration
                    Statement. File No. 333-17663 on April 12, 2002.

     2(b)(ix) Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of Equitable (relating to IL COLI policies), previously filed with this Registration Statement. File No. 333-17663 on April 12, 2002.

     2(b)(x) Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of Equitable (relating to Incentive Life '02 policies), previously filed with this Registration Statement File No. 333-17663 on October 8, 2002.

     3              Inapplicable.

     4              Inapplicable.

     6              Consent of Independent registered public accounting firm.

     7(a)           Powers of Attorney, incorporated herein by reference to
                    Exhibit 10(a) to Registration Statement File No. 2-30070 on Form N-4, filed on April 19, 2004.

     7(b)           Powers of Attorney, incorporated herein by reference to
                    Exhibit 10.(d) to Registration Statement File No. 333-05593 on Form N-4, filed on August 4, 2004.

     7(c)           Powers of Attorney, incorporated herein by reference to
                    Exhibit 10.(f) to Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

     8 Description of Equitable's Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

     9(a) Illustration of Policy Benefits - Incentive Life, previously filed with this Registration Statement, File No. 333-17663, on April 30, 1999.

     9(b) Illustration of Policy Benefits - Incentive Life Plus, previously filed with this Registration Statement, File No. 333-17663, on April 30, 1999.

     9(c) Illustration of Policy Benefits for Incentive Life, previously filed with this Registration Statement File No. 333-17663 on April 19, 2001.

     9(d) Illustration of Policy Benefits for Incentive Life, previously filed with the Registration Statement File No. 333-17663 on April 12, 2002.

     9(e) Illustration of Policy Benefits for IL COLI, previously filed with the Registration Statement File No. 333-17663 on April 12, 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 27th day of April, 2005.

                                     SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                     LIFE INSURANCE COMPANY
                                     (REGISTRANT)

 [SEAL]                              By:  AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (DEPOSITOR)



                                     By:  /s/ Dodie Kent
                                          ------------------------------
                                             (Dodie Kent)
                                              Vice President



Attest: /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
             Vice President and
             Assistant Secretary
             April 27, 2005

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 27th day of April, 2005.

                                            AXA EQUITABLE LIFE INSURANCE COMPANY
                                            (DEPOSITOR)


                                            By:  /s/  Dodie Kent
                                                --------------------------------
                                                     (Dodie Kent)
                                                      Vice President


      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            John C. Graves                Scott D. Miller
Christopher M. Condron      Mary R. (Nina) Henderson      Joseph H. Moglia
Henri de Castries           James F. Higgins              Peter J. Tobin
Claus-Michael Dill          W. Edwin Jarmain              Stanley B. Tulin
Denis Duverne               Christina Johnson



*By:  /s/ Dodie Kent
     -----------------------
         (Dodie Kent)
          Attorney-in-Fact
          April 27, 2005

                                  EXHIBIT INDEX

EXHIBIT NO.                                                          TAG VALUE
-----------                                                        -------------

6               Consent of independent registered
                public accounting firm                            EX-99.6